UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1:	Schedule of Investments

Vanguard 500 Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.3%)

Consumer Discretionary (10.4%)
* Comcast Corp. Class A	29,066,152	754,267
Time Warner, Inc.	35,844,452	706,853
Home Depot, Inc.	19,172,511	704,398
The Walt Disney Co.	19,243,460	662,552
News Corp., Class A	22,031,246	509,362
McDonald's Corp.	11,305,779	509,325
Target Corp.	8,068,621	478,146
Lowe's Cos., Inc.	14,305,492	450,480
* Viacom Inc. Class B	6,430,673	264,365
* Kohl's Corp.	3,072,138	235,356
Federated Department Stores, Inc.	4,933,626	222,260
* Starbucks Corp.	7,066,115	221,593
CBS Corp.	6,856,580	209,743
The McGraw-Hill Cos., Inc.	3,331,932	209,512
Carnival Corp.	4,158,890	194,886
NIKE, Inc. Class B	1,773,733	188,477
Best Buy Co., Inc.	3,803,029	185,284
Staples, Inc.	6,753,675	174,515
Johnson Controls, Inc.	1,844,089	174,488
* Coach, Inc.	3,473,896	173,868
J.C. Penney Co., Inc. (Holding Co.)	2,111,724	173,499
* DIRECTV Group, Inc.	7,269,700	167,712
Clear Channel Communications, Inc.	4,656,606	163,166
General Motors Corp.	5,309,013	162,668
Omnicom Group Inc.	1,568,072	160,539
Marriott International, Inc. Class A	3,094,610	151,512
Harrah's Entertainment, Inc.	1,749,667	147,759
Yum! Brands, Inc.	2,477,382	143,094
Harley-Davidson, Inc.	2,421,840	142,283
* Sears Holdings Corp.	780,159	140,553
Ford Motor Co.	17,763,850	140,157
Hilton Hotels Corp.	3,650,233	131,262
Starwood Hotels&Resorts Worldwide, Inc.	2,016,327	130,759
International Game Technology	3,173,636	128,151
Gannett Co., Inc.	2,204,138	124,071
* Amazon.com, Inc.	2,918,688	116,135
TJX Cos., Inc.	4,271,699	115,165
Nordstrom, Inc.	2,147,348	113,681
Fortune Brands, Inc.	1,430,845	112,779
* Bed Bath&Beyond, Inc.	2,659,851	106,846
Mattel, Inc.	3,689,775	101,727
* Office Depot, Inc.	2,601,966	91,433
The Gap, Inc.	4,945,736	85,116
Limited Brands, Inc.	3,213,125	83,734
Newell Rubbermaid, Inc.	2,605,639	81,009
Genuine Parts Co.	1,600,291	78,414
* IAC/InterActiveCorp	2,037,819	76,846
VF Corp.	845,267	69,836
Sherwin-Williams Co.	1,045,796	69,064
H&R Block, Inc.	3,027,849	63,706
Whirlpool Corp.	738,710	62,724
Dollar General Corp.	2,931,373	61,999
Eastman Kodak Co.	2,701,054	60,936
* AutoZone Inc.	473,256	60,643
* Wyndham Worldwide Corp.	1,772,676	60,537
Harman International Industries, Inc.	614,844	59,074
Abercrombie&Fitch Co.	776,428	58,760
Tiffany&Co.	1,271,511	57,828
* Apollo Group, Inc. Class A	1,314,679	57,714
D. R. Horton, Inc.	2,579,003	56,738
Darden Restaurants Inc.	1,372,015	56,513
Lennar Corp. Class A	1,295,785	54,695
* Interpublic Group of Cos., Inc.	4,398,663	54,148
Tribune Co.	1,668,020	53,560
Pulte Homes, Inc.	1,994,502	52,775
* The Goodyear Tire&Rubber Co.	1,691,996	52,773
Polo Ralph Lauren Corp.	575,735	50,751
Black&Decker Corp.	615,579	50,244
Centex Corp.	1,121,185	46,843
Hasbro, Inc.	1,509,863	43,212
The Stanley Works	777,339	43,033
Family Dollar Stores, Inc.	1,419,178	42,036
Liz Claiborne, Inc.	971,046	41,609
Leggett&Platt, Inc.	1,672,487	37,915
OfficeMax, Inc.	703,792	37,118
E.W. Scripps Co. Class A	780,437	34,870
RadioShack Corp.	1,279,541	34,586
* Big Lots Inc.	1,023,204	32,006
^ New York Times Co. Class A	1,352,123	31,788
Jones Apparel Group, Inc.	1,030,339	31,662
KB Home	734,066	31,323
* AutoNation, Inc.	1,414,229	30,038
Brunswick Corp.	857,885	27,324
Snap-On Inc.	553,322	26,615
Wendy's International, Inc.	814,171	25,484
Circuit City Stores, Inc.	1,337,208	24,778
Dow Jones&Co., Inc.	613,781	21,157
Meredith Corp.	363,062	20,836
Dillard's Inc.	569,054	18,625
* Comcast Corp. Special Class A	150,777	3,840
* Viacom Inc. Class A	71,693	2,944
CBS Corp. Class A	71,693	2,195
News Corp., Class B	9,800	240

		12,516,895

Consumer Staples (9.5%)
The Procter&Gamble Co.	29,642,426	1,872,216
Altria Group, Inc.	19,714,744	1,731,152
Wal-Mart Stores, Inc.	23,101,686	1,084,624
PepsiCo, Inc.	15,385,614	977,910
The Coca-Cola Co.	18,922,812	908,295
CVS/Caremark Corp.	14,469,652	493,994
Walgreen Co.	9,402,070	431,461
Anheuser-Busch Cos., Inc.	7,166,770	361,635
Colgate-Palmolive Co.	4,823,154	322,138
Kimberly-Clark Corp.	4,288,026	293,687
Costco Wholesale Corp.	4,245,997	228,604
Archer-Daniels-Midland Co.	6,142,680	225,436
Sysco Corp.	5,791,181	195,916
General Mills, Inc.	3,242,486	188,778
The Kroger Co.	6,650,811	187,885
Avon Products, Inc.	4,154,824	154,809
Safeway, Inc.	4,143,131	151,804
H.J. Heinz Co.	3,048,458	143,643
Kellogg Co.	2,353,396	121,035
ConAgra Foods, Inc.	4,762,136	118,625
Sara Lee Corp.	6,883,197	116,464
Reynolds American Inc.	1,609,464	100,447
The Clorox Co.	1,419,088	90,382
The Hershey Co.	1,625,268	88,837
UST, Inc.	1,509,002	87,492
Wm. Wrigley Jr. Co.	1,635,635	83,303
Campbell Soup Co.	2,050,006	79,848
SuperValu Inc.	1,950,631	76,211
Whole Foods Market, Inc.	1,335,622	59,903
* Dean Foods Co.	1,210,120	56,561
The Estee Lauder Cos. Inc. Class A	1,091,168	53,304
Coca-Cola Enterprises, Inc.	2,612,399	52,901
Brown-Forman Corp. Class B	737,466	48,348
McCormick&Co., Inc.	1,228,060	47,305
Kraft Foods Inc.	1,465,287	46,391
Tyson Foods, Inc.	2,369,892	46,000
* Constellation Brands, Inc. Class A	1,981,698	41,972
Molson Coors Brewing Co. Class B	440,513	41,681
The Pepsi Bottling Group, Inc.	1,264,717	40,332
Wm. Wrigley Jr. Co. Class B	415,980	21,132

		11,472,461

Energy (10.0%)
ExxonMobil Corp.	53,485,107	4,035,451
Chevron Corp.	20,270,740	1,499,224
ConocoPhillips Co.	15,445,130	1,055,675
Schlumberger Ltd.	11,071,536	765,043
Occidental Petroleum Corp.	7,873,338	388,234
Valero Energy Corp.	5,675,239	365,996
Marathon Oil Corp.	3,249,209	321,119
Halliburton Co.	9,397,292	298,270
Devon Energy Corp.	4,175,413	289,022
* Transocean Inc.	2,750,252	224,696
Apache Corp.	3,106,821	219,652
Baker Hughes, Inc.	3,005,947	198,783
XTO Energy, Inc.	3,456,721	189,463
Anadarko Petroleum Corp.	4,350,481	186,984
EOG Resources, Inc.	2,290,251	163,387
Williams Cos., Inc.	5,611,738	159,710
Spectra Energy Corp.	5,893,279	154,816
* Weatherford International Ltd.	3,174,755	143,181
Hess Corp.	2,538,198	140,794
* National Oilwell Varco Inc.	1,650,144	128,365
Chesapeake Energy Corp.	3,842,507	118,657
Kinder Morgan, Inc.	1,007,634	107,263
Peabody Energy Corp.	2,484,424	99,973
Noble Corp.	1,267,400	99,719
El Paso Corp.	6,592,592	95,395
Murphy Oil Corp.	1,761,300	94,053
Smith International, Inc.	1,873,097	90,002
Sunoco, Inc.	1,150,572	81,046
* Nabors Industries, Inc.	2,613,380	77,539
ENSCO International, Inc.	1,419,100	77,199
BJ Services Co.	2,754,806	76,859
CONSOL Energy, Inc.	1,714,688	67,096
Rowan Cos., Inc.	1,038,111	33,707

		12,046,373

Financials (21.5%)
Citigroup, Inc.	46,055,253	2,364,477
Bank of America Corp.	42,014,028	2,143,556
American International Group, Inc.	24,439,907	1,642,851
JPMorgan Chase&Co.	32,629,480	1,578,614
Wells Fargo&Co.	31,739,562	1,092,793
Wachovia Corp.	17,903,016	985,561
The Goldman Sachs Group, Inc.	3,864,413	798,504
Morgan Stanley	10,000,827	787,665
Merrill Lynch&Co., Inc.	8,307,733	678,493
American Express Co.	11,201,135	631,744
U.S. Bancorp	16,639,247	581,874
Fannie Mae	9,092,792	496,285
MetLife, Inc.	7,070,798	446,521
Prudential Financial, Inc.	4,405,962	397,682
Freddie Mac	6,510,274	387,296
The Allstate Corp.	5,812,641	349,107
Lehman Brothers Holdings, Inc.	4,942,291	346,306
Washington Mutual, Inc.	8,351,819	337,246
The Travelers Cos., Inc.	6,346,717	328,570
Capital One Financial Corp.	3,857,260	291,069
The Bank of New York Co., Inc.	7,101,778	287,977
The Hartford Financial Services Group Inc.	3,008,247	287,528
SunTrust Banks, Inc.	3,337,482	277,145
Regions Financial Corp.	6,869,199	242,964
PNC Financial Services Group	3,251,988	234,046
Simon Property Group, Inc. REIT	2,080,182	231,420
AFLAC Inc.	4,621,636	217,494
BB&T Corp.	5,087,816	208,702
National City Corp.	5,561,199	207,155
State Street Corp.	3,136,299	203,075
Fifth Third Bancorp	5,225,620	202,179
The Chubb Corp.	3,847,327	198,791
Loews Corp.	4,237,534	192,511
Franklin Resources Corp.	1,572,809	190,043
Countrywide Financial Corp.	5,540,954	186,398
Charles Schwab Corp.	9,638,615	176,290
Lincoln National Corp.	2,597,701	176,098
ACE Ltd.	3,066,163	174,955
The Chicago Mercantile Exchange	327,106	174,171
Bear Stearns Co., Inc.	1,124,083	169,006
Mellon Financial Corp.	3,903,735	168,407
SLM Corp.	3,852,146	157,553
ProLogis REIT	2,404,693	156,137
Progressive Corp. of Ohio	6,986,509	152,446
Marsh&McLennan Cos., Inc.	5,188,516	151,972
The Principal Financial Group, Inc.	2,521,143	150,941
Vornado Realty Trust REIT	1,223,622	146,027
Genworth Financial Inc.	4,142,286	144,731
KeyCorp	3,715,188	139,208
Moody's Corp.	2,196,640	136,323
Equity Residential REIT	2,759,195	133,076
Boston Properties, Inc. REIT	1,116,266	131,050
Ameriprise Financial, Inc.	2,261,356	129,214
XL Capital Ltd. Class A	1,699,481	118,896
T. Rowe Price Group Inc.	2,489,801	117,494
Legg Mason Inc.	1,234,464	116,299
Archstone-Smith Trust REIT	2,068,201	112,262
Marshall&Ilsley Corp.	2,400,267	111,156
Public Storage, Inc. REIT	1,151,543	109,017
Northern Trust Corp.	1,770,145	106,457
Aon Corp.	2,800,021	106,289
Kimco Realty Corp. REIT	2,121,755	103,414
Host Hotels&Resorts Inc. REIT	3,917,420	103,067
Synovus Financial Corp.	3,065,692	99,144
Avalonbay Communities, Inc. REIT	744,675	96,808
CIT Group Inc.	1,815,808	96,093
Comerica, Inc.	1,484,923	87,789
Zions Bancorp	1,032,299	87,250
Sovereign Bancorp, Inc.	3,389,525	86,230
* E*TRADE Financial Corp.	4,009,488	85,081
Compass Bancshares Inc.	1,223,367	84,168
M&T Bank Corp.	724,031	83,865
Ambac Financial Group, Inc.	960,518	82,979
MBIA, Inc.	1,265,852	82,901
Developers Diversified Realty Corp. REIT	1,189,233	74,803
Unum Group	3,219,044	74,135
Cincinnati Financial Corp.	1,623,734	68,846
Safeco Corp.	990,914	65,826
Plum Creek Timber Co. Inc. REIT	1,661,500	65,496
Hudson City Bancorp, Inc.	4,697,900	64,267
* Realogy Corp.	2,042,351	60,474
Torchmark Corp.	917,736	60,194
* CB Richard Ellis Group, Inc.	1,753,287	59,927
^ Commerce Bancorp, Inc.	1,761,840	58,810
Apartment Investment&Management Co. Class A REIT	915,918	52,839
First Horizon National Corp.	1,176,414	48,856
Huntington Bancshares Inc.	2,220,683	48,522
MGIC Investment Corp.	777,174	45,791
Janus Capital Group Inc.	1,780,484	37,230
Federated Investors, Inc.	844,124	30,996

		25,794,918

Health Care (11.8%)
Pfizer Inc.	66,576,170	1,681,714
Johnson&Johnson	27,187,697	1,638,331
Merck&Co., Inc.	20,352,477	898,969
Abbott Laboratories	14,496,063	808,880
UnitedHealth Group Inc.	12,722,827	673,928
Wyeth	12,646,331	632,696
* Amgen, Inc.	10,967,422	612,860
Medtronic, Inc.	10,818,103	530,736
Bristol-Myers Squibb Co.	18,971,514	526,649
Eli Lilly&Co.	9,268,504	497,811
* WellPoint Inc.	5,753,329	466,595
Schering-Plough Corp.	13,976,219	356,533
* Gilead Sciences, Inc.	4,365,183	333,937
Baxter International, Inc.	6,116,617	322,162
Cardinal Health, Inc.	3,760,478	274,327
Aetna Inc.	4,847,590	212,276
* Medco Health Solutions, Inc.	2,706,119	196,275
* Zimmer Holdings, Inc.	2,230,400	190,498
* Celgene Corp.	3,546,904	186,071
Stryker Corp.	2,800,277	185,714
* Thermo Fisher Scientific, Inc.	3,941,873	184,283
Becton, Dickinson&Co.	2,305,049	177,235
McKesson Corp.	2,775,094	162,454
* Boston Scientific Corp.	11,113,846	161,595
Allergan, Inc.	1,443,230	159,939
* Forest Laboratories, Inc.	2,983,040	153,448
* Genzyme Corp.	2,472,829	148,419
* Biogen Idec Inc.	3,213,617	142,620
CIGNA Corp.	914,691	130,490
* St. Jude Medical, Inc.	3,230,483	121,498
* Express Scripts Inc.	1,273,136	102,768
Biomet, Inc.	2,298,953	97,683
AmerisourceBergen Corp.	1,795,339	94,704
* Humana Inc.	1,564,972	90,800
* Coventry Health Care Inc.	1,496,941	83,904
* Laboratory Corp. of America Holdings	1,148,575	83,421
* MedImmune Inc.	2,235,427	81,347
C.R. Bard, Inc.	969,372	77,075
Quest Diagnostics, Inc.	1,495,122	74,562
* Hospira, Inc.	1,465,155	59,925
* Varian Medical Systems, Inc.	1,206,264	57,527
* Waters Corp.	953,912	55,327
IMS Health, Inc.	1,854,129	54,993
Applera Corp.-Applied Biosystems Group	1,724,411	50,991
Mylan Laboratories, Inc.	2,296,967	48,558
* Barr Pharmaceuticals Inc.	1,001,897	46,438
* Patterson Cos	1,307,149	46,391
* King Pharmaceuticals, Inc.	2,275,724	44,763
Manor Care, Inc.	691,218	37,575
* Millipore Corp.	506,254	36,688
* Tenet Healthcare Corp.	4,402,837	28,310
PerkinElmer, Inc.	1,149,115	27,832
Bausch&Lomb, Inc.	510,046	26,094
* Watson Pharmaceuticals, Inc.	957,547	25,308

		14,201,927

Industrials (10.8%)
General Electric Co.	96,602,142	3,415,852
United Parcel Service, Inc.	10,018,544	702,300
The Boeing Co.	7,414,568	659,229
United Technologies Corp.	9,354,722	608,057
Tyco International Ltd.	18,587,474	586,435
3M Co.	6,894,355	526,936
Caterpillar, Inc.	6,066,874	406,663
Honeywell International Inc.	7,514,753	346,130
Lockheed Martin Corp.	3,333,918	323,457
Emerson Electric Co.	7,498,706	323,119
FedEx Corp.	2,885,196	309,957
General Dynamics Corp.	3,811,551	291,202
Burlington Northern Santa Fe Corp.	3,370,087	271,056
Union Pacific Corp.	2,541,713	258,111
Northrop Grumman Corp.	3,288,116	244,044
Deere&Co.	2,129,445	231,343
Raytheon Co.	4,188,575	219,733
Illinois Tool Works, Inc.	3,881,947	200,308
Norfolk Southern Corp.	3,726,259	188,549
Waste Management, Inc.	5,002,416	172,133
PACCAR, Inc.	2,330,338	171,047
CSX Corp.	4,099,168	164,172
Danaher Corp.	2,233,611	159,592
Ingersoll-Rand Co.	2,889,126	125,301
Eaton Corp.	1,372,003	114,645
Southwest Airlines Co.	7,400,293	108,784
Textron, Inc.	1,177,006	105,695
Rockwell Collins, Inc.	1,579,059	105,686
ITT Industries, Inc.	1,706,014	102,907
L-3 Communications Holdings, Inc.	1,167,883	102,155
Masco Corp.	3,684,340	100,951
Pitney Bowes, Inc.	2,073,780	94,129
Dover Corp.	1,921,488	93,788
Parker Hannifin Corp.	1,086,391	93,766
Rockwell Automation, Inc.	1,554,697	93,080
American Standard Cos., Inc.	1,639,883	86,947
C.H. Robinson Worldwide Inc.	1,626,542	77,667
Cooper Industries, Inc. Class A	1,712,914	77,064
R.R. Donnelley&Sons Co.	2,050,007	75,010
Fluor Corp.	826,166	74,124
Cummins Inc.	490,493	70,984
* Terex Corp.	963,033	69,107
Goodrich Corp.	1,176,882	60,586
Robert Half International, Inc.	1,576,630	58,351
* Monster Worldwide Inc.	1,207,081	57,179
Avery Dennison Corp.	859,851	55,254
W.W. Grainger, Inc.	683,611	52,802
Cintas Corp.	1,275,314	46,039
Pall Corp.	1,154,545	43,873
Equifax, Inc.	1,169,228	42,618
* Allied Waste Industries, Inc.	2,395,514	30,160
Ryder System, Inc.	567,530	28,002
* Raytheon Co. Warrants Exp. 6/16/11	60,569	1,051

		13,027,130

Information Technology (14.8%)
Microsoft Corp.	80,952,404	2,256,143
* Cisco Systems, Inc.	56,741,489	1,448,610
International Business Machines Corp.	14,143,288	1,333,146
Intel Corp.	54,176,548	1,036,397
Hewlett-Packard Co.	25,143,169	1,009,247
* Google Inc.	2,044,843	936,865
* Apple Computer, Inc.	8,096,692	752,264
* Oracle Corp.	37,485,700	679,616
QUALCOMM Inc.	15,561,806	663,867
* Dell Inc.	21,340,113	495,304
Texas Instruments, Inc.	13,559,938	408,154
Motorola, Inc.	22,456,131	396,800
* Yahoo! Inc.	11,469,338	358,876
* eBay Inc.	10,674,234	353,851
* Corning, Inc.	14,746,099	335,326
* EMC Corp.	19,804,230	274,289
Automatic Data Processing, Inc.	5,166,479	250,058
Applied Materials, Inc.	13,113,081	240,232
* Adobe Systems, Inc.	5,524,112	230,354
* Sun Microsystems, Inc.	33,801,849	203,149
First Data Corp.	7,073,863	190,287
Western Union Co.	7,244,563	159,018
* Xerox Corp.	8,905,573	150,415
* Symantec Corp.	8,676,635	150,106
* Electronic Arts Inc.	2,909,614	146,528
* Broadcom Corp.	4,425,152	141,915
Electronic Data Systems Corp.	4,833,898	133,802
* Agilent Technologies, Inc.	3,819,602	128,682
* Network Appliance, Inc.	3,493,723	127,591
Paychex, Inc.	3,183,687	120,566
* Cognizant Technology Solutions Corp.	1,339,103	118,203
Analog Devices, Inc.	3,131,732	108,013
* Juniper Networks, Inc.	5,343,019	105,151
CA, Inc.	3,860,956	100,037
KLA-Tencor Corp.	1,874,760	99,962
* NVIDIA Corp.	3,337,268	96,047
* SanDisk Corp.	2,133,695	93,456
Linear Technology Corp.	2,809,323	88,747
Maxim Integrated Products, Inc.	3,010,152	88,498
* Intuit, Inc.	3,214,735	87,955
* Fiserv, Inc.	1,618,639	85,885
* Micron Technology, Inc.	7,084,731	85,584
* Computer Sciences Corp.	1,625,847	84,755
* Autodesk, Inc.	2,176,687	81,843
Xilinx, Inc.	3,142,470	80,856
* NCR Corp.	1,680,167	80,262
Fidelity National Information Services, Inc.	1,527,942	69,460
* Advanced Micro Devices, Inc.	5,207,800	68,014
* Altera Corp.	3,381,592	67,598
* LSI Logic Corp.	6,302,084	65,794
National Semiconductor Corp.	2,696,460	65,093
* BMC Software, Inc.	1,916,341	59,004
* VeriSign, Inc.	2,302,956	57,850
* Affiliated Computer Services, Inc. Class A	929,244	54,714
* Citrix Systems, Inc.	1,696,466	54,338
* Lexmark International, Inc.	915,288	53,508
* Avaya Inc.	4,243,289	50,113
Sabre Holdings Corp.	1,255,972	41,133
* Tellabs, Inc.	4,128,214	40,869
* Novellus Systems, Inc.	1,180,358	37,795
Molex, Inc.	1,327,867	37,446
Jabil Circuit, Inc.	1,728,524	37,008
* Convergys Corp.	1,287,201	32,708
* JDS Uniphase Corp.	1,972,513	30,041
* Teradyne, Inc.	1,773,350	29,331
* Compuware Corp.	3,030,352	28,758
* Unisys Corp.	3,243,418	27,342
* Solectron Corp.	8,545,898	26,920
* QLogic Corp.	1,494,237	25,402
* Novell, Inc.	3,166,987	22,866
* Ciena Corp.	799,627	22,350
Tektronix, Inc.	770,847	21,707
* ADC Telecommunications, Inc.	1,094,657	18,325
* Sanmina-SCI Corp.	4,975,127	18,010
* PMC Sierra Inc.	1,969,958	13,809
* Agere Systems Inc.	345,217	7,809
Molex, Inc. Class A	4,051	101

		17,781,928

Materials (3.1%)
E.I. du Pont de Nemours&Co.	8,681,459	429,125
Dow Chemical Co.	9,010,738	413,232
Monsanto Co.	5,105,918	280,621
Alcoa Inc.	8,168,680	276,918
Freeport-McMoRan Copper&Gold, Inc. Class B	3,394,769	224,700
Praxair, Inc.	3,017,717	189,995
Nucor Corp.	2,828,962	184,250
Newmont Mining Corp. (Holding Co.)	4,232,824	177,736
International Paper Co.	4,252,182	154,779
Air Products&Chemicals, Inc.	2,031,248	150,231
Weyerhaeuser Co.	1,999,368	149,433
United States Steel Corp.	1,112,199	110,297
PPG Industries, Inc.	1,544,687	108,607
Vulcan Materials Co.	891,871	103,885
Allegheny Technologies Inc.	957,079	102,111
Ecolab, Inc.	1,667,866	71,718
Rohm&Haas Co.	1,335,982	69,097
Temple-Inland Inc.	999,884	59,733
MeadWestvaco Corp.	1,712,714	52,820
Sigma-Aldrich Corp.	1,240,694	51,514
Eastman Chemical Co.	785,054	49,717
Sealed Air Corp.	1,515,794	47,899
Ball Corp.	973,715	44,645
* Pactiv Corp.	1,243,544	41,957
Ashland, Inc.	534,116	35,038
International Flavors&Fragrances, Inc.	730,369	34,488
Bemis Co., Inc.	979,386	32,702
* Hercules, Inc.	1,092,726	21,352

		3,668,600

Telecommunication Services (3.7%)
AT&T Inc.	58,658,960	2,312,923
Verizon Communications Inc.	27,336,252	1,036,591
Sprint Nextel Corp.	27,266,983	516,982
Alltel Corp.	3,381,654	209,663
* Qwest Communications International Inc.	14,719,897	132,332
Embarq Corp.	1,413,040	79,625
Windstream Corp.	4,478,596	65,791
Citizens Communications Co.	3,182,299	47,575
CenturyTel, Inc.	1,045,167	47,231

		4,448,713

Utilities (3.7%)
Exelon Corp.	6,295,697	432,577
Dominion Resources, Inc.	3,278,414	291,025
TXU Corp.	4,314,251	276,543
Southern Co.	7,027,317	257,551
Duke Energy Corp.	11,801,059	239,443
FPL Group, Inc.	3,807,508	232,905
FirstEnergy Corp.	2,996,239	198,471
Public Service Enterprise Group, Inc.	2,374,617	197,188
Entergy Corp.	1,862,974	195,463
American Electric Power Co., Inc.	3,722,695	181,481
PG&E Corp.	3,292,248	158,917
Sempra Energy	2,467,894	150,566
Edison International	3,058,162	150,247
PPL Corp.	3,614,014	147,813
Constellation Energy Group, Inc.	1,695,954	147,463
* AES Corp.	6,234,294	134,162
Consolidated Edison Inc.	2,418,376	123,482
Progress Energy, Inc.	2,412,879	121,706
Ameren Corp.	1,939,293	97,546
Xcel Energy, Inc.	3,827,338	94,497
DTE Energy Co.	1,663,471	79,680
* Allegheny Energy, Inc.	1,544,299	75,887
Questar Corp.	807,451	72,033
KeySpan Corp.	1,648,152	67,821
NiSource, Inc.	2,570,446	62,822
CenterPoint Energy Inc.	3,003,848	53,889
Pinnacle West Capital Corp.	939,622	45,337
Integrys Energy Group, Inc.	706,106	39,196
CMS Energy Corp.	2,097,414	37,334
TECO Energy, Inc.	1,958,726	33,710
* Dynegy, Inc.	3,537,262	32,755
Nicor Inc.	421,956	20,431

		4,449,941

Total Common Stocks
(Cost $72,514,509)		119,408,886

Temporary Cash Investments (0.9%)

Money Market Fund (0.9%)
1 Vanguard Market Liquidity Fund, 5.288%	1,019,687,600	1,019,688

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)

[2] Federal Home Loan Mortgage Corp.
[3] 5.189%, 4/9/07	5,000	4,995
[3] 5.189%, 7/13/07	10,000	9,857
[2] Federal National Mortgage Assn
[3] 5.215%, 4/9/07	20,000	19,980
[3] 5.213%, 4/11/07	10,000	9,987

		44,819

Total Temporary Cash Investments
(Cost $1,064,499)		1,064,507

Total Investments (100.2%)
(Cost $73,579,008)		120,473,393

Other Assets and Liabilities—Net (-0.2%)		(282,156)

Net Assets (100%)		120,191,237

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $44,819,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $73,579,008,000. Net unrealized appreciation of investment securities for tax purposes was $46,894,385,000, consisting of unrealized gains of $51,383,869,000 on securities that had risen in value since their purchase and $4,489,484,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	2,398	858,004	8,419

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Extended Market Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (15.0%)
* Las Vegas Sands Corp.	592,425	51,310
* EchoStar Communications Corp. Class A	879,122	38,180
* MGM Mirage, Inc.	535,656	37,239
Cablevision Systems NY Group Class A	978,546	29,777
* Liberty Global, Inc. Series C	897,209	27,490
American Eagle Outfitters, Inc.	860,477	25,806
* Liberty Global, Inc. Class A	777,367	25,599
* Discovery Holding Co. Class A	1,201,429	22,983
* CarMax, Inc.	920,586	22,591
Idearc Inc.	629,026	22,079
* GameStop Corp. Class A	650,130	21,175
Lamar Advertising Co. Class A	328,353	20,676
Ross Stores, Inc.	599,028	20,607
Wynn Resorts Ltd.	213,598	20,262
*^Sirius Satellite Radio, Inc.	6,253,887	20,012
ServiceMaster Co.	1,249,427	19,229
PetSmart, Inc.	581,891	19,179
*^Mohawk Industries, Inc.	230,051	18,876
BorgWarner, Inc.	248,241	18,722
Washington Post Co. Class B	24,317	18,566
* Chico's FAS, Inc.	753,587	18,410
* Expedia, Inc.	763,991	17,709
Royal Caribbean Cruises, Ltd.	418,588	17,648
Advance Auto Parts, Inc.	452,620	17,449
Station Casinos, Inc.	198,715	17,203
Brinker International, Inc.	525,096	17,171
Williams-Sonoma, Inc.	480,728	17,047
* Dollar Tree Stores, Inc.	439,873	16,821
* O'Reilly Automotive, Inc.	486,414	16,100
Foot Locker, Inc.	667,251	15,714
* R.H. Donnelley Corp.	220,066	15,600
* XM Satellite Radio Holdings, Inc.	1,165,215	15,055
Service Corp. International	1,256,129	14,898
* Toll Brothers, Inc.	542,895	14,864
Phillips-Van Heusen Corp.	237,927	13,990
* NVR, Inc.	20,686	13,756
* Penn National Gaming, Inc.	310,988	13,192
* Laureate Education Inc.	220,559	13,006
Claire's Stores, Inc.	398,811	12,810
* Urban Outfitters, Inc.	480,053	12,726
OSI Restaurant Partners, Inc.	321,828	12,712
Saks Inc.	595,495	12,410
* Career Education Corp.	406,754	12,406
* Hanesbrands Inc.	413,062	12,140
* Lear Corp.	327,174	11,945
* AnnTaylor Stores Corp.	307,866	11,939
* ITT Educational Services, Inc.	138,305	11,270
Sotheby's	244,955	10,896
Men's Wearhouse, Inc.	226,817	10,672
* Getty Images, Inc.	212,629	10,340
* Jack in the Box Inc.	146,341	10,117
Gentex Corp.	613,224	9,965
* Scientific Games Corp.	287,424	9,436
* Dick's Sporting Goods, Inc.	161,181	9,390
* Payless ShoeSource, Inc.	282,836	9,390
* Gaylord Entertainment Co.	174,685	9,236
* Jarden Corp.	239,493	9,173
* Aeropostale, Inc.	225,583	9,075
* The Cheesecake Factory Inc.	334,837	8,923
Boyd Gaming Corp.	182,800	8,709
Barnes&Noble, Inc.	219,348	8,653
* Rent-A-Center, Inc.	301,417	8,434
Weight Watchers International, Inc.	175,602	8,093
* Panera Bread Co.	136,199	8,044
International Speedway Corp.	153,226	7,922
Applebee's International, Inc.	318,522	7,893
Regis Corp.	192,883	7,787
^ Pool Corp.	217,448	7,785
^ Polaris Industries, Inc.	161,270	7,738
Ryland Group, Inc.	182,542	7,701
Strayer Education, Inc.	61,452	7,682
*^Tractor Supply Co.	148,503	7,648
DeVry, Inc.	255,364	7,495
* Pinnacle Entertainment, Inc.	255,497	7,427
Guess ?, Inc.	183,365	7,424
Ruby Tuesday, Inc.	253,299	7,244
* Vail Resorts Inc.	133,197	7,237
MDC Holdings, Inc.	149,354	7,179
* Marvel Entertainment, Inc.	258,593	7,176
John Wiley&Sons Class A	189,447	7,154
*^Nutri/System Inc.	135,277	7,090
Belo Corp. Class A	377,139	7,041
* Charming Shoppes, Inc.	528,841	6,848
Wolverine World Wide, Inc.	238,696	6,820
* Life Time Fitness, Inc.	132,461	6,810
*^Crocs, Inc.	143,958	6,802
* Sonic Corp.	298,472	6,650
Tupperware Brands Corp.	261,465	6,518
* Pacific Sunwear of California, Inc.	298,133	6,210
* Live Nation	280,708	6,192
* Quiksilver, Inc.	523,061	6,068
*^Netflix.com, Inc.	259,019	6,007
Arbitron Inc.	127,350	5,979
Thor Industries, Inc.	150,564	5,931
* CEC Entertainment Inc.	142,736	5,929
Lee Enterprises, Inc.	197,042	5,921
Bob Evans Farms, Inc.	156,966	5,800
Standard Pacific Corp.	277,457	5,791
Harte-Hanks, Inc.	207,679	5,730
* Guitar Center, Inc.	126,292	5,698
Matthews International Corp.	139,513	5,678
American Greetings Corp. Class A	244,183	5,667
* Timberland Co.	216,864	5,645
CKE Restaurants Inc.	298,478	5,629
* The Warnaco Group, Inc.	197,043	5,596
* The Children's Place Retail Stores, Inc.	100,122	5,583
* Carter's, Inc.	220,067	5,576
ArvinMeritor, Inc.	305,309	5,572
* DreamWorks Animation SKG, Inc.	181,920	5,563
* Zale Corp.	209,805	5,535
Domino's Pizza, Inc.	168,911	5,485
Aaron Rents, Inc.	206,867	5,470
* The Gymboree Corp.	135,830	5,443
* Bally Technologies Inc.	226,966	5,352
*^Blockbuster Inc. Class A	823,263	5,302
* Coldwater Creek Inc.	259,944	5,272
Borders Group, Inc.	257,758	5,263
American Axle&Manufacturing Holdings, Inc.	189,659	5,187
Brown Shoe Co., Inc.	123,104	5,170
CBRL Group, Inc.	111,411	5,158
* Fossil, Inc.	194,008	5,135
* Charter Communications, Inc.	1,840,534	5,135
* TRW Automotive Holdings Corp.	146,383	5,097
* Corinthian Colleges, Inc.	370,505	5,094
Choice Hotels International, Inc.	142,512	5,049
* Tenneco Automotive, Inc.	195,960	4,989
Catalina Marketing Corp.	156,081	4,929
* Tween Brands, Inc.	137,254	4,903
The McClatchy Co. Class A	154,601	4,887
^ Beazer Homes USA, Inc.	167,919	4,875
Cooper Tire&Rubber Co.	263,276	4,815
Ethan Allen Interiors, Inc.	135,885	4,802
*^P.F. Chang's China Bistro, Inc.	114,129	4,780
* Visteon Corp.	552,658	4,720
Regal Entertainment Group Class A	232,696	4,624
Jackson Hewitt Tax Service Inc.	140,866	4,533
Winnebago Industries, Inc.	134,776	4,533
The Pep Boys (Manny, Moe&Jack)	233,781	4,463
* Gemstar-TV Guide International, Inc.	1,063,842	4,457
Stage Stores, Inc.	187,573	4,372
* Rare Hospitality International Inc.	143,491	4,318
* LKQ Corp.	194,547	4,253
* Bright Horizons Family Solutions, Inc.	112,424	4,244
Callaway Golf Co.	267,417	4,214
Group 1 Automotive, Inc.	103,880	4,131
* The Dress Barn, Inc.	197,571	4,111
* RCN Corp.	159,996	4,088
*^Select Comfort Corp.	225,728	4,018
* Genesco, Inc.	96,626	4,013
* Clear Channel Outdoor Holdings, Inc. Class A	152,432	4,010
* WMS Industries, Inc.	102,158	4,009
Triarc Cos., Inc. Class B	230,348	3,960
IHOP Corp.	67,404	3,953
Media General, Inc. Class A	103,302	3,942
* Hovnanian Enterprises Inc. Class A	156,656	3,941
* Skechers U.S.A., Inc.	117,037	3,929
* Iconix Brand Group Inc.	191,526	3,907
Interactive Data Corp.	157,610	3,901
* Hibbett Sports Inc.	136,373	3,899
* Under Armour, Inc.	75,790	3,888
* Cabela's Inc.	154,287	3,828
* Coinstar, Inc.	119,179	3,730
Sally Beauty Co. Inc.	401,350	3,688
Sonic Automotive, Inc.	129,124	3,680
* RC2 Corp.	90,316	3,648
Stewart Enterprises, Inc. Class A	450,780	3,633
United Auto Group, Inc.	178,610	3,626
Columbia Sportswear Co.	57,501	3,583
Ameristar Casinos, Inc.	111,321	3,575
* Valassis Communications, Inc.	205,349	3,530
* Scholastic Corp.	111,092	3,455
* J. Crew Group, Inc.	85,061	3,417
Entercom Communications Corp.	120,257	3,389
*^WCI Communities, Inc.	158,391	3,380
Sealy Corp.	191,957	3,355
* Deckers Outdoor Corp.	46,965	3,335
Tempur-Pedic International Inc.	127,606	3,316
Furniture Brands International Inc.	208,009	3,282
* Texas Roadhouse, Inc.	229,978	3,277
Oxford Industries, Inc.	65,669	3,247
* CSK Auto Corp.	188,227	3,238
K-Swiss, Inc.	119,522	3,229
Modine Manufacturing Co.	140,973	3,228
* INVESTools Inc.	231,006	3,211
Kimball International, Inc. Class B	166,090	3,202
Hearst-Argyle Television Inc.	116,933	3,179
Christopher&Banks Corp.	163,270	3,179
Cato Corp. Class A	135,601	3,172
Kellwood Co.	108,137	3,172
* Papa John's International, Inc.	106,481	3,131
* 99 Cents Only Stores	209,940	3,092
Warner Music Group Corp.	179,095	3,055
* Meritage Corp.	94,423	3,033
Ambassadors Group, Inc.	90,606	3,012
Speedway Motorsports, Inc.	75,970	2,944
Talbots Inc.	122,922	2,903
*^Blue Nile Inc.	71,261	2,897
The Stride Rite Corp.	187,365	2,884
* Champion Enterprises, Inc.	327,451	2,882
* JAKKS Pacific, Inc.	118,532	2,833
Fred's, Inc.	189,517	2,786
*^Shuffle Master, Inc.	149,866	2,735
^ La-Z-Boy Inc.	220,684	2,732
* TiVo Inc.	428,067	2,718
*^Krispy Kreme Doughnuts, Inc.	265,596	2,706
Bandag, Inc.	53,016	2,687
* California Pizza Kitchen, Inc.	79,749	2,623
Pier 1 Imports Inc.	379,552	2,623
Steven Madden, Ltd.	89,542	2,615
* GSI Commerce, Inc.	114,778	2,593
* Red Robin Gourmet Burgers, Inc.	66,338	2,575
*^Pre-Paid Legal Services, Inc.	51,347	2,573
Spartan Motors, Inc.	107,709	2,500
* Jos. A. Bank Clothiers, Inc.	70,092	2,478
* Denny's Corp.	495,971	2,430
The Buckle, Inc.	67,989	2,427
Blyth, Inc.	114,059	2,408
* Vertrue Inc.	49,806	2,396
Landry's Restaurants, Inc.	80,871	2,394
Oakley, Inc.	118,737	2,391
* Keystone Automotive Industries, Inc.	70,786	2,385
Nautilus Inc.	154,386	2,382
Finish Line, Inc.	185,829	2,341
^ Bon-Ton Stores, Inc.	41,606	2,340
* Mediacom Communications Corp.	283,275	2,306
* AFC Enterprises, Inc.	114,533	2,296
* Jo-Ann Stores, Inc.	84,085	2,291
* Entravision Communications Corp.	244,841	2,287
* Universal Technical Institute Inc.	98,028	2,262
Building Materials Holding Corp.	123,788	2,242
* Drew Industries, Inc.	78,071	2,239
* Charlotte Russe Holding Inc.	76,977	2,222
* Six Flags, Inc.	364,912	2,193
* K2 Inc.	181,331	2,192
Asbury Automotive Group, Inc.	77,028	2,176
* The Wet Seal, Inc. Class A	331,748	2,173
* Fleetwood Enterprises, Inc.	272,147	2,153
* Hot Topic, Inc.	192,595	2,138
* Aftermarket Technology Corp.	88,000	2,137
Big 5 Sporting Goods Corp.	81,885	2,122
* Maidenform Brands, Inc.	91,200	2,104
*^Avatar Holding, Inc.	29,425	2,102
^ Brookfield Homes Corp.	65,195	2,093
* Priceline.com, Inc.	39,217	2,089
* Buffalo Wild Wings Inc.	32,464	2,068
Movado Group, Inc.	69,917	2,059
UniFirst Corp.	52,540	2,016
*^Trump Entertainment Resorts, Inc.	111,347	2,012
* LodgeNet Entertainment Corp.	65,370	2,008
The Marcus Corp.	86,043	2,001
Tuesday Morning Corp.	133,587	1,982
* Zumiez Inc.	48,896	1,962
* CKX, Inc.	176,228	1,956
Journal Communications, Inc.	148,804	1,951
* Peet's Coffee&Tea Inc.	70,215	1,939
^ Ambassadors International, Inc.	41,893	1,933
*^Build-A-Bear-Workshop, Inc.	70,239	1,929
Westwood One, Inc.	279,636	1,921
Sauer-Danfoss, Inc.	63,505	1,912
Churchill Downs, Inc.	42,042	1,908
* Lin TV Corp.	118,971	1,892
Citadel Broadcasting Corp.	198,678	1,889
^ Superior Industries International, Inc.	89,850	1,872
* Steak n Shake Co.	111,548	1,871
* Retail Ventures, Inc.	88,664	1,866
Martha Stewart Living Omnimedia, Inc.	108,379	1,844
Stein Mart, Inc.	112,836	1,841
Cherokee Inc.	42,701	1,839
CPI Corp.	34,396	1,806
* Isle of Capri Casinos, Inc.	70,471	1,805
Burger King Holdings Inc.	83,300	1,799
World Wrestling Entertainment, Inc.	110,043	1,794
* Exide Technologies	205,993	1,792
* PRIMEDIA Inc.	673,241	1,791
* Cox Radio, Inc.	130,130	1,776
Lithia Motors, Inc.	64,776	1,776
* Morningstar, Inc.	33,963	1,754
* DSW Inc. Class A	41,228	1,740
Monaco Coach Corp.	107,565	1,714
* Morgans Hotel Group	76,923	1,616
* MarineMax, Inc.	68,901	1,597
bebe stores, inc	91,241	1,586
* Midas Inc.	73,036	1,575
* Perry Ellis International Corp.	49,008	1,568
Gray Television, Inc.	150,138	1,564
* O'Charley's Inc.	79,089	1,526
* Benihana Inc. Class A	53,584	1,518
* A.C. Moore Arts&Crafts, Inc.	71,013	1,515
* Casual Male Retail Group, Inc.	128,026	1,515
* Chipotle Mexican Grill, Inc. Class B	26,200	1,504
* MTR Gaming Group Inc.	113,643	1,486
Kenneth Cole Productions, Inc.	57,165	1,467
Sun-Times Media Group, Inc.	295,209	1,464
*^GenTek, Inc.	42,694	1,454
* Great Wolf Resorts, Inc.	109,442	1,448
* Bluegreen Corp.	126,458	1,428
*^Syntax-Brillian Corp.	164,677	1,383
* 4Kids Entertainment Inc.	72,902	1,379
* ValueVision Media, Inc.	111,435	1,377
* Leapfrog Enterprises, Inc.	128,491	1,375
National Presto Industries, Inc.	22,107	1,363
Monro Muffler Brake, Inc.	38,797	1,362
* BJ's Restaurants Inc.	64,285	1,358
* Knology, Inc.	85,575	1,355
* Monarch Casino&Resort, Inc.	51,748	1,345
* Universal Electronics, Inc.	48,255	1,344
* Audiovox Corp.	91,238	1,344
M/I Homes, Inc.	50,022	1,328
Steinway Musical Instruments Inc.	41,102	1,326
* Empire Resorts Inc.	139,835	1,313
* Famous Dave's of America, Inc.	72,404	1,308
FTD Group, Inc.	78,941	1,305
*^True Religion Apparel, Inc.	78,435	1,274
^ Emmis Communications, Inc.	150,061	1,267
Courier Corp.	32,314	1,263
* 1-800-FLOWERS.COM, Inc.	160,563	1,249
Sinclair Broadcast Group, Inc.	79,971	1,236
* Sturm, Ruger&Co., Inc.	91,712	1,234
* Source Interlink Cos., Inc.	180,748	1,213
*^Educate, Inc.	157,258	1,205
* Rentrak Corp.	74,854	1,170
CSS Industries, Inc.	31,048	1,164
* Multimedia Games Inc.	96,875	1,153
*^Jamba Inc.	124,450	1,142
^ Systemax Inc.	60,419	1,132
* Stamps.com Inc.	76,772	1,103
* Nexstar Broadcasting Group, Inc.	114,520	1,101
* New York&Co., Inc.	69,536	1,098
Blair Corp.	26,148	1,098
* Hayes Lemmerz International, Inc.	146,656	1,072
Deb Shops, Inc.	39,196	1,061
* Fisher Communications, Inc.	21,326	1,036
* Lodgian, Inc.	76,800	1,026
* E. Gottschalk&Co., Inc.	71,591	1,022
* Ruth's Chris Steak House	49,196	1,002
Marine Products Corp.	104,022	995
* Citi Trends Inc.	23,198	991
* McCormick&Schmick's Seafood Restaurants, Inc.	36,973	991
Libbey, Inc.	69,783	978
* Smith&Wesson Holding Corp.	74,698	978
Arctic Cat, Inc.	50,072	976
* Image Entertainment, Inc.	232,797	975
* Interstate Hotels&Resorts, Inc.	153,981	972
* Luby's, Inc.	99,439	972
Frisch's Restaurants, Inc.	25,701	964
*^Overstock.com, Inc.	57,917	961
*^Cost Plus, Inc.	95,930	959
* Shoe Carnival, Inc.	28,791	959
* Cumulus Media Inc.	102,000	957
* Nobel Learning Communities, Inc.	63,095	955
* Restoration Hardware, Inc.	144,815	950
*^Palm Harbor Homes, Inc.	66,194	949
^ Carmike Cinemas, Inc.	40,752	945
* The Smith&Wollensky Restaurant Group, Inc.	94,620	944
* Friendly Ice Cream Corp.	63,215	940
* Mothers Work, Inc.	28,220	935
Dover Downs Gaming&Entertainment, Inc.	72,482	934
Haverty Furniture Cos., Inc.	66,379	929
* PetMed Express, Inc.	77,973	924
Journal Register Co.	154,028	918
* Volcom, Inc.	26,400	907
* Gaiam, Inc.	57,509	905
* Radio One, Inc. Class D	139,700	902
* PC Mall, Inc.	89,893	896
* Cache, Inc.	50,441	895
Stanley Furniture Co., Inc.	43,017	895
* 1-800 Contacts, Inc.	52,812	887
* Harris Interactive Inc.	146,880	886
Dover Motorsports, Inc.	168,668	886
* Russ Berrie and Co., Inc.	62,798	885
* Lenox Group, Inc.	134,307	884
*^Crown Media Holdings, Inc.	164,693	878
* West Marine, Inc.	48,185	877
*^Premier Exhibitions Inc.	72,563	860
Triarc Cos., Inc. Class A	45,566	853
*^Eddie Bauer Holding, Inc.	74,138	843
Noble International, Ltd.	50,030	840
*^Progressive Gaming International Corp.	185,288	834
GateHouse Media, Inc.	41,000	832
Bassett Furniture Industries, Inc.	56,536	832
Lifetime Brands, Inc.	39,254	820
* Virco Manufacturing Corp.	116,610	787
Cutter&Buck Inc.	66,374	787
* Cavco Industries, Inc.	22,478	786
Skyline Corp.	23,087	779
* Amerigon Inc.	62,143	774
* Audible, Inc.	74,175	771
Books-a-Million Inc.	53,904	768
* Riviera Holdings Corp.	27,400	766
*^Lakes Entertainment, Inc.	68,576	765
*^Design Within Reach Inc.	132,544	761
* Century Casinos, Inc.	91,400	754
* Hartmarx Corp.	101,309	750
*^Cosi, Inc.	134,134	748
* DG FastChannel Inc.	44,645	742
* Young Broadcasting Inc.	182,192	736
* Radio One, Inc.	112,893	730
* Insignia Systems, Inc.	212,949	722
*^E Com Ventures, Inc.	25,735	713
Coachmen Industries, Inc.	67,498	711
* Rocky Brands Inc	62,102	708
Delta Apparel, Inc.	40,646	707
*^Raser Technologies, Inc.	135,900	707
* G-III Apparel Group, Ltd.	36,762	700
* Trans World Entertainment Corp.	122,682	697
* Saga Communications, Inc.	71,547	696
* Directed Electronics Inc.	77,039	690
Salem Communications Corp.	54,562	682
Handleman Co.	96,866	675
Beasley Broadcast Group, Inc.	78,062	661
* Core-Mark Holding Co., Inc.	18,371	655
*^Sharper Image Corp.	59,176	654
* Dorman Products, Inc.	55,956	647
* drugstore.com, Inc.	249,547	644
* Strattec Security Corp.	14,793	642
^ Gaming Partners International	35,178	640
* Playboy Enterprises, Inc. Class B	61,581	634
* Hollywood Media Corp.	140,824	618
Levitt Corp. Class A	66,188	616
Shiloh Industries, Inc.	53,686	606
* Franklin Covey Co.	76,611	605
* Triple Crown Media, Inc.	71,774	602
* Unifi, Inc.	207,323	597
* Syms Corp.	31,990	597
Craftmade International, Inc.	39,511	596
* Rubio's Restaurants, Inc.	51,526	588
Standard Motor Products, Inc.	34,204	584
* Culp, Inc.	82,428	584
* Tandy Leather Factory, Inc.	80,805	582
Escalade, Inc.	60,932	575
*^America's Car-Mart, Inc.	42,864	573
*^InfoSonics Corp.	157,292	571
*^Nitches Inc.	107,473	569
*^Home Solutions of America	118,205	561
* Tweeter Home Entertainment Group, Inc.	339,694	550
^ Tarragon Corp. REIT	52,319	543
* Outdoor Channel Holdings Inc.	52,465	536
* Regent Communications, Inc.	163,438	526
*^Conn's, Inc.	20,988	519
* Buca, Inc.	92,844	511
Weyco Group, Inc.	19,130	497
*^Forward Industries, Inc.	119,408	497
Nobility Homes, Inc.	20,807	496
California Coastal Communities, Inc.	24,348	494
Collectors Universe, Inc.	35,093	492
* Spanish Broadcasting System, Inc.	122,577	490
* Meade Instruments Corp.	194,287	478
Traffix, Inc.	86,153	477
* Bakers Footwear Group Inc.	51,726	470
Flexsteel Industries, Inc.	30,207	463
^ Charles&Colvard Ltd.	73,548	462
* Stoneridge, Inc.	44,516	461
*^Big Dog Holdings, Inc.	28,663	459
*^Movie Gallery, Inc.	100,874	453
^ Orleans Homebuilders, Inc.	50,004	443
* Proliance International Inc.	113,414	429
* Innovo Group Inc.	384,751	419
* ION Media Networks, Inc.	309,813	412
* RedEnvelope, Inc.	49,903	402
Liberty Homes, Inc. Class A	83,500	401
*^Rockford Corp.	168,303	397
* Kirkland's, Inc.	79,355	394
* Celebrate Express, Inc.	42,578	378
* Carrols Restaurant Group Inc.	25,100	364
* Shoe Pavilion, Inc.	58,181	361
ARK Restaurants Corp.	10,403	352
* Ashworth, Inc.	46,356	351
*^WorldSpace, Inc. Class A	97,641	350
^ Technical Olympic USA, Inc.	83,474	333
* Hawk Corp. Class A	32,143	318
*^Navarre Corp.	83,707	314
* Fairchild Corp.	153,570	310
* Red Lion Hotels Corp.	24,600	306
*^WPT Enterprises Inc.	57,727	297
* NTN Communications, Inc.	248,290	286
*^iRobot Corp.	21,817	285
* Pomeroy IT Solutions, Inc.	31,508	284
* Youbet.com, Inc.	94,241	283
* United Retail Group, Inc.	23,208	279
Coinmach Service Corp. Class A	26,100	277
* Town Sports International Holdings, Inc.	12,578	274
* Duckwall-ALCO Stores, Inc.	6,617	272
* Alloy, Inc.	22,775	271
* The Dixie Group, Inc.	22,460	270
Xerium Technologies Inc.	33,681	270
* Morton's Restaurant Group Inc.	15,060	268
J. Alexander's Corp.	24,200	267
* Bluefly, Inc.	248,635	259
*^Quantum Fuel Systems Technologies Worldwide, Inc.	209,572	256
*^Chipotle Mexican Grill, Inc.	4,110	255
* Franklin Electronic Publishers, Inc.	109,361	243
* Heelys Inc.	8,168	240
* Wilsons The Leather Experts Inc.	158,639	238
*^Gander Mountain Co.	21,005	234
* Playboy Enterprises, Inc. Class A	22,850	231
* Bombay Co.	189,028	231
Hooker Furniture Corp.	11,290	226
* Emerson Radio Corp.	67,351	216
* The Princeton Review, Inc.	40,078	215
*^Comstock Homebuilding Cos., Inc.	52,058	211
* Quaker Fabric Corp.	174,665	206
*^Salton, Inc.	84,661	203
* Golfsmith International Holdings, Inc.	22,800	198
* SPEEDUS Corp.	160,466	197
* REX Stores Corp.	11,308	185
Acme Communications, Inc.	30,557	174
* Hallwood Group Inc.	1,600	167
* Concord Camera Corp.	31,684	148
* CoActive Marketing Group, Inc.	73,899	147
Superior Uniform Group, Inc.	11,346	145
*^Caribou Coffee Co.	18,946	137
* Johnson Outdoors Inc.	7,174	132
* Mestek, Inc.	8,354	120
Aldila, Inc.	6,662	109
* Max&Erma's Restaurant, Inc.	11,405	103
* Cavalier Homes, Inc.	21,100	103
Abercrombie&Fitch Co.	1,186	90
ILX Resorts Inc.	9,600	89
* Carriage Services, Inc.	10,700	87
* Capella Education Co.	2,465	83
*^Bally Total Fitness Holding Corp.	122,481	76
*^Amerityre Corp.	15,969	71
* Shutterfly, Inc.	4,400	71
*^Dominion Homes, Inc.	13,423	60
* EVCI Career Colleges Holding Corp.	107,751	57
* Diedrich Coffee, Inc.	13,950	52
* Fedders Corp.	59,507	52
Aaron Rents, Inc. Class A	2,025	49
* Finlay Enterprises, Inc.	8,246	48
McRae Industries, Inc.	3,280	39
Bandag, Inc. Class A	600	30
* AMS Health Sciences, Inc.	41,000	26
* Lincoln Educational Services	1,557	22
* ACT Teleconferencing, Inc.	149,516	14
* SPAR Group, Inc.	6,650	7
* Singing Machine Co., Inc.	6,000	5
*^Gadzooks, Inc.	92,160	-

		2,068,538

Consumer Staples (2.7%)
Bunge Ltd.	515,029	42,346
* Energizer Holdings, Inc.	242,629	20,704
Church&Dwight, Inc.	280,827	14,140
* Rite Aid Corp.	2,284,113	13,179
J.M. Smucker Co.	243,036	12,959
* NBTY, Inc.	241,918	12,831
* Smithfield Foods, Inc.	427,003	12,789
Hormel Foods Corp.	313,319	11,652
Corn Products International, Inc.	318,577	11,338
Del Monte Foods Co.	864,929	9,929
*^Hansen Natural Corp.	261,154	9,893
* BJ's Wholesale Club, Inc.	275,699	9,327
Alberto-Culver Co.	348,163	7,966
* Ralcorp Holdings, Inc.	114,772	7,380
Universal Corp. (VA)	111,075	6,814
Flowers Foods, Inc.	221,637	6,687
Delta&Pine Land Co.	156,371	6,442
Longs Drug Stores, Inc.	121,837	6,292
PepsiAmericas, Inc.	260,001	5,803
Pilgrim's Pride Corp.	174,395	5,788
* United Natural Foods, Inc.	183,248	5,615
Casey's General Stores, Inc.	216,604	5,417
* Hain Celestial Group, Inc.	168,818	5,076
* Chattem, Inc.	79,893	4,709
Ruddick Corp.	153,984	4,632
* Performance Food Group Co.	149,913	4,628
* Central Garden&Pet Co. Class A	309,342	4,547
Lancaster Colony Corp.	101,164	4,470
* The Pantry, Inc.	97,439	4,406
* TreeHouse Foods Inc.	133,995	4,083
Seaboard Corp.	1,747	3,948
Nu Skin Enterprises, Inc.	238,916	3,947
Tootsie Roll Industries, Inc.	116,515	3,492
* Alliance One International, Inc.	376,339	3,474
* Playtex Products, Inc.	238,683	3,239
^ Vector Group Ltd.	171,295	3,205
The Great Atlantic&Pacific Tea Co., Inc.	87,024	2,887
* Bare Escentuals, Inc.	80,001	2,870
J&J Snack Foods Corp.	71,243	2,813
Lance, Inc.	132,684	2,686
Chiquita Brands International, Inc.	183,729	2,576
The Andersons, Inc.	54,386	2,415
WD-40 Co.	74,682	2,368
Weis Markets, Inc.	52,755	2,358
* Pathmark Stores, Inc.	180,357	2,309
Spartan Stores, Inc.	84,938	2,276
Sanderson Farms, Inc.	60,822	2,254
* USANA Health Sciences, Inc.	47,954	2,248
* Prestige Brands Holdings Inc.	183,167	2,171
*^Wild Oats Markets Inc.	118,176	2,151
Nash-Finch Co.	59,940	2,066
* Darling International, Inc.	317,467	2,064
Ingles Markets, Inc.	49,484	2,021
* Elizabeth Arden, Inc.	88,798	1,938
The Topps Co., Inc.	178,266	1,733
*^Jones Soda Co.	83,449	1,687
*^Green Mountain Coffee Roasters, Inc.	26,174	1,650
Reddy Ice Holdings, Inc.	53,600	1,618
* Smart&Final Inc.	67,577	1,471
* Boston Beer Co., Inc. Class A	41,541	1,385
* National Beverage Corp.	73,585	1,291
* PriceSmart, Inc.	81,997	1,259
^ Imperial Sugar Co.	36,009	1,207
Alico, Inc.	20,136	1,154
* Winn-Dixie Stores, Inc.	62,529	1,104
MGP Ingredients, Inc.	53,435	1,088
Farmer Brothers, Inc.	47,140	1,070
*^Spectrum Brands Inc.	160,460	1,016
Premium Standard Farms Inc.	41,870	881
Coca-Cola Bottling Co.	15,162	859
Inter Parfums, Inc.	40,883	859
* Monterey Pasta Co.	197,235	844
* Revlon, Inc. Class A	786,739	826
^ Mannatech, Inc.	49,720	799
Arden Group Inc. Class A	5,441	726
Diamond Foods, Inc.	42,423	706
*^Lifeway Foods, Inc.	72,079	649
* John B. Sanfilippo&Son, Inc.	47,429	632
United Guardian, Inc.	60,954	568
Cal-Maine Foods, Inc.	40,774	548
* Natural Alternatives International, Inc.	66,537	534
* Maui Land&Pineapple Co., Inc.	11,677	422
* Natrol, Inc.	133,258	386
Reliv International, Inc.	34,064	373
* Omega Protein Corp.	53,246	372
* Susser Holdings Corp.	19,800	344
* Cusine Solutions, Inc.	47,200	341
*^Carrington Labs Inc.	125,451	337
*^Medifast, Inc.	38,409	275
Rocky Mountain Chocolate Factory, Inc.	17,614	238
*^Star Scientific, Inc.	199,633	230
* Schiff Nutrition International, Inc.	29,707	204
*^Parlux Fragrances, Inc.	33,970	190
* Integrated Biopharma, Inc.	22,551	153
* Katy Industries, Inc.	66,122	145
* Zapata Corp.	18,072	129
Calavo Growers, Inc.	7,954	92
* Physicians Formula Holdings, Inc.	3,978	75
* IGI, Inc.	73,500	62
* Vermont Pure Holdings, Ltd.	600	1

		378,151

Energy (7.4%)
GlobalSantaFe Corp.	986,510	60,848
Noble Energy, Inc.	730,842	43,595
* Ultra Petroleum Corp.	651,640	34,622
* Cameron International Corp.	481,872	30,257
* Southwestern Energy Co.	723,729	29,658
Tesoro Petroleum Corp.	292,188	29,344
* Grant Prideco, Inc.	548,924	27,358
* Newfield Exploration Co.	556,763	23,223
Pioneer Natural Resources Co.	529,005	22,805
Diamond Offshore Drilling, Inc.	272,567	22,064
* Pride International, Inc.	708,374	21,322
* FMC Technologies Inc.	290,986	20,299
Range Resources Corp.	596,097	19,910
Arch Coal, Inc.	609,872	18,717
Frontier Oil Corp.	471,984	15,406
* Denbury Resources, Inc.	515,925	15,369
Patterson-UTI Energy, Inc.	679,782	15,254
* Helix Energy Solutions Group, Inc.	399,588	14,901
Tidewater Inc.	246,302	14,428
* Plains Exploration&Production Co.	309,908	13,989
Cabot Oil&Gas Corp.	206,863	13,926
Helmerich&Payne, Inc.	449,972	13,652
Cimarex Energy Co.	356,478	13,197
Pogo Producing Co.	250,334	12,041
* Superior Energy Services, Inc.	349,266	12,039
* Unit Corp.	198,310	10,033
* Oceaneering International, Inc.	237,490	10,003
* Todco Class A	247,347	9,976
* Hanover Compressor Co.	447,908	9,966
St. Mary Land&Exploration Co.	268,688	9,855
* Petrohawk Energy Corp.	721,961	9,508
*^Quicksilver Resources, Inc.	237,179	9,433
* SEACOR Holdings Inc.	91,386	8,992
Holly Corp.	150,864	8,946
* Universal Compression Holdings, Inc.	130,218	8,813
* Lone Star Technologies, Inc.	132,431	8,744
Massey Energy Co.	347,185	8,329
Overseas Shipholding Group Inc.	126,996	7,950
* Hydrill Co.	81,916	7,884
* Forest Oil Corp.	234,917	7,839
* TETRA Technologies, Inc.	310,038	7,661
*^Cheniere Energy, Inc.	239,963	7,475
OMI Corp.	270,741	7,272
* Mariner Energy Inc.	370,131	7,081
* Global Industries Ltd.	383,857	7,021
* Oil States International, Inc.	212,439	6,817
* Atwood Oceanics, Inc.	115,840	6,799
Foundation Coal Holdings, Inc.	194,573	6,682
* Houston Exploration Co.	120,558	6,504
* Whiting Petroleum Corp.	158,396	6,242
* USEC Inc.	374,055	6,078
* W-H Energy Services, Inc.	129,517	6,054
Penn Virginia Corp.	80,348	5,898
World Fuel Services Corp.	122,143	5,650
* Encore Acquisition Co.	227,528	5,504
* Grey Wolf, Inc.	803,832	5,386
* Swift Energy Co.	127,507	5,326
* Comstock Resources, Inc.	189,973	5,201
* EXCO Resources, Inc.	299,055	4,958
Berry Petroleum Class A	159,930	4,903
*^Delta Petroleum Corp.	209,340	4,806
* Giant Industries, Inc.	62,885	4,757
Western Refining, Inc.	117,232	4,574
* Dril-Quip, Inc.	103,728	4,489
* Rosetta Resources, Inc.	217,690	4,471
* Parker Drilling Co.	471,234	4,425
* Input/Output, Inc.	302,363	4,167
* Dresser Rand Group, Inc.	135,840	4,138
* Atlas America, Inc.	71,995	4,067
CARBO Ceramics Inc.	86,873	4,044
Crosstex Energy, Inc.	132,191	3,800
* Gulfmark Offshore, Inc.	86,742	3,786
* Petroleum Development Corp.	70,648	3,785
* Complete Production Services, Inc.	185,608	3,695
* Parallel Petroleum Corp.	160,867	3,692
* Bristow Group, Inc.	100,684	3,670
Lufkin Industries, Inc.	65,298	3,668
General Maritime Corp.	124,805	3,604
* Stone Energy Corp.	120,151	3,567
* Alpha Natural Resources, Inc.	227,376	3,554
*^CNX Gas Corp.	123,129	3,488
* Carrizo Oil&Gas, Inc.	95,532	3,340
* Hornbeck Offshore Services, Inc.	115,836	3,319
*^ATP Oil&Gas Corp.	88,004	3,309
* Energy Partners, Ltd.	172,046	3,123
*^Warren Resources Inc.	236,591	3,083
* Newpark Resources, Inc.	422,576	2,979
RPC Inc.	173,095	2,884
* International Coal Group, Inc.	493,284	2,590
* Bill Barrett Corp.	76,275	2,472
* Arena Resources, Inc.	48,890	2,450
W&T Offshore, Inc.	83,619	2,419
* Matrix Service Co.	113,811	2,302
* Pioneer Drilling Co.	176,619	2,241
*^Pacific Ethanol, Inc.	130,769	2,227
MarkWest Hydrocarbon, Inc.	33,707	2,090
*^Rentech, Inc.	655,126	2,057
*^Evergreen Energy, Inc.	311,008	2,043
* PetroQuest Energy, Inc.	170,434	1,992
* Trico Marine Services, Inc.	51,850	1,932
* Goodrich Petroleum Corp.	53,488	1,799
*^GMX Resources Inc.	58,384	1,794
* Allis-Chalmers Energy Inc.	112,125	1,766
* FX Energy, Inc.	222,029	1,683
* Harvest Natural Resources, Inc.	171,610	1,671
* NATCO Group Inc.	47,614	1,625
* The Exploration Co. of Delaware, Inc.	147,718	1,603
*^Hercules Offshore, Inc.	59,700	1,568
* Vaalco Energy, Inc.	301,238	1,560
* Horizon Offshore, Inc.	102,386	1,481
* Bois d'Arc Energy, Inc.	111,571	1,476
* Bolt Technology Corp.	41,200	1,413
* Dawson Geophysical	27,899	1,382
*^Gasco Energy Inc.	560,404	1,367
*^Edge Petroleum Corp.	107,489	1,346
Alon USA Energy, Inc.	36,740	1,330
Gulf Island Fabrication, Inc.	49,254	1,317
* Superior Well Services, Inc.	52,715	1,205
*^OMNI Energy Services Corp.	114,604	1,167
*^McMoRan Exploration Co.	80,463	1,103
*^Toreador Resources Corp.	60,248	1,094
*^Transmeridian Exploration Inc.	376,248	1,076
* Bronco Drilling Co., Inc.	64,900	1,075
* Aurora Oil&Gas Corp.	411,200	1,073
* Abraxas Petroleum Corp.	319,039	1,037
* Endeavor International Corp.	498,901	1,023
*^Tri-Valley Corp.	137,836	1,021
* Quest Resource Corp.	110,903	1,017
*^Ngas Resources Inc.	147,032	1,000
*^VeraSun Energy Corp.	50,150	996
*^Metretek Technologies, Inc.	74,600	995
* Westmoreland Coal Co.	48,654	980
* Basic Energy Services Inc.	41,100	958
* Mitcham Industries, Inc.	63,558	931
*^Contango Oil&Gas Co.	42,100	924
* Clayton Williams Energy, Inc.	31,780	902
* Union Drilling, Inc.	60,767	863
* Callon Petroleum Co.	63,273	859
* Brigham Exploration Co.	137,866	858
* Double Eagle Petroleum Co.	46,042	829
* PHI Inc.	26,913	826
*^SulphCo, Inc.	205,100	701
*^Syntroleum Corp.	221,846	692
* Cal Dive International, Inc.	50,700	619
* Credo Pete Corp.	45,064	614
*^James River Coal Co.	77,211	577
Panhandle Royalty Co.	27,100	541
* The Meridian Resource Corp.	221,074	533
*^Geomet, Inc.	60,168	531
*^American Oil&Gas Inc.	96,998	527
* Infinity, Inc.	138,291	469
*^Cano Petroleum Inc.	103,600	468
*^ENGlobal Corp.	79,259	440
Royale Energy, Inc.	116,969	434
* US BioEnergy Corp.	35,100	403
* Natural Gas Services Group	25,100	356
* Aventine Renewable Energy Holdings, Inc.	19,200	350
* PHI Inc. Non-Voting	12,172	329
* Harken Energy Corp.	699,584	329
* BPZ Energy, Inc.	47,300	284
* Dune Energy, Inc.	139,400	270
Barnwell Industries, Inc.	11,466	232
*^Hyperdynamics Corp.	114,299	207
* Gulfport Energy Corp.	14,630	195
* Penn Octane Corp.	242,076	143
* Veneco Inc.	6,400	114
* T-3 Energy Services, Inc.	4,701	95
* Green Plains Renewable Energy, Inc.	2,200	47
*^Tengasco, Inc.	35,590	27

		1,012,626

Financials (21.5%)
General Growth Properties Inc. REIT	1,044,004	67,411
*^NYSE Group Inc.	669,515	62,767
* CBOT Holdings, Inc. Class A	226,428	41,097
SL Green Realty Corp. REIT	253,293	34,747
Health Care Properties Investors REIT	879,784	31,699
* IntercontinentalExchange Inc.	243,788	29,793
The Macerich Co. REIT	308,256	28,471
Everest Re Group, Ltd.	276,407	26,582
Duke Realty Corp. REIT	586,065	25,476
iStar Financial Inc. REIT	542,423	25,402
AMB Property Corp. REIT	423,571	24,902
Regency Centers Corp. REIT	296,130	24,742
W.R. Berkley Corp.	726,825	24,072
Assurant, Inc.	432,874	23,215
Fidelity National Financial, Inc. Class A	948,888	22,783
A.G. Edwards&Sons, Inc.	325,218	22,499
White Mountains Insurance Group Inc.	38,912	22,044
Old Republic International Corp.	987,584	21,845
Federal Realty Investment Trust REIT	237,464	21,519
First American Corp.	413,784	20,987
* Markel Corp.	42,592	20,650
Leucadia National Corp.	695,601	20,465
Forest City Enterprise Class A	301,476	19,952
Popular, Inc.	1,196,255	19,810
New York Community Bancorp, Inc.	1,113,183	19,581
Eaton Vance Corp.	543,493	19,370
Ventas, Inc. REIT	454,988	19,169
^ Liberty Property Trust REIT	391,479	19,073
Radian Group, Inc.	344,695	18,917
Hospitality Properties Trust REIT	401,866	18,807
Associated Banc-Corp	559,140	18,787
* TD Ameritrade Holding Corp.	1,208,335	17,980
UDR, Inc. REIT	580,681	17,780
Camden Property Trust REIT	243,256	17,103
The PMI Group Inc.	373,708	16,899
^ The St. Joe Co.	318,716	16,672
Investors Financial Services Corp.	282,829	16,447
Jones Lang LaSalle Inc.	157,311	16,404
SEI Investments Co.	271,554	16,356
Colonial BancGroup, Inc.	655,410	16,221
Nuveen Investments, Inc. Class A	339,883	16,076
Student Loan Corp.	85,885	15,968
Weingarten Realty Investors REIT	323,423	15,382
HCC Insurance Holdings, Inc.	479,075	14,756
TD Banknorth, Inc.	457,232	14,705
New Plan Excel Realty Trust REIT	443,412	14,646
Rayonier Inc. REIT	330,824	14,225
* Nasdaq Stock Market Inc.	481,662	14,166
UnionBanCal Corp.	222,265	14,096
BlackRock, Inc.	89,810	14,038
Mack-Cali Realty Corp. REIT	290,349	13,829
Health Care Inc. REIT	314,992	13,828
BRE Properties Inc. Class A REIT	216,933	13,699
Sky Financial Group, Inc.	502,896	13,508
Cullen/Frost Bankers, Inc.	256,526	13,424
Essex Property Trust, Inc. REIT	103,579	13,411
Brown&Brown, Inc.	493,094	13,323
Protective Life Corp.	300,133	13,218
Taubman Co. REIT	226,470	13,133
Jefferies Group, Inc.	450,572	13,044
Commerce Bancshares, Inc.	269,374	13,013
Nationwide Financial Services, Inc.	237,643	12,799
TCF Financial Corp.	481,694	12,697
^ Thornburg Mortgage, Inc. REIT	488,187	12,693
Brandywine Realty Trust REIT	379,538	12,680
Alexandria Real Estate Equities, Inc. REIT	125,979	12,645
City National Corp.	171,392	12,614
CBL&Associates Properties, Inc. REIT	280,520	12,579
Valley National Bancorp	494,025	12,474
Wilmington Trust Corp.	293,361	12,371
Realty Income Corp. REIT	432,525	12,197
Capitol Federal Financial	315,690	11,936
Arthur J. Gallagher&Co.	421,226	11,933
Nationwide Health Properties, Inc. REIT	378,296	11,826
Raymond James Financial, Inc.	396,291	11,794
Webster Financial Corp.	241,246	11,582
* AmeriCredit Corp.	502,967	11,498
People's Bank	255,923	11,363
Bank of Hawaii Corp.	213,125	11,302
StanCorp Financial Group, Inc.	229,529	11,286
* Conseco, Inc.	649,813	11,242
HRPT Properties Trust REIT	904,296	11,123
Erie Indemnity Co. Class A	210,586	11,113
* Philadelphia Consolidated Holding Corp.	245,747	10,810
Fulton Financial Corp.	742,374	10,787
Kilroy Realty Corp. REIT	140,057	10,329
American Financial Group, Inc.	300,363	10,224
The Hanover Insurance Group Inc.	219,699	10,133
^ IndyMac Bancorp, Inc.	309,924	9,933
Astoria Financial Corp.	364,601	9,695
East West Bancorp, Inc.	263,292	9,681
Highwood Properties, Inc. REIT	240,845	9,511
Digital Realty Trust, Inc. REIT	238,189	9,504
Colonial Properties Trust REIT	198,132	9,049
Corporate Office Properties Trust, Inc. REIT	197,213	9,009
The First Marblehead Corp.	198,684	8,919
Washington Federal Inc.	374,568	8,787
First Industrial Realty Trust REIT	192,463	8,719
Whitney Holdings Corp.	282,580	8,641
Post Properties, Inc. REIT	186,669	8,536
DCT Industrial Trust Inc.	721,194	8,532
Waddell&Reed Financial, Inc.	360,227	8,400
Unitrin, Inc.	172,656	8,127
International Securities Exchange, Inc.	166,047	8,103
* Alleghany Corp.	21,657	8,091
Mercury General Corp.	152,319	8,079
LaSalle Hotel Properties REIT	171,634	7,957
The South Financial Group, Inc.	321,795	7,955
Crescent Real Estate, Inc. REIT	396,228	7,948
UCBH Holdings, Inc.	426,716	7,945
First Midwest Bancorp, Inc.	213,999	7,864
Ohio Casualty Corp.	261,209	7,823
DiamondRock Hospitality Co. REIT	404,308	7,682
Douglas Emmett, Inc. REIT	300,734	7,678
Healthcare Realty Trust Inc. REIT	204,879	7,642
Potlatch Corp. REIT	166,447	7,620
Senior Housing Properties Trust REIT	318,673	7,616
Hilb, Rogal and Hamilton Co.	155,119	7,609
Cathay General Bancorp	221,996	7,543
Home Properties, Inc. REIT	142,117	7,505
Zenith National Insurance Corp.	158,562	7,495
Delphi Financial Group, Inc.	185,204	7,451
* Investment Technology Group, Inc.	189,011	7,409
Strategic Hotels and Resorts, Inc. REIT	323,303	7,394
BioMed Realty Trust, Inc. REIT	280,597	7,380
BancorpSouth, Inc.	298,604	7,301
* ProAssurance Corp.	142,567	7,292
FirstMerit Corp.	343,186	7,245
Reinsurance Group of America, Inc.	125,376	7,237
Washington REIT	192,947	7,220
Citizens Banking Corp.	324,394	7,189
* SVB Financial Group	147,788	7,181
* Knight Capital Group, Inc. Class A	451,967	7,159
First Republic Bank	132,391	7,109
Pennsylvania REIT	158,686	7,035
National Financial Partners Corp.	148,260	6,955
Longview Fibre Co. REIT	281,642	6,937
FelCor Lodging Trust, Inc. REIT	265,932	6,906
Sterling Financial Corp.	221,141	6,897
Spirit Finance Corp. REIT	462,441	6,890
Entertainment Properties Trust REIT	113,493	6,838
NewAlliance Bancshares, Inc.	418,596	6,785
The Phoenix Cos., Inc.	487,286	6,764
National Retail Properties REIT	279,420	6,759
Sunstone Hotel Investors, Inc. REIT	247,518	6,747
Umpqua Holdings Corp.	249,161	6,670
First Niagara Financial Group, Inc.	474,643	6,602
Pacific Capital Bancorp	202,686	6,510
Westamerica Bancorporation	131,857	6,352
Lexington Realty Trust REIT	300,575	6,351
Commerce Group, Inc.	209,208	6,285
Selective Insurance Group	245,528	6,251
Mid-America Apartment Communities, Inc. REIT	108,499	6,104
Trustmark Corp.	213,698	5,992
Chittenden Corp.	197,149	5,952
International Bancshares Corp.	200,145	5,938
Greater Bay Bancorp	219,073	5,891
First Community Bancorp	103,038	5,826
Maguire Properties, Inc. REIT	162,932	5,794
American Financial Realty Trust REIT	562,203	5,668
Cousins Properties, Inc. REIT	171,373	5,631
LandAmerica Financial Group, Inc.	75,968	5,615
Equity Lifestyle Properties, Inc. REIT	102,913	5,558
United Bankshares, Inc.	156,949	5,498
Glacier Bancorp, Inc.	225,235	5,415
^ Downey Financial Corp.	83,658	5,399
Tanger Factory Outlet Centers, Inc. REIT	132,989	5,371
First Citizens BancShares Class A	26,700	5,367
Inland Real Estate Corp. REIT	290,018	5,319
Hancock Holding Co.	119,003	5,234
Cash America International Inc.	127,325	5,220
Old National Bancorp	284,971	5,181
EastGroup Properties, Inc. REIT	101,501	5,180
Susquehanna Bancshares, Inc.	223,215	5,176
Prosperity Bancshares, Inc.	147,635	5,129
UMB Financial Corp.	135,541	5,118
United Community Banks, Inc.	154,706	5,073
Alabama National BanCorporation	70,646	5,002
Great American Financial Resources, Inc.	203,987	4,994
MAF Bancorp, Inc.	119,888	4,956
* Piper Jaffray Cos., Inc.	79,456	4,922
Wintrust Financial Corp.	109,834	4,900
Sovran Self Storage, Inc. REIT	87,616	4,855
PS Business Parks, Inc. REIT	68,683	4,844
Central Pacific Financial Co.	131,685	4,816
Franklin Street Properties Corp. REIT	249,070	4,777
R.L.I. Corp.	86,874	4,772
BOK Financial Corp.	95,624	4,736
First BanCorp Puerto Rico	356,396	4,726
Extra Space Storage Inc. REIT	247,868	4,695
Highland Hospitality Corp. REIT	263,068	4,683
MB Financial, Inc.	128,823	4,639
Provident Bankshares Corp.	140,239	4,608
* Argonaut Group, Inc.	141,274	4,572
* Employers Holdings, Inc.	220,500	4,414
Omega Healthcare Investors, Inc. REIT	257,151	4,410
Boston Private Financial Holdings, Inc.	157,347	4,393
F.N.B. Corp.	258,967	4,364
Provident Financial Services Inc.	245,014	4,275
Equity One, Inc. REIT	161,135	4,270
Glimcher Realty Trust REIT	157,840	4,265
U-Store-It Trust REIT	211,922	4,264
Frontier Financial Corp.	169,085	4,219
Friedman, Billings, Ramsey Group, Inc. REIT	749,577	4,138
* Signature Bank	127,096	4,136
*^First Federal Financial Corp.	71,373	4,056
Infinity Property&Casualty Corp.	85,619	4,012
National Penn Bancshares Inc.	204,586	3,867
Equity Inns, Inc. REIT	235,794	3,862
* Alexander's, Inc. REIT	9,340	3,845
Horace Mann Educators Corp.	185,063	3,803
^ Greenhill&Co., Inc.	61,548	3,778
First Financial Bankshares, Inc.	89,191	3,730
* GFI Group Inc.	54,322	3,692
Park National Corp.	39,033	3,688
* Move, Inc.	663,476	3,676
optionsXpress Holdings Inc.	153,543	3,614
Acadia Realty Trust REIT	137,572	3,587
Mid-State Bancshares	94,906	3,482
CVB Financial Corp.	289,844	3,449
Sterling Bancshares, Inc.	308,509	3,449
Hanmi Financial Corp.	180,643	3,443
NBT Bancorp, Inc.	146,815	3,440
* Tejon Ranch Co.	71,990	3,405
Brookline Bancorp, Inc.	264,587	3,352
* USI Holdings Corp.	197,579	3,329
Parkway Properties Inc. REIT	63,676	3,327
* Investors Bancorp, Inc.	229,261	3,311
Advance America, Cash Advance Centers, Inc.	214,849	3,307
Amcore Financial, Inc.	103,570	3,288
Stewart Information Services Corp.	78,000	3,260
Saul Centers, Inc. REIT	56,588	3,220
Innkeepers USA Trust REIT	196,107	3,193
* Universal American Financial Corp.	164,665	3,191
Alfa Corp.	172,529	3,188
First Commonwealth Financial Corp.	270,266	3,176
United Fire&Casualty Co.	90,355	3,174
National Health Investors REIT	101,200	3,172
First Charter Corp.	147,490	3,171
Chemical Financial Corp.	106,124	3,161
^ Cascade Bancorp	121,088	3,141
Westbanco Inc.	101,103	3,121
Ashford Hospitality Trust REIT	260,229	3,107
Medical Properties Trust Inc. REIT	211,297	3,104
Financial Federal Corp.	117,875	3,102
Advanta Corp. Class A	77,355	3,100
^ TrustCo Bank NY	322,629	3,091
* Portfolio Recovery Associates, Inc.	68,438	3,056
City Holding Co.	75,436	3,051
* PICO Holdings, Inc.	71,275	3,044
Evercore Partners Inc.	97,600	3,044
21st Century Insurance Group	142,069	3,012
* World Acceptance Corp.	75,376	3,011
Cedar Shopping Centers, Inc. REIT	184,528	2,989
American Campus Communities, Inc. REIT	98,079	2,971
First Potomac REIT	103,591	2,960
S&T Bancorp, Inc.	89,191	2,947
Bank Mutual Corp.	258,863	2,943
Odyssey Re Holdings Corp.	74,789	2,940
*^CompuCredit Corp.	93,270	2,912
BankUnited Financial Corp.	136,695	2,899
Community Bank System, Inc.	135,429	2,833
Ramco-Gershenson Properties Trust REIT	78,872	2,817
PrivateBancorp, Inc.	76,042	2,780
Northwest Bancorp, Inc.	102,620	2,780
Provident New York Bancorp, Inc.	196,392	2,779
FBL Financial Group, Inc. Class A	70,169	2,746
Community Trust Bancorp Inc.	75,103	2,721
SWS Group, Inc.	109,604	2,719
PFF Bancorp, Inc.	89,039	2,701
* Centennial Bank Holdings Inc.	305,599	2,643
Cohen&Steers, Inc.	61,334	2,642
Sterling Financial Corp. (PA)	118,953	2,641
* Nexcen Brands, Inc.	257,080	2,550
Safety Insurance Group, Inc.	63,068	2,530
* EZCORP, Inc.	169,587	2,498
Community Banks, Inc.	104,276	2,489
* First Cash Financial Services, Inc.	111,708	2,489
W Holding Co., Inc.	485,802	2,429
^ Corus Bankshares Inc.	142,006	2,423
First Financial Bancorp	158,424	2,394
State Auto Financial Corp.	74,413	2,391
* Navigators Group, Inc.	47,125	2,364
Columbia Banking System, Inc.	69,898	2,358
* Ocwen Financial Corp.	181,806	2,340
Banner Corp.	55,990	2,326
Capitol Bancorp Ltd.	63,010	2,322
Harleysville Group, Inc.	70,985	2,306
* Pinnacle Financial Partners, Inc.	75,575	2,306
Sun Communities, Inc. REIT	74,297	2,305
Getty Realty Holding Corp. REIT	79,730	2,291
American Equity Investment Life Holding Co.	174,390	2,290
IBERIABANK Corp.	41,051	2,285
* Texas Capital Bancshares, Inc.	111,140	2,278
Independent Bank Corp. (MA)	68,343	2,251
TierOne Corp.	82,385	2,228
Kite Realty Group Trust REIT	111,422	2,223
National Western Life Insurance Co. Class A	9,031	2,211
BankAtlantic Bancorp, Inc. Class A	197,934	2,169
Universal Health Realty Income REIT	60,651	2,168
*^LaBranche&Co. Inc.	265,005	2,162
Tower Group, Inc.	66,835	2,153
* Triad Guaranty, Inc.	51,463	2,131
* American Physicians Capital, Inc.	52,534	2,106
BankFinancial Corp.	129,373	2,105
Simmons First National Corp.	69,899	2,102
Harleysville National Corp.	117,612	2,096
* FPIC Insurance Group, Inc.	46,872	2,094
LTC Properties, Inc. REIT	79,898	2,070
Investors Real Estate Trust REIT	194,935	2,064
* Affordable Residential Communities	169,116	2,051
^ ASTA Funding, Inc.	46,491	2,007
^ Fremont General Corp.	289,517	2,006
Sandy Spring Bancorp, Inc.	57,769	2,001
* CNA Surety Corp.	94,818	2,001
* Franklin Bank Corp.	111,212	1,987
WSFS Financial Corp.	30,765	1,984
Anchor Bancorp Wisconsin Inc.	69,797	1,979
* MarketAxess Holdings, Inc.	117,007	1,959
West Coast Bancorp	60,244	1,926
KNBT Bancorp Inc.	130,106	1,918
* Thomas Weisel Partners Group, Inc.	100,668	1,915
* Virginia Commerce Bancorp, Inc.	87,162	1,887
First Financial Holdings, Inc.	54,394	1,882
Nelnet, Inc.	78,360	1,878
Integra Bank Corp.	83,469	1,861
Dime Community Bancshares	140,502	1,859
Kearny Financial Corp.	128,698	1,851
Independent Bank Corp. (MI)	90,844	1,850
* The Bancorp Inc.	71,148	1,850
Placer Sierra Bancshares	67,978	1,839
Calamos Asset Management, Inc.	82,031	1,831
* Stifel Financial Corp.	40,917	1,813
Bank of the Ozarks, Inc.	63,085	1,812
* Tradestation Group Inc.	143,644	1,808
U.S.B. Holding Co., Inc.	79,153	1,796
Flagstar Bancorp, Inc.	149,679	1,789
First Source Corp.	68,302	1,787
First Merchants Corp.	74,756	1,773
Nara Bancorp, Inc.	101,214	1,772
First State Bancorporation	78,591	1,772
Suffolk Bancorp	54,719	1,766
Irwin Financial Corp.	94,266	1,757
Mission West Properties Inc. REIT	118,955	1,720
BancFirst Corp.	36,872	1,709
* Dollar Financial Corp.	67,485	1,707
ITLA Capital Corp.	32,809	1,707
Bristol West Holdings, Inc.	76,368	1,693
* Community Bancorp	54,910	1,688
^ U.S. Global Investors, Inc. Class A	65,300	1,682
United Community Financial Corp.	151,990	1,679
First Indiana Corp.	76,616	1,674
Great Southern Bancorp, Inc.	56,903	1,666
National Interstate Corp.	64,480	1,661
Seacoast Banking Corp. of Florida	73,014	1,655
Presidential Life Corp.	83,599	1,649
Heritage Commerce Corp.	64,576	1,646
Sterling Bancorp	90,660	1,641
Education Realty Trust, Inc. REIT	110,516	1,633
First Financial Corp. (IN)	52,641	1,629
Midland Co.	37,974	1,611
Partners Trust Financial Group, Inc.	140,565	1,607
Washington Trust Bancorp, Inc.	59,918	1,606
Renasant Corp.	64,884	1,601
* Sun Bancorp, Inc. (NJ)	85,661	1,592
*^Superior Bancorp	145,940	1,576
Hersha Hospitality Trust REIT	132,548	1,561
Ameris Bancorp	62,969	1,541
GMH Communities Trust REIT	152,615	1,525
Macatawa Bank Corp.	82,636	1,521
ProCentury Corp.	65,329	1,516
^ Capital City Bank Group, Inc.	45,248	1,507
First Bancorp (NC)	70,271	1,502
* First Regional Bancorp	50,122	1,489
S.Y. Bancorp, Inc.	59,780	1,486
Capital Lease Funding, Inc. REIT	134,957	1,445
Flushing Financial Corp.	88,159	1,431
* Western Alliance Bancorp	45,700	1,419
Preferred Bank, Los Angeles	36,162	1,418
Associated Estates Realty Corp. REIT	100,474	1,416
Old Second Bancorp, Inc.	51,626	1,415
Yardville National Bancorp	38,927	1,413
AmericanWest Bancorporation	65,372	1,408
Mainsource Financial Group, Inc.	82,039	1,393
Gamco Investors Inc. Class A	32,104	1,391
Omega Financial Corp.	48,449	1,381
Direct General Corp.	64,443	1,370
Bank of Granite Corp.	75,769	1,358
North Valley Bancorp	53,910	1,355
First Place Financial Corp.	62,962	1,351
* Meadowbrook Insurance Group, Inc.	122,464	1,346
Winston Hotels, Inc. REIT	88,405	1,329
Consolidated-Tomoka Land Co.	17,178	1,296
* SCPIE Holdings Inc.	56,974	1,293
First Busey Corp.	60,278	1,292
Cardinal Financial Corp.	129,170	1,289
NYMAGIC, Inc.	31,439	1,284
* Seabright Insurance Holdings, Inc.	69,131	1,272
Wilshire Bancorp Inc.	77,453	1,270
City Bank Lynnwood (WA)	39,529	1,269
Horizon Financial Corp.	57,321	1,266
PremierWest Bancorp	93,601	1,265
* Wauwatosa Holdings, Inc.	71,512	1,250
Baldwin&Lyons, Inc. Class B	48,664	1,238
*^Temecula Valley Bancorp, Inc.	57,828	1,235
*^Citizens, Inc.	168,060	1,229
TriCo Bancshares	51,869	1,228
^ Home Bancshares Inc.	55,599	1,226
MBT Financial Corp.	94,551	1,221
Union Bankshares Corp.	46,591	1,209
First Community Bancshares, Inc.	30,915	1,206
*^Accredited Home Lenders Holding Co.	129,069	1,196
* Bank of Florida Corp.	63,109	1,193
Financial Institutions, Inc.	58,827	1,181
Vineyard National Bancorp Co.	50,959	1,174
Center Financial Corp.	59,024	1,167
Berkshire Hills Bancorp, Inc.	34,510	1,161
Capital Corp. of the West	43,711	1,161
Affirmative Insurance Holdings, Inc.	66,744	1,155
United Western Bancorp. Inc.	48,251	1,152
Oriental Financial Group Inc.	96,187	1,133
* Diamond Hill Investment Group	11,604	1,132
Arrow Financial Corp.	50,239	1,125
Clifton Savings Bancorp, Inc.	93,802	1,120
* First Acceptance Corp.	106,866	1,119
* Pacific Mercantile Bancorp	78,198	1,110
Donegal Group Inc. Class B	63,194	1,110
Pennfed Financial Services, Inc.	51,143	1,108
Midwest Banc Holdings, Inc.	62,504	1,107
* PMA Capital Corp. Class A	116,964	1,098
Commercial Bankshares, Inc.	22,386	1,094
^ West Bancorporation	71,934	1,085
Greene County Bancshares	31,995	1,085
^ Enstar Group Ltd.	10,982	1,083
Farmers Capital Bank Corp.	36,808	1,081
Coastal Financial Corp.	69,119	1,080
Abington Community Bankcorp, Inc.	54,268	1,078
FNB Corp. (NC)	63,877	1,070
First United Corp.	47,494	1,069
* Meruelo Maddux Properties Inc.	121,300	1,061
United Security Bancshares, Inc.	35,888	1,056
Heartland Financial USA, Inc.	39,408	1,054
Southwest Bancorp, Inc.	40,873	1,050
Peoples Bancorp, Inc.	39,608	1,046
* Pennsylvania Commerce Bancorp, Inc.	36,332	1,035
^ GB&T Bancshares, Inc.	56,696	1,028
Virginia Financial Group, Inc.	39,566	1,026
German American Bancorp	76,900	1,022
* Asset Acceptance Capital Corp.	66,045	1,022
TIB Financial Corp.	67,981	1,020
* Dearborn Bancorp, Inc.	58,354	1,019
* Marlin Business Services Inc.	46,117	1,009
^ Lakeland Bancorp, Inc.	73,996	1,003
* United Capital Corp.	29,188	996
Thomas Properties Group, Inc.	63,910	992
SCBT Financial Corp.	27,296	990
Tompkins Trustco, Inc.	23,569	987
FNB Financial Services Corp.	63,967	981
BancTrust Financial Group, Inc.	46,303	980
MetroCorp Bancshares, Inc.	45,568	966
OceanFirst Financial Corp.	55,412	961
^ First South Bancorp, Inc.	31,185	957
Republic Bancorp, Inc. Class A	42,260	955
* EuroBancshares, Inc.	104,129	943
Willow Grove Bancorp, Inc.	72,968	941
Capital Bank Corp.	54,469	940
* Republic First Bancorp, Inc.	72,542	934
Exchange National Bancshares, Inc.	25,808	933
*^Doral Financial Corp.	567,914	931
Urstadt Biddle Properties Class A REIT	47,407	927
Lakeland Financial Corp.	40,432	918
Government Properties Trust, Inc. REIT	85,589	916
Century Bancorp, Inc. Class A	34,131	914
* Ameriserv Financial Inc.	191,347	913
Westfield Financial, Inc.	84,296	904
Security Bank Corp.	44,846	903
Monmouth Real Estate Investment Corp. REIT	104,202	898
Supertel Hospitality, Inc. REIT	116,383	888
Univest Corp. of Pennsylvania	35,784	886
^ Citizens&Northern Corp.	43,023	886
CoBiz Inc.	44,215	880
Camden National Corp.	20,282	880
CFS Bancorp, Inc.	58,679	880
Mercantile Bank Corp.	27,035	878
ViewPoint Financial Group	50,538	877
Timberland Bancorp, Inc.	24,644	869
Camco Financial Corp.	67,532	867
^ Center Bancorp, Inc.	55,015	859
LSB Bancshares, Inc.	57,755	846
Enterprise Financial Services Corp.	30,182	845
Atlantic Coast Federal Corp.	43,772	835
Wainwright Bank&Trust Co.	65,227	834
Peoples Bancorp of North Carolina	31,029	832
Kansas City Life Insurance Co.	18,429	829
National Health Realty Inc. REIT	34,701	815
BRT Realty Trust REIT	26,855	811
American Land Lease, Inc. REIT	32,411	810
Pacific Continental Corp.	43,163	808
Heritage Financial Corp.	31,936	798
Winthrop Realty Trust Inc. REIT	120,283	795
K-Fed Bancorp	42,512	795
^ Colony Bankcorp, Inc.	38,526	792
Provident Financial Holdings, Inc.	28,522	785
Meta Financial Group, Inc.	25,104	783
HMN Financial, Inc.	23,098	782
Bancorp Rhode Island Inc.	18,128	780
^ Sierra Bancorp	27,687	777
Sanders Morris Harris Group Inc.	72,476	772
One Liberty Properties, Inc. REIT	33,000	753
FNB Corp. (VA)	20,994	752
State Bancorp, Inc.	38,093	751
Charter Financial Corp.	15,618	750
Shore Bancshares, Inc.	28,328	749
Republic Property Trust REIT	65,100	748
Taylor Capital Group, Inc.	21,167	741
American National Bankshares Inc.	32,244	738
Crawford&Co. Class B	126,321	733
NetBank, Inc.	329,192	728
QC Holdings Inc.	54,699	727
Home Federal Bancorp (IN)	24,679	721
* Intervest Bancshares Corp.	24,950	716
Summit Financial Group, Inc.	33,885	712
Home Federal Bancorp, Inc.	45,569	708
Merchants Bancshares, Inc.	30,850	706
^ Cooperative Bankshares, Inc.	42,808	704
Urstadt Biddle Properties REIT	38,700	702
* Rewards Network Inc.	129,723	688
Agree Realty Corp. REIT	20,021	684
Massbank Corp.	20,802	682
EMC Insurance Group, Inc.	26,272	678
Brooklyn Federal Bancorp	48,000	673
Peapack Gladstone Financial Corp.	22,019	671
First Security Group Inc.	58,934	671
Rainier Pacific Financial Group Inc.	33,766	671
* AmCOMP, Inc.	69,370	670
Oak Hill Financial, Inc.	27,177	670
Eagle Hospitality Properties Trust Inc. REIT	59,500	663
Royal Bancshares of Pennsylvania, Inc.	27,921	663
TF Financial Corp.	21,657	661
^ Southside Bancshares, Inc.	28,704	658
* First Mercury Financial Corp.	32,000	658
MicroFinancial Inc.	126,520	655
* Specialty Underwriters' Alliance, Inc.	83,993	649
Guaranty Federal Bancshares, Inc.	21,952	643
* NewStar Financial, Inc.	38,297	642
AmREIT, Inc. REIT	72,400	641
Independence Holding Co.	29,549	639
Smithtown Bancorp, Inc.	24,460	636
^ United Security Bancshares (CA)	33,115	632
America First Apartment Investors, Inc. REIT	31,072	630
Northrim Bancorp Inc.	21,195	626
National Bankshares, Inc.	26,278	623
* Oritani Financial Corp.	41,259	619
Southern Community Financial Corp.	60,095	617
Centrue Financial Corp.	31,800	616
Citizens 1st Bancorp, Inc.	26,096	594
* Grubb&Ellis Co.	50,400	592
*^Ladenburg Thalmann Financial Services, Inc.	221,185	591
Cadence Financial Corp.	29,345	587
First Financial Service Corp.	20,455	587
Advanta Corp. Class B	13,212	579
Millennium Bankshares Corp.	56,474	578
Amtrust Financial Services Inc.	54,638	577
Community Capital Corp.	28,113	568
* Bridge Capital Holdings	26,270	565
* Encore Capital Group, Inc.	55,451	551
^ Columbia Bancorp (OR)	22,809	548
* Credit Acceptance Corp.	20,047	545
Citizens South Banking Corp.	42,642	533
*^ZipRealty, Inc.	75,182	532
Jefferson Bancshares, Inc.	41,585	531
* Consumer Portfolio Services, Inc.	85,663	527
* United PanAm Financial Corp.	41,377	517
* Clayton Holdings, Inc.	33,349	512
PMC Commercial Trust REIT	34,704	508
The Washington Savings Bank	59,258	504
MutualFirst Financial Inc.	25,145	495
* Penn Treaty American Corp.	81,500	493
James River Group Inc.	15,566	487
* Penson Worldwide, Inc.	16,125	487
Beverly Hills Bancorp Inc.	63,991	486
Gateway Financial Holdings, Inc.	33,354	485
Premier Community Bankshares, Inc.	14,679	481
Northern States Financial Corp.	22,582	480
^ NASB Financial Inc.	13,444	468
UMH Properties, Inc. REIT	30,406	462
21ST Century Holding Co.	25,832	462
Fidelity Southern Corp.	23,251	443
Bank of Marin (CA)	11,792	421
Cascade Financial Corp.	24,033	418
Yadkin Valley Bank and Trust Co.	21,401	416
Peoples Community Bancorp	24,466	413
^ Centerstate Banks of Florida	23,008	407
Firstbank Corp.	18,859	405
Westwood Holdings Group, Inc.	17,526	403
Eagle Bancorp, Inc.	24,333	400
* KMG America Corp.	85,974	398
* Newtek Business Services, Inc.	195,227	396
Bryn Mawr Bank Corp.	16,695	386
Synergy Financial Group, Inc.	24,274	380
* Southcoast Financial Corp	16,970	379
American Bancorp of New Jersey, Inc.	32,902	378
Brooke Corp.	31,198	376
Pulaski Financial Corp.	23,885	373
* Cowen Group, Inc.	21,374	356
Pamrapo Bancorp, Inc.	15,495	352
Monarch Community Bancorp, Inc.	29,866	350
Presidential Realty Corp. REIT	46,000	346
* Amerisafe Inc.	18,200	343
Mercer Insurance Group, Inc.	16,957	337
Wilshire Enterprises, Inc.	67,896	329
Federal Agricultural Mortgage Corp. Class C	12,105	329
Riverview Bancorp Inc.	20,307	324
*^HouseValues, Inc.	62,696	317
* KBW Inc.	9,100	316
Gladstone Commercial Corp. REIT	15,751	316
^ Ames National Corp.	14,657	311
1st Independence Financial Group, Inc.	18,004	304
Rockville Financial, Inc.	19,251	289
First Defiance Financial Corp.	10,044	288
ESB Financial Corp.	25,634	279
*^International Assets Holding Corp.	9,802	274
Leesport Financial Corp.	12,348	267
* Cash Systems, Inc.	43,987	260
Federal Agricultural Mortgage Corp. Class A	12,788	252
* Financial Industries Corp.	37,626	251
American River Bankshares	10,434	251
^ Delta Financial Corp.	30,012	248
PAB Bankshares, Inc.	12,733	226
* Ocean Shore Holding Co.	17,150	223
Heritage Financial Group	12,943	209
Middleburg Financial Corp.	6,274	204
* FirstCity Financial Corp.	18,363	195
* FCStone Group, Inc.	5,200	194
Feldman Mall Properties, Inc. REIT	15,609	189
Alliance Financial Corp.	6,550	189
Prudential Bancorp, Inc. of Pennsylvania	12,508	170
Donegal Group Inc. Class A	9,976	169
Legacy Bancorp, Inc.	10,097	157
* First Albany Cos. Inc.	96,389	154
Princeton National Bancorp, Inc.	4,741	142
* Castlepoint Holdings Ltd.	8,100	132
* eHealth, Inc.	5,500	130
* HFF Inc. Class A	7,500	113
Washington Banking Co.	6,771	104
First M&F Corp.	5,061	93
Cogdell Spencer Inc. REIT	3,800	80
* Central Jersy Bancorp	6,638	66
* Epoch Holding Corp.	4,200	56
Investors Capital Holdings, Ltd.	9,600	53
* Malan Realty Investors, Inc. REIT	49,200	46
IBT Bancorp, Inc.	1,998	40
* AMV Liquidating Trust	94,702	38
Commonwealth Bankshares, Inc.	1,399	31
* Darwin Professional Underwriters, Inc.	1,200	30
* Horizon Group Properties, Inc. REIT	3,415	24
* Wellsford Real Properties Inc.	2,100	16
* R&G Financial Corp. Class B	2,900	15
* Integrity Bancshares, Inc.	600	7
Mills Corp. REIT	193	5
* Nicholas Financial Inc.	400	4
Hampton Roads Bankshares, Inc.	100	1
* Vesta Insurance Group, Inc.	32,126	-
* Transnational Financial Network	100	-

		2,960,971

Health Care (11.9%)
* Genentech, Inc.	1,985,049	163,012
* Health Net Inc.	479,156	25,783
* DaVita, Inc.	449,242	23,954
* Sepracor Inc.	471,769	21,999
DENTSPLY International Inc.	651,772	21,346
* Henry Schein, Inc.	378,879	20,907
Omnicare, Inc.	520,642	20,706
* Cephalon, Inc.	281,206	20,025
* Triad Hospitals, Inc.	378,371	19,770
* Intuitive Surgical, Inc.	158,987	19,328
*^Amylin Pharmaceuticals, Inc.	482,727	18,035
Beckman Coulter, Inc.	266,302	17,014
* Endo Pharmaceuticals Holdings, Inc.	572,983	16,846
* Cytyc Corp.	491,515	16,815
* ResMed Inc.	328,901	16,567
* Covance, Inc.	274,249	16,274
Dade Behring Holdings Inc.	360,566	15,811
Hillenbrand Industries, Inc.	263,427	15,640
* Millennium Pharmaceuticals, Inc.	1,361,139	15,463
* Cerner Corp.	280,086	15,251
* Vertex Pharmaceuticals, Inc.	542,305	15,206
Pharmaceutical Product Development, Inc.	444,472	14,974
* Community Health Systems, Inc.	406,928	14,344
* Lincare Holdings, Inc.	386,838	14,178
Universal Health Services Class B	232,199	13,296
* Charles River Laboratories, Inc.	286,964	13,275
* Respironics, Inc.	313,988	13,184
* Hologic, Inc.	228,062	13,145
* Invitrogen Corp.	205,870	13,104
* VCA Antech, Inc.	358,104	13,003
* Edwards Lifesciences Corp.	248,105	12,579
* ImClone Systems, Inc.	303,130	12,359
* WellCare Health Plans Inc.	141,950	12,101
* Pediatrix Medical Group, Inc.	207,734	11,853
* IDEXX Laboratories Corp.	133,943	11,737
* Kinetic Concepts, Inc.	227,804	11,536
Health Management Associates Class A	1,037,043	11,273
* Emdeon Corp.	725,989	10,984
* PDL BioPharma Inc.	494,125	10,723
* Gen-Probe Inc.	224,025	10,547
* Sierra Health Services, Inc.	244,741	10,076
* Techne Corp.	168,894	9,644
*^Advanced Medical Optics, Inc.	255,503	9,505
* LifePoint Hospitals, Inc.	245,862	9,397
Cooper Cos., Inc.	192,583	9,363
* Psychiatric Solutions, Inc.	230,103	9,275
* Affymetrix, Inc.	292,254	8,788
* Kyphon Inc.	194,114	8,762
* Immucor Inc.	294,928	8,680
Mentor Corp.	181,832	8,364
* OSI Pharmaceuticals, Inc.	246,258	8,127
* MGI Pharma, Inc.	340,551	7,652
* Varian, Inc.	130,820	7,622
* Sunrise Senior Living, Inc.	192,012	7,588
* Illumina, Inc.	257,112	7,533
* Inverness Medical Innovations, Inc.	171,734	7,519
STERIS Corp.	278,009	7,384
Medicis Pharmaceutical Corp.	238,211	7,342
* Magellan Health Services, Inc.	166,627	6,998
* BioMarin Pharmaceutical Inc.	405,163	6,993
Valeant Pharmaceuticals International	404,270	6,990
* Healthways, Inc.	149,421	6,985
* Medarex, Inc.	532,222	6,887
* AMERIGROUP Corp.	224,135	6,814
* Alkermes, Inc.	432,591	6,679
* Alexion Pharmaceuticals, Inc.	152,889	6,611
West Pharmaceutical Services, Inc.	141,434	6,567
* American Medical Systems Holdings, Inc.	308,133	6,523
Owens&Minor, Inc. Holding Co.	172,537	6,337
* PSS World Medical, Inc.	289,585	6,122
* Human Genome Sciences, Inc.	574,094	6,097
* Regeneron Pharmaceuticals, Inc.	280,890	6,073
* Apria Healthcare Group Inc.	185,336	5,977
* Biosite Inc.	71,046	5,966
* Ventana Medical Systems, Inc.	141,446	5,927
* United Surgical Partners International, Inc.	191,776	5,909
* Myriad Genetics, Inc.	171,108	5,896
Perrigo Co.	326,446	5,765
* Dionex Corp.	82,442	5,615
* Allscripts Healthcare Solutions, Inc.	208,598	5,593
Chemed Corp.	114,052	5,584
* Theravance, Inc.	188,435	5,559
* The Medicines Co.	220,907	5,540
* Bio-Rad Laboratories, Inc. Class A	78,615	5,490
* Haemonetics Corp.	115,328	5,392
* Genesis Healthcare Corp.	84,573	5,337
* Cubist Pharmaceuticals, Inc.	236,173	5,212
*^Nektar Therapeutics	391,369	5,111
* United Therapeutics Corp.	92,452	4,972
* Onyx Pharmaceuticals, Inc.	199,305	4,951
* inVentiv Health, Inc.	129,014	4,940
*^Dendreon Corp.	374,967	4,848
* Viasys Healthcare Inc.	141,486	4,809
* Thoratec Corp.	223,787	4,677
* Align Technology, Inc.	281,791	4,469
* Digene Corp.	102,770	4,358
* Ligand Pharmaceuticals Inc. Class B	431,738	4,352
* New River Pharmaceuticals Inc.	67,868	4,318
* ViroPharma Inc.	299,398	4,296
* Kindred Healthcare, Inc.	130,170	4,267
* ArthroCare Corp.	117,466	4,233
* PAREXEL International Corp.	117,132	4,213
PolyMedica Corp.	98,372	4,164
* Exelixis, Inc.	414,305	4,118
Alpharma, Inc. Class A	170,407	4,103
* Centene Corp.	185,619	3,896
* CONMED Corp.	133,019	3,888
* Par Pharmaceutical Cos. Inc.	153,869	3,865
* Integra LifeSciences Holdings	84,706	3,861
* K-V Pharmaceutical Co. Class A	155,223	3,839
* Eclipsys Corp.	197,935	3,814
* DJ Orthopedics Inc.	100,216	3,798
Analogic Corp.	59,740	3,756
* The TriZetto Group, Inc.	186,710	3,736
^ Brookdale Senior Living Inc.	82,592	3,689
* HealthExtras, Inc.	127,862	3,680
^ LCA-Vision Inc.	88,930	3,663
* LifeCell Corp.	144,690	3,613
* Amedisys Inc.	110,796	3,593
* Nuvasive, Inc.	145,399	3,453
* Wright Medical Group, Inc.	151,118	3,368
Arrow International, Inc.	104,511	3,361
* AMN Healthcare Services, Inc.	148,400	3,357
* Isis Pharmaceuticals, Inc.	350,195	3,246
* AmSurg Corp.	128,797	3,154
* Bruker BioSciences Corp.	299,487	3,151
* Palomar Medical Technologies, Inc.	77,643	3,102
* Abraxis Bioscience, Inc.	114,181	3,050
* Sciele Pharma, Inc.	126,290	2,991
* Dendrite International, Inc.	187,176	2,931
* Advanced Magnetics, Inc.	48,005	2,893
*^Martek Biosciences Corp.	137,919	2,844
* Noven Pharmaceuticals, Inc.	121,992	2,830
* IntraLase Corp.	112,670	2,814
* Pharmion Corp.	105,641	2,777
*^InterMune Inc.	112,199	2,767
* Arena Pharmaceuticals, Inc.	252,887	2,746
* Omnicell, Inc.	129,538	2,710
* Assisted Living Concepts Inc.	227,723	2,687
* Matria Healthcare, Inc.	98,118	2,586
*^WebMD Health Corp. Class A	48,159	2,535
* Salix Pharmaceuticals, Ltd.	201,152	2,535
* Symmetry Medical Inc.	151,120	2,468
* ICU Medical, Inc.	62,802	2,462
Cambrex Corp.	99,868	2,457
* Kendle International Inc.	68,918	2,448
* Savient Pharmaceuticals Inc.	200,135	2,406
*^SurModics, Inc.	65,711	2,366
Invacare Corp.	134,635	2,348
* Greatbatch, Inc.	91,613	2,336
* Gentiva Health Services, Inc.	111,942	2,258
* LHC Group Inc.	69,235	2,245
* Cepheid, Inc.	187,131	2,223
* Cyberonics, Inc.	117,711	2,211
* Zymogenetics, Inc.	141,291	2,198
* SonoSite, Inc.	76,975	2,175
Datascope Corp.	59,613	2,157
* Vital Images, Inc.	64,810	2,156
*^Neurocrine Biosciences, Inc.	172,298	2,154
* Radiation Therapy Services, Inc.	70,027	2,146
*^Adolor Corp.	244,391	2,138
* Conceptus, Inc.	106,852	2,137
* Pharmanet Development Group, Inc.	81,818	2,127
* Tanox, Inc.	113,123	2,122
Meridian Bioscience Inc.	76,306	2,118
* Halozyme Therapeutics Inc	262,300	2,114
* Pozen Inc.	141,938	2,094
* HMS Holdings Corp.	94,995	2,080
* Molina Healthcare Inc.	67,371	2,061
* Incyte Corp.	312,597	2,060
*^Geron Corp.	287,486	2,012
*^Cytrx Corp.	428,744	2,011
* Medical Action Industries Inc.	83,732	2,001
* Foxhollow Technologies Inc.	95,442	1,994
*^MannKind Corp.	138,642	1,983
*^Alnylam Pharmaceuticals Inc.	109,093	1,964
* Abaxis, Inc.	80,150	1,953
* Spectranetics Corp.	181,353	1,940
* Odyssey Healthcare, Inc.	147,507	1,937
* Phase Forward Inc.	146,997	1,930
* Progenics Pharmaceuticals, Inc.	81,382	1,927
*^CV Therapeutics, Inc.	243,481	1,916
* Luminex Corp.	139,370	1,912
Vital Signs, Inc.	36,564	1,901
* Xenoport Inc.	66,407	1,850
* SuperGen, Inc.	310,805	1,834
* Keryx Biopharmaceuticals, Inc.	174,004	1,831
* PRA International	84,899	1,830
* Zoll Medical Corp.	68,498	1,825
* Kensey Nash Corp.	59,155	1,804
* Cross Country Healthcare, Inc.	96,407	1,758
*^ev3 Inc.	88,907	1,751
* Res-Care, Inc.	99,736	1,745
*^ABIOMED, Inc.	127,506	1,742
* Adams Respiratory Therapeutics, Inc.	51,246	1,723
* Merit Medical Systems, Inc.	132,772	1,666
* Indevus Pharmaceuticals, Inc.	234,411	1,657
*^Immunomedics Inc.	361,468	1,656
*^Stereotaxis Inc.	138,306	1,646
* Cholestech Corp.	95,383	1,644
* GTx, Inc.	80,220	1,636
* Sun Healthcare Group Inc.	132,125	1,632
*^Telik, Inc.	300,431	1,631
* Array BioPharma Inc.	128,240	1,629
* OraSure Technologies, Inc.	219,046	1,610
* Durect Corp.	384,854	1,601
* Enzo Biochem, Inc.	105,322	1,588
* IRIS International, Inc.	113,507	1,583
* XOMA Ltd.	545,760	1,577
* Cutera, Inc.	42,441	1,536
Landauer, Inc.	30,241	1,527
* Senomyx, Inc.	121,634	1,506
* ArQule, Inc.	201,712	1,505
* Maxygen Inc.	134,690	1,502
* Five Star Quality Care, Inc.	145,984	1,501
* Cypress Bioscience, Inc.	197,145	1,498
*^Enzon Pharmaceuticals, Inc.	183,498	1,496
* Quidel Corp.	120,952	1,451
*^Vivus, Inc.	282,235	1,448
*^Momenta Pharmaceuticals, Inc.	111,353	1,443
* eResearch Technology, Inc.	181,820	1,429
* CorVel Corp.	46,427	1,404
* Natus Medical Inc.	78,915	1,402
* Symbion, Inc.	71,437	1,401
*^Allos Therapeutics Inc.	229,880	1,372
* I-Flow Corp.	92,678	1,366
* Rigel Pharmaceuticals, Inc.	124,887	1,356
* Nabi Biopharmaceuticals	250,146	1,328
* Providence Service Corp.	55,806	1,324
* Bio-Reference Laboratories, Inc.	51,955	1,320
* Angiodynamics Inc.	77,612	1,311
* Cerus Corp.	191,936	1,296
* RehabCare Group, Inc.	81,469	1,293
*^Peregrine Pharmaceuticals, Inc.	1,308,631	1,282
* Medtox Scientific, Inc.	69,614	1,281
National Healthcare Corp.	24,584	1,253
* Healthspring, Inc.	52,660	1,240
* Lexicon Genetics Inc.	339,802	1,233
* Inspire Pharmaceuticals, Inc.	215,226	1,227
* Albany Molecular Research, Inc.	124,328	1,225
* US Physical Therapy, Inc.	85,164	1,185
* Aspect Medical Systems, Inc.	75,830	1,182
*^Diversa Corp.	149,304	1,166
* Seattle Genetics, Inc.	142,313	1,166
* ThermoGenesis Corp.	320,100	1,165
* EPIX Pharmaceuticals Inc.	173,677	1,164
*^Aastrom Biosciences, Inc.	838,008	1,156
*^StemCells, Inc.	456,678	1,151
*^SIGA Technologies, Inc.	235,859	1,139
* Regeneration Technologies, Inc.	155,266	1,126
* Osteotech, Inc.	147,119	1,124
*^Emeritus Corp.	33,287	1,123
* Minrad International, Inc.	214,288	1,110
* Bradley Pharmaceuticals, Inc.	56,748	1,089
*^Cell Therapeutics, Inc.	681,652	1,084
* Akorn, Inc.	160,400	1,083
* Cell Genesys, Inc.	256,255	1,076
*^Idenix Pharmaceuticals Inc.	146,815	1,072
*^Monogram Biosciences, Inc.	552,039	1,071
* Hansen Medical Inc.	56,600	1,070
* Micrus Endovascular Corp	44,837	1,069
*^Pain Therapeutics, Inc.	135,662	1,064
*^Acadia Pharmaceuticals Inc.	70,554	1,060
* Encysive Pharmaceuticals, Inc.	388,797	1,054
* ImmunoGen, Inc.	217,424	1,041
* Accelrys Inc.	163,174	1,041
* Avigen, Inc.	160,345	1,041
* Somanetics Corp.	52,042	1,038
* MedCath Corp.	37,957	1,036
* Sonic Innovations, Inc.	121,773	1,029
* American Dental Partners, Inc.	47,339	1,029
* America Service Group Inc.	61,552	1,026
* Orchid Cellmark, Inc.	163,179	1,020
*^Discovery Laboratories, Inc.	428,060	1,015
* Bioveris Corp.	76,125	1,012
* CryoLife Inc.	120,205	1,011
* Anika Resh Inc.	81,043	1,001
*^Nastech Pharmaceutical Co., Inc.	92,322	996
*^Penwest Pharmaceuticals Co.	98,583	994
* Collagenex Pharmaceuticals, Inc.	73,452	992
* Hanger Orthopedic Group, Inc.	84,186	982
* Theragenics Corp.	156,343	979
*^Hythiam Inc.	143,643	977
* Hooper Holmes, Inc.	218,317	976
Option Care, Inc.	72,592	965
* Dyax Corp.	234,184	965
* CuraGen Corp.	313,159	965
* Pharmacopeia Drug Discovery Inc.	168,662	960
* Air Methods Corp.	39,302	944
* Repligen Corp.	298,581	944
* Orthovita, Inc.	318,690	931
* Emageon Inc.	84,382	928
* Matrixx Initiatives, Inc.	57,058	927
* ARIAD Pharmaceuticals, Inc.	206,158	926
* Nuvelo, Inc.	251,062	924
Psychemedics Corp.	54,403	922
* MWI Veterinary Supply Inc.	27,924	921
* Rural/Metro Corp.	121,462	917
* Santarus Inc.	127,451	897
* Candela Corp.	78,168	893
* National Dentex Corp.	63,154	889
Computer Programs and Systems, Inc.	32,825	880
* Possis Medical Inc.	67,401	877
* Alliance Imaging, Inc.	99,471	868
* GenVec, Inc.	301,214	867
* Clarient, Inc.	392,510	867
* VNUS Medical Technologies, Inc.	86,511	867
* Panacos Pharmaceuticals Inc.	186,053	861
* Repros Therapeutics, Inc.	90,174	861
* SciClone Pharmaceuticals, Inc.	312,697	854
* Caliper Life Sciences, Inc.	151,039	853
*^BioLase Technology, Inc.	87,331	850
*^Trimeris, Inc.	123,235	848
*^BioCryst Pharmaceuticals, Inc.	100,872	844
* Curis, Inc.	555,124	844
*^Sangamo BioSciences, Inc.	122,912	836
* Medivation Inc.	43,987	830
* Auxilium Pharmaceuticals, Inc.	56,108	824
* Cytokinetics, Inc.	118,063	822
* Cardiac Science Corp.	89,674	821
* Heska Corp.	489,878	813
* SONUS Pharmaceuticals, Inc.	159,838	804
* Neogen Corp.	34,060	803
*^Vion Pharmaceuticals, Inc.	477,654	802
* STAAR Surgical Co.	144,410	796
* Cantel Medical Corp.	50,650	780
* PhotoMedex, Inc.	566,647	771
* Lifecore Biomedical Inc.	40,987	769
* Enpath Medical, Inc.	76,557	766
* Amicas, Inc.	268,463	762
* NMT Medical, Inc.	55,892	760
* BioSphere Medical Inc.	101,310	746
*^Vascular Solutions, Inc.	75,036	738
* Iridex Corp.	83,567	735
* Endologix, Inc.	186,853	734
* Acorda Therapeutics Inc.	37,359	726
* Horizon Health Corp.	36,414	712
*^Insmed Inc.	748,141	711
* Exact Sciences Corp.	263,996	708
* Harvard Bioscience, Inc.	144,844	698
* National Medical Health Card Systems, Inc.	44,989	696
* Rochester Medical Corp.	30,355	691
* Neurogen Corp.	106,168	690
*^Dexcom Inc.	87,422	687
* Dialysis Corp. of America	54,340	686
* Caraco Pharmaceutical Laboratories, Ltd.	56,200	685
*^Encorium Group, Inc.	182,015	683
* Titan Pharmaceuticals, Inc.	272,698	676
* Merge Technologies, Inc.	138,048	672
* E-Z-EM, Inc.	41,368	665
* HealthTronics Surgical Services, Inc.	123,347	665
* Synovis Life Technologies, Inc.	48,300	653
* Omrix Biopharmaceuticals, Inc.	17,030	652
* Hi-Tech Pharmacal Co., Inc.	57,945	646
* Urologix, Inc.	212,418	644
* Health Grades, Inc	101,425	637
* Altus Pharmaceuticals, Inc.	41,700	635
* ViaCell, Inc.	113,499	619
* DepoMed, Inc.	170,864	610
*^AVI BioPharma, Inc.	223,627	599
* Visicu, Inc.	75,999	593
* BioScrip Inc.	187,672	587
* NPS Pharmaceuticals Inc.	172,553	585
* Oxigene, Inc.	151,876	582
Young Innovations, Inc.	21,351	581
* Q-Med, Inc.	131,149	581
* RadNet, Inc.	101,692	581
* Emergency Medical Services LP Class A	19,710	581
* Metabasis Therapeutics, Inc.	78,462	577
* VistaCare, Inc.	66,191	576
*^Novavax, Inc.	222,226	576
* Medical Staffing Network Holdings, Inc.	90,357	574
^ Neurometrix Inc.	58,997	573
* Digirad Corp.	122,511	565
* Bioanalytical Systems, Inc.	83,596	563
* Ciphergen Biosystems, Inc.	401,769	562
* Anadys Pharmaceuticals Inc.	141,503	562
*^Northfield Laboratories, Inc.	154,867	559
*^Nutrition 21 Inc.	347,190	559
*^NitroMed, Inc.	177,446	554
* AVANT Immunotherapeutics, Inc.	377,794	552
*^AtheroGenics, Inc.	192,794	542
* Inhibitex Inc.	326,688	539
*^Ista Pharmaceuticals Inc.	63,373	537
* PDI, Inc.	55,927	532
* Capital Senior Living Corp.	45,213	525
* Bentley Pharmaceuticals, Inc.	63,970	524
* Genomic Health, Inc.	29,935	519
* Bioenvision, Inc.	126,615	518
* Barrier Therapeutics Inc.	74,710	515
*^Lipid Sciences, Inc.	353,154	512
* Memory Pharmaceuticals Corp.	303,278	510
* Microtek Medical Holdings, Inc.	105,632	503
*^Icad Inc.	131,258	503
* Nutraceutical International Corp.	29,812	492
*^EntreMed, Inc.	327,854	492
* Mediware Information Systems, Inc.	53,898	488
* Allion Healthcare Inc.	118,742	484
*^Antigenics, Inc.	212,028	473
* Third Wave Technologies	92,625	472
* Acusphere, Inc.	168,621	465
*^ADVENTRX Pharmaceuticals, Inc.	186,094	465
* Kosan Biosciences, Inc.	84,042	462
* Dynavax Technologies Corp.	84,724	461
* SRI/Surgical Express, Inc.	91,061	459
*^Columbia Laboratories Inc.	340,556	456
*^GTC Biotherapeutics, Inc.	442,951	456
*^Arcadia Resources, Inc.	229,920	455
*^Cortex Pharmaceuticals, Inc.	199,402	453
*^Poniard Pharmaceuticals, Inc.	78,649	448
*^Emisphere Technologies, Inc.	139,970	448
* Stratagene Holding Corp.	54,544	443
* CardioDynamics International Corp.	514,303	437
* Almost Family Inc.	17,522	436
* Cynosure Inc.	15,100	436
*^ATS Medical, Inc.	209,444	431
* Tercica, Inc.	73,520	431
* Obagi Medical Products, Inc.	29,200	430
* AP Pharma Inc.	418,406	427
* Nanogen, Inc.	325,327	416
* Exactech, Inc.	25,624	407
* Vical, Inc.	84,472	407
*^Neurobiological Technologies, Inc.	186,242	406
* TorreyPines Therapeutics Inc.	58,169	405
* Orthologic Corp.	259,729	405
*^CYTOGEN Corp.	187,940	391
*^Alfacell Corp.	275,598	386
*^Isolagen Inc.	92,000	362
* AtriCure, Inc.	35,300	360
* Insite Vision, Inc.	240,185	351
* Sequenom, Inc.	94,701	350
* Escalon Medical Corp.	85,554	346
* Novamed, Inc.	51,111	331
*^Hemispherx Biopharma, Inc.	196,692	321
* Allied Healthcare International Inc.	103,259	315
* NeoPharm, Inc.	185,200	315
*^Synergetics USA, Inc.	87,884	315
*^NationsHealth, Inc.	209,293	312
*^Zila, Inc.	147,526	310
*^Coley Pharmaceutical Group	30,720	294
*^Neose Technologies, Inc.	114,215	294
*^Immtech Pharmaceuticals Inc.	50,459	290
* Vanda Parmaceuticals, Inc.	11,754	286
*^Dyadic International Inc.	45,200	286
*^The Quigley Corp.	38,147	285
*^Advancis Pharmaceutical Corp.	128,716	283
*^DUSA Pharmaceuticals, Inc.	77,300	277
* Cadence Pharmaceuticals, Inc.	18,400	272
*^Trubion Pharmaceuticals, Inc.	13,830	272
* Javelin Pharmaceuticals, Inc.	45,800	272
*^Genelabs Technologies, Inc.	146,414	269
* Volcano Corp.	14,532	262
* Questcor Pharmaceuticals, Inc.	247,700	260
*^Threshold Pharmaceuticals, Inc.	174,089	256
*^Combinatorx, Inc.	36,273	254
*^Genta Inc.	815,872	253
* Pharmacyclics, Inc.	95,044	253
*^SCOLR Pharma Inc.	104,500	251
* Oscient Pharmaceuticals Corp.	47,356	249
*^Immunicon Corp.	82,922	244
*^Rotech Healthcare Inc.	139,086	238
* Gene Logic Inc.	107,843	232
* Chindex International, Inc.	13,288	231
*^Continucare Corp.	68,148	229
National Research Corp.	10,540	228
*^Biopure Corp. Class A	421,405	219
* Palatin Technologies, Inc.	118,190	219
* Sunlink Health Systems, Inc.	29,400	209
* Interleukin Genetics, Inc.	47,400	208
*^Paincare Holdings Inc.	559,644	207
*^Genitope Corp.	49,084	204
* Renovis, Inc.	57,437	201
* Home Diagnostics Inc.	17,900	193
*^Avanir Pharmaceuticals Class A	157,098	192
* Proxymed Pharmacy, Inc.	61,891	179
*^Introgen Therapeutics, Inc.	43,749	177
*^Interpharm Holdings, Inc.	108,837	176
*^Accentia Biopharmaceuticals Inc.	55,972	176
* NxStage Medical, Inc.	12,840	171
*^Critical Therapeutics, Inc.	77,430	169
* North American Scientific, Inc.	165,366	162
* Biomimetic Therapeutics	9,500	157
* United American Healthcare Corp.	30,666	156
* Fonar Corp.	595,934	155
* LeMaitre Vascular Inc.	23,691	153
* Hollis-Eden Pharmaceuticals, Inc.	59,181	150
* Bovie Medical Corp.	20,510	146
* Spectrum Pharmaceuticals Inc.	23,200	145
* Affymax Inc.	4,400	142
* Idera Pharmaceuticals, Inc.	16,400	141
Atrion Corp.	1,489	137
*^Epicept Corp.	78,078	135
* Infinity Pharmaceuticals, Inc.	11,137	134
* CardioTech International, Inc.	83,554	130
*^Osiris Therapeutics, Inc.	6,930	130
*^La Jolla Pharmaceutical Co.	20,228	122
* I-trax, Inc.	30,700	121
*^Corcept Therapeutics Inc.	130,921	118
* Animal Health International, Inc.	9,700	117
*^Hana Biosciences, Inc.	59,938	114
*^Genaera Corp.	245,240	105
*^Targeted Genetics Corp.	27,959	104
* Retractable Technologies, Inc.	32,368	99
* Novoste Corp.	32,943	85
*^BSML Inc.	58,238	80
* Senorx Inc.	9,000	74
* Somaxon Pharmaceuticals, Inc.	5,009	61
* Icagen, Inc.	32,650	53
* Clinical Data, Inc.	2,100	44
* Favrille, Inc.	11,595	36
* Sunesis Pharmaceuticals, Inc.	6,900	31
* Metropolitan Health Networks Inc.	15,300	31
* IVAX Diagnostics, Inc.	29,908	31
* Precision Optics Corp., Inc.	65,104	26
* Alteon, Inc.	246,131	25
* Cellegy Pharmaceuticals, Inc.	245,753	23
* Adeza Biomedical Corp.	674	16
* Vasomedical, Inc.	174,888	15
Utah Medical Products, Inc.	400	14
*^Aphton Corp.	129,597	-

		1,638,788

Industrials (14.0%)
Precision Castparts Corp.	587,207	61,099
Expeditors International of Washington, Inc.	917,047	37,892
* AMR Corp.	1,027,531	31,288
Manpower Inc.	364,860	26,916
The Dun&Bradstreet Corp.	259,479	23,664
* Jacobs Engineering Group Inc.	506,878	23,646
* McDermott International, Inc.	474,638	23,248
Roper Industries Inc.	376,527	20,664
Republic Services, Inc. Class A	728,433	20,265
Joy Global Inc.	468,616	20,104
Fastenal Co.	537,343	18,834
SPX Corp.	255,464	17,934
* Foster Wheeler Ltd.	299,170	17,469
The Manitowoc Co., Inc.	266,026	16,901
Oshkosh Truck Corp.	316,515	16,775
Harsco Corp.	360,130	16,155
* UAL Corp.	422,528	16,128
Ametek, Inc.	452,961	15,645
* Stericycle, Inc.	189,926	15,479
* Continental Airlines, Inc. Class B	413,353	15,042
*^USG Corp.	316,203	14,760
* AGCO Corp.	391,205	14,463
* WESCO International, Inc.	228,843	14,367
Trinity Industries, Inc.	342,593	14,361
Flowserve Corp.	247,255	14,141
* Owens Corning Inc.	437,179	13,929
* Corrections Corp. of America	262,560	13,866
Pentair, Inc.	428,133	13,341
The Brink's Co.	207,651	13,175
* Quanta Services, Inc.	507,429	12,797
The Corporate Executive Board Co.	167,091	12,692
* Alliant Techsystems, Inc.	141,359	12,428
Hubbell Inc. Class B	257,208	12,408
* ChoicePoint Inc.	329,491	12,333
* BE Aerospace, Inc.	387,123	12,272
The Timken Co.	403,662	12,235
* General Cable Corp.	223,726	11,954
* Avis Budget Group, Inc.	433,794	11,851
Laidlaw International Inc.	340,165	11,770
IDEX Corp.	230,614	11,734
* Kansas City Southern	328,362	11,683
J.B. Hunt Transport Services, Inc.	445,015	11,677
Teleflex Inc.	167,989	11,435
Carlisle Co., Inc.	263,900	11,329
Graco, Inc.	287,370	11,253
* Covanta Holding Corp.	505,947	11,222
Kennametal, Inc.	165,788	11,209
Landstar System, Inc.	243,348	11,155
Lincoln Electric Holdings, Inc.	183,406	10,924
* Thomas&Betts Corp.	222,986	10,886
GATX Corp.	227,138	10,857
MSC Industrial Direct Co., Inc. Class A	232,200	10,839
Donaldson Co., Inc.	300,166	10,836
* Shaw Group, Inc.	345,897	10,816
Adesa, Inc.	388,521	10,735
Belden CDT Inc.	190,911	10,231
Acuity Brands, Inc.	185,660	10,107
Con-way, Inc.	201,228	10,029
* YRC Worldwide, Inc.	244,968	9,853
* US Airways Group Inc.	211,327	9,611
HNI Corp.	208,515	9,577
* URS Corp.	224,658	9,568
Herman Miller, Inc.	277,842	9,305
Alexander&Baldwin, Inc.	183,711	9,266
* Hertz Global Holdings Inc.	384,392	9,110
DRS Technologies, Inc.	173,411	9,047
The Toro Co.	175,435	8,989
* Armor Holdings, Inc.	132,172	8,899
Crane Co.	219,511	8,873
Lennox International Inc.	247,614	8,840
Watson Wyatt&Co. Holdings	181,560	8,833
*^JetBlue Airways Corp.	763,252	8,785
* Waste Connections, Inc.	292,889	8,769
Florida East Coast Industries, Inc. Class A	137,595	8,626
* Copart, Inc.	304,948	8,542
* Washington Group International, Inc.	127,731	8,484
* American Commercial Lines Inc.	266,118	8,369
* EMCOR Group, Inc.	136,310	8,040
Granite Construction Co.	145,135	8,020
* Hexcel Corp.	402,794	7,995
* Kirby Corp.	227,826	7,969
* Spirit Aerosystems Holdings Inc.	248,039	7,900
* Gardner Denver Inc.	226,296	7,886
* United Rentals, Inc.	285,543	7,852
IKON Office Solutions, Inc.	544,055	7,818
* United Stationers, Inc.	129,686	7,771
* Genlyte Group, Inc.	109,476	7,724
* Moog Inc.	181,119	7,544
Deluxe Corp.	221,133	7,415
Skywest, Inc.	275,612	7,395
Curtiss-Wright Corp.	189,078	7,287
Wabtec Corp.	209,946	7,241
* Swift Transportation Co., Inc.	231,796	7,223
Brady Corp. Class A	231,154	7,212
CLARCOR Inc.	223,199	7,098
* PHH Corp.	229,297	7,007
Bucyrus International, Inc.	135,264	6,966
Nordson Corp.	144,335	6,706
Baldor Electric Co.	176,385	6,657
* Resources Connection, Inc.	207,382	6,634
* Alaska Air Group, Inc.	172,531	6,573
Briggs&Stratton Corp.	211,708	6,531
* SAIC, Inc.	371,729	6,438
* Ceradyne, Inc.	116,196	6,361
Macquarie Infrastructure Co. Trust	160,968	6,326
Regal-Beloit Corp.	133,511	6,192
* FTI Consulting, Inc.	181,181	6,086
Actuant Corp.	117,670	5,973
*^Energy Conversion Devices, Inc.	169,267	5,914
Steelcase Inc.	293,829	5,844
John H. Harland Co.	110,459	5,659
* Teledyne Technologies, Inc.	149,260	5,588
* Cenveo Inc.	229,918	5,587
* Teletech Holdings Inc.	152,082	5,580
Mueller Water Products, Inc.	409,195	5,479
Mine Safety Appliances Co.	128,715	5,414
* EGL, Inc.	136,345	5,403
Watsco, Inc.	104,970	5,361
Woodward Governor Co.	126,052	5,190
* First Solar, Inc.	98,980	5,148
Kaydon Corp.	120,883	5,145
* ESCO Technologies Inc.	110,881	4,970
* Hub Group, Inc.	170,655	4,947
ABM Industries Inc.	187,000	4,935
Watts Water Technologies, Inc.	129,294	4,917
* Orbital Sciences Corp.	261,593	4,902
^ Simpson Manufacturing Co.	157,430	4,855
Mueller Industries Inc.	158,809	4,780
* Huron Consulting Group Inc.	78,324	4,765
* Geo Group Inc.	104,877	4,753
* Tetra Tech, Inc.	248,330	4,733
* Genesee&Wyoming Inc. Class A	177,789	4,731
* Acco Brands Corp.	196,121	4,725
* Dollar Thrifty Automotive Group, Inc.	91,996	4,695
* Navigant Consulting, Inc.	232,565	4,595
* Esterline Technologies Corp.	109,758	4,508
* The Middleby Corp.	34,043	4,488
Albany International Corp.	124,840	4,487
* IHS Inc. Class A	108,522	4,461
^ Knight Transportation, Inc.	247,694	4,414
* AAR Corp.	158,232	4,361
Valmont Industries, Inc.	75,066	4,341
Forward Air Corp.	130,671	4,296
Pacer International, Inc.	159,270	4,291
* Labor Ready, Inc.	223,540	4,245
* Korn/Ferry International	182,758	4,192
* Mobile Mini, Inc.	153,902	4,121
* NCI Building Systems, Inc.	86,218	4,116
* The Advisory Board Co.	80,261	4,063
* AirTran Holdings, Inc.	391,413	4,020
Heartland Express, Inc.	253,074	4,019
* Infrasource Services Inc.	131,406	4,012
Universal Forest Products, Inc.	80,842	4,006
Franklin Electric, Inc.	85,775	3,989
Applied Industrial Technology, Inc.	161,595	3,964
UAP Holding Corp.	153,199	3,960
* GrafTech International Ltd.	435,725	3,956
Barnes Group, Inc.	171,502	3,946
Werner Enterprises, Inc.	215,708	3,919
Triumph Group, Inc.	70,157	3,882
Arkansas Best Corp.	107,695	3,829
* Force Proctection, Inc.	203,120	3,811
* Sequa Corp. Class A	31,790	3,807
* Consolidated Graphics, Inc.	50,644	3,750
* Republic Airways Holdings Inc.	162,856	3,739
A.O. Smith Corp.	97,265	3,717
Administaff, Inc.	104,322	3,672
* CoStar Group, Inc.	81,838	3,657
* Armstrong Worldwide Industries, Inc.	71,700	3,646
* Heidrick&Struggles International, Inc.	75,138	3,640
NACCO Industries, Inc. Class A	26,207	3,601
Interface, Inc.	224,674	3,593
* II-VI, Inc.	105,716	3,578
Viad Corp.	92,500	3,571
* Perini Corp.	96,014	3,539
* Old Dominion Freight Line, Inc.	120,195	3,463
Healthcare Services Group, Inc.	118,678	3,400
G&K Services, Inc. Class A	92,414	3,353
* GenCorp, Inc.	239,486	3,314
* EnPro Industries, Inc.	91,435	3,296
* Astec Industries, Inc.	80,893	3,256
Federal Signal Corp.	204,966	3,181
* Clean Harbors Inc.	69,875	3,160
* Superior Essex Inc.	90,805	3,148
*^Evergreen Solar, Inc.	321,405	3,134
Rollins, Inc.	133,545	3,073
* Beacon Roofing Supply, Inc.	188,733	3,054
* School Specialty, Inc.	82,880	2,993
Knoll, Inc.	125,069	2,980
* RBC Bearings Inc.	88,599	2,962
Kelly Services, Inc. Class A	91,881	2,959
* Atlas Air Worldwide Holdings, Inc.	55,240	2,913
Freightcar America Inc.	60,033	2,892
* Goodman Global, Inc.	162,180	2,858
* Griffon Corp.	110,712	2,740
Robbins&Myers, Inc.	72,024	2,686
McGrath RentCorp	84,486	2,676
* M&F Worldwide Corp.	55,676	2,651
* Williams Scotsman International Inc.	133,880	2,632
* Amerco, Inc.	37,317	2,612
Tredegar Corp.	112,514	2,564
Apogee Enterprises, Inc.	126,931	2,544
Ameron International Corp.	38,297	2,522
Ennis, Inc.	93,537	2,503
Kaman Corp. Class A	106,905	2,492
United Industrial Corp.	45,138	2,492
* Interline Brands, Inc.	113,487	2,488
* Insituform Technologies Inc. Class A	118,368	2,461
*^Taser International Inc.	298,222	2,395
Cascade Corp.	39,602	2,369
* CRA International Inc.	45,359	2,367
CIRCOR International, Inc.	64,743	2,311
*^KBR Inc.	111,115	2,261
Bowne&Co., Inc.	140,658	2,213
* Spherion Corp.	248,714	2,194
Comfort Systems USA, Inc.	182,935	2,192
Wabash National Corp.	140,180	2,162
* CBIZ Inc.	302,349	2,147
Tennant Co.	67,996	2,141
* EnerSys	124,272	2,135
Central Parking Corp.	95,043	2,108
* Kforce Inc.	152,604	2,101
*^American Science&Engineering, Inc.	38,783	2,043
* ABX Air, Inc.	298,009	2,041
^ Lindsay Manufacturing Co.	64,091	2,037
^ Encore Wire Corp.	77,913	1,973
*^Innovative Solutions and Support, Inc.	76,949	1,948
* Power-One, Inc.	340,499	1,948
* Volt Information Sciences Inc.	74,139	1,942
* American Reprographics Co.	62,551	1,926
* On Assignment, Inc.	154,875	1,922
* Commercial Vehicle Group Inc.	93,128	1,918
* Hudson Highland Group, Inc.	122,133	1,904
* Accuride Corp.	123,310	1,800
* Ladish Co., Inc.	47,621	1,792
* Celadon Group Inc.	106,577	1,780
Raven Industries, Inc.	63,018	1,768
*^TurboChef Technologies, Inc.	114,851	1,748
* Lydall, Inc.	109,267	1,736
American Woodmark Corp.	47,021	1,728
CDI Corp.	59,561	1,723
* Columbus McKinnon Corp.	76,485	1,712
Cubic Corp.	79,109	1,712
EDO Corp.	64,867	1,700
*^FuelCell Energy, Inc.	214,219	1,684
* Kadant Inc.	66,041	1,675
* NuCo2, Inc.	64,925	1,637
* Lamson&Sessions Co.	58,500	1,626
* Blount International, Inc.	130,078	1,619
* Kenexa Corp.	51,966	1,618
* K&F Industries Holdings	58,964	1,588
HEICO Corp.	43,079	1,572
AAON, Inc.	58,647	1,532
* Argon ST, Inc.	57,733	1,528
Standex International Corp.	52,341	1,492
*^Houston Wire&Cable Co.	52,969	1,484
*^American Superconductor Corp.	110,071	1,483
Horizon Lines Inc.	45,115	1,481
* Gehl Co.	58,155	1,476
* Pike Electric Corp.	80,485	1,455
PW Eagle, Inc.	43,270	1,430
LSI Industries Inc.	84,593	1,416
*^A.S.V., Inc.	92,736	1,415
TAL International Group, Inc.	58,400	1,402
* TransDigm Group, Inc.	38,400	1,397
* Dynamic Materials Corp.	42,578	1,393
*^3D Systems Corp.	63,553	1,392
* Midwest Air Group Inc.	102,769	1,388
* Layne Christensen Co.	38,069	1,386
* COMSYS IT Partners Inc.	69,070	1,374
* Builders FirstSource, Inc.	84,318	1,355
* Saia, Inc.	56,798	1,349
* Team, Inc.	35,226	1,344
Ampco-Pittsburgh Corp.	45,731	1,321
* Pinnacle Airlines Corp.	75,500	1,305
* Rush Enterprises, Inc. Class A	67,878	1,304
*^Trex Co., Inc.	60,445	1,301
HEICO Corp. Class A	41,440	1,299
^ Badger Meter, Inc.	48,872	1,298
* Sirva Inc.	360,496	1,287
* First Consulting Group, Inc.	140,513	1,279
* Standard Parking Corp.	35,794	1,266
*^Microvision, Inc.	340,284	1,252
Titan International, Inc.	49,379	1,251
* LECG Corp.	85,086	1,232
Hardinge, Inc.	46,463	1,215
Gorman-Rupp Co.	37,890	1,214
Diamond Management and Technology Consultants,Inc	102,915	1,203
* H&E Equipment Services, Inc.	55,108	1,185
Bluelinx Holdings Inc.	112,164	1,178
* ExpressJet Holdings, Inc.	201,208	1,175
Waste Industries USA, Inc.	42,739	1,174
Sun Hydraulics Corp.	43,433	1,161
* Herley Industries Inc.	73,981	1,156
* Universal Truckload Services, Inc.	47,623	1,153
* Miller Industries, Inc.	52,500	1,145
Mueller Water Products, Inc. Class A	82,600	1,141
Vicor Corp.	113,607	1,138
* APAC Teleservices, Inc.	242,272	1,136
The Greenbrier Cos., Inc.	42,109	1,124
* Integrated Electrical Services, Inc.	44,890	1,110
* DynCorp International Inc. Class A	73,100	1,103
*^Medis Technology Ltd.	65,150	1,102
* Astronics Corp.	62,358	1,098
* Magnatek, Inc.	216,376	1,091
Multi-Color Corp.	30,531	1,071
The Standard Register Co.	83,891	1,061
* Industrial Distribution Group, Inc.	84,499	1,055
Angelica Corp.	36,962	1,018
* Casella Waste Systems, Inc.	103,742	1,013
* Chart Industries, Inc.	55,567	1,009
Synagro Technologies Inc.	174,812	996
* Electro Rent Corp.	68,201	982
* Michael Baker Corp.	39,598	962
*^Plug Power, Inc.	304,371	962
* Mesa Air Group Inc.	126,874	955
^ AMREP Corp.	12,089	934
* U.S. Home Systems, Inc.	71,312	909
*^PRG-Schultz International, Inc.	63,187	903
* U.S. Xpress Enterprises, Inc.	52,225	901
* P.A.M. Transportation Services, Inc.	43,681	901
* MTC Technologies, Inc.	42,081	885
* A.T. Cross Co. Class A	99,678	877
* Dynamex Inc.	34,477	877
*^Ionatron Inc.	187,605	874
Lawson Products, Inc.	23,041	873
Met-Pro Corp.	58,970	857
* Axsys Technologies, Inc.	53,891	850
* Park-Ohio Holdings Corp.	45,954	850
*^Frontier Airlines Holdings, Inc.	139,930	841
American Railcar Industries, Inc.	28,109	838
* Learning Tree International, Inc.	73,812	830
* Cornell Cos., Inc.	40,813	825
* LMI Aerospace, Inc.	44,261	825
Insteel Industries, Inc.	48,268	810
Interpool, Inc.	33,159	810
* Flanders Corp.	111,393	808
Barrett Business Services, Inc.	34,900	804
* PeopleSupport Inc.	70,225	804
* GeoEye Inc.	44,400	793
* Marten Transport, Ltd.	49,300	783
Schawk, Inc.	42,496	770
* USA Truck, Inc.	49,444	768
*^UQM Technologies, Inc.	184,059	764
* Baldwin Technology Class A	151,850	759
* TVI Corp.	494,807	757
* Exponent, Inc.	37,526	749
* Sterling Construction Co., Inc.	38,543	735
* L.B. Foster Co. Class A	35,463	731
Aceto Corp.	91,743	725
American Ecology Corp.	37,425	719
* Intersections Inc.	71,328	717
* GP Strategies Corp.	78,560	715
* Ducommun, Inc.	27,504	708
* Powell Industries, Inc.	21,870	700
Quixote Corp.	33,730	675
* Willis Lease Finance Corp.	63,220	652
* AZZ Inc.	15,484	650
*^Millennium Cell Inc.	668,929	649
* ICT Group, Inc.	36,852	645
Supreme Industries, Inc. Class A	110,130	644
* Odyssey Marine Exploration, Inc.	176,063	639
*^SatCon Technology Corp.	487,955	634
L.S. Starrett Co. Class A	33,932	611
*^Medialink Worldwide, Inc.	103,898	604
*^Capstone Turbine Corp.	565,148	599
*^BTU International, Inc.	59,748	598
*^Ultralife Batteries, Inc.	55,298	597
* MAIR Holdings, Inc.	90,713	596
Applied Signal Technology, Inc.	32,793	588
* Huttig Building Products, Inc.	96,939	586
Todd Shipyards Corp.	31,217	579
* CPI Aerostructures, Inc.	83,515	573
* Tecumseh Products Co. Class A	56,881	573
* Patriot Transportation Holding, Inc.	6,178	554
C&D Technologies, Inc.	108,197	544
* Hurco Cos., Inc.	12,675	543
* WCA Waste Corp.	70,553	536
* The Allied Defense Group, Inc.	60,403	516
* Taleo Corp. Class A	30,931	513
* Modtech Holdings, Inc.	163,048	512
* Aerovironment Inc.	22,200	508
*^TRM Corp.	181,434	506
* Quality Distribution Inc.	56,369	488
*^Valence Technology Inc.	391,263	462
* Altra Holdings Inc.	33,600	461
Omega Flex Inc.	20,402	460
* Xanser Corp.	83,245	458
^ Preformed Line Products Co.	11,633	425
*^Integrated Alarm Services Group, Inc.	109,360	420
* Spherix Inc.	173,495	420
* Hawaiian Holdings, Inc.	131,600	415
* Perma-Fix Environmental Services, Inc.	173,777	414
* La Barge, Inc.	30,877	401
* TRC Cos., Inc.	39,361	397
* Innerworkings, Inc.	32,200	380
*^Beacon Power Corp.	431,039	375
* Nashua Corp.	42,021	374
* Peco II, Inc.	421,362	362
*^Milacron Inc.	538,593	361
Alamo Group, Inc.	15,252	354
* Active Power, Inc.	167,379	325
* Fiberstars, Inc.	55,987	316
* Sifco Industries, Inc.	32,150	308
* Catalytica Energy Systems, Inc.	212,302	306
Frozen Food Express Industries, Inc.	36,616	305
Twin Disc, Inc.	6,917	295
* Covenant Transport, Inc.	26,676	294
*^Distributed Energy Systems Corp.	207,523	284
*^Document Security Systems, Inc.	23,800	258
* COMFORCE Corp.	107,716	248
Providence and Worcester Railroad Co.	13,700	242
* K-Tron International, Inc	3,249	233
* Mac-Gray Corp.	14,600	229
^ Empire Resources Inc.	19,900	222
* PGT, Inc.	17,161	206
* Stanley Inc.	12,939	202
Ecology and Environment, Inc.	16,325	194
Sypris Solutions, Inc.	28,286	183
*^Arotech Corp.	53,618	182
* Competitive Technologies, Inc.	58,064	180
*^Arrowhead Research Corp	36,199	162
* Innotrac Corp.	57,721	155
* Hudson Technology, Inc.	116,007	138
* Allegiant Travel Co.	4,115	130
* Tecumseh Products Co. Class B	11,900	119
* LGL Group	10,000	103
International Aluminum Corp.	1,770	94
* TeamStaff, Inc.	68,628	81
* Rush Enterprises, Inc. Class B	3,700	67
^ Protection One, Inc.	3,280	61
Hubbell Inc. Class A	500	23
The Eastern Co.	700	19
* Allied Holdings, Inc.	39,000	16
* BMC Industries, Inc.	126,104	-
* Kaiser Ventures LLC Class A	36,800	-

		1,925,687

Information Technology (14.7%)
* MEMC Electronic Materials, Inc.	720,307	43,636
* Akamai Technologies, Inc.	689,740	34,432
Microchip Technology, Inc.	926,072	32,903
MasterCard, Inc. Class A	283,397	30,108
Harris Corp.	574,878	29,290
* LAM Research Corp.	608,813	28,821
Total System Services, Inc.	845,065	26,915
* Cadence Design Systems, Inc.	1,198,564	25,242
Amphenol Corp.	381,244	24,617
* Ceridian Corp.	604,690	21,067
* Activision, Inc.	1,070,117	20,268
* Avnet, Inc.	550,745	19,904
* McAfee Inc.	683,896	19,888
* Arrow Electronics, Inc.	526,406	19,872
* BEA Systems, Inc.	1,680,815	19,481
* Iron Mountain, Inc.	741,377	19,372
* Red Hat, Inc.	822,561	18,861
* DST Systems, Inc.	237,945	17,893
* Alliance Data Systems Corp.	283,250	17,454
* Brocade Communications Systems, Inc.	1,713,817	16,316
* Synopsys, Inc.	621,559	16,303
* salesforce.com, Inc.	374,251	16,025
* Western Digital Corp.	948,464	15,944
CDW Corp.	259,343	15,931
Intersil Corp.	590,754	15,649
* Cypress Semiconductor Corp.	792,334	14,698
* CheckFree Corp.	378,646	14,044
* NAVTEQ Corp.	400,836	13,829
* Trimble Navigation Ltd.	505,310	13,563
Diebold, Inc.	281,235	13,418
* Integrated Device Technology Inc.	849,728	13,103
* Hyperion Solutions Corp.	252,523	13,088
* Polycom, Inc.	389,103	12,969
* Varian Semiconductor Equipment Associates, Inc.	236,733	12,637
* International Rectifier Corp.	310,732	11,873
* Ingram Micro, Inc. Class A	610,514	11,789
* F5 Networks, Inc.	176,632	11,778
* Zebra Technologies Corp. Class A	301,279	11,632
* ValueClick, Inc.	426,156	11,135
* Broadridge Financial Solutions Inc.	580,000	11,426
* Vishay Intertechnology, Inc.	790,898	11,057
* CommScope, Inc.	256,445	11,001
* WebEx Communications, Inc.	188,408	10,713
FactSet Research Systems Inc.	161,614	10,157
* FLIR Systems, Inc.	280,818	10,017
MoneyGram International, Inc.	360,142	9,998
Global Payments Inc.	293,075	9,982
* Sybase, Inc.	393,752	9,954
* THQ Inc.	280,988	9,607
Fair Isaac, Inc.	247,462	9,572
* Digital River, Inc.	173,095	9,563
* MICROS Systems, Inc.	173,850	9,386
* Anixter International Inc.	142,226	9,378
* aQuantive, Inc.	335,363	9,360
* Parametric Technology Corp.	488,412	9,324
* SAVVIS, Inc.	194,504	9,313
* Equinix, Inc.	108,544	9,295
* Atmel Corp.	1,836,531	9,238
*^Nuance Communications, Inc.	598,478	9,163
* FormFactor Inc.	203,829	9,121
* Fairchild Semiconductor International, Inc.	529,049	8,846
* Sonus Networks, Inc.	1,082,340	8,734
* Foundry Networks, Inc.	624,521	8,475
* ANSYS, Inc.	165,957	8,426
* Tech Data Corp.	233,481	8,361
* Tessera Technologies, Inc.	203,068	8,070
* Palm, Inc.	444,838	8,065
* Rambus Inc.	378,871	8,051
Jack Henry&Associates Inc.	333,721	8,026
* TIBCO Software Inc.	903,117	7,695
* VeriFone Holdings, Inc.	205,237	7,538
* Kronos, Inc.	136,517	7,304
* Andrew Corp.	683,160	7,235
* Itron, Inc.	110,255	7,171
* Silicon Laboratories Inc.	234,814	7,026
* Interdigital Communications Corp.	221,610	7,018
* Emulex Corp.	372,717	6,817
* Microsemi Corp.	323,040	6,722
* Perot Systems Corp.	375,410	6,709
* 3Com Corp.	1,702,495	6,657
* Cymer, Inc.	159,632	6,633
* BearingPoint, Inc.	864,217	6,620
ADTRAN Inc.	269,719	6,568
* Arris Group Inc.	462,800	6,516
National Instruments Corp.	244,336	6,409
* Benchmark Electronics, Inc.	308,825	6,380
Acxiom Corp.	295,358	6,318
*^Take-Two Interactive Software, Inc.	312,464	6,293
*^SiRF Technology Holdings, Inc.	225,154	6,250
* MPS Group, Inc.	439,687	6,222
*^Avid Technology, Inc.	177,699	6,198
* Entegris Inc.	579,097	6,196
* CACI International, Inc.	131,732	6,173
Imation Corp.	150,075	6,060
* Mentor Graphics Corp.	363,725	5,943
* BISYS Group, Inc.	518,132	5,938
* Amkor Technology, Inc.	473,887	5,914
* j2 Global Communications, Inc.	212,878	5,901
* Avocent Corp.	218,094	5,882
* Gartner, Inc. Class A	239,376	5,733
* Electronics for Imaging, Inc.	243,867	5,719
* CNET Networks, Inc.	646,040	5,627
* Atheros Communications, Inc.	235,092	5,626
* Macrovision Corp.	223,253	5,592
* Brooks Automation, Inc.	324,126	5,559
* Progress Software Corp.	176,194	5,497
*^Cree, Inc.	330,501	5,440
* Hewitt Associates, Inc.	185,691	5,428
* eFunds Corp.	202,105	5,388
* Dolby Laboratories Inc.	154,223	5,322
* Wright Express Corp.	173,314	5,257
* MicroStrategy Inc.	41,345	5,226
* Transaction Systems Architects, Inc.	161,035	5,216
* ON Semiconductor Corp.	580,279	5,176
*^RF Micro Devices, Inc.	827,128	5,153
* CSG Systems International, Inc.	205,117	5,132
* Paxar Corp.	177,781	5,102
* Informatica Corp.	371,432	4,988
* Trident Microsystems, Inc.	245,264	4,920
* Aspen Technologies, Inc.	376,694	4,897
Plantronics, Inc.	205,004	4,842
*^Intermec, Inc.	213,604	4,772
* Quest Software, Inc.	292,431	4,758
Blackbaud, Inc.	189,816	4,635
* Applied Micro Circuits Corp.	1,267,900	4,628
* ATMI, Inc.	150,708	4,607
Technitrol, Inc.	174,747	4,577
* Dycom Industries, Inc.	174,426	4,546
* Websense, Inc.	197,397	4,538
Talx Corp.	134,768	4,465
* CMGI Inc.	2,093,490	4,438
* Tekelec	296,165	4,416
*^Komag, Inc.	133,436	4,367
* Euronet Worldwide, Inc.	161,437	4,336
* SRA International, Inc.	176,513	4,300
* Global Imaging Systems, Inc.	219,109	4,273
* Coherent, Inc.	134,065	4,255
* Semtech Corp.	313,006	4,219
* NETGEAR, Inc.	146,838	4,189
* Aeroflex, Inc.	315,862	4,154
Cognex Corp.	191,127	4,142
* MKS Instruments, Inc.	158,781	4,052
* Skyworks Solutions, Inc.	699,078	4,020
* FEI Co.	111,335	4,015
United Online, Inc.	284,081	3,986
* Checkpoint Systems, Inc.	168,400	3,984
* EarthLink, Inc.	540,062	3,969
* Witness Systems, Inc.	146,141	3,939
* Rofin-Sinar Technologies Inc.	66,128	3,913
* Littelfuse, Inc.	96,178	3,905
* Comtech Telecommunications Corp.	99,162	3,841
*^UTStarcom, Inc.	457,109	3,789
Daktronics, Inc.	136,433	3,744
* Insight Enterprises, Inc.	207,694	3,734
* RealNetworks, Inc.	462,362	3,630
* Zoran Corp.	210,612	3,585
* Blackboard Inc.	105,441	3,546
* Finisar Corp.	1,004,274	3,515
* ViaSat, Inc.	105,376	3,474
* InfoSpace, Inc.	134,750	3,459
* Epicor Software Corp.	248,430	3,456
*^Conexant Systems, Inc.	2,091,241	3,451
* Cabot Microelectronics Corp.	102,708	3,442
* Altiris, Inc.	103,917	3,420
* Plexus Corp.	198,890	3,411
* Rogers Corp.	75,528	3,350
* SafeNet, Inc.	117,951	3,338
* Axcelis Technologies, Inc.	435,903	3,330
* Openwave Systems Inc.	405,997	3,309
AVX Corp.	214,266	3,257
* Internap Network Services Corp.	206,252	3,248
* Wind River Systems Inc.	324,991	3,230
* Manhattan Associates, Inc.	117,131	3,213
MAXIMUS, Inc.	92,874	3,202
* Advanced Energy Industries, Inc.	151,921	3,196
MTS Systems Corp.	82,281	3,196
Agilysys, Inc.	142,201	3,195
* Powerwave Technologies, Inc.	559,195	3,182
* Interwoven Inc.	186,778	3,157
* DealerTrack Holdings Inc.	102,640	3,153
* Harmonic, Inc.	319,699	3,139
* Ariba, Inc.	329,643	3,099
* SPSS, Inc.	85,497	3,086
* C-COR Inc.	222,335	3,082
*^L-1 Identity Solutions Inc.	185,256	3,059
*^OmniVision Technologies, Inc.	235,200	3,048
* Micrel, Inc.	276,412	3,046
* Silicon Image, Inc.	371,754	3,034
* Advent Software, Inc.	85,771	2,991
* Diodes Inc.	85,782	2,990
* TriQuint Semiconductor, Inc.	594,594	2,973
* Vignette Corp.	160,081	2,973
* ScanSource, Inc.	110,269	2,960
* Sycamore Networks, Inc.	790,168	2,955
Quality Systems, Inc.	72,732	2,909
*^ANADIGICS, Inc.	245,137	2,898
* Newport Corp.	176,168	2,884
* Lattice Semiconductor Corp.	490,472	2,869
* Cirrus Logic, Inc.	374,304	2,867
* KEMET Corp.	373,203	2,855
* Quantum Corp.	1,041,414	2,812
* Photronics Inc.	179,987	2,799
* Synaptics Inc.	109,209	2,794
* Kulicke&Soffa Industries, Inc.	301,044	2,785
*^SunPower Corp. Class A	60,150	2,737
Black Box Corp.	73,943	2,702
* Keane, Inc.	198,671	2,698
* The Ultimate Software Group, Inc.	101,993	2,671
* ManTech International Corp.	79,900	2,669
* Brightpoint, Inc.	232,782	2,663
* Ixia	285,509	2,655
* Intevac, Inc.	99,005	2,611
* Standard Microsystem Corp.	85,291	2,605
* Hutchinson Technology, Inc.	109,779	2,563
*^Sigma Designs, Inc.	97,017	2,548
* Sykes Enterprises, Inc.	139,050	2,536
* Electro Scientific Industries, Inc.	131,680	2,534
* Opsware, Inc.	349,283	2,532
* Concur Technologies, Inc.	144,617	2,525
* DSP Group Inc.	128,841	2,448
* Spansion Inc. Class A	200,204	2,440
Park Electrochemical Corp.	88,613	2,403
* Lawson Software, Inc.	293,311	2,373
* The Knot, Inc.	109,597	2,360
* Veeco Instruments, Inc.	120,698	2,354
* SonicWALL, Inc.	278,048	2,324
*^MRV Communications Inc.	646,384	2,295
Gevity HR, Inc.	114,187	2,254
* Forrester Research, Inc.	78,970	2,240
* VASCO Data Security International, Inc.	120,777	2,158
*^Netlogic Microsystems Inc.	80,839	2,152
* Tyler Technologies, Inc.	166,588	2,116
CTS Corp.	152,958	2,114
* Gateway, Inc.	960,965	2,105
* Perficient, Inc.	105,716	2,091
* Silicon Storage Technology, Inc.	419,782	2,070
* Ansoft Corp.	65,366	2,068
* DTS Inc.	85,146	2,063
* Sapient Corp.	298,109	2,045
^ Marchex, Inc.	131,809	2,019
* Lightbridge, Inc.	114,703	2,015
* Stratasys, Inc.	47,154	2,014
*^Rackable Systems Inc.	118,470	2,010
* Packeteer, Inc.	159,276	1,978
* Internet Capital Group Inc.	182,957	1,958
* Exar Corp.	147,108	1,948
*^Cogent Inc.	144,501	1,944
* Loral Space and Communications Ltd.	37,707	1,919
* Rudolph Technologies, Inc.	107,440	1,874
* Novatel Wireless, Inc.	116,224	1,864
* JDA Software Group, Inc.	122,240	1,837
*^Echelon Corp.	174,036	1,834
Inter-Tel, Inc.	77,384	1,829
* Adaptec, Inc.	472,197	1,827
* NetRatings, Inc.	87,011	1,810
* Color Kinetics Inc.	92,887	1,805
* Mastec Inc.	163,613	1,801
* Ciber, Inc.	228,714	1,800
* AMIS Holdings Inc.	163,301	1,788
* Blue Coat Systems, Inc.	48,464	1,780
* Hittite Microwave Corp.	44,188	1,775
* Magma Design Automation, Inc.	148,108	1,771
*^Avanex Corp.	989,125	1,771
Methode Electronics, Inc. Class A	119,411	1,764
* TNS Inc.	109,538	1,762
* Actel Corp.	104,565	1,727
* Secure Computing Corp.	222,754	1,715
* Asyst Technologies, Inc.	243,260	1,710
* Covansys Corp.	69,195	1,708
* Anaren, Inc.	96,531	1,700
* Mattson Technology, Inc.	186,803	1,700
*^Terremark Worldwide, Inc.	210,889	1,700
* FARO Technologies, Inc.	58,296	1,683
*^i2 Technologies, Inc.	69,787	1,675
Cohu, Inc.	88,457	1,663
* Global Cash Access, Inc.	99,312	1,658
* Harris Stratex Networks, Inc. Class A	85,929	1,649
* MSC.Software Corp.	119,920	1,649
* FalconStor Software, Inc.	156,747	1,633
* Extreme Networks, Inc.	383,819	1,624
*^ParkerVision, Inc.	122,665	1,620
* Sonic Solutions, Inc.	114,820	1,619
* Radiant Systems, Inc.	123,516	1,609
* Actuate Software Corp.	302,183	1,577
* MIPS Technologies, Inc.	176,513	1,576
X-Rite Inc.	121,188	1,569
* RightNow Technologies Inc.	92,765	1,519
* Supertex, Inc.	45,300	1,504
* Ultra Clean Holdings, Inc.	86,853	1,503
*^Infocrossing, Inc.	100,001	1,487
* Credence Systems Corp.	443,904	1,469
* Agile Software Corp.	208,084	1,446
* LTX Corp.	235,110	1,439
* webMethods, Inc.	196,918	1,416
* iBasis, Inc.	128,714	1,415
* Excel Technology, Inc.	51,391	1,405
*^TranSwitch Corp.	878,857	1,397
* LoJack Corp.	73,513	1,395
* Genesis Microchip Inc.	149,893	1,393
* Smith Micro Software, Inc.	74,525	1,388
*^Universal Display Corp.	91,355	1,379
* Borland Software Corp.	258,955	1,365
* Semitool, Inc.	104,539	1,359
^ Imergent, Inc.	69,800	1,358
* EPIQ Systems, Inc.	66,642	1,358
* Cray, Inc.	97,621	1,346
* OSI Systems Inc.	50,685	1,340
TheStreet.com, Inc.	108,887	1,334
* Mercury Computer Systems, Inc.	95,928	1,331
infoUSA Inc.	137,544	1,323
* Keynote Systems Inc.	98,212	1,318
* Nextwave Wireless Inc.	131,700	1,317
* Chordiant Software, Inc.	126,909	1,314
* MapInfo Corp.	64,927	1,307
* CyberSource Corp.	102,407	1,281
* RadiSys Corp.	78,160	1,277
* LivePerson, Inc.	159,959	1,260
* Applix, Inc.	93,567	1,255
* IXYS Corp.	122,509	1,253
*^Monolithic Power Systems	96,911	1,250
* Gerber Scientific, Inc.	117,711	1,249
* TTM Technologies, Inc.	130,864	1,248
Bel Fuse, Inc. Class B	32,200	1,246
* Art Technology Group, Inc.	535,530	1,242
* iGATE Corp.	150,745	1,242
* eSPEED, Inc. Class A	130,730	1,242
*^Bankrate, Inc.	35,093	1,237
* Sirenza Microdevices, Inc.	141,428	1,219
* Greenfield Online, Inc.	75,415	1,199
* WebSideStory, Inc.	92,519	1,198
* Ultratech, Inc.	87,391	1,189
* Network Equipment Technologies, Inc.	122,317	1,186
* Safeguard Scientifics, Inc.	399,578	1,183
* Symmetricom Inc.	141,878	1,178
Integral Systems, Inc.	48,692	1,177
*^On2 Technologies, Inc.	730,535	1,176
* Digi International, Inc.	92,108	1,170
* Ditech Networks Inc.	141,711	1,151
* Aware, Inc.	184,000	1,141
* EMS Technologies, Inc.	59,197	1,141
* SI International Inc.	39,313	1,129
* Rimage Corp.	43,154	1,118
* Zhone Technologies	897,893	1,113
*^Research Frontiers, Inc.	115,702	1,111
* 24/7 Real Media, Inc.	136,677	1,098
* VA Software Corp.	271,731	1,095
*^Presstek, Inc.	180,233	1,090
*^Mindspeed Technologies, Inc.	500,815	1,087
* Entrust, Inc.	268,485	1,082
* Lionbridge Technologies, Inc.	211,595	1,077
* Photon Dynamics, Inc.	85,231	1,075
* AXT, Inc.	222,551	1,066
* S1 Corp.	177,206	1,063
* SupportSoft, Inc.	186,763	1,053
* SRS Labs, Inc.	75,419	1,051
Keithley Instruments Inc.	68,559	1,048
* Spectrum Control, Inc.	84,945	1,045
* Nu Horizons Electronics Corp.	99,070	1,043
*^iPass Inc.	206,263	1,038
* InterVoice, Inc.	155,846	1,035
Pegasystems Inc.	111,800	1,034
* Saba Software, Inc.	157,901	1,033
* eCollege.com Inc.	56,370	1,012
* Kopin Corp.	295,901	1,000
* Travelzoo, Inc.	26,977	992
^ Heartland Payment Systems, Inc.	41,900	991
* Hypercom Corp.	165,911	989
*^EMCORE Corp.	197,416	987
* Pericom Semiconductor Corp.	100,825	986
*^Multi-Fineline Electronix, Inc.	64,065	983
* SeaChange International, Inc.	120,136	978
*^PC Connection, Inc.	66,806	955
* OPNET Technologies, Inc.	70,596	954
* SYNNEX Corp.	44,327	942
* I-many, Inc.	471,632	939
* Immersion Corp.	102,846	928
*^MoSys, Inc.	110,073	925
* Sumtotal Systems Inc.	114,466	913
* PDF Solutions, Inc.	79,887	902
* Microtune, Inc.	218,437	900
* Globecomm Systems, Inc.	83,820	897
*^Telkonet, Inc.	330,814	890
* Optium Corp.	45,280	879
*^Convera Corp.	279,162	877
*^Volterra Semiconductor Corp.	66,835	873
* NetScout Systems, Inc.	96,090	870
* Concurrent Computer Corp.	552,091	867
* Measurement Specialties, Inc.	38,141	860
* Oplink Communications, Inc.	47,519	854
*^Lasercard Corp.	72,361	853
NIC Inc.	157,965	847
* Zones, Inc.	81,087	831
* Online Resources Corp.	72,077	827
* Rainmaker Systems, Inc.	97,350	818
* Cherokee International Corp.	144,893	817
* ZiLOG, Inc.	180,550	807
*^Intelli-Check Inc.	109,798	805
* Neoware Systems, Inc.	79,327	799
*^NVE Corp.	29,191	796
* Tollgrade Communications, Inc.	63,135	793
*^Lumera Corp.	157,079	787
* Iomega Corp.	208,787	783
* Zygo Corp.	48,771	781
* Bitstream Inc.	96,754	781
* Tumbleweed Communications Corp.	254,504	779
* Carreker Corp.	96,395	773
American Software, Inc. Class A	95,757	771
* White Electronic Designs Corp.	115,241	768
* DDi Corp.	112,175	767
QAD Inc.	83,858	763
MOCON, Inc.	59,314	763
* Pervasive Software Inc.	186,283	762
* COMARCO, Inc.	83,472	760
* PC-Tel, Inc.	73,528	748
^ Renaissance Learning, Inc.	56,677	746
* OYO Geospace Corp.	10,429	740
* Glenayre Technologies, Inc.	338,399	734
* Advanced Analogic Technologies, Inc.	111,358	733
* Netsmart Technologies, Inc.	44,433	730
* Moldflow Corp.	48,337	727
* Captaris Inc.	125,348	726
* Ciprico Inc.	91,560	725
*^Zix Corp.	396,789	718
* BSQUARE Corp.	162,859	715
*^Riverbed Technology, Inc.	25,800	713
*^Vyyo Inc.	86,795	713
*^Maxwell Technologies, Inc.	56,337	705
*^Bookham, Inc.	310,133	704
Astro-Med, Inc.	63,939	703
* NetManage, Inc.	132,893	698
Startek, Inc.	70,919	694
* Ramtron International Corp.	257,456	690
* Network Engines, Inc.	336,650	680
* OpenTV Corp.	277,135	679
*^Midway Games Inc.	106,805	668
* Bottomline Technologies, Inc.	61,032	665
* TechTeam Global, Inc.	53,103	664
* Autobytel Inc.	187,099	662
* Think Partnership Inc.	272,700	660
*^Telecommunication Systems, Inc.	175,567	653
* PLX Technology, Inc.	66,343	646
* Silicon Graphics Inc.	21,394	645
* Inforte Corp.	185,049	642
*^Telular Corp.	179,983	641
* Airspan Networks Inc.	168,024	639
* CyberOptics Corp.	44,789	625
* SM&A Corp.	87,587	622
* Integrated Silicon Solution, Inc.	110,637	616
* GSE Systems, Inc.	96,707	614
* Hauppage Digital, Inc.	89,829	614
* Dynamics Research Corp.	53,575	611
* Endwave Corp.	50,558	602
* Performance Technologies, Inc.	118,776	595
*^8X8 Inc.	405,996	593
* Avici Systems Inc.	51,864	592
* Datalink Corp.	75,268	589
* Carrier Access Corp.	115,327	589
* Corillian Corp.	117,254	585
* Westell Technologies, Inc.	269,126	584
* KVH Industries, Inc.	62,553	583
*^Applied Digital Solutions, Inc.	370,711	582
* Napster, Inc.	138,505	573
Communications Systems, Inc.	54,604	567
* Aetrium, Inc.	150,904	561
*^American Technology Corp.	140,762	560
* Therma-Wave Inc.	355,393	551
*^Mechanical Technology Inc.	354,388	549
* Calamp Corp.	63,330	547
* FSI International, Inc.	121,909	545
* LookSmart, Ltd.	142,222	545
* Virage Logic Corp.	74,632	543
* Embarcadero Technologies, Inc.	78,423	542
* STEC Inc.	76,078	536
*^Wave Systems Corp. Class A	195,166	527
* Pixelworks, Inc.	317,576	524
* WJ Communications, Inc.	302,223	523
* Liquidity Services, Inc.	30,849	523
* QuickLogic Corp.	185,360	521
* Electroglas, Inc.	244,851	519
* Catapult Communications Corp.	53,291	519
* Mobius Management Systems, Inc.	69,416	512
* Commvault Systems, Inc.	31,500	510
* ePlus Inc.	46,908	500
* Jupitermedia Corp.	75,427	499
* Management Network Group Inc.	273,272	497
* Phoenix Technologies Ltd.	79,217	495
* Exlservice Holdings Inc.	23,967	494
*^FOCUS Enhancements, Inc.	383,012	494
* Dot Hill Systems Corp.	133,020	486
*^I.D. Systems, Inc.	40,329	485
* Key Tronic Corp.	117,140	480
* Occam Networks, Inc.	42,481	475
*^Local.com Corp	102,677	474
* Versant Corp.	27,594	468
* RF Monolithics, Inc.	91,359	465
* Radyne Comstream Inc.	50,845	464
* Sonic Foundry, Inc.	114,305	457
*^Transmeta Corp.	797,241	454
* ActivIdentity Corp.	89,132	450
*^DivX, Inc.	22,200	445
* Planar Systems, Inc.	51,152	443
* Computer Task Group, Inc.	98,290	443
* SCM Microsystems, Inc.	103,071	441
* Allied Motion Technologies, Inc.	68,972	441
* CPI International, Inc.	22,586	434
* Acme Packet, Inc.	29,200	432
* Goldleaf Financial Solutions, Inc.	65,563	431
* EasyLink Services Corp.	84,345	428
* Staktek Holdings Inc.	129,651	421
* Innodata Isogen, Inc.	148,115	421
* Digimarc Corp.	41,435	419
* Bell Microproducts Inc.	64,646	414
* Optical Cable Corp.	76,699	408
*^Micronetics Inc.	51,120	405
* En Pointe Technologies, Inc.	116,789	398
* Nanometrics Inc.	57,838	388
* deltathree, Inc.	217,519	387
* Interactive Intelligence Inc.	25,392	387
* LeCroy Corp.	46,338	387
* Quovadx, Inc.	151,659	387
* Hifn, Inc.	63,479	385
*^Verso Technologies, Inc.	404,268	384
* Simulations Plus, Inc.	38,714	383
* Answerthink Consulting Group, Inc.	114,981	376
* CallWave, Inc.	130,229	372
* DataTRAK International Inc.	68,562	372
* California Micro Devices Corp.	79,185	371
* Applied Innovation Inc.	110,094	370
* Centillium Communications, Inc.	189,191	363
*^Napco Security Systems, Inc.	66,980	355
* Catalyst Semiconductor, Inc.	97,217	353
* Miva Inc.	91,717	352
* Web.com, Inc.	79,725	349
* EFJ, Inc.	64,419	344
* Omniture, Inc.	18,755	342
* Peerless Systems Corp.	155,209	341
* Lantronix, Inc.	212,584	340
* Nextest Systems Corp.	24,032	336
*^NeoMagic Corp.	103,169	333
* Merix Corp.	40,537	333
* PAR Technology Corp.	32,900	326
* SigmaTel Inc.	102,973	323
* Neon Communications Group Inc.	68,800	323
* Kintera Inc.	189,536	322
*^LightPath Technologies, Inc. Class A	51,741	316
* InFocus Corp.	110,785	310
* Video Display Corp.	36,589	292
*^Onvia.com, Inc.	41,543	290
* SteelCloud Inc.	229,983	285
* Evans&Sutherland Computer Corp.	87,197	275
* Ikanos Communications, Inc.	34,459	268
*^Access Intergrated Technologies Inc.	47,300	257
*^Viewpoint Corp.	512,044	256
* Selectica, Inc.	131,548	255
* Synplicity, Inc.	36,402	254
* Aptimus, Inc.	74,593	254
* AuthentiDate Holding Corp.	174,816	253
*^Mobility Electronics, Inc.	81,348	253
* PlanetOut, Inc.	73,452	250
*^Tut Systems, Inc.	218,885	250
* NMS Communications Corp.	136,236	245
* WorldGate Communications, Inc.	348,891	244
* Optical Communication Products, Inc.	181,672	243
* Pfsweb Inc.	233,188	240
Mesa Laboratories, Inc.	12,258	232
* PLATO Learning, Inc.	54,990	231
TSR, Inc.	54,086	228
*^RAE Systems, Inc.	76,000	218
* Interlink Electronics Inc.	69,789	218
Bel Fuse, Inc. Class A	5,719	216
*^MTI Technology Corp.	269,906	213
* LogicVision, Inc.	236,153	213
* IPG Photonics Corp.	10,700	205
* Leadis Technology Inc.	50,620	202
* TransAct Technologies Inc.	28,404	198
* Sunrise Telecom Inc.	65,460	194
* Innovex, Inc.	106,590	192
*^TII Network Technologies, Inc.	77,752	188
* ESS Technology, Inc.	146,849	188
* Data I/O Corp.	52,521	187
* Callidus Software Inc.	24,836	186
* Stratos International Inc.	24,447	181
* InsWeb Corp.	55,315	176
* Evolving Systems, Inc.	83,044	164
* Sento Corp.	73,817	159
*^Digital Angel Corp.	77,550	154
* Intraware, Inc.	27,302	152
* Cascade Microtech, Inc.	9,900	141
* Overland Storage, Inc.	32,429	134
*^Ibis Technology Corp.	101,314	134
*^The SCO Group, Inc.	154,724	133
* Isilon Systems Inc.	8,200	133
* Technology Solutions Co.	15,968	125
* ACE*COMM Corp.	140,841	124
* Majesco Entertainment Co.	82,188	123
* Bell Industries, Inc.	24,896	123
* Atari, Inc.	34,477	114
* Firstwave Technologies, Inc.	49,096	113
* Cosine Communications, Inc.	34,812	112
*^SpatiaLight, Inc.	286,288	109
* AXS-One Inc.	169,886	105
Richardson Electronics, Ltd.	11,090	104
* Vocus, Inc.	4,923	99
* Website Pros, Inc.	10,861	98
*^Delphax Technologies, Inc.	81,502	87
* Sourcefire Inc.	4,400	78
* American Access Technologies Inc.	77,800	69
Computer Horizons Corp.	77,176	58
*^Superconductor Technologies Inc.	32,779	56
* MakeMusic! Inc.	8,096	49
* ThinkEngine Networks, Inc.	18,400	48
Frequency Electronics, Inc.	4,000	44
* Suntron Corp.	34,866	37
* Ulticom, Inc.	3,325	27
*^Verticalnet, Inc.	36,457	16
* Orbcomm, Inc	910	12
* Conolog Corp.	2,175	6
*^VCampus Corp.	38,990	6
* ISCO International, Inc.	18,000	6
* Analytical Surveys, Inc.	2,531	1
* Eagle Broadband, Inc.	4,364	1
* Media 100 Inc.	162,889	1
* Radview Software Ltd.	9,000	1
* US Dataworks Inc.	100	-
* Synergy Brands Inc.	25	-

		2,024,043

Materials (5.1%)
Lyondell Chemical Co.	918,031	27,513
Martin Marietta Materials, Inc.	193,465	26,156
* Domtar Corp.	2,210,424	20,579
* The Mosaic Co.	647,843	17,271
* Crown Holdings, Inc.	699,895	17,119
* Owens-Illinois, Inc.	661,436	17,045
Steel Dynamics, Inc.	382,408	16,520
Sonoco Products Co.	426,843	16,041
Commercial Metals Co.	506,967	15,893
Lubrizol Corp.	295,970	15,251
Florida Rock Industries, Inc.	211,547	14,235
Airgas, Inc.	336,100	14,167
Albemarle Corp.	338,272	13,984
Reliance Steel&Aluminum Co.	276,104	13,363
Carpenter Technology Corp.	109,664	13,243
* Titanium Metals Corp.	366,792	13,160
Cabot Corp.	275,583	13,154
FMC Corp.	164,226	12,388
* Smurfit-Stone Container Corp.	1,092,282	12,299
Valspar Corp.	437,640	12,180
RPM International, Inc.	512,289	11,834
Chaparral Steel Co.	198,809	11,565
Cleveland-Cliffs Inc.	176,593	11,304
Chemtura Corp.	1,032,845	11,289
* AK Steel Holding Corp.	475,497	11,122
Cytec Industries, Inc.	180,074	10,127
Celanese Corp. Series A	326,396	10,066
AptarGroup Inc.	148,428	9,934
Nalco Holding Co.	386,770	9,244
Louisiana-Pacific Corp.	447,130	8,969
* RTI International Metals, Inc.	98,382	8,954
Packaging Corp. of America	350,379	8,549
Scotts Miracle-Gro Co.	186,949	8,231
Texas Industries, Inc.	102,913	7,773
CF Industries Holdings, Inc.	196,345	7,569
Greif Inc. Class A	66,887	7,432
Huntsman Corp.	388,580	7,418
* Terra Industries, Inc.	406,764	7,118
H.B. Fuller Co.	259,193	7,068
Quanex Corp.	158,653	6,719
* W.R. Grace&Co.	248,972	6,578
^ Worthington Industries, Inc.	311,727	6,415
Bowater Inc.	240,828	5,737
* OM Group, Inc.	127,344	5,690
Olin Corp.	314,558	5,329
Silgan Holdings, Inc.	102,900	5,259
Metal Management, Inc.	112,597	5,202
Sensient Technologies Corp.	200,379	5,166
Minerals Technologies, Inc.	82,181	5,108
* Coeur d'Alene Mines Corp.	1,194,910	4,911
Eagle Materials, Inc.	110,011	4,910
Rock-Tenn Co.	147,134	4,885
* Hecla Mining Co.	513,328	4,651
* Century Aluminum Co.	98,888	4,636
Compass Minerals International, Inc.	137,732	4,600
Ryerson Tull, Inc.	113,950	4,515
* Brush Engineered Materials Inc.	86,210	4,179
Spartech Corp.	137,626	4,038
Ferro Corp.	184,400	3,985
* Headwaters Inc.	181,727	3,971
Schnitzer Steel Industries, Inc. Class A	97,743	3,926
MacDermid, Inc.	107,450	3,747
* Kaiser Aluminum Corp.	43,790	3,416
Arch Chemicals, Inc.	103,710	3,238
Wausau Paper Corp.	221,138	3,176
A. Schulman Inc.	128,956	3,038
NewMarket Corp.	74,174	3,017
Gibraltar Industries Inc.	127,590	2,886
Glatfelter	191,827	2,860
AMCOL International Corp.	94,873	2,813
Myers Industries, Inc.	139,090	2,598
Royal Gold, Inc.	84,022	2,529
Deltic Timber Corp.	52,334	2,510
* Stillwater Mining Co.	194,198	2,464
* Symyx Technologies, Inc.	138,564	2,455
* PolyOne Corp.	400,328	2,442
Tronox Inc. Class B	171,686	2,400
Georgia Gulf Corp.	145,793	2,363
Neenah Paper Inc.	58,858	2,339
* Rockwood Holdings, Inc.	84,458	2,338
*^Zoltek Cos., Inc.	64,801	2,263
Westlake Chemical Corp.	77,470	2,103
A.M. Castle&Co.	71,087	2,087
* Graphic Packaging Corp.	417,149	1,977
* Buckeye Technology, Inc.	143,893	1,868
* Universal Stainless&Alloy Products, Inc.	39,207	1,861
* Pioneer Cos., Inc.	61,533	1,701
Schweitzer-Mauduit International, Inc.	66,793	1,660
* Omnova Solutions Inc.	264,693	1,445
Steel Technologies, Inc.	47,970	1,419
*^Calgon Carbon Corp.	166,316	1,382
Olympic Steel, Inc.	41,687	1,292
* AEP Industries, Inc.	30,033	1,291
* Northwest Pipe Co.	30,805	1,227
* Wheeling-Pittsburgh Corp.	50,829	1,204
* U.S. Concrete, Inc.	149,926	1,172
Chesapeake Corp. of Virginia	69,530	1,050
^ American Vanguard Corp.	56,092	959
Penford Corp.	46,827	943
* Landec Corp.	65,896	934
Koppers Holdings, Inc.	36,120	927
^ NL Industries, Inc.	83,804	913
Bairnco Corp.	64,348	865
Balchem Corp.	47,518	840
NN, Inc.	64,826	810
*^Nonophase Technologies Corp.	129,549	760
* Material Sciences Corp.	75,940	758
*^U.S. Energy Corp.	137,480	731
* Caraustar Industries, Inc.	114,169	717
* ADA-ES Inc	49,095	675
* Lesco, Inc.	44,246	640
Quaker Chemical Corp.	26,022	620
* Mod-Pac Corp.	49,498	542
* ICO, Inc.	79,980	491
*^Pope&Talbot, Inc.	72,479	489
*^Flotek Industries, Inc.	17,100	487
Stepan Co.	18,307	481
Nevada Chemicals, Inc.	43,557	457
Wellman, Inc.	125,891	453
* TOR Minerals International, Inc.	159,894	429
* Rock of Ages Corp.	77,742	382
CPAC, Inc.	44,836	381
Great Northern Iron Ore	3,100	362
Hawkins, Inc.	21,355	316
* Claymont Steel Holdings	13,138	262
* LSB Industries, Inc.	14,140	220
* United States Lime&Mineral	3,400	105
Synalloy Corp.	3,550	99
*^Canyon Resources Corp.	136,500	90
* Eden Bioscience Corp.	90,059	83
* Idaho General Mines, Inc.	14,300	62
Innophos Holdings Inc.	3,250	56
* U.S. Gold Corp.	3,100	13

		705,520

Telecommunication Services (2.4%)
* American Tower Corp. Class A	1,801,842	70,182
* NII Holdings Inc.	694,400	51,511
*^Level 3 Communications, Inc.	6,506,912	39,692
* Crown Castle International Corp.	1,029,644	33,082
Telephone&Data Systems, Inc.	298,745	17,811
* SBA Communications Corp.	453,090	13,389
* Leap Wireless International, Inc.	130,944	8,640
Telephone&Data Systems, Inc. - Special Common Shares	147,351	8,237
* Time Warner Telecom Inc.	393,386	8,171
* NeuStar, Inc. Class A	277,210	7,884
* Dobson Communications Corp.	652,725	5,607
* U.S. Cellular Corp.	71,500	5,252
* Cincinnati Bell Inc.	1,061,172	4,988
* Premiere Global Services, Inc.	301,784	3,386
* General Communication, Inc.	208,876	2,924
* iPCS, Inc.	57,254	2,805
IDT Corp. Class B	232,299	2,637
Iowa Telecommunications Services Inc.	130,385	2,608
Alaska Communications Systems Holdings, Inc.	176,261	2,600
FairPoint Communications, Inc.	134,110	2,576
USA Mobility, Inc.	119,249	2,377
*^PAETEC Holding Corp	221,400	2,320
* Cogent Communications Group, Inc.	92,131	2,177
Consolidated Communications Holdings, Inc.	85,011	1,691
*^Covad Communications Group, Inc.	1,280,532	1,626
CT Communications, Inc.	64,580	1,556
Shenandoah Telecommunications Co.	33,024	1,555
* Centennial Communications Corp. Class A	187,713	1,545
* Syniverse Holdings Inc.	135,412	1,427
* Echelon Telecom, Inc.	48,475	1,401
North Pittsburgh Systems, Inc.	63,712	1,387
Surewest Communications	55,615	1,383
*^Fibertower Corp.	230,207	1,195
*^InPhonic, Inc.	93,751	1,022
* NTELOS Holdings Corp.	51,591	992
* Cbeyond Inc.	28,498	836
Atlantic Tele-Network, Inc.	31,804	831
* Rural Cellular Corp. Class A	61,482	735
* FiberNet Telecom Group, Inc.	88,066	725
* LCC International, Inc. Class A	142,299	599
* Arbinet Holdings, Inc.	72,060	455
Hickory Tech Corp.	64,650	448
D&E Communications, Inc.	33,192	442
* Boston Communications Group, Inc.	240,044	432
* BigBand Networks Inc.	21,700	391
Warwick Valley Telephone Co.	19,355	315
* XETA Technologies Inc.	93,959	289
* Wireless Facilities, Inc.	188,500	245
*^Vonage Holdings Corp.	59,500	205
* Metro One Telecommunications, Inc.	67,356	145
* Aruba Networks, Inc.	7,800	114
IDT Corp.	7,368	83
*^Multiband Corp.	145,215	71
*^Primus Telecommunications Group, Inc.	108,398	57
* Fusion Telecommunications International, Inc.	36,100	27
* GoAmerica, Inc.	2,302	14
* Pac-West Telecom, Inc.	143,083	12
*^URON Inc.	7,260	2
* Trinsic Inc.	4,606	-

		325,109

Utilities (4.9%)
* Mirant Corp.	1,096,732	44,374
* Reliant Energy, Inc.	1,452,364	29,512
* NRG Energy, Inc.	393,178	28,325
Equitable Resources, Inc.	520,899	25,170
Wisconsin Energy Corp.	501,122	24,314
Pepco Holdings, Inc.	824,315	23,922
MDU Resources Group, Inc.	777,287	22,339
Alliant Energy Corp.	498,056	22,323
Northeast Utilities	660,407	21,642
SCANA Corp.	499,776	21,575
ONEOK, Inc.	474,740	21,363
* Sierra Pacific Resources	948,123	16,478
Energy East Corp.	673,285	16,401
NSTAR	457,572	16,070
Energen Corp.	309,502	15,751
National Fuel Gas Co.	354,368	15,330
OGE Energy Corp.	391,122	15,176
DPL Inc.	484,927	15,076
AGL Resources Inc.	333,346	14,241
Southern Union Co.	461,802	14,034
Puget Energy, Inc.	499,962	12,839
^ Aqua America, Inc.	567,092	12,731
UGI Corp. Holding Co.	454,233	12,133
Great Plains Energy, Inc.	367,489	11,925
Atmos Energy Corp.	379,340	11,866
PNM Resources Inc.	325,002	10,498
Westar Energy, Inc.	374,709	10,312
Vectren Corp.	326,730	9,344
Hawaiian Electric Industries Inc.	349,139	9,074
Piedmont Natural Gas, Inc.	322,289	8,502
Duquesne Light Holdings, Inc.	375,934	7,440
Southwest Gas Corp.	179,675	6,984
WGL Holdings Inc.	210,341	6,727
* Aquila, Inc.	1,606,822	6,717
Cleco Corp.	246,961	6,379
IDACORP, Inc.	186,650	6,316
ALLETE, Inc.	130,329	6,076
New Jersey Resources Corp.	119,172	5,965
UniSource Energy Corp.	151,136	5,675
Avista Corp.	225,518	5,464
NorthWestern Corp.	152,908	5,418
Northwest Natural Gas Co.	117,842	5,382
* El Paso Electric Co.	200,076	5,272
Black Hills Corp.	143,025	5,259
South Jersey Industries, Inc.	125,598	4,779
Otter Tail Corp.	126,812	4,342
UIL Holdings Corp.	107,205	3,720
ITC Holdings Corp.	81,850	3,543
California Water Service Group	88,627	3,396
Portland General Electric Co.	115,498	3,373
Empire District Electric Co.	129,922	3,222
MGE Energy, Inc.	90,213	3,199
The Laclede Group, Inc.	94,477	2,936
CH Energy Group, Inc.	57,724	2,811
American States Water Co.	73,910	2,725
SJW Corp.	57,518	2,328
Ormat Technologies Inc.	50,270	2,109
Southwest Water Co.	109,366	1,577
EnergySouth, Inc.	36,922	1,548
* Cadiz Inc.	57,417	1,461
Cascade Natural Gas Corp.	50,822	1,339
Connecticut Water Services, Inc.	50,002	1,203
* SEMCO Energy, Inc.	139,599	1,064
Central Vermont Public Service Corp.	36,610	1,055
Chesapeake Utilities Corp.	26,182	810
Green Mountain Power Corp.	23,127	806
Middlesex Water Co.	41,065	755
Unitil Corp.	23,826	647
* Maine&Maritimes Corp.	27,125	515
The York Water Co.	17,820	301
Artesian Resources Corp. Class A	12,697	262
* PureCycle Corp.	14,266	114
BIW Ltd.	2,300	41

		673,695

Total Common Stocks
(Cost $10,622,966)		13,713,128

Temporary Cash Investments (4.9%)

Money Market Fund (4.8%)
[1] Vanguard Market Liquidity Fund, 5.288%	662,760,571	662,761

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
[2] Federal Home Loan Bank
[3] 5.207%, 4/4/07	6,000	5,998

Total Temporary Cash Investments
(Cost $668,758)		668,759

Total Investments (104.5%)
(Cost $11,291,724)		14,381,887

Other Assets and Liabilities—Net (-4.5%)		(617,592)

Net Assets (100%)		13,764,295

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $5,998,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment     Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At     March 31, 2007, the cost of investment securities for tax purposes was $11,291,724,000. Net unrealized appreciation of investment securities for tax purposes was $3,090,163,000, consisting of unrealized gains of $4,106,285,000 on securities that had risen in value since their purchase and $1,016,122,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	68	27,472	417
S&P MidCap 400 Index	42	17,972	254
E-mini Russell 2000 Index	50	4,040	39

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Total Stock Market Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.4%)

Consumer Discretionary (11.5%)
Time Warner, Inc.	22,439,428	442,506
Home Depot, Inc.	11,659,008	428,352
* Comcast Corp. Class A	15,807,084	410,194
The Walt Disney Co.	11,099,561	382,158
McDonald's Corp.	6,985,961	314,718
News Corp., Class A	13,423,325	310,347
Target Corp.	4,608,488	273,099
Lowe's Cos., Inc.	8,200,129	258,222
Federated Department Stores, Inc.	3,070,748	138,337
* Starbucks Corp.	4,271,833	133,965
* Viacom Inc. Class B	3,242,799	133,311
* Kohl's Corp.	1,662,743	127,383
The McGraw-Hill Cos., Inc.	2,001,186	125,835
Carnival Corp.	2,461,649	115,353
CBS Corp.	3,673,662	112,377
Best Buy Co., Inc.	2,306,476	112,372
NIKE, Inc. Class B	1,002,689	106,546
Staples, Inc.	4,082,735	105,498
Johnson Controls, Inc.	1,104,934	104,549
* Coach, Inc.	2,076,037	103,906
J.C. Penney Co., Inc. (Holding Co.)	1,207,582	99,215
Omnicom Group Inc.	965,562	98,854
Marriott International, Inc. Class A	1,898,690	92,960
Clear Channel Communications, Inc.	2,650,600	92,877
* Liberty Media Corp.-Interactive Series A	3,788,844	90,250
* DIRECTV Group, Inc.	3,801,839	87,708
Yum! Brands, Inc.	1,499,282	86,599
* Sears Holdings Corp.	478,211	86,154
Harley-Davidson, Inc.	1,464,201	86,022
Harrah's Entertainment, Inc.	998,524	84,325
* Liberty Media Corp.-Capital Series A	759,494	83,992
Ford Motor Co.	10,272,601	81,051
General Motors Corp.	2,556,783	78,340
Starwood Hotels&Resorts Worldwide, Inc.	1,197,827	77,679
International Game Technology	1,917,524	77,430
Hilton Hotels Corp.	2,075,026	74,618
Gannett Co., Inc.	1,323,901	74,522
* Amazon.com, Inc.	1,745,434	69,451
TJX Cos., Inc.	2,541,067	68,507
Fortune Brands, Inc.	855,208	67,407
* Bed Bath&Beyond, Inc.	1,597,963	64,190
Nordstrom, Inc.	1,161,275	61,478
Mattel, Inc.	2,154,939	59,412
The Gap, Inc.	3,254,243	56,006
* Office Depot, Inc.	1,572,939	55,273
Limited Brands, Inc.	2,008,844	52,350
* Las Vegas Sands Corp.	601,219	52,072
* EchoStar Communications Corp. Class A	1,166,928	50,680
* MGM Mirage, Inc.	714,752	49,690
Newell Rubbermaid, Inc.	1,566,975	48,717
Genuine Parts Co.	962,758	47,175
* IAC/InterActiveCorp	1,136,843	42,870
Sherwin-Williams Co.	648,100	42,801
VF Corp.	505,398	41,756
Virgin Media Inc.	1,566,765	39,561
* AutoZone Inc.	306,732	39,305
* Wyndham Worldwide Corp.	1,119,902	38,245
Abercrombie&Fitch Co.	498,558	37,731
Whirlpool Corp.	442,922	37,609
Cablevision Systems NY Group Class A	1,226,119	37,311
Eastman Kodak Co.	1,623,766	36,632
* Apollo Group, Inc. Class A	828,435	36,368
H&R Block, Inc.	1,728,008	36,357
^ Garmin Ltd.	671,120	36,341
* Liberty Global, Inc. Class A	1,083,103	35,667
Tiffany&Co.	780,863	35,514
Dollar General Corp.	1,677,396	35,477
D. R. Horton, Inc.	1,593,444	35,056
American Eagle Outfitters, Inc.	1,139,495	34,173
Harman International Industries, Inc.	351,727	33,794
Tim Hortons, Inc.	1,089,293	33,136
Darden Restaurants Inc.	788,805	32,491
Pulte Homes, Inc.	1,223,428	32,372
* Liberty Global, Inc. Series C	1,030,452	31,573
Black&Decker Corp.	384,983	31,422
* Interpublic Group of Cos., Inc.	2,495,790	30,723
Royal Caribbean Cruises, Ltd.	719,609	30,339
Polo Ralph Lauren Corp.	343,430	30,273
* Comcast Corp. Special Class A	1,166,573	29,713
* CarMax, Inc.	1,208,154	29,648
Lennar Corp. Class A	698,502	29,484
Idearc Inc.	827,304	29,038
Lamar Advertising Co. Class A	460,759	29,014
* Expedia, Inc.	1,247,951	28,928
Tribune Co.	887,959	28,512
* R.H. Donnelley Corp.	398,038	28,217
* The Goodyear Tire&Rubber Co.	903,873	28,192
Centex Corp.	671,626	28,061
* Discovery Holding Co. Class A	1,440,444	27,556
Ross Stores, Inc.	798,594	27,472
Wynn Resorts Ltd.	287,705	27,292
PetSmart, Inc.	792,010	26,105
* GameStop Corp. Class A	780,644	25,426
* Mohawk Industries, Inc.	307,109	25,198
ServiceMaster Co.	1,626,899	25,038
Liz Claiborne, Inc.	580,351	24,868
BorgWarner, Inc.	326,163	24,599
Station Casinos, Inc.	281,699	24,387
* Chico's FAS, Inc.	996,277	24,339
Family Dollar Stores, Inc.	815,719	24,162
Washington Post Co. Class B	31,294	23,893
Hasbro, Inc.	817,606	23,400
Leggett&Platt, Inc.	1,014,149	22,991
Advance Auto Parts, Inc.	596,311	22,988
The Stanley Works	414,995	22,974
*^Sirius Satellite Radio, Inc.	7,177,247	22,967
Brinker International, Inc.	691,787	22,621
E.W. Scripps Co. Class A	501,850	22,423
OfficeMax, Inc.	421,577	22,234
* Dollar Tree Stores, Inc.	551,020	21,071
Foot Locker, Inc.	881,378	20,756
* Big Lots Inc.	635,027	19,864
RadioShack Corp.	731,662	19,777
Service Corp. International	1,659,812	19,685
* XM Satellite Radio Holdings, Inc.	1,523,441	19,683
Williams-Sonoma, Inc.	547,069	19,399
Jones Apparel Group, Inc.	627,186	19,273
* ITT Educational Services, Inc.	234,938	19,145
KB Home	439,031	18,733
Phillips-Van Heusen Corp.	313,750	18,449
Circuit City Stores, Inc.	993,576	18,411
* O'Reilly Automotive, Inc.	547,523	18,123
^ New York Times Co. Class A	769,274	18,086
* Toll Brothers, Inc.	652,928	17,877
* AutoNation, Inc.	830,112	17,632
* Penn National Gaming, Inc.	409,516	17,372
* NVR, Inc.	25,588	17,016
Wendy's International, Inc.	542,919	16,993
Brunswick Corp.	521,368	16,606
* Career Education Corp.	535,863	16,344
* Laureate Education Inc.	276,442	16,302
* Hanesbrands Inc.	546,394	16,059
* AnnTaylor Stores Corp.	407,896	15,818
Claire's Stores, Inc.	491,935	15,801
Boyd Gaming Corp.	318,346	15,166
Snap-On Inc.	314,705	15,137
* Urban Outfitters, Inc.	561,344	14,881
OSI Restaurant Partners, Inc.	375,295	14,824
Orient-Express Hotel Ltd.	238,631	14,275
* Getty Images, Inc.	288,759	14,042
* Lear Corp.	380,873	13,906
Sotheby's	311,261	13,845
Saks Inc.	660,516	13,765
* Jarden Corp.	344,266	13,185
* Jack in the Box Inc.	190,351	13,159
* Scientific Games Corp.	389,391	12,784
Men's Wearhouse, Inc.	271,227	12,761
Gentex Corp.	778,678	12,654
* Dick's Sporting Goods, Inc.	215,782	12,571
Barnes&Noble, Inc.	316,810	12,498
* Payless ShoeSource, Inc.	374,452	12,432
* Gaylord Entertainment Co.	231,767	12,254
* Aeropostale, Inc.	299,210	12,037
Dillard's Inc.	364,724	11,937
Meredith Corp.	207,333	11,899
* The Cheesecake Factory Inc.	426,101	11,356
* Rent-A-Center, Inc.	397,839	11,132
^ Polaris Industries, Inc.	227,482	10,915
Dow Jones&Co., Inc.	305,704	10,538
* Priceline.com, Inc.	197,452	10,516
Applebee's International, Inc.	422,291	10,464
^ Pool Corp.	287,324	10,286
Regis Corp.	254,716	10,283
^ Ryland Group, Inc.	243,424	10,270
* Panera Bread Co.	171,826	10,148
*^Marvel Entertainment, Inc.	361,044	10,019
The McClatchy Co. Class A	316,505	10,005
DeVry, Inc.	340,430	9,992
*^Tractor Supply Co.	193,802	9,981
Strayer Education, Inc.	77,788	9,724
* Pinnacle Entertainment, Inc.	331,590	9,639
Ruby Tuesday, Inc.	331,333	9,476
Weight Watchers International, Inc.	202,430	9,330
Belo Corp. Class A	496,734	9,274
MDC Holdings, Inc.	192,359	9,247
International Speedway Corp.	176,435	9,122
* Under Armour, Inc.	176,795	9,070
* Charming Shoppes, Inc.	699,292	9,056
*^Nutri/System Inc.	171,233	8,974
* Sonic Corp.	393,862	8,775
* TRW Automotive Holdings Corp.	251,206	8,747
Domino's Pizza, Inc.	267,419	8,683
* J. Crew Group, Inc.	213,831	8,590
Wolverine World Wide, Inc.	300,372	8,582
* Life Time Fitness, Inc.	164,997	8,482
Guess ?, Inc.	208,112	8,426
* Pacific Sunwear of California, Inc.	403,298	8,401
Thor Industries, Inc.	206,833	8,147
* Quiksilver, Inc.	697,072	8,086
John Wiley&Sons Class A	212,328	8,018
Catalina Marketing Corp.	251,181	7,932
* CEC Entertainment Inc.	189,958	7,891
Harte-Hanks, Inc.	285,621	7,880
Arbitron Inc.	166,594	7,822
Tupperware Brands Corp.	310,963	7,752
* Vail Resorts Inc.	142,453	7,739
CBRL Group, Inc.	166,812	7,723
* Viacom Inc. Class A	187,325	7,692
Bob Evans Farms, Inc.	207,811	7,679
Standard Pacific Corp.	367,329	7,666
* Timberland Co.	290,606	7,564
* Guitar Center, Inc.	165,774	7,480
* The Warnaco Group, Inc.	263,362	7,479
American Greetings Corp. Class A	318,792	7,399
Tempur-Pedic International Inc.	284,384	7,391
Matthews International Corp.	181,531	7,388
Regal Entertainment Group Class A	371,130	7,374
Choice Hotels International, Inc.	207,510	7,352
* The Children's Place Retail Stores, Inc.	131,749	7,346
* DreamWorks Animation SKG, Inc.	239,071	7,311
* The Gymboree Corp.	181,998	7,293
* Zale Corp.	272,613	7,192
* Fossil, Inc.	268,898	7,118
Borders Group, Inc.	346,964	7,085
* Live Nation	316,642	6,985
* Tween Brands, Inc.	189,471	6,768
Lee Enterprises, Inc.	222,060	6,673
* Visteon Corp.	781,133	6,671
* Iconix Brand Group Inc.	323,903	6,608
Winnebago Industries, Inc.	194,611	6,545
*^Charter Communications, Inc.	2,317,341	6,465
ArvinMeritor, Inc.	354,137	6,463
^ Beazer Homes USA, Inc.	222,497	6,459
*^Netflix.com, Inc.	278,130	6,450
Brown Shoe Co., Inc.	153,501	6,447
* Corinthian Colleges, Inc.	467,516	6,428
* Carter's, Inc.	249,672	6,327
* Coldwater Creek Inc.	308,061	6,247
* Bally Technologies Inc.	264,261	6,231
* WMS Industries, Inc.	156,408	6,137
Jackson Hewitt Tax Service Inc.	189,485	6,098
*^Select Comfort Corp.	339,538	6,044
Cooper Tire&Rubber Co.	329,254	6,022
Ethan Allen Interiors, Inc.	169,839	6,002
* Tenneco Automotive, Inc.	232,897	5,930
* Scholastic Corp.	189,216	5,885
Callaway Golf Co.	371,685	5,858
*^P.F. Chang's China Bistro, Inc.	139,763	5,853
* The Dress Barn, Inc.	280,183	5,831
CKE Restaurants Inc.	306,991	5,790
American Axle&Manufacturing Holdings, Inc.	210,529	5,758
*^Blockbuster Inc. Class A	890,557	5,735
CBS Corp. Class A	187,325	5,734
* VistaPrint Ltd.	148,657	5,694
Entercom Communications Corp.	200,591	5,653
Burger King Holdings Inc.	261,026	5,638
* LKQ Corp.	256,323	5,603
* Bright Horizons Family Solutions, Inc.	147,773	5,578
* Hibbett Sports Inc.	188,888	5,400
* Valassis Communications, Inc.	313,992	5,398
IHOP Corp.	91,846	5,387
Aaron Rents, Inc.	203,574	5,383
Group 1 Automotive, Inc.	131,425	5,227
The Pep Boys (Manny, Moe&Jack)	270,752	5,169
* Gemstar-TV Guide International, Inc.	1,215,776	5,094
* Rare Hospitality International Inc.	169,277	5,094
Triarc Cos., Inc. Class B	289,599	4,978
K-Swiss, Inc.	182,740	4,938
Stage Stores, Inc.	207,915	4,846
Stewart Enterprises, Inc. Class A	599,402	4,831
Christopher&Banks Corp.	247,154	4,812
*^Crocs, Inc.	101,468	4,794
* Champion Enterprises, Inc.	542,591	4,775
Modine Manufacturing Co.	207,223	4,745
Cato Corp. Class A	202,429	4,735
Ameristar Casinos, Inc.	145,181	4,662
* Papa John's International, Inc.	154,842	4,552
Furniture Brands International Inc.	286,274	4,517
Interactive Data Corp.	182,342	4,513
* RCN Corp.	176,492	4,509
* Skechers U.S.A., Inc.	134,303	4,509
* Hovnanian Enterprises Inc. Class A	177,881	4,475
* Genesco, Inc.	107,725	4,474
Kellwood Co.	149,818	4,394
Sonic Automotive, Inc.	152,187	4,337
Columbia Sportswear Co.	68,532	4,270
* CSK Auto Corp.	246,862	4,246
* Cabela's Inc.	168,787	4,188
* Coinstar, Inc.	133,544	4,180
* 99 Cents Only Stores	279,116	4,111
* Helen of Troy Ltd.	179,438	4,075
United Auto Group, Inc.	199,082	4,041
* Meritage Corp.	125,563	4,033
*^Krispy Kreme Doughnuts, Inc.	388,218	3,956
*^Shuffle Master, Inc.	216,422	3,950
Media General, Inc. Class A	103,275	3,941
Landry's Restaurants, Inc.	132,511	3,922
*^Chipotle Mexican Grill, Inc.	63,056	3,916
Building Materials Holding Corp.	211,053	3,822
Sally Beauty Co. Inc.	415,226	3,816
Big 5 Sporting Goods Corp.	142,503	3,694
* JAKKS Pacific, Inc.	153,935	3,679
Hearst-Argyle Television Inc.	134,356	3,653
Oxford Industries, Inc.	73,644	3,641
* Zumiez Inc.	90,692	3,639
* Steiner Leisure Ltd.	80,820	3,635
* DSW Inc. Class A	86,029	3,631
* Deckers Outdoor Corp.	50,535	3,589
*^WCI Communities, Inc.	167,125	3,566
Warner Music Group Corp.	207,496	3,540
* Buffalo Wild Wings Inc.	54,151	3,449
* California Pizza Kitchen, Inc.	104,413	3,434
Sinclair Broadcast Group, Inc.	221,868	3,428
Blyth, Inc.	161,104	3,401
Asbury Automotive Group, Inc.	119,720	3,382
*^Pre-Paid Legal Services, Inc.	67,209	3,368
* Hot Topic, Inc.	302,693	3,360
* Six Flags, Inc.	558,102	3,354
* Jos. A. Bank Clothiers, Inc.	94,450	3,339
* RC2 Corp.	82,222	3,321
* Texas Roadhouse, Inc.	231,112	3,293
* Exide Technologies	378,300	3,291
* Denny's Corp.	660,742	3,238
^ Nautilus Inc.	208,816	3,222
*^Hayes Lemmerz International, Inc.	437,393	3,197
Movado Group, Inc.	108,419	3,193
Gray Television, Inc.	304,015	3,168
Talbots Inc.	134,111	3,168
^ La-Z-Boy Inc.	255,632	3,165
* GSI Commerce, Inc.	137,382	3,103
*^Blue Nile Inc.	76,267	3,101
* Charlotte Russe Holding Inc.	106,841	3,085
* Entravision Communications Corp.	327,163	3,056
Fred's, Inc.	207,295	3,047
* Cox Radio, Inc.	221,203	3,019
The Buckle, Inc.	83,439	2,979
* Keystone Automotive Industries, Inc.	88,205	2,973
^ Brookfield Homes Corp.	92,517	2,970
Oakley, Inc.	146,403	2,949
* Red Robin Gourmet Burgers, Inc.	75,206	2,919
Speedway Motorsports, Inc.	74,450	2,885
Finish Line, Inc.	227,656	2,868
* INVESTools Inc.	205,455	2,856
* Vertrue Inc.	59,228	2,849
Steven Madden, Ltd.	97,430	2,845
* Sturm, Ruger&Co., Inc.	211,096	2,839
* The Wet Seal, Inc. Class A	433,168	2,837
* Retail Ventures, Inc.	134,045	2,822
The Stride Rite Corp.	183,001	2,816
Pier 1 Imports Inc.	407,073	2,813
Martha Stewart Living Omnimedia, Inc.	163,425	2,780
* Perry Ellis International Corp.	86,707	2,774
The Marcus Corp.	118,823	2,764
Journal Communications, Inc.	209,215	2,743
* Mediacom Communications Corp.	333,398	2,714
* Midas Inc.	123,520	2,664
* LodgeNet Entertainment Corp.	86,090	2,645
Bon-Ton Stores, Inc.	46,778	2,631
*^Trump Entertainment Resorts, Inc.	144,894	2,618
* Universal Technical Institute Inc.	113,404	2,617
Sealy Corp.	149,616	2,615
* Jo-Ann Stores, Inc.	95,449	2,601
* Morgans Hotel Group	120,707	2,536
* A.C. Moore Arts&Crafts, Inc.	118,472	2,528
* Volcom, Inc.	72,659	2,497
* Casual Male Retail Group, Inc.	209,366	2,477
* TiVo Inc.	384,174	2,440
* Steak n Shake Co.	145,346	2,437
Westwood One, Inc.	351,463	2,415
Stein Mart, Inc.	147,800	2,412
* Aftermarket Technology Corp.	99,073	2,406
* K2 Inc.	196,591	2,377
^ Superior Industries International, Inc.	113,654	2,367
* Smith&Wesson Holding Corp.	179,460	2,349
Standard Motor Products, Inc.	135,968	2,321
Citadel Broadcasting Corp.	243,792	2,318
* Nexstar Broadcasting Group, Inc.	240,255	2,309
Tuesday Morning Corp.	154,656	2,295
* O'Charley's Inc.	118,809	2,292
News Corp., Class B	92,165	2,255
Courier Corp.	57,220	2,236
* AFC Enterprises, Inc.	111,470	2,235
Kimball International, Inc. Class B	115,748	2,232
* Ruth's Chris Steak House	109,480	2,229
UniFirst Corp.	57,098	2,191
Cherokee Inc.	50,685	2,182
* Cumulus Media Inc.	231,795	2,174
* Fleetwood Enterprises, Inc.	271,919	2,151
* Monarch Casino&Resort, Inc.	82,078	2,134
*^Isle of Capri Casinos, Inc.	83,171	2,131
^ Ambassadors International, Inc.	46,140	2,129
* PRIMEDIA Inc.	799,511	2,127
Ambassadors Group, Inc.	63,755	2,119
Bandag, Inc.	41,689	2,113
* Lin TV Corp.	132,837	2,112
* Maidenform Brands, Inc.	91,282	2,106
* Morningstar, Inc.	40,651	2,099
Monaco Coach Corp.	131,343	2,092
* CKX, Inc.	185,598	2,060
CPI Corp.	38,810	2,038
* Fuel Systems Solutions, Inc.	108,301	2,006
* Carriage Services, Inc.	247,514	2,002
bebe stores, inc	114,824	1,996
* Peet's Coffee&Tea Inc.	72,158	1,993
* PetMed Express, Inc.	165,574	1,962
Arctic Cat, Inc.	99,964	1,948
World Wrestling Entertainment, Inc.	119,499	1,948
Spartan Motors, Inc.	83,206	1,931
* MarineMax, Inc.	83,127	1,927
* Cache, Inc.	107,302	1,905
Lithia Motors, Inc.	68,247	1,871
Steinway Musical Instruments Inc.	56,852	1,835
* Empire Resorts Inc.	191,155	1,795
*^Avatar Holding, Inc.	25,032	1,788
Churchill Downs, Inc.	39,084	1,774
*^Build-A-Bear-Workshop, Inc.	64,152	1,762
* Restoration Hardware, Inc.	266,338	1,747
^ Blair Corp.	41,193	1,730
Sun-Times Media Group, Inc.	346,328	1,718
* Drew Industries, Inc.	59,757	1,714
* Harris Interactive Inc.	283,490	1,709
*^True Religion Apparel, Inc.	104,949	1,704
* Great Wolf Resorts, Inc.	128,207	1,696
* 4Kids Entertainment Inc.	88,403	1,673
* McCormick&Schmick's Seafood Restaurants, Inc.	62,002	1,662
Monro Muffler Brake, Inc.	47,200	1,657
Salem Communications Corp.	131,120	1,639
* Source Interlink Cos., Inc.	243,034	1,631
* MTR Gaming Group Inc.	124,545	1,629
* Universal Electronics, Inc.	58,161	1,620
* ValueVision Media, Inc.	130,766	1,616
CSS Industries, Inc.	42,945	1,610
Sauer-Danfoss, Inc.	53,471	1,609
* Radio One, Inc.	248,587	1,608
* Knology, Inc.	101,430	1,606
* Rentrak Corp.	101,731	1,590
* New York&Co., Inc.	100,631	1,589
*^West Marine, Inc.	86,840	1,581
Hooker Furniture Corp.	77,847	1,561
Dover Downs Gaming&Entertainment, Inc.	121,114	1,560
* Buca, Inc.	282,386	1,553
* DG FastChannel Inc.	91,619	1,524
* drugstore.com, Inc.	573,944	1,481
* Red Lion Hotels Corp.	118,613	1,476
* Syms Corp.	79,087	1,475
^ Carmike Cinemas, Inc.	63,015	1,462
*^Citi Trends Inc.	33,968	1,452
* Audiovox Corp.	98,510	1,451
* dELiA*S, Inc.	157,745	1,448
Kenneth Cole Productions, Inc.	55,904	1,435
* Friendly Ice Cream Corp.	96,493	1,435
*^Movie Gallery, Inc.	318,998	1,434
* Saga Communications, Inc.	147,174	1,432
* Strattec Security Corp.	32,806	1,423
* Multimedia Games Inc.	118,633	1,412
* G-III Apparel Group, Ltd.	73,483	1,400
* Unifi, Inc.	474,866	1,368
Systemax Inc.	72,548	1,359
National Presto Industries, Inc.	22,030	1,358
* Stamps.com Inc.	94,289	1,355
* Fisher Communications, Inc.	27,857	1,354
* Cosi, Inc.	238,701	1,332
*^America's Car-Mart, Inc.	99,219	1,326
* Alloy, Inc.	111,511	1,325
* Leapfrog Enterprises, Inc.	123,795	1,325
^ Emmis Communications, Inc.	156,684	1,322
*^Palm Harbor Homes, Inc.	91,733	1,315
Stanley Furniture Co., Inc.	63,039	1,311
* Famous Dave's of America, Inc.	72,545	1,311
M/I Homes, Inc.	49,298	1,309
Triarc Cos., Inc. Class A	69,353	1,299
* REX Stores Corp.	78,959	1,292
Libbey, Inc.	90,872	1,274
* 1-800-FLOWERS.COM, Inc.	162,971	1,268
*^BJ's Restaurants Inc.	59,443	1,256
* Stoneridge, Inc.	120,917	1,253
* GenTek, Inc.	36,475	1,242
* Cavco Industries, Inc.	35,488	1,240
Haverty Furniture Cos., Inc.	86,558	1,212
*^Overstock.com, Inc.	72,767	1,208
* Audible, Inc.	116,061	1,206
Weyco Group, Inc.	46,394	1,205
* 1-800 Contacts, Inc.	71,518	1,202
* Gaiam, Inc.	76,223	1,200
*^Progressive Gaming International Corp.	259,208	1,166
* Playboy Enterprises, Inc. Class B	113,276	1,166
* Radio One, Inc. Class D	178,692	1,154
*^Cost Plus, Inc.	109,884	1,099
* Bluegreen Corp.	97,269	1,098
* Hartmarx Corp.	147,269	1,090
Journal Register Co.	181,458	1,081
* Luby's, Inc.	109,281	1,068
^ Charles&Colvard Ltd.	168,245	1,057
Bandag, Inc. Class A	20,731	1,047
* Benihana Inc. Class A	36,678	1,039
* Lenox Group, Inc.	156,015	1,027
Superior Uniform Group, Inc.	78,989	1,013
Skyline Corp.	29,536	997
* Mothers Work, Inc.	29,589	981
Handleman Co.	140,187	977
* Russ Berrie and Co., Inc.	67,284	949
* Youbet.com, Inc.	304,391	913
Cutter&Buck Inc.	76,932	912
* Riviera Holdings Corp.	32,600	911
* Shoe Carnival, Inc.	27,209	906
FTD Group, Inc.	54,700	904
*^Conn's, Inc.	36,348	900
* Spanish Broadcasting System, Inc.	223,569	894
Bassett Furniture Industries, Inc.	59,716	879
Noble International, Ltd.	52,258	877
* Core-Mark Holding Co., Inc.	24,136	861
^ Tarragon Corp. REIT	81,865	849
*^Syntax-Brillian Corp.	99,646	837
Traffix, Inc.	150,514	834
* Interstate Hotels&Resorts, Inc.	131,611	830
* Dorman Products, Inc.	70,144	811
Coinmach Service Corp. Class A	75,900	805
* The Smith&Wollensky Restaurant Group, Inc.	79,005	788
* Virco Manufacturing Corp.	114,128	770
Coachmen Industries, Inc.	71,423	752
Levitt Corp. Class A	80,644	751
* The Princeton Review, Inc.	139,228	748
* Lodgian, Inc.	54,256	725
* Regent Communications, Inc.	223,813	721
* Educate, Inc.	93,537	716
Lennar Corp. Class B	18,034	711
* Ashworth, Inc.	93,095	705
Marine Products Corp.	72,104	690
* Daily Journal Corp.	16,429	676
* Morton's Restaurant Group Inc.	37,400	665
* Duckwall-ALCO Stores, Inc.	15,961	655
Escalade, Inc.	68,440	646
*^Navarre Corp.	169,942	637
* Directed Electronics Inc.	71,052	637
* Blockbuster Inc. Class B	104,887	629
* The Dixie Group, Inc.	50,967	613
* Magna Entertainment Corp. Class A	164,509	599
*^Gander Mountain Co.	53,621	598
*^Sharper Image Corp.	53,600	592
*^Quantum Fuel Systems Technologies Worldwide, Inc.	481,467	587
Lifetime Brands, Inc.	28,092	587
*^Reading International Inc. Class A	68,041	580
* Johnson Outdoors Inc.	31,349	577
* Trans World Entertainment Corp.	99,692	566
Craftmade International, Inc.	37,515	566
S&K Famous Brands Inc.	46,595	554
California Coastal Communities, Inc.	26,846	545
* Young Broadcasting Inc.	134,767	544
* Hallwood Group Inc.	5,200	543
*^Home Solutions of America	112,000	532
* Mity-Lite Inc.	27,075	517
* Amerigon Inc.	41,343	515
* PC Mall, Inc.	51,477	513
*^Century Casinos, Inc.	61,573	508
* Hastings Entertainment, Inc.	83,118	507
* Rubio's Restaurants, Inc.	44,164	504
* Pomeroy IT Solutions, Inc.	55,031	496
* Hovnanian Enterprises	19,300	486
*^Design Within Reach Inc.	79,285	455
* Emerson Radio Corp.	135,771	434
* Wilsons The Leather Experts Inc.	271,903	408
* Proliance International Inc.	106,628	403
Books-a-Million Inc.	28,038	399
* Kirkland's, Inc.	79,245	394
Dover Motorsports, Inc.	74,458	391
Beasley Broadcast Group, Inc.	45,814	388
Shiloh Industries, Inc.	32,722	369
* Benihana Inc.	13,000	367
^ Technical Olympic USA, Inc.	91,046	363
* NTN Communications, Inc.	312,606	359
* Town Sports International Holdings, Inc.	16,424	358
*^Bally Total Fitness Holding Corp.	556,681	345
Canterbury Park Holding Corp.	23,700	335
* Outdoor Channel Holdings Inc.	32,726	334
^ Orleans Homebuilders, Inc.	37,570	332
*^Private Media Group, Inc.	131,055	322
Acme Communications, Inc.	54,600	311
Cobra Electronics Corp.	27,300	283
* Premier Exhibitions Inc.	23,500	278
* Tweeter Home Entertainment Group, Inc.	164,594	267
* ION Media Networks, Inc.	197,451	263
Deb Shops, Inc.	9,514	258
* United Retail Group, Inc.	20,392	245
Aaron Rents, Inc. Class A	10,125	244
Xerium Technologies Inc.	29,420	236
*^Xanadoo Co.	903	223
* Bombay Co.	157,833	193
* Sport Chalet, Inc. Class A	17,425	190
* Triple Crown Media, Inc.	21,352	179
Tandy Brands Accessories, Inc.	12,890	169
* Fairchild Corp.	83,745	169
* Finlay Enterprises, Inc.	29,106	169
* Image Entertainment, Inc.	40,000	168
* Mestek, Inc.	11,341	163
* Catalina Lighting, Inc.	23,200	161
*^Salton, Inc.	66,200	159
* Tarrant Apparel Group, Inc.	82,001	153
* Emak Worldwide Inc.	30,349	146
* Champps Entertainment Inc.	25,173	142
*^iRobot Corp.	10,213	133
* Winmark Corp.	6,600	132
* Concord Camera Corp.	24,141	113
* Lazare Kaplan International, Inc.	13,648	110
* National R. V. Holdings, Inc.	48,475	107
* Nevada Gold&Casinos, Inc.	51,100	103
* Max&Erma's Restaurant, Inc.	10,700	96
* Meade Instruments Corp.	37,425	92
*^Comstock Homebuilding Cos., Inc.	20,339	82
* Lakes Entertainment, Inc.	7,234	81
*^Dominion Homes, Inc.	18,022	81
*^Fedders Corp.	79,482	69
* Innovo Group Inc.	51,376	56
*^Rockford Corp.	21,790	51
* Tag-It Pacific, Inc.	32,250	44
* Quaker Fabric Corp.	28,900	34
*^Interactive Systems Worldwide, Inc.	27,000	30
* Sport Chalet, Inc.	1,825	20
* SPAR Group, Inc.	16,174	17
* Hollywood Media Corp.	2,350	10
* Oakwood Homes Corp.	81,969	1
* IAC InterActiveCorp Warrants Exp. 2/4/09	38	1
*^Gadzooks, Inc.	257,226	1

		10,385,033

Consumer Staples (8.3%)
The Procter&Gamble Co.	17,899,115	1,130,508
Altria Group, Inc.	11,838,868	1,039,571
Wal-Mart Stores, Inc.	14,126,127	663,222
PepsiCo, Inc.	9,275,488	589,550
The Coca-Cola Co.	11,915,359	571,937
CVS/Caremark Corp.	8,695,663	296,870
Walgreen Co.	5,665,071	259,970
Anheuser-Busch Cos., Inc.	4,343,313	219,164
Colgate-Palmolive Co.	2,905,601	194,065
Kimberly-Clark Corp.	2,589,201	177,334
Costco Wholesale Corp.	2,588,972	139,390
Archer-Daniels-Midland Co.	3,342,104	122,655
Sysco Corp.	3,492,420	118,149
The Kroger Co.	3,850,727	108,783
General Mills, Inc.	1,841,505	107,212
Avon Products, Inc.	2,511,886	93,593
Safeway, Inc.	2,504,435	91,762
H.J. Heinz Co.	1,861,528	87,715
Kellogg Co.	1,463,290	75,257
ConAgra Foods, Inc.	2,879,501	71,728
Sara Lee Corp.	4,219,210	71,389
Reynolds American Inc.	1,002,544	62,569
Bunge Ltd.	677,341	55,691
The Clorox Co.	858,625	54,686
UST, Inc.	910,182	52,772
The Hershey Co.	919,218	50,244
Campbell Soup Co.	1,256,285	48,932
Wm. Wrigley Jr. Co.	937,528	47,748
Carolina Group	612,217	46,290
SuperValu Inc.	1,174,244	45,878
Molson Coors Brewing Co. Class B	400,129	37,860
^ Kraft Foods Inc.	1,177,422	37,277
Whole Foods Market, Inc.	789,179	35,395
* Dean Foods Co.	757,090	35,386
The Estee Lauder Cos. Inc. Class A	666,031	32,536
Coca-Cola Enterprises, Inc.	1,486,413	30,100
Tyson Foods, Inc.	1,431,512	27,786
* Energizer Holdings, Inc.	308,579	26,331
McCormick&Co., Inc.	668,765	25,761
The Pepsi Bottling Group, Inc.	801,326	25,554
* Constellation Brands, Inc. Class A	1,186,780	25,136
Church&Dwight, Inc.	368,958	18,577
* Rite Aid Corp.	3,017,811	17,413
* NBTY, Inc.	323,701	17,169
Brown-Forman Corp. Class B	261,631	17,153
* Smithfield Foods, Inc.	566,210	16,958
J.M. Smucker Co.	309,152	16,484
Hormel Foods Corp.	428,185	15,924
Corn Products International, Inc.	421,358	14,996
*^Hansen Natural Corp.	356,444	13,502
Del Monte Foods Co.	1,136,652	13,049
* BJ's Wholesale Club, Inc.	371,009	12,551
Alberto-Culver Co.	450,819	10,315
* Ralcorp Holdings, Inc.	151,972	9,772
Flowers Foods, Inc.	311,468	9,397
Universal Corp. (VA)	145,782	8,944
* Herbalife Ltd.	223,205	8,747
Wm. Wrigley Jr. Co. Class B	171,685	8,722
Delta&Pine Land Co.	206,181	8,495
Longs Drug Stores, Inc.	159,162	8,219
PepsiAmericas, Inc.	366,894	8,189
Pilgrim's Pride Corp.	245,648	8,153
* United Natural Foods, Inc.	228,591	7,004
* Hain Celestial Group, Inc.	215,103	6,468
Lancaster Colony Corp.	144,878	6,402
Casey's General Stores, Inc.	246,092	6,155
* Performance Food Group Co.	195,867	6,046
* Chattem, Inc.	99,442	5,861
* The Pantry, Inc.	121,001	5,472
Ruddick Corp.	180,181	5,420
Nu Skin Enterprises, Inc.	299,182	4,942
^ The Andersons, Inc.	106,077	4,710
* Central European Distribution Corp.	158,471	4,613
Tootsie Roll Industries, Inc.	150,660	4,515
* TreeHouse Foods Inc.	146,640	4,468
Sanderson Farms, Inc.	107,874	3,998
* Playtex Products, Inc.	292,723	3,972
* Alliance One International, Inc.	421,194	3,888
Seaboard Corp.	1,703	3,849
J&J Snack Foods Corp.	92,134	3,638
^ Vector Group Ltd.	187,547	3,509
^ The Great Atlantic&Pacific Tea Co., Inc.	105,336	3,495
* Central Garden&Pet Co. Class A	225,018	3,308
* Elizabeth Arden, Inc.	148,568	3,242
Chiquita Brands International, Inc.	228,467	3,203
WD-40 Co.	94,406	2,994
Premium Standard Farms Inc.	140,875	2,964
Weis Markets, Inc.	65,248	2,917
The Topps Co., Inc.	286,027	2,780
Spartan Stores, Inc.	98,442	2,638
Nash-Finch Co.	72,665	2,504
*^Jones Soda Co.	121,997	2,467
*^USANA Health Sciences, Inc.	52,085	2,441
* Prestige Brands Holdings Inc.	205,244	2,432
*^Wild Oats Markets Inc.	128,112	2,332
* Darling International, Inc.	358,705	2,332
Reddy Ice Holdings, Inc.	76,094	2,297
Ingles Markets, Inc.	54,259	2,216
^ Imperial Sugar Co.	65,277	2,189
* Pathmark Stores, Inc.	165,364	2,117
Lance, Inc.	102,653	2,078
* Smart&Final Inc.	95,070	2,070
Alico, Inc.	31,117	1,784
^ Mannatech, Inc.	101,656	1,633
^ MGP Ingredients, Inc.	77,918	1,587
*^Spectrum Brands Inc.	245,951	1,557
* Central Garden and Pet Co.	101,359	1,497
*^Green Mountain Coffee Roasters, Inc.	22,570	1,423
* John B. Sanfilippo&Son, Inc.	101,373	1,351
* Boston Beer Co., Inc. Class A	37,858	1,263
* PriceSmart, Inc.	76,350	1,173
* National Beverage Corp.	63,526	1,114
Coca-Cola Bottling Co.	18,415	1,043
Inter Parfums, Inc.	41,166	864
*^Medifast, Inc.	118,508	849
Arden Group Inc. Class A	6,123	817
Reliv International, Inc.	66,400	727
*^Lifeway Foods, Inc.	76,442	689
Diamond Foods, Inc.	41,060	684
Farmer Brothers, Inc.	29,106	661
*^Parlux Fragrances, Inc.	118,160	659
* Revlon, Inc. Class A	582,179	611
Village Super Market Inc. Class A	5,887	562
Tasty Baking Co. Class A	54,045	472
Oil-Dri Corp. of America	27,867	465
Cal-Maine Foods, Inc.	34,070	458
* Omega Protein Corp.	61,807	431
* Griffin Land&Nurseries, Inc.	11,315	402
* Maui Land&Pineapple Co., Inc.	8,095	293
* Zapata Corp.	40,500	290
* Schiff Nutrition International, Inc.	36,850	253
* Seneca Foods Corp.	8,180	218
* Inventure Group, Inc.	60,650	173
* Star Scientific, Inc.	146,139	168
* Integrated Biopharma, Inc.	14,700	100
* Vermont Pure Holdings, Ltd.	29,700	56

		7,472,758

Energy (9.5%)
ExxonMobil Corp.	32,949,542	2,486,043
Chevron Corp.	12,313,937	910,739
ConocoPhillips Co.	8,831,429	603,628
Schlumberger Ltd.	6,655,513	459,896
Occidental Petroleum Corp.	4,751,483	234,296
Valero Energy Corp.	3,415,636	220,274
Marathon Oil Corp.	1,985,866	196,263
Halliburton Co.	5,680,444	180,297
Devon Energy Corp.	2,372,303	164,211
* Transocean Inc.	1,651,954	134,965
Apache Corp.	1,861,053	131,576
Baker Hughes, Inc.	1,812,202	119,841
XTO Energy, Inc.	1,964,055	107,650
Anadarko Petroleum Corp.	2,467,636	106,059
EOG Resources, Inc.	1,375,699	98,142
Williams Cos., Inc.	3,369,503	95,896
Spectra Energy Corp.	3,540,037	92,997
* Weatherford International Ltd.	1,919,245	86,558
GlobalSantaFe Corp.	1,320,620	81,456
Hess Corp.	1,429,585	79,299
Chesapeake Energy Corp.	2,508,042	77,448
* National Oilwell Varco Inc.	991,637	77,139
Kinder Morgan, Inc.	606,308	64,541
Noble Corp.	766,035	60,272
Peabody Energy Corp.	1,491,837	60,032
Noble Energy, Inc.	981,984	58,575
El Paso Corp.	3,987,351	57,697
Smith International, Inc.	1,126,434	54,125
Murphy Oil Corp.	952,412	50,859
* Nabors Industries, Inc.	1,692,291	50,210
Sunoco, Inc.	695,611	48,999
BJ Services Co.	1,691,261	47,186
ENSCO International, Inc.	859,210	46,741
* Ultra Petroleum Corp.	859,021	45,640
CONSOL Energy, Inc.	1,032,423	40,399
* Cameron International Corp.	628,373	39,456
* Southwestern Energy Co.	952,925	39,051
Tesoro Petroleum Corp.	380,456	38,209
* Grant Prideco, Inc.	725,078	36,138
* Newfield Exploration Co.	730,229	30,458
Pioneer Natural Resources Co.	693,954	29,916
Diamond Offshore Drilling, Inc.	365,526	29,589
* Pride International, Inc.	928,120	27,936
* FMC Technologies Inc.	384,895	26,850
Range Resources Corp.	746,062	24,918
Arch Coal, Inc.	805,196	24,711
Patterson-UTI Energy, Inc.	923,128	20,715
Rowan Cos., Inc.	624,656	20,283
* Denbury Resources, Inc.	679,358	20,238
* Plains Exploration&Production Co.	434,514	19,614
Frontier Oil Corp.	593,862	19,384
* Helix Energy Solutions Group, Inc.	503,292	18,768
Cabot Oil&Gas Corp.	271,975	18,309
Tidewater Inc.	309,856	18,151
Helmerich&Payne, Inc.	596,020	18,083
Cimarex Energy Co.	469,773	17,391
* Superior Energy Services, Inc.	482,518	16,632
Holly Corp.	273,420	16,214
Pogo Producing Co.	331,559	15,948
* Kinder Morgan Management, LLC	282,331	14,467
* Todco Class A	341,216	13,761
* Dresser Rand Group, Inc.	436,898	13,308
* SEACOR Holdings Inc.	132,158	13,004
* Oceaneering International, Inc.	306,973	12,930
* Unit Corp.	248,890	12,591
* Core Laboratories N.V	142,373	11,935
* Universal Compression Holdings, Inc.	172,170	11,652
St. Mary Land&Exploration Co.	310,595	11,393
* Petrohawk Energy Corp.	862,072	11,353
* Hanover Compressor Co.	498,633	11,095
Massey Energy Co.	457,747	10,981
* Hydrill Co.	112,461	10,823
*^Forest Oil Corp.	320,116	10,682
Overseas Shipholding Group Inc.	168,197	10,529
* Lone Star Technologies, Inc.	158,794	10,485
* TETRA Technologies, Inc.	408,488	10,094
OMI Corp.	372,000	9,992
* Quicksilver Resources, Inc.	242,220	9,633
* Atwood Oceanics, Inc.	158,417	9,297
*^Cheniere Energy, Inc.	296,976	9,251
* Global Industries Ltd.	496,764	9,086
Foundation Coal Holdings, Inc.	257,005	8,826
* Oil States International, Inc.	266,376	8,548
* Whiting Petroleum Corp.	209,162	8,243
* USEC Inc.	492,473	8,003
* W-H Energy Services, Inc.	170,617	7,975
* EXCO Resources, Inc.	475,358	7,881
Penn Virginia Corp.	106,041	7,783
World Fuel Services Corp.	161,067	7,451
*^Delta Petroleum Corp.	318,787	7,319
* Houston Exploration Co.	135,470	7,309
* Grey Wolf, Inc.	1,082,300	7,251
Berry Petroleum Class A	231,647	7,102
* Swift Energy Co.	167,586	7,000
* Comstock Resources, Inc.	249,692	6,837
* Giant Industries, Inc.	89,489	6,770
* Input/Output, Inc.	462,831	6,378
CARBO Ceramics Inc.	134,252	6,249
Western Refining, Inc.	150,279	5,864
* Encore Acquisition Co.	241,318	5,837
* Alpha Natural Resources, Inc.	363,604	5,683
* Parker Drilling Co.	600,432	5,638
* Rosetta Resources, Inc.	262,150	5,385
* Atlas America, Inc.	94,277	5,326
* Carrizo Oil&Gas, Inc.	151,969	5,313
* Bristow Group, Inc.	132,910	4,845
* Parallel Petroleum Corp.	210,183	4,824
* Mariner Energy Inc.	243,991	4,668
Lufkin Industries, Inc.	82,732	4,648
*^ATP Oil&Gas Corp.	123,012	4,625
* Gulfmark Offshore, Inc.	105,770	4,617
* Bill Barrett Corp.	139,922	4,535
^ Crosstex Energy, Inc.	157,150	4,518
* Petroleum Development Corp.	82,660	4,428
* Stone Energy Corp.	145,585	4,322
* Arena Resources, Inc.	83,640	4,192
* Complete Production Services, Inc.	207,519	4,132
* Dril-Quip, Inc.	95,270	4,123
* Energy Partners, Ltd.	224,528	4,075
* Pioneer Drilling Co.	319,536	4,055
W&T Offshore, Inc.	139,065	4,023
*^CNX Gas Corp.	138,491	3,923
* Hornbeck Offshore Services, Inc.	128,926	3,694
*^Pacific Ethanol, Inc.	216,808	3,692
General Maritime Corp.	125,512	3,625
* Newpark Resources, Inc.	511,388	3,605
Alon USA Energy, Inc.	97,179	3,518
* Matrix Service Co.	171,716	3,474
*^Hercules Offshore, Inc.	129,109	3,390
*^Goodrich Petroleum Corp.	98,412	3,310
* International Coal Group, Inc.	614,001	3,224
*^Warren Resources Inc.	228,112	2,972
* PetroQuest Energy, Inc.	242,800	2,838
*^Evergreen Energy, Inc.	424,266	2,787
* Dawson Geophysical	54,595	2,704
RPC Inc.	152,838	2,546
* The Exploration Co. of Delaware, Inc.	231,156	2,508
* Enbridge Energy Management LLC	46,243	2,498
*^Rentech, Inc.	779,144	2,447
Gulf Island Fabrication, Inc.	88,288	2,361
* Aventine Renewable Energy Holdings, Inc.	126,422	2,303
* Trico Marine Services, Inc.	61,625	2,296
*^McMoRan Exploration Co.	162,473	2,228
*^Gasco Energy Inc.	901,305	2,199
*^Willbros Group, Inc.	95,930	2,162
* NATCO Group Inc.	62,889	2,146
*^GMX Resources Inc.	67,180	2,064
* Harvest Natural Resources, Inc.	206,921	2,015
*^Edge Petroleum Corp.	150,789	1,888
MarkWest Hydrocarbon, Inc.	29,246	1,813
Delek US Holdings, Inc.	90,700	1,735
* Basic Energy Services Inc.	72,991	1,701
* Bois d'Arc Energy, Inc.	127,747	1,690
* Allis-Chalmers Energy Inc.	103,550	1,631
* Endeavor International Corp.	787,975	1,615
*^Double Eagle Petroleum Co.	82,917	1,493
* Bronco Drilling Co., Inc.	88,418	1,465
* FX Energy, Inc.	187,896	1,424
*^Toreador Resources Corp.	78,177	1,419
*^Transmeridian Exploration Inc.	480,581	1,374
* PHI Inc. Non-Voting	50,641	1,370
* Horizon Offshore, Inc.	94,000	1,359
* Superior Well Services, Inc.	59,226	1,353
*^Contango Oil&Gas Co.	61,600	1,352
* Vaalco Energy, Inc.	244,968	1,269
* Brigham Exploration Co.	197,779	1,230
*^CanArgo Energy Corp	1,128,079	1,184
* Callon Petroleum Co.	87,021	1,181
*^GeoGlobal Resources Inc.	185,940	1,136
* Clayton Williams Energy, Inc.	39,620	1,124
*^Aurora Oil&Gas Corp.	419,120	1,094
* Boots&Coots International Well Control, Inc.	389,250	1,078
*^VeraSun Energy Corp.	53,700	1,067
* Westmoreland Coal Co.	50,952	1,027
*^Credo Pete Corp.	72,512	988
*^ENGlobal Corp.	175,726	975
* Infinity, Inc.	277,081	939
*^Tri-Valley Corp.	125,682	931
*^Syntroleum Corp.	298,231	930
Arlington Tankers Ltd.	38,200	911
* Abraxas Petroleum Corp.	256,211	833
* The Meridian Resource Corp.	340,550	821
*^SulphCo, Inc.	233,362	798
*^James River Coal Co.	85,232	637
NGP Capital Resources Co.	39,450	624
* Gulfport Energy Corp.	46,300	619
* Quest Resource Corp.	55,100	505
Barnwell Industries, Inc.	18,800	381
* Harken Energy Corp.	576,252	271
*^Metretek Technologies, Inc.	19,600	261
*^American Oil&Gas Inc.	36,000	196
* Penn Octane Corp.	40,749	24

		8,626,099

Financials (21.4%)
Citigroup, Inc.	27,755,226	1,424,953
Bank of America Corp.	25,365,928	1,294,170
JPMorgan Chase&Co.	19,594,921	948,002
American International Group, Inc.	12,482,174	839,052
Wells Fargo&Co.	18,115,896	623,730
Wachovia Corp.	10,813,226	595,268
The Goldman Sachs Group, Inc.	2,164,750	447,302
Morgan Stanley	5,381,466	423,844
Merrill Lynch&Co., Inc.	4,729,294	386,241
U.S. Bancorp	10,050,418	351,463
American Express Co.	6,124,765	345,437
Fannie Mae	5,480,264	299,113
MetLife, Inc.	4,294,824	271,218
Prudential Financial, Inc.	2,694,800	243,233
Freddie Mac	3,913,372	232,807
Washington Mutual, Inc.	5,305,982	214,256
The Travelers Cos., Inc.	3,898,067	201,803
The Allstate Corp.	3,353,970	201,439
Lehman Brothers Holdings, Inc.	2,545,323	178,351
Capital One Financial Corp.	2,308,855	174,226
The Bank of New York Co., Inc.	4,247,430	172,233
The Hartford Financial Services Group Inc.	1,790,435	171,130
* Berkshire Hathaway Inc. Class B	45,319	164,961
SunTrust Banks, Inc.	1,900,614	157,827
Regions Financial Corp.	4,123,659	145,854
PNC Financial Services Group	1,953,369	140,584
Simon Property Group, Inc. REIT	1,250,060	139,069
AFLAC Inc.	2,793,814	131,477
BB&T Corp.	3,056,195	125,365
State Street Corp.	1,876,036	121,473
National City Corp.	3,250,613	121,085
Franklin Resources Corp.	1,001,447	121,005
The Chubb Corp.	2,325,692	120,169
Countrywide Financial Corp.	3,509,106	118,046
Charles Schwab Corp.	6,063,839	110,908
Fifth Third Bancorp	2,837,655	109,789
Lincoln National Corp.	1,567,016	106,228
ACE Ltd.	1,842,688	105,144
The Chicago Mercantile Exchange	196,686	104,727
Mellon Financial Corp.	2,327,049	100,389
Loews Corp.	2,177,358	98,917
Bear Stearns Co., Inc.	629,681	94,673
SLM Corp.	2,309,319	94,451
* Berkshire Hathaway Inc. Class A	848	92,424
Vornado Realty Trust REIT	770,818	91,989
The Principal Financial Group, Inc.	1,524,232	91,256
ProLogis REIT	1,397,865	90,763
Genworth Financial Inc.	2,554,732	89,262
Progressive Corp. of Ohio	4,070,979	88,829
Marsh&McLennan Cos., Inc.	2,957,853	86,636
KeyCorp	2,269,056	85,022
Moody's Corp.	1,343,663	83,388
Equity Residential REIT	1,650,401	79,599
General Growth Properties Inc. REIT	1,228,091	79,298
Host Hotels&Resorts Inc. REIT	2,897,453	76,232
Boston Properties, Inc. REIT	627,204	73,634
XL Capital Ltd. Class A	1,020,240	71,376
Ameriprise Financial, Inc.	1,230,369	70,303
Public Storage, Inc. REIT	721,031	68,260
Archstone-Smith Trust REIT	1,233,843	66,973
T. Rowe Price Group Inc.	1,415,362	66,791
Legg Mason Inc.	705,370	66,453
*^NYSE Group Inc.	708,808	66,451
Northern Trust Corp.	1,047,277	62,983
Kimco Realty Corp. REIT	1,270,979	61,948
Marshall&Ilsley Corp.	1,297,187	60,073
Aon Corp.	1,574,904	59,783
CIT Group Inc.	1,120,333	59,288
Avalonbay Communities, Inc. REIT	444,103	57,733
Sovereign Bancorp, Inc.	2,139,391	54,426
Comerica, Inc.	898,455	53,117
Ambac Financial Group, Inc.	600,152	51,847
* E*TRADE Financial Corp.	2,412,500	51,193
MBIA, Inc.	761,903	49,897
Zions Bancorp	574,510	48,558
Compass Bancshares Inc.	696,764	47,937
Synovus Financial Corp.	1,468,751	47,499
^ SL Green Realty Corp. REIT	330,126	45,287
Unum Group	1,939,114	44,658
M&T Bank Corp.	375,217	43,461
Safeco Corp.	653,558	43,416
Hudson City Bancorp, Inc.	3,033,036	41,492
Health Care Properties Investors REIT	1,136,730	40,956
Plum Creek Timber Co. Inc. REIT	1,001,461	39,478
Cincinnati Financial Corp.	930,243	39,442
^ American Capital Strategies, Ltd.	882,124	39,087
Developers Diversified Realty Corp. REIT	615,585	38,720
* CBOT Holdings, Inc. Class A	208,987	37,931
The Macerich Co. REIT	406,067	37,504
* CB Richard Ellis Group, Inc.	1,082,497	37,000
Torchmark Corp.	554,386	36,362
* Realogy Corp.	1,211,903	35,884
Everest Re Group, Ltd.	367,571	35,349
Commerce Bancorp, Inc.	1,007,258	33,622
Duke Realty Corp. REIT	764,261	33,222
iStar Financial Inc. REIT	705,841	33,055
AMB Property Corp. REIT	559,050	32,867
Regency Centers Corp. REIT	389,654	32,556
Assurant, Inc.	596,946	32,014
Apartment Investment&Management Co. Class A REIT	545,846	31,490
W.R. Berkley Corp.	921,391	30,516
A.G. Edwards&Sons, Inc.	430,369	29,773
Federal Realty Investment Trust REIT	313,167	28,379
Fidelity National Financial, Inc. Class A	1,175,496	28,224
Huntington Bancshares Inc.	1,276,915	27,901
First Horizon National Corp.	669,848	27,819
MGIC Investment Corp.	469,772	27,679
Old Republic International Corp.	1,238,465	27,395
New York Community Bancorp, Inc.	1,548,218	27,233
Leucadia National Corp.	919,500	27,052
Axis Capital Holdings Ltd.	776,053	26,277
* IntercontinentalExchange Inc.	211,421	25,838
* TD Ameritrade Holding Corp.	1,730,929	25,756
* Markel Corp.	51,955	25,189
Radian Group, Inc.	456,146	25,033
^ Liberty Property Trust REIT	511,697	24,930
Popular, Inc.	1,501,104	24,858
Hospitality Properties Trust REIT	526,323	24,632
^ Allied Capital Corp.	852,033	24,547
Forest City Enterprise Class A	367,604	24,328
Eaton Vance Corp.	681,721	24,297
White Mountains Insurance Group Inc.	42,668	24,171
Janus Capital Group Inc.	1,147,711	23,999
First American Corp.	465,263	23,598
UDR, Inc. REIT	762,460	23,347
Associated Banc-Corp	690,150	23,189
Camden Property Trust REIT	319,928	22,494
Annaly Mortgage Management Inc. REIT	1,447,011	22,400
Ventas, Inc. REIT	530,654	22,356
PartnerRe Ltd.	321,959	22,067
SEI Investments Co.	363,974	21,922
Investors Financial Services Corp.	374,575	21,782
Jones Lang LaSalle Inc.	207,143	21,601
Weingarten Realty Investors REIT	448,657	21,338
Nuveen Investments, Inc. Class A	446,225	21,106
^ The St. Joe Co.	400,505	20,950
TD Banknorth, Inc.	647,099	20,811
The PMI Group Inc.	459,730	20,789
UnionBanCal Corp.	317,493	20,135
RenaissanceRe Holdings Ltd.	387,639	19,436
HCC Insurance Holdings, Inc.	628,601	19,361
New Plan Excel Realty Trust REIT	585,456	19,338
Colonial BancGroup, Inc.	778,455	19,267
Rayonier Inc. REIT	433,664	18,648
* Affiliated Managers Group, Inc.	171,185	18,548
Brown&Brown, Inc.	674,360	18,221
Mack-Cali Realty Corp. REIT	380,407	18,119
BRE Properties Inc. Class A REIT	286,639	18,101
Health Care Inc. REIT	408,698	17,942
TCF Financial Corp.	667,853	17,605
Federated Investors, Inc.	475,987	17,478
Taubman Co. REIT	299,211	17,351
* Arch Capital Group Ltd.	252,298	17,209
City National Corp.	229,222	16,871
^ Thornburg Mortgage, Inc. REIT	644,415	16,755
Brandywine Realty Trust REIT	500,294	16,715
Alexandria Real Estate Equities, Inc. REIT	166,306	16,692
Nationwide Financial Services, Inc.	308,266	16,603
Jefferies Group, Inc.	572,691	16,579
CapitalSource Inc. REIT	659,514	16,574
Protective Life Corp.	375,867	16,553
Essex Property Trust, Inc. REIT	125,685	16,274
Commerce Bancshares, Inc.	334,554	16,162
Realty Income Corp. REIT	567,091	15,992
Cullen/Frost Bankers, Inc.	305,380	15,981
Sky Financial Group, Inc.	592,487	15,914
* Nasdaq Stock Market Inc.	535,985	15,763
CBL&Associates Properties, Inc. REIT	350,929	15,736
Arthur J. Gallagher&Co.	554,880	15,720
Valley National Bancorp	621,997	15,705
Raymond James Financial, Inc.	527,471	15,698
Wilmington Trust Corp.	369,139	15,567
Erie Indemnity Co. Class A	293,951	15,512
Webster Financial Corp.	318,318	15,282
Nationwide Health Properties, Inc. REIT	478,692	14,964
* AmeriCredit Corp.	654,250	14,956
* Philadelphia Consolidated Holding Corp.	339,872	14,951
StanCorp Financial Group, Inc.	303,301	14,913
Bank of Hawaii Corp.	280,910	14,897
* Conseco, Inc.	858,813	14,857
HRPT Properties Trust REIT	1,192,045	14,662
Fulton Financial Corp.	982,612	14,277
People's Bank	318,505	14,142
Kilroy Realty Corp. REIT	184,074	13,575
Astoria Financial Corp.	506,512	13,468
The Hanover Insurance Group Inc.	289,711	13,361
^ IndyMac Bancorp, Inc.	401,844	12,879
American Financial Group, Inc.	369,783	12,587
Unitrin, Inc.	267,119	12,573
KKR Financial Corp. REIT	455,279	12,488
Apollo Investment Corp.	567,775	12,150
The First Marblehead Corp.	267,275	11,998
Washington Federal Inc.	494,424	11,599
First Industrial Realty Trust REIT	254,677	11,537
East West Bancorp, Inc.	312,789	11,501
Endurance Specialty Holdings Ltd.	320,318	11,448
Colonial Properties Trust REIT	248,804	11,363
Senior Housing Properties Trust REIT	474,169	11,333
Post Properties, Inc. REIT	246,950	11,293
* Alleghany Corp.	29,866	11,158
Crescent Real Estate, Inc. REIT	555,379	11,141
Waddell&Reed Financial, Inc.	476,194	11,105
Aspen Insurance Holdings Ltd.	422,301	11,069
Digital Realty Trust, Inc. REIT	276,235	11,022
Platinum Underwriters Holdings, Ltd.	338,058	10,845
Whitney Holdings Corp.	354,592	10,843
Highwood Properties, Inc. REIT	269,668	10,649
Corporate Office Properties Trust, Inc. REIT	230,150	10,513
LaSalle Hotel Properties REIT	226,604	10,505
UCBH Holdings, Inc.	562,637	10,476
Montpelier Re Holdings Ltd.	600,606	10,415
First Midwest Bancorp, Inc.	282,907	10,397
Ohio Casualty Corp.	346,306	10,372
International Securities Exchange, Inc.	207,484	10,125
Potlatch Corp. REIT	220,488	10,094
Healthcare Realty Trust Inc. REIT	270,512	10,090
Reinsurance Group of America, Inc.	173,544	10,017
The South Financial Group, Inc.	404,406	9,997
Home Properties, Inc. REIT	187,755	9,915
Delphi Financial Group, Inc.	245,761	9,887
BancorpSouth, Inc.	404,335	9,886
BioMed Realty Trust, Inc. REIT	373,233	9,816
Strategic Hotels and Resorts, Inc. REIT	426,581	9,756
Transatlantic Holdings, Inc.	149,179	9,715
* Investment Technology Group, Inc.	246,767	9,673
FirstMerit Corp.	455,850	9,623
Washington REIT	255,207	9,550
DiamondRock Hospitality Co. REIT	502,048	9,539
Citizens Banking Corp.	428,641	9,499
* SVB Financial Group	195,172	9,483
National Financial Partners Corp.	200,688	9,414
NewAlliance Bancshares, Inc.	580,031	9,402
Spirit Finance Corp. REIT	611,040	9,104
Sterling Financial Corp.	290,427	9,058
Hilb, Rogal and Hamilton Co.	184,604	9,055
Entertainment Properties Trust REIT	149,774	9,024
Cathay General Bancorp	264,478	8,987
* Knight Capital Group, Inc. Class A	566,076	8,967
Zenith National Insurance Corp.	189,479	8,957
Sunstone Hotel Investors, Inc. REIT	326,724	8,906
National Retail Properties REIT	365,011	8,830
Pennsylvania REIT	198,898	8,817
Commerce Group, Inc.	289,332	8,692
* ProAssurance Corp.	169,730	8,682
FelCor Lodging Trust, Inc. REIT	334,076	8,676
The Phoenix Cos., Inc.	613,475	8,515
First Republic Bank	156,658	8,413
Westamerica Bancorporation	174,071	8,385
IPC Holdings Ltd.	290,304	8,375
Umpqua Holdings Corp.	312,064	8,354
First Community Bancorp	147,652	8,348
First Niagara Financial Group, Inc.	596,397	8,296
Longview Fibre Co. REIT	336,467	8,287
Mercury General Corp.	155,908	8,269
Selective Insurance Group	324,289	8,256
Pacific Capital Bancorp	256,045	8,224
Assured Guaranty Ltd.	290,577	7,939
Greater Bay Bancorp	291,069	7,827
UMB Financial Corp.	207,238	7,825
Lexington Realty Trust REIT	370,149	7,821
LandAmerica Financial Group, Inc.	105,061	7,765
Downey Financial Corp.	119,009	7,681
Newcastle Investment Corp. REIT	274,016	7,598
^ American Home Mortgage Investment Corp. REIT	281,283	7,592
Maguire Properties, Inc. REIT	212,828	7,568
Chittenden Corp.	249,547	7,534
American Financial Realty Trust REIT	743,235	7,492
International Bancshares Corp.	251,153	7,452
Trustmark Corp.	265,252	7,438
Mid-America Apartment Communities, Inc. REIT	131,642	7,406
* Piper Jaffray Cos., Inc.	119,042	7,373
^ Redwood Trust, Inc. REIT	141,280	7,372
Cousins Properties, Inc. REIT	218,820	7,190
Tanger Factory Outlet Centers, Inc. REIT	177,824	7,182
United Bankshares, Inc.	201,822	7,070
EastGroup Properties, Inc. REIT	137,632	7,023
Prosperity Bancshares, Inc.	197,479	6,860
Equity Lifestyle Properties, Inc. REIT	126,968	6,858
Cash America International Inc.	166,279	6,817
Inland Real Estate Corp. REIT	362,613	6,650
BOK Financial Corp.	132,805	6,578
Extra Space Storage Inc. REIT	342,696	6,491
MAF Bancorp, Inc.	156,516	6,470
R.L.I. Corp.	117,641	6,462
Old National Bancorp	354,945	6,453
MB Financial, Inc.	178,243	6,419
Glimcher Realty Trust REIT	236,448	6,389
MCG Capital Corp.	337,129	6,325
United Community Banks, Inc.	191,843	6,291
Alabama National BanCorporation	86,147	6,100
Sovran Self Storage, Inc. REIT	109,708	6,079
Omega Healthcare Investors, Inc. REIT	354,126	6,073
Frontier Financial Corp.	243,220	6,068
* Signature Bank	186,372	6,065
Provident Bankshares Corp.	184,038	6,047
Hancock Holding Co.	136,129	5,987
Susquehanna Bancshares, Inc.	255,272	5,920
RAIT Financial Trust REIT	208,719	5,832
^ Ares Capital Corp.	320,165	5,817
F.N.B. Corp.	340,514	5,738
PS Business Parks, Inc. REIT	81,341	5,736
Wintrust Financial Corp.	128,234	5,721
Provident Financial Services Inc.	323,170	5,639
NorthStar Realty Finance Corp. REIT	369,576	5,621
* USI Holdings Corp.	332,097	5,596
Park National Corp.	58,831	5,558
First Citizens BancShares Class A	27,629	5,553
Glacier Bancorp, Inc.	227,388	5,466
Odyssey Re Holdings Corp.	138,157	5,431
optionsXpress Holdings Inc.	230,152	5,418
* GFI Group Inc.	79,610	5,411
* Move, Inc.	971,759	5,384
Boston Private Financial Holdings, Inc.	192,333	5,370
* Argonaut Group, Inc.	165,011	5,340
*^First Federal Financial Corp.	92,664	5,266
U-Store-It Trust REIT	261,495	5,261
Highland Hospitality Corp. REIT	292,887	5,213
Equity Inns, Inc. REIT	313,353	5,133
Infinity Property&Casualty Corp.	109,440	5,128
Central Pacific Financial Co.	139,317	5,095
Equity One, Inc. REIT	191,856	5,084
Max Re Capital Ltd.	197,001	5,020
First BanCorp Puerto Rico	376,512	4,993
Municipal Mortgage&Equity, L.L.C	174,670	4,978
Sterling Bancshares, Inc.	444,551	4,970
Friedman, Billings, Ramsey Group, Inc. REIT	889,211	4,908
National Health Investors REIT	155,338	4,868
Mid-State Bancshares	132,607	4,865
^ TrustCo Bank NY	505,102	4,839
* Universal American Financial Corp.	246,540	4,778
National Penn Bancshares Inc.	252,285	4,768
Ashford Hospitality Trust REIT	391,523	4,675
City Holding Co.	115,464	4,671
Franklin Street Properties Corp. REIT	240,594	4,615
Horace Mann Educators Corp.	223,896	4,601
Hanmi Financial Corp.	236,581	4,509
Brookline Bancorp, Inc.	353,878	4,484
^ Greenhill&Co., Inc.	72,714	4,464
American Equity Investment Life Holding Co.	339,418	4,457
Capitol Federal Financial	116,925	4,421
First Commonwealth Financial Corp.	375,499	4,412
* Navigators Group, Inc.	87,594	4,395
NBT Bancorp, Inc.	183,567	4,301
SWS Group, Inc.	172,022	4,268
Bank Mutual Corp.	367,090	4,174
First Charter Corp.	192,040	4,129
* Investors Bancorp, Inc.	284,551	4,109
Innkeepers USA Trust REIT	251,609	4,096
Anthracite Capital Inc. REIT	335,769	4,029
Student Loan Corp.	21,587	4,013
Parkway Properties Inc. REIT	76,020	3,972
Advanta Corp. Class A	98,881	3,963
* World Acceptance Corp.	98,836	3,948
PFF Bancorp, Inc.	129,613	3,931
Chemical Financial Corp.	131,941	3,931
Kite Realty Group Trust REIT	196,328	3,917
Arbor Realty Trust, Inc. REIT	128,622	3,915
Acadia Realty Trust REIT	149,576	3,900
BankUnited Financial Corp.	183,274	3,887
* First Cash Financial Services, Inc.	169,250	3,771
PrivateBancorp, Inc.	102,857	3,760
First Financial Bankshares, Inc.	89,545	3,745
* Texas Capital Bancshares, Inc.	180,085	3,692
S&T Bancorp, Inc.	111,404	3,681
Calamos Asset Management, Inc.	164,219	3,665
^ ASTA Funding, Inc.	84,689	3,657
Stewart Information Services Corp.	87,359	3,651
CVB Financial Corp.	306,747	3,650
United Fire&Casualty Co.	103,007	3,619
Gramercy Capital Corp. REIT	117,810	3,614
Community Bank System, Inc.	172,587	3,611
Capitol Bancorp Ltd.	97,845	3,606
* Ocwen Financial Corp.	278,664	3,586
Amcore Financial, Inc.	112,695	3,578
Getty Realty Holding Corp. REIT	123,639	3,553
Anchor Bancorp Wisconsin Inc.	124,293	3,524
Westbanco Inc.	114,100	3,522
* EZCORP, Inc.	232,782	3,429
Alfa Corp.	185,244	3,423
Medical Properties Trust Inc. REIT	229,580	3,373
Provident New York Bancorp, Inc.	237,057	3,354
Sun Communities, Inc. REIT	107,716	3,341
* Centennial Bank Holdings Inc.	385,050	3,331
BankAtlantic Bancorp, Inc. Class A	303,034	3,321
Banner Corp.	79,520	3,304
* Affordable Residential Communities	270,153	3,277
Bristol West Holdings, Inc.	147,789	3,276
West Coast Bancorp	102,083	3,264
Cedar Shopping Centers, Inc. REIT	198,294	3,212
LTC Properties, Inc. REIT	123,401	3,197
* Nexcen Brands, Inc.	322,210	3,196
*^LaBranche&Co. Inc.	390,642	3,188
Harleysville National Corp.	177,385	3,161
Saul Centers, Inc. REIT	55,136	3,137
Deerfield Triarc Capital Corp. REIT	209,275	3,137
National Western Life Insurance Co. Class A	12,797	3,133
Placer Sierra Bancshares	115,582	3,128
Financial Federal Corp.	118,130	3,109
* CNA Surety Corp.	146,292	3,087
Community Trust Bancorp Inc.	84,892	3,076
* Western Alliance Bancorp	98,992	3,073
Advance America, Cash Advance Centers, Inc.	198,650	3,057
First Potomac REIT	105,925	3,026
American Campus Communities, Inc. REIT	98,854	2,994
*^Stifel Financial Corp.	67,383	2,985
Tower Group, Inc.	92,312	2,974
^ Corus Bankshares Inc.	173,879	2,966
Northwest Bancorp, Inc.	109,319	2,961
Ramco-Gershenson Properties Trust REIT	81,713	2,918
Nelnet, Inc.	121,698	2,917
* PXRE Group Ltd.	606,694	2,912
Cohen&Steers, Inc.	67,519	2,909
*^Portfolio Recovery Associates, Inc.	65,048	2,904
W Holding Co., Inc.	578,759	2,894
^ U.S. Global Investors, Inc. Class A	112,160	2,889
* MarketAxess Holdings, Inc.	170,636	2,856
Harleysville Group, Inc.	87,756	2,851
* Franklin Bank Corp.	159,454	2,849
FBL Financial Group, Inc. Class A	72,736	2,846
* PICO Holdings, Inc.	66,409	2,836
JER Investors Trust Inc. REIT	147,338	2,802
Independent Bank Corp. (MI)	137,125	2,793
^ Fremont General Corp.	400,240	2,774
State Auto Financial Corp.	86,300	2,773
IBERIABANK Corp.	49,600	2,761
Community Banks, Inc.	113,661	2,713
Cascade Bancorp	104,363	2,707
Mission West Properties Inc. REIT	187,066	2,705
Direct General Corp.	127,115	2,702
* The Bancorp Inc.	103,792	2,699
Capital Trust Class A REIT	58,400	2,661
* Dollar Financial Corp.	105,172	2,661
Sterling Bancorp	146,355	2,649
KNBT Bancorp Inc.	178,938	2,638
* United America Indemnity, Ltd.	113,550	2,634
Bank of the Ozarks, Inc.	91,541	2,629
Sandy Spring Bancorp, Inc.	75,831	2,627
Winston Hotels, Inc. REIT	174,735	2,626
U.S.B. Holding Co., Inc.	115,273	2,616
First Financial Holdings, Inc.	75,482	2,612
Partners Trust Financial Group, Inc.	228,210	2,608
Flagstar Bancorp, Inc.	217,182	2,595
Southwest Bancorp, Inc.	100,977	2,594
* Seabright Insurance Holdings, Inc.	140,279	2,581
MFA Mortgage Investments, Inc. REIT	331,217	2,550
Investors Real Estate Trust REIT	240,545	2,547
Irwin Financial Corp.	136,636	2,547
* Triad Guaranty, Inc.	60,867	2,521
* Tejon Ranch Co.	53,168	2,515
* Pinnacle Financial Partners, Inc.	81,589	2,489
Safety Insurance Group, Inc.	61,984	2,487
Presidential Life Corp.	125,809	2,481
First Financial Bancorp	163,132	2,465
* Tradestation Group Inc.	195,144	2,457
Nara Bancorp, Inc.	139,048	2,435
First Source Corp.	92,684	2,426
First Financial Corp. (IN)	78,178	2,420
Suffolk Bancorp	74,346	2,400
Gamco Investors Inc. Class A	55,386	2,400
21st Century Insurance Group	112,952	2,395
First Indiana Corp.	109,559	2,394
Midland Co.	56,206	2,384
GMH Communities Trust REIT	236,932	2,367
TierOne Corp.	87,337	2,362
Coastal Financial Corp.	150,355	2,350
Integra Bank Corp.	105,327	2,348
TriCo Bancshares	98,512	2,332
^ Impac Mortgage Holdings, Inc. REIT	465,118	2,326
*^CompuCredit Corp.	74,328	2,321
* Community Bancorp	75,431	2,320
Ameris Bancorp	94,749	2,320
Columbia Banking System, Inc.	68,625	2,315
Heritage Commerce Corp.	90,756	2,313
Resource America, Inc.	96,956	2,291
Consolidated-Tomoka Land Co.	30,319	2,288
Luminent Mortgage Capital, Inc. REIT	254,303	2,273
* Virginia Commerce Bancorp, Inc.	104,717	2,267
First Merchants Corp.	95,483	2,265
Wilshire Bancorp Inc.	136,130	2,233
First Bancorp (NC)	104,031	2,224
^ Seacoast Banking Corp. of Florida	97,591	2,212
Union Bankshares Corp.	84,878	2,202
Renasant Corp.	88,948	2,195
Sterling Financial Corp. (PA)	98,123	2,178
* American Physicians Capital, Inc.	54,213	2,173
* Sun Bancorp, Inc. (NJ)	116,816	2,172
Independent Bank Corp. (MA)	65,751	2,166
* Citizens, Inc.	295,062	2,157
First State Bancorporation	94,704	2,136
* First Regional Bancorp	71,633	2,128
Washington Trust Bancorp, Inc.	79,225	2,124
Cardinal Financial Corp.	212,322	2,119
Old Second Bancorp, Inc.	77,234	2,116
Mainsource Financial Group, Inc.	123,618	2,099
S.Y. Bancorp, Inc.	84,268	2,095
Simmons First National Corp.	68,704	2,066
Hersha Hospitality Trust REIT	174,248	2,053
Capital Lease Funding, Inc. REIT	189,107	2,025
Donegal Group Inc. Class A	118,713	2,016
Universal Health Realty Income REIT	56,359	2,015
* Penson Worldwide, Inc.	66,140	1,997
Kearny Financial Corp.	138,438	1,991
Government Properties Trust, Inc. REIT	185,367	1,983
North Valley Bancorp	78,741	1,979
Bank of Granite Corp.	108,903	1,952
Republic Bancorp, Inc. Class A	85,842	1,941
Dime Community Bancshares	146,474	1,938
Yardville National Bancorp	53,365	1,938
* Superior Bancorp	179,394	1,937
* FPIC Insurance Group, Inc.	43,135	1,927
AmericanWest Bancorporation	87,918	1,894
Oriental Financial Group Inc.	160,215	1,887
First Place Financial Corp.	87,327	1,873
Technology Investment Capital Corp.	110,678	1,872
Peoples Bancorp, Inc.	70,860	1,871
Peapack Gladstone Financial Corp.	59,951	1,827
Pennfed Financial Services, Inc.	84,150	1,824
Center Financial Corp.	91,763	1,814
Associated Estates Realty Corp. REIT	128,359	1,809
Bancorp Rhode Island Inc.	41,900	1,802
Anworth Mortgage Asset Corp. REIT	183,669	1,794
Security Bank Corp.	88,381	1,780
BRT Realty Trust REIT	58,814	1,776
^ Lakeland Bancorp, Inc.	130,372	1,767
^ Smithtown Bancorp, Inc.	67,545	1,756
City Bank Lynnwood (WA)	54,249	1,742
Tompkins Trustco, Inc.	41,575	1,740
* Asset Acceptance Capital Corp.	112,277	1,737
* Meadowbrook Insurance Group, Inc.	157,300	1,729
^ Monmouth Real Estate Investment Corp. REIT	198,559	1,712
Alesco Financial, Inc. REIT	195,921	1,707
Winthrop Realty Trust Inc. REIT	258,052	1,706
Education Realty Trust, Inc. REIT	114,962	1,699
^ First Busey Corp.	79,066	1,694
* Amerisafe Inc.	88,900	1,676
Advanta Corp. Class B	38,060	1,669
BankFinancial Corp.	102,371	1,666
Flushing Financial Corp.	101,800	1,652
Mercantile Bank Corp.	50,818	1,651
WSFS Financial Corp.	25,366	1,636
^ West Bancorporation	108,256	1,634
^ MBT Financial Corp.	126,503	1,633
Capital City Bank Group, Inc.	48,502	1,615
Westfield Financial, Inc.	150,542	1,614
Midwest Banc Holdings, Inc.	90,810	1,608
Clifton Savings Bancorp, Inc.	134,054	1,601
Eastern Virginia Bankshares, Inc.	70,122	1,600
Great Southern Bancorp, Inc.	54,347	1,591
CoBiz Inc.	79,247	1,578
Univest Corp. of Pennsylvania	63,647	1,577
Capital Corp. of the West	59,282	1,574
Commercial Bankshares, Inc.	32,065	1,567
* Pacific Mercantile Bancorp	109,728	1,558
*^Doral Financial Corp.	945,011	1,550
Preferred Bank, Los Angeles	39,327	1,542
ITLA Capital Corp.	29,266	1,522
Beverly Hills Bancorp Inc.	200,087	1,521
Hercules Technology Growth Capital, Inc.	110,334	1,512
National Bankshares, Inc.	63,706	1,510
BancTrust Financial Group, Inc.	71,236	1,507
Horizon Financial Corp.	68,101	1,504
Scottish Re Group Ltd.	372,310	1,497
^ Macatawa Bank Corp.	81,173	1,494
National Health Realty Inc. REIT	63,514	1,493
^ Southside Bancshares, Inc.	64,842	1,486
^ Enstar Group Ltd.	15,054	1,485
* First Acceptance Corp.	138,502	1,450
*^Accredited Home Lenders Holding Co.	154,213	1,430
Greene County Bancshares	41,855	1,419
EMC Insurance Group, Inc.	54,759	1,413
Urstadt Biddle Properties Class A REIT	72,206	1,412
Provident Financial Holdings, Inc.	51,063	1,405
SCBT Financial Corp.	38,663	1,402
Capital Southwest Corp.	9,097	1,398
Omega Financial Corp.	48,552	1,384
* Intervest Bancshares Corp.	48,177	1,383
^ Vineyard National Bancorp Co.	59,838	1,379
BancFirst Corp.	29,743	1,379
^ Ames National Corp.	64,171	1,362
^ Centerstate Banks of Florida	76,871	1,358
*^Harris&Harris Group, Inc.	105,111	1,358
Medallion Financial Corp.	118,493	1,356
Oak Hill Financial, Inc.	54,814	1,351
LSB Corp.	81,420	1,339
Rainier Pacific Financial Group Inc.	67,340	1,337
Berkshire Hills Bancorp, Inc.	39,336	1,324
Arrow Financial Corp.	59,047	1,323
NYMAGIC, Inc.	32,032	1,309
United Community Financial Corp.	117,555	1,299
Fieldstone Investment Corp. REIT	422,043	1,296
One Liberty Properties, Inc. REIT	56,133	1,280
Willow Grove Bancorp, Inc.	98,939	1,276
Firstbank Corp.	59,160	1,272
CFS Bancorp, Inc.	84,775	1,271
Brooke Corp.	105,338	1,268
* United PanAm Financial Corp.	101,447	1,268
* Republic First Bancorp, Inc.	97,856	1,260
* PMA Capital Corp. Class A	133,305	1,252
^ Novastar Financial, Inc. REIT	250,100	1,251
Thomas Properties Group, Inc.	79,454	1,233
Lakeland Financial Corp.	54,311	1,233
First of Long Island Corp.	27,683	1,230
Abington Community Bankcorp, Inc.	61,881	1,229
HMN Financial, Inc.	36,263	1,227
German American Bancorp	91,948	1,222
State Bancorp, Inc.	61,323	1,209
Citizens 1st Bancorp, Inc.	52,254	1,190
Comm Bancorp, Inc.	23,807	1,182
First Community Bancshares, Inc.	30,272	1,181
Federal Agricultural Mortgage Corp. Class C	42,109	1,145
* Great Lakes Bancorp, Inc.	95,004	1,140
Financial Institutions, Inc.	56,499	1,134
LSB Bancshares, Inc.	76,587	1,122
Cadence Financial Corp.	56,014	1,120
Virginia Financial Group, Inc.	42,795	1,110
^ First South Bancorp, Inc.	36,028	1,106
* Thomas Weisel Partners Group, Inc.	57,801	1,099
^ Home Bancshares Inc.	49,784	1,098
* Clayton Holdings, Inc.	71,255	1,093
* Rewards Network Inc.	204,761	1,085
* First Mariner Bancorp, Inc.	71,223	1,083
Bryn Mawr Bank Corp.	46,291	1,072
FNB Corp. (VA)	29,774	1,067
^ MVC Capital, Inc.	68,000	1,064
* Consumer Portfolio Services, Inc.	171,198	1,053
Capstead Mortgage Corp. REIT	104,519	1,044
Capital Bank Corp.	60,385	1,042
* BFC Financial Corp.	235,672	1,037
Resource Capital Corp. REIT	63,800	1,030
NetBank, Inc.	464,909	1,027
^ W.P. Stewart&Co., Ltd.	102,004	1,027
^ HomeBanc Corp. REIT	291,068	1,016
America First Apartment Investors, Inc. REIT	49,683	1,008
Heritage Financial Corp.	39,899	997
Taylor Capital Group, Inc.	28,443	996
Parkvale Financial Corp.	34,073	995
Republic Property Trust REIT	86,427	993
^ TF Financial Corp.	32,191	982
Sanders Morris Harris Group Inc.	92,165	982
Greater Community Bancorp	55,628	967
Royal Bancshares of Pennsylvania, Inc.	40,393	959
* Quanta Capital Holdings Ltd.	453,570	948
American Mortgage Acceptance Co. REIT	105,290	941
Gladstone Commercial Corp. REIT	46,689	936
Baldwin&Lyons, Inc. Class B	36,751	935
Independence Holding Co.	42,503	920
Camden National Corp.	20,290	881
Team Financial, Inc.	57,424	870
^ Gladstone Capital Corp.	36,642	868
Middleburg Financial Corp.	26,602	867
UMH Properties, Inc. REIT	56,273	855
United Security Bancshares, Inc.	28,958	852
Crawford&Co. Class B	146,514	850
First M&F Corp.	45,804	843
^ Shore Bancshares, Inc.	31,844	842
^ LNB Bancorp, Inc.	53,770	841
Heartland Financial USA, Inc.	31,265	836
* Stratus Properties Inc.	24,710	831
* KMG America Corp.	178,387	826
Merchants Bancshares, Inc.	35,839	820
Exchange National Bancshares, Inc.	22,224	803
* Primus Guaranty, Ltd.	65,103	801
American National Bankshares Inc.	34,418	788
OceanFirst Financial Corp.	45,221	785
Farmers Capital Bank Corp.	26,392	775
Citizens South Banking Corp.	61,573	769
Federal Agricultural Mortgage Corp. Class A	38,986	768
* Credit Acceptance Corp.	28,000	761
Compass Diversified Trust	45,088	756
*^Ladenburg Thalmann Financial Services, Inc.	280,000	748
^ Center Bancorp, Inc.	47,554	742
TIB Financial Corp.	49,378	741
Rome Bancorp, Inc.	59,769	732
Habersham Bancorp	31,879	732
Agree Realty Corp. REIT	21,172	723
^ Enterprise Financial Services Corp.	25,539	715
* Marlin Business Services Inc.	32,652	714
First Pactrust Bancorp	27,678	714
Opteum Inc. REIT	158,313	712
Massbank Corp.	21,544	707
* Ampal-American Israel Corp.	160,611	705
* United Capital Corp.	20,338	694
Urstadt Biddle Properties REIT	37,652	683
* First Keystone Financial, Inc.	34,444	679
* Encore Capital Group, Inc.	68,093	677
First Federal Bancshares of Arkansas, Inc.	28,537	675
Gladstone Investment Corp.	45,016	669
American Land Lease, Inc. REIT	26,606	665
Codorus Valley Bancorp, Inc.	34,850	663
* MCF Corp.	149,425	657
* Wauwatosa Holdings, Inc.	37,566	657
First Defiance Financial Corp.	22,225	638
Synergy Financial Group, Inc.	40,270	630
Home Federal Bancorp	21,542	629
PremierWest Bancorp	44,991	608
New York Mortgage Trust, Inc. REIT	232,300	590
First United Corp.	25,580	576
ProCentury Corp.	24,568	570
Alliance Bancorp, Inc. of Pennsylvania	61,809	566
* SCPIE Holdings Inc.	24,200	549
^ Citizens&Northern Corp.	26,251	541
Origen Financial, Inc. REIT	77,571	540
FNB Corp. (NC)	31,453	527
Investors Title Co.	10,424	525
FNB Financial Services Corp.	34,179	524
Jefferson Bancshares, Inc.	40,793	521
Pulaski Financial Corp.	33,311	520
^ GB&T Bancshares, Inc.	27,629	501
Camco Financial Corp.	38,680	497
Unity Bancorp, Inc.	41,371	491
^ Delta Financial Corp.	56,490	467
ECC Capital Corp. REIT	1,163,977	466
ESB Financial Corp.	42,244	460
MutualFirst Financial Inc.	23,059	454
Century Bancorp, Inc. Class A	16,602	444
Wainwright Bank&Trust Co.	34,746	444
Cheviot Financial Corp.	32,800	438
K-Fed Bancorp	21,821	408
Pamrapo Bancorp, Inc.	17,905	407
ECB Bancorp, Inc.	12,114	406
Leesport Financial Corp.	18,731	405
Commercial National Financial Corp.	21,200	404
* Ameriserv Financial Inc.	84,247	402
Patriot Capital Funding Inc.	28,269	401
* Newtek Business Services, Inc.	197,432	401
Horizon Bancorp Indiana	13,935	375
James River Group Inc.	11,716	367
^ United Security Bancshares (CA)	19,074	364
Columbia Bancorp (OR)	15,010	360
* Penn Treaty American Corp.	58,945	357
Merchants Group, Inc.	10,697	354
Yadkin Valley Bank and Trust Co.	18,048	351
First Fed Bankshares Inc	16,300	350
PMC Commercial Trust REIT	23,671	347
Charter Financial Corp.	7,144	343
Meta Financial Group, Inc.	10,914	340
* Horizon Group Properties, Inc. REIT	48,293	338
* American Independence Corp.	31,825	334
Crescent Banking Co.	6,827	296
Cogdell Spencer Inc. REIT	13,700	289
Ameriana Bancorp	25,207	286
First Security Group Inc.	24,071	274
Atlantic Coast Federal Corp.	14,295	273
Hingham Institution for Savings	7,800	269
Investors Capital Holdings, Ltd.	49,100	269
Abigail Adams National Bancorp., Inc.	19,176	265
HopFed Bancorp, Inc.	16,180	258
*^HouseValues, Inc.	50,440	255
Wayne Savings Bancshares, Inc.	17,951	251
BCSB Bankcorp, Inc.	16,482	249
* Pennsylvania Commerce Bancorp, Inc.	8,679	247
^ Colony Bankcorp, Inc.	11,852	244
The Washington Savings Bank	28,400	241
Vestin Realty Mortgage II, Inc. REIT	45,240	238
^ Sierra Bancorp	8,393	236
Penns Woods Bancorp, Inc.	6,460	227
Northern States Financial Corp.	10,458	222
* Wellsford Real Properties Inc.	28,274	221
Hanover Capital Mortgage Holdings, Inc. REIT	50,485	220
Southern Community Financial Corp.	19,391	199
Norwood Financial Corp	6,091	190
* American Realty Investors, Inc.	20,370	165
California National Bancorp	12,207	161
*^Temecula Valley Bancorp, Inc.	5,646	121
* Transcontinental Realty Investors, Inc. REIT	9,100	116
* AMV Liquidating Trust	289,511	116
* RAM Holdings Ltd.	7,000	107
* Grubb&Ellis Co.	8,600	101
* Financial Industries Corp.	15,049	100
Cascade Financial Corp.	2,643	46
First National Lincoln Corp.	2,600	41
* First Albany Cos. Inc.	22,600	36
Pacific Continental Corp.	1,755	33
PAB Bankshares, Inc.	500	9
Mills Corp. REIT	252	6
* Vesta Insurance Group, Inc.	59,142	-

		19,452,425

Health Care (11.8%)
Pfizer Inc.	40,729,247	1,028,821
Johnson&Johnson	16,377,229	986,892
Merck&Co., Inc.	12,263,261	541,668
Abbott Laboratories	8,670,020	483,787
UnitedHealth Group Inc.	7,608,602	403,028
Wyeth	7,606,967	380,577
* Amgen, Inc.	6,589,213	368,205
Medtronic, Inc.	6,503,072	319,041
Eli Lilly&Co.	5,752,774	308,981
Bristol-Myers Squibb Co.	11,109,315	308,395
* WellPoint Inc.	3,502,340	284,040
* Genentech, Inc.	2,679,463	220,038
Schering-Plough Corp.	8,375,447	213,658
* Gilead Sciences, Inc.	2,597,762	198,729
Baxter International, Inc.	3,697,221	194,733
Cardinal Health, Inc.	2,288,039	166,912
Aetna Inc.	2,949,304	129,150
* Medco Health Solutions, Inc.	1,657,878	120,246
* Zimmer Holdings, Inc.	1,348,346	115,162
* Celgene Corp.	2,104,175	110,385
* Thermo Fisher Scientific, Inc.	2,305,718	107,792
Stryker Corp.	1,610,134	106,784
Becton, Dickinson&Co.	1,382,357	106,289
* Boston Scientific Corp.	7,078,781	102,925
Allergan, Inc.	856,113	94,875
McKesson Corp.	1,588,505	92,991
* Forest Laboratories, Inc.	1,789,312	92,042
* Genzyme Corp.	1,484,996	89,129
* Biogen Idec Inc.	1,904,803	84,535
CIGNA Corp.	579,398	82,657
* St. Jude Medical, Inc.	1,997,226	75,116
AmerisourceBergen Corp.	1,139,735	60,121
Biomet, Inc.	1,315,857	55,911
* Humana Inc.	939,143	54,489
* Express Scripts Inc.	651,192	52,564
* Laboratory Corp. of America Holdings	708,545	51,462
* Coventry Health Care Inc.	901,303	50,518
* MedImmune Inc.	1,352,246	49,208
Quest Diagnostics, Inc.	938,457	46,801
C.R. Bard, Inc.	582,004	46,275
* Health Net Inc.	658,734	35,446
* Varian Medical Systems, Inc.	734,809	35,043
* Hospira, Inc.	837,128	34,239
IMS Health, Inc.	1,123,084	33,311
* Waters Corp.	573,889	33,286
* DaVita, Inc.	588,193	31,362
Applera Corp.-Applied Biosystems Group	1,036,095	30,637
Mylan Laboratories, Inc.	1,384,817	29,275
* Sepracor Inc.	620,176	28,919
* Henry Schein, Inc.	500,894	27,639
*^Amylin Pharmaceuticals, Inc.	736,727	27,524
Omnicare, Inc.	687,386	27,337
* King Pharmaceuticals, Inc.	1,375,428	27,055
DENTSPLY International Inc.	816,767	26,749
* Barr Pharmaceuticals Inc.	572,341	26,528
* Triad Hospitals, Inc.	498,453	26,044
* Cephalon, Inc.	345,140	24,577
* Intuitive Surgical, Inc.	198,700	24,156
Manor Care, Inc.	419,194	22,787
Beckman Coulter, Inc.	353,044	22,556
* Patterson Cos	628,316	22,299
* Millipore Corp.	302,815	21,945
* Cytyc Corp.	636,615	21,779
* ResMed Inc.	429,985	21,658
* Covance, Inc.	362,633	21,519
* Endo Pharmaceuticals Holdings, Inc.	717,270	21,088
* Millennium Pharmaceuticals, Inc.	1,790,546	20,341
Pharmaceutical Product Development, Inc.	598,306	20,157
* Vertex Pharmaceuticals, Inc.	712,550	19,980
* Cerner Corp.	353,538	19,250
Dade Behring Holdings Inc.	437,744	19,195
* Lincare Holdings, Inc.	523,297	19,179
* Community Health Systems, Inc.	538,034	18,966
Hillenbrand Industries, Inc.	312,698	18,565
* Invitrogen Corp.	278,798	17,745
* Charles River Laboratories, Inc.	378,763	17,522
* Respironics, Inc.	414,132	17,389
* VCA Antech, Inc.	473,832	17,205
* Tenet Healthcare Corp.	2,673,732	17,192
PerkinElmer, Inc.	700,087	16,956
Universal Health Services Class B	295,914	16,944
* Edwards Lifesciences Corp.	327,683	16,614
* WellCare Health Plans Inc.	184,268	15,709
* Pediatrix Medical Group, Inc.	274,642	15,671
* ImClone Systems, Inc.	384,158	15,662
Bausch&Lomb, Inc.	304,344	15,570
* Hologic, Inc.	269,185	15,516
* IDEXX Laboratories Corp.	176,993	15,510
Health Management Associates Class A	1,362,097	14,806
* Watson Pharmaceuticals, Inc.	552,948	14,614
* Kinetic Concepts, Inc.	279,783	14,168
* Gen-Probe Inc.	295,822	13,927
* PDL BioPharma Inc.	621,678	13,490
* Emdeon Corp.	881,669	13,340
*^Advanced Medical Optics, Inc.	335,695	12,488
* Techne Corp.	212,732	12,147
* Sierra Health Services, Inc.	291,840	12,015
Cooper Cos., Inc.	239,355	11,637
* Affymetrix, Inc.	385,434	11,590
* Psychiatric Solutions, Inc.	287,368	11,584
* Kyphon Inc.	254,561	11,491
* Immucor Inc.	385,185	11,336
* LifePoint Hospitals, Inc.	293,966	11,235
* OSI Pharmaceuticals, Inc.	323,651	10,680
* Varian, Inc.	174,565	10,170
* Sunrise Senior Living, Inc.	256,308	10,129
* MGI Pharma, Inc.	447,654	10,059
* Inverness Medical Innovations, Inc.	228,711	10,013
* Illumina, Inc.	339,001	9,933
Mentor Corp.	214,599	9,872
STERIS Corp.	367,316	9,756
^ Medicis Pharmaceutical Corp.	311,147	9,590
Valeant Pharmaceuticals International	525,859	9,092
* AMERIGROUP Corp.	296,353	9,009
^ Brookdale Senior Living Inc.	201,596	9,003
* Magellan Health Services, Inc.	214,351	9,003
* BioMarin Pharmaceutical Inc.	518,472	8,949
* Alkermes, Inc.	569,025	8,786
* Healthways, Inc.	187,131	8,748
West Pharmaceutical Services, Inc.	186,231	8,647
* Medarex, Inc.	657,250	8,505
* American Medical Systems Holdings, Inc.	401,145	8,492
* Myriad Genetics, Inc.	244,789	8,435
*^Alexion Pharmaceuticals, Inc.	194,925	8,429
Owens&Minor, Inc. Holding Co.	228,291	8,385
* Apria Healthcare Group Inc.	258,021	8,321
* PSS World Medical, Inc.	383,396	8,105
* Ventana Medical Systems, Inc.	190,332	7,975
Perrigo Co.	445,218	7,863
* United Surgical Partners International, Inc.	253,675	7,816
* Allscripts Healthcare Solutions, Inc.	288,785	7,742
Chemed Corp.	158,081	7,740
* Dionex Corp.	111,618	7,602
* Biosite Inc.	87,973	7,387
* Bio-Rad Laboratories, Inc. Class A	103,968	7,261
* Human Genome Sciences, Inc.	681,159	7,234
* Haemonetics Corp.	152,751	7,141
* The Medicines Co.	283,814	7,118
* Cubist Pharmaceuticals, Inc.	321,835	7,103
*^United Therapeutics Corp.	131,738	7,085
* Genesis Healthcare Corp.	111,131	7,013
* Kindred Healthcare, Inc.	211,504	6,933
* Theravance, Inc.	230,799	6,809
*^Onyx Pharmaceuticals, Inc.	273,895	6,804
* Regeneron Pharmaceuticals, Inc.	314,539	6,800
*^Nektar Therapeutics	516,216	6,742
* inVentiv Health, Inc.	172,573	6,608
*^Dendreon Corp.	484,337	6,262
* Thoratec Corp.	291,169	6,085
Alpharma, Inc. Class A	250,563	6,034
* Applera Corp.-Celera Genomics Group	419,165	5,952
* Par Pharmaceutical Cos. Inc.	235,578	5,918
* Exelixis, Inc.	592,920	5,894
* ArthroCare Corp.	163,042	5,876
* ViroPharma Inc.	398,871	5,724
* K-V Pharmaceutical Co. Class A	229,056	5,665
* The TriZetto Group, Inc.	276,760	5,538
* Viasys Healthcare Inc.	156,740	5,328
* LifeCell Corp.	210,691	5,261
PolyMedica Corp.	123,180	5,214
* Digene Corp.	122,768	5,207
* Healthspring, Inc.	202,410	4,767
* PAREXEL International Corp.	129,907	4,673
* Centene Corp.	222,524	4,671
* Pharmion Corp.	175,199	4,606
* Sciele Pharma, Inc.	193,241	4,576
Analogic Corp.	72,413	4,553
^ LCA-Vision Inc.	109,772	4,522
* Integra LifeSciences Holdings	98,776	4,502
*^Align Technology, Inc.	277,417	4,400
* Dendrite International, Inc.	278,441	4,360
* Palomar Medical Technologies, Inc.	108,989	4,354
*^Martek Biosciences Corp.	209,309	4,316
* HealthExtras, Inc.	148,887	4,285
* Isis Pharmaceuticals, Inc.	457,558	4,242
* AmSurg Corp.	172,271	4,219
* Adams Respiratory Therapeutics, Inc.	124,967	4,203
* Eclipsys Corp.	212,955	4,104
* Savient Pharmaceuticals Inc.	340,059	4,088
* Conceptus, Inc.	203,196	4,064
* CONMED Corp.	138,819	4,058
* Wright Medical Group, Inc.	181,682	4,050
* DJ Orthopedics Inc.	105,352	3,993
*^Neurocrine Biosciences, Inc.	307,157	3,839
* Tanox, Inc.	203,610	3,820
* Amedisys Inc.	116,692	3,784
Cambrex Corp.	152,961	3,763
* New River Pharmaceuticals Inc.	58,375	3,714
*^InterMune Inc.	149,459	3,686
* AMN Healthcare Services, Inc.	160,363	3,628
* Ligand Pharmaceuticals Inc. Class B	358,306	3,612
* Matria Healthcare, Inc.	136,322	3,593
* Advanced Magnetics, Inc.	59,577	3,591
* Noven Pharmaceuticals, Inc.	154,200	3,577
* Greatbatch, Inc.	139,885	3,567
* Cross Country Healthcare, Inc.	194,569	3,547
* Nuvasive, Inc.	148,896	3,536
* Salix Pharmaceuticals, Ltd.	277,690	3,499
*^SurModics, Inc.	96,289	3,466
* Progenics Pharmaceuticals, Inc.	146,199	3,462
Arrow International, Inc.	102,480	3,296
* Orthofix International N.V	63,548	3,244
* Bruker BioSciences Corp.	306,249	3,222
Invacare Corp.	180,410	3,146
* SonoSite, Inc.	110,661	3,127
* Omnicell, Inc.	146,381	3,062
* HMS Holdings Corp.	138,966	3,043
* Theragenics Corp.	474,936	2,973
*^Geron Corp.	420,759	2,945
* Abaxis, Inc.	120,126	2,928
* Abraxis Bioscience, Inc.	108,748	2,905
* Pozen Inc.	193,432	2,853
* Keryx Biopharmaceuticals, Inc.	270,881	2,850
*^eResearch Technology, Inc.	362,542	2,850
* Quidel Corp.	232,320	2,788
* Zymogenetics, Inc.	176,498	2,746
* Cepheid, Inc.	229,079	2,721
* Foxhollow Technologies Inc.	129,213	2,699
* Res-Care, Inc.	153,468	2,686
Sirona Dental Systems Inc.	77,793	2,681
*^Rochester Medical Corp.	116,494	2,654
* Molina Healthcare Inc.	86,383	2,642
* Cyberonics, Inc.	138,738	2,606
*^Enzon Pharmaceuticals, Inc.	314,439	2,563
* Zoll Medical Corp.	95,886	2,555
* Indevus Pharmaceuticals, Inc.	360,978	2,552
*^Momenta Pharmaceuticals, Inc.	195,737	2,537
Meridian Bioscience Inc.	90,869	2,523
* Odyssey Healthcare, Inc.	191,991	2,521
* Incyte Corp.	381,761	2,516
* Arena Pharmaceuticals, Inc.	228,732	2,484
* Kendle International Inc.	69,798	2,479
* Vital Images, Inc.	74,281	2,471
*^BioLase Technology, Inc.	253,757	2,469
*^Telik, Inc.	448,705	2,436
Option Care, Inc.	183,092	2,435
*^MannKind Corp.	167,553	2,396
* IntraLase Corp.	95,576	2,387
Datascope Corp.	65,848	2,383
* XOMA Ltd.	820,580	2,371
*^CV Therapeutics, Inc.	300,664	2,366
* Array BioPharma Inc.	184,270	2,340
Landauer, Inc.	44,957	2,269
*^Adolor Corp.	258,792	2,264
* Acorda Therapeutics Inc.	115,600	2,245
*^Stereotaxis Inc.	187,540	2,232
* Volcano Corp.	123,114	2,217
* Enzo Biochem, Inc.	145,275	2,191
* Lifecore Biomedical Inc.	115,726	2,172
*^Monogram Biosciences, Inc.	1,107,915	2,149
* Microtek Medical Holdings, Inc.	448,256	2,134
* Cypress Bioscience, Inc.	276,536	2,102
* Gentiva Health Services, Inc.	104,036	2,098
*^Alnylam Pharmaceuticals Inc.	116,576	2,098
* I-Flow Corp.	141,775	2,090
*^IRIS International, Inc.	148,749	2,075
* SuperGen, Inc.	349,061	2,059
* ICU Medical, Inc.	52,135	2,044
* Symbion, Inc.	103,524	2,030
* Symmetry Medical Inc.	124,228	2,029
* Bradley Pharmaceuticals, Inc.	105,323	2,021
* CorVel Corp.	66,650	2,016
* Horizon Health Corp.	102,260	1,999
* Spectranetics Corp.	186,452	1,995
* US Physical Therapy, Inc.	142,952	1,990
* America Service Group Inc.	118,533	1,976
* Rigel Pharmaceuticals, Inc.	181,807	1,974
*^Penwest Pharmaceuticals Co.	194,387	1,959
*^Diversa Corp.	248,158	1,938
* Halozyme Therapeutics Inc	239,500	1,930
* Luminex Corp.	140,538	1,928
* Hooper Holmes, Inc.	431,041	1,927
* Pharmanet Development Group, Inc.	73,700	1,916
* Cholestech Corp.	110,120	1,898
* Vanda Parmaceuticals, Inc.	77,400	1,885
* Xenoport Inc.	67,120	1,870
* Somanetics Corp.	93,507	1,865
* Nabi Biopharmaceuticals	350,861	1,863
* Radiation Therapy Services, Inc.	60,601	1,857
* Sun Healthcare Group Inc.	149,678	1,849
* Bentley Pharmaceuticals, Inc.	225,083	1,843
* Kensey Nash Corp.	59,703	1,821
* Inspire Pharmaceuticals, Inc.	310,903	1,772
Vital Signs, Inc.	33,704	1,752
* Air Methods Corp.	72,640	1,745
*^Pain Therapeutics, Inc.	222,428	1,744
* Angiodynamics Inc.	102,286	1,728
* Pediatric Services of America	121,710	1,720
* LHC Group Inc.	52,548	1,704
*^Peregrine Pharmaceuticals, Inc.	1,731,904	1,697
* Endologix, Inc.	431,122	1,694
* Cutera, Inc.	46,340	1,677
*^Matrixx Initiatives, Inc.	102,730	1,669
* Maxygen Inc.	149,299	1,665
*^Cell Therapeutics, Inc.	1,017,489	1,618
* Accelrys Inc.	251,077	1,602
* Candela Corp.	138,959	1,587
* American Dental Partners, Inc.	72,858	1,583
* Panacos Pharmaceuticals Inc.	338,718	1,568
* Durect Corp.	373,497	1,554
* Lexicon Genetics Inc.	425,453	1,544
* Medical Action Industries Inc.	64,562	1,543
Computer Programs and Systems, Inc.	56,868	1,525
* Merit Medical Systems, Inc.	121,365	1,523
* NMT Medical, Inc.	111,661	1,519
* Omrix Biopharmaceuticals, Inc.	39,625	1,516
*^Vion Pharmaceuticals, Inc.	898,143	1,509
*^Novavax, Inc.	581,758	1,507
* Aspect Medical Systems, Inc.	95,568	1,490
* Albany Molecular Research, Inc.	150,641	1,484
* PRA International	68,760	1,482
*^Aastrom Biosciences, Inc.	1,068,642	1,475
*^Emeritus Corp.	43,663	1,474
* Bio-Reference Laboratories, Inc.	57,888	1,470
* OraSure Technologies, Inc.	199,352	1,465
* MedCath Corp.	53,555	1,462
* HealthTronics Surgical Services, Inc.	271,112	1,461
* Nighthawk Radiology Holdings, Inc.	79,700	1,450
* GTx, Inc.	70,833	1,445
* Exactech, Inc.	90,121	1,432
*^ev3 Inc.	72,403	1,426
* Phase Forward Inc.	107,799	1,415
*^Emageon Inc.	126,583	1,392
* Bioveris Corp.	104,615	1,390
* VistaCare, Inc.	158,779	1,381
* ARIAD Pharmaceuticals, Inc.	307,466	1,381
* RehabCare Group, Inc.	86,259	1,369
*^Immunomedics Inc.	297,739	1,364
*^Nastech Pharmaceutical Co., Inc.	125,421	1,353
*^ThermoGenesis Corp.	364,041	1,325
*^ABIOMED, Inc.	96,669	1,320
* SciClone Pharmaceuticals, Inc.	483,177	1,319
* Nutraceutical International Corp.	79,249	1,308
* ImmunoGen, Inc.	272,154	1,304
* Strategic Diagnostics Inc.	252,888	1,295
* Repligen Corp.	408,277	1,290
* Nuvelo, Inc.	349,900	1,288
* Medical Staffing Network Holdings, Inc.	199,715	1,268
* Anika Resh Inc.	101,535	1,254
Psychemedics Corp.	73,937	1,253
* Senomyx, Inc.	100,813	1,248
* Third Wave Technologies	242,445	1,236
National Healthcare Corp.	24,203	1,234
* SONUS Pharmaceuticals, Inc.	243,893	1,227
* Cell Genesys, Inc.	289,950	1,218
* Natus Medical Inc.	68,526	1,218
* Auxilium Pharmaceuticals, Inc.	82,700	1,214
*^Encysive Pharmaceuticals, Inc.	442,862	1,200
*^Hythiam Inc.	174,400	1,186
* Regeneration Technologies, Inc.	163,122	1,183
* Collagenex Pharmaceuticals, Inc.	86,519	1,169
*^StemCells, Inc.	462,450	1,165
*^Santarus Inc.	164,977	1,161
*^ADVENTRX Pharmaceuticals, Inc.	462,200	1,156
* Possis Medical Inc.	87,212	1,135
*^deCODE genetics, Inc.	310,293	1,133
*^Acadia Pharmaceuticals Inc.	75,042	1,127
* Hanger Orthopedic Group, Inc.	96,386	1,125
* Seattle Genetics, Inc.	136,726	1,120
* Vivus, Inc.	215,657	1,106
* CryoLife Inc.	131,458	1,106
* National Dentex Corp.	77,745	1,095
* STAAR Surgical Co.	197,676	1,089
* ArQule, Inc.	142,946	1,066
* Five Star Quality Care, Inc.	103,398	1,063
*^Idenix Pharmaceuticals Inc.	144,827	1,057
* NPS Pharmaceuticals Inc.	310,971	1,054
* Neogen Corp.	44,458	1,048
* Bioenvision, Inc.	252,457	1,033
* Caliper Life Sciences, Inc.	181,288	1,024
* Hi-Tech Pharmacal Co., Inc.	91,830	1,024
*^Dexcom Inc.	128,249	1,008
* Providence Service Corp.	41,379	982
* Capital Senior Living Corp.	84,100	976
* Vical, Inc.	192,171	926
*^Trimeris, Inc.	132,448	911
* Akorn, Inc.	134,260	906
*^AVI BioPharma, Inc.	333,610	894
*^GenVec, Inc.	308,474	888
* PDI, Inc.	93,260	888
* EPIX Pharmaceuticals Inc.	131,862	883
* Allos Therapeutics Inc.	147,383	880
*^Vascular Solutions, Inc.	87,575	862
* Cerus Corp.	127,643	862
* Cantel Medical Corp.	54,835	844
* Alliance Imaging, Inc.	94,555	826
*^Discovery Laboratories, Inc.	345,827	820
Young Innovations, Inc.	29,897	814
* CuraGen Corp.	260,732	803
* AVANT Immunotherapeutics, Inc.	549,967	803
*^BioCryst Pharmaceuticals, Inc.	95,793	802
* Merge Technologies, Inc.	162,577	792
* BioScrip Inc.	247,541	775
* ViaCell, Inc.	141,568	772
*^AtheroGenics, Inc.	273,887	770
*^Palatin Technologies, Inc.	413,146	764
* Neurogen Corp.	117,057	761
* Allied Healthcare International Inc.	248,683	758
* Sonic Innovations, Inc.	89,478	756
^ Neurometrix Inc.	77,604	754
* Osteotech, Inc.	97,763	747
* E-Z-EM, Inc.	45,365	729
* Amicas, Inc.	254,910	724
* MWI Veterinary Supply Inc.	21,473	709
* Titan Pharmaceuticals, Inc.	281,872	699
* Synovis Life Technologies, Inc.	48,904	661
* BioSphere Medical Inc.	89,425	658
*^Introgen Therapeutics, Inc.	157,452	636
Utah Medical Products, Inc.	18,118	617
* Avigen, Inc.	93,693	608
* Orchid Cellmark, Inc.	96,443	603
* PhotoMedex, Inc.	435,051	592
* Dyax Corp.	142,488	587
* Harvard Bioscience, Inc.	120,495	581
*^La Jolla Pharmaceutical Co.	95,666	579
* Cardiac Science Corp.	62,131	568
* Orthovita, Inc.	192,449	562
*^Tercica, Inc.	93,685	549
* Micrus Endovascular Corp	22,800	544
* National Medical Health Card Systems, Inc.	34,379	532
*^Sangamo BioSciences, Inc.	78,196	532
*^Combinatorx, Inc.	75,600	528
* CardioDynamics International Corp.	621,228	528
* Infinity Pharmaceuticals, Inc.	43,623	525
* Cytokinetics, Inc.	74,705	520
*^Ista Pharmaceuticals Inc.	61,338	520
*^Northfield Laboratories, Inc.	143,306	517
* Rural/Metro Corp.	68,338	516
* Nanogen, Inc.	398,258	510
* Genomic Health, Inc.	29,292	508
*^Threshold Pharmaceuticals, Inc.	343,907	506
* Altus Pharmaceuticals, Inc.	32,700	498
* DepoMed, Inc.	139,030	496
*^Continucare Corp.	146,321	492
* Kosan Biosciences, Inc.	86,468	476
*^NitroMed, Inc.	150,687	470
* Curis, Inc.	308,954	470
*^Neose Technologies, Inc.	181,530	467
*^Icad Inc.	121,770	466
*^Occulogix Inc.	293,980	464
* Emergency Medical Services LP Class A	15,400	454
* Renovis, Inc.	129,602	454
*^Columbia Laboratories Inc.	329,015	441
* Stratagene Holding Corp.	53,547	435
* Barrier Therapeutics Inc.	62,322	430
* I-trax, Inc.	107,670	423
*^Genitope Corp.	97,952	407
*^Hollis-Eden Pharmaceuticals, Inc.	158,358	401
* Anadys Pharmaceuticals Inc.	99,139	394
*^Insmed Inc.	393,333	374
*^Hemispherx Biopharma, Inc.	225,100	367
* Dynavax Technologies Corp.	66,932	364
*^Antigenics, Inc.	163,221	364
*^Zila, Inc.	167,263	351
* Alexza Pharmaceuticals, Inc.	27,300	351
*^Genta Inc.	1,129,166	350
*^EntreMed, Inc.	223,163	335
* NxStage Medical, Inc.	25,100	334
* Oxigene, Inc.	84,382	323
* Pharmacopeia Drug Discovery Inc.	56,502	321
*^Immtech Pharmaceuticals Inc.	55,517	319
* Caraco Pharmaceutical Laboratories, Ltd.	25,991	317
*^BioSante Pharmaceuticals, Inc.	52,341	312
*^Neurobiological Technologies, Inc.	142,090	310
* Gene Logic Inc.	141,916	305
* Orthologic Corp.	194,546	303
*^Oscient Pharmaceuticals Corp.	56,327	296
*^Isolagen Inc.	74,604	293
* Acusphere, Inc.	103,950	287
*^DUSA Pharmaceuticals, Inc.	79,713	285
* Exact Sciences Corp.	103,258	277
* RadNet, Inc.	48,222	275
* Q-Med, Inc.	62,115	275
*^NeoPharm, Inc.	161,106	274
*^Emisphere Technologies, Inc.	84,641	271
* Pharmacyclics, Inc.	97,436	259
*^CYTOGEN Corp.	123,587	257
*^Paincare Holdings Inc.	673,863	249
* Allion Healthcare Inc.	60,745	248
* Sequenom, Inc.	66,365	246
* Heska Corp.	147,500	245
* SRI/Surgical Express, Inc.	45,728	230
* Novoste Corp.	86,273	222
*^Insite Vision, Inc.	140,831	206
*^ATS Medical, Inc.	97,085	200
* Clarient, Inc.	88,360	195
*^GTC Biotherapeutics, Inc.	181,475	187
* Retractable Technologies, Inc.	57,609	176
*^Coley Pharmaceutical Group	17,676	169
* Daxor Corp.	11,700	155
* The Quigley Corp.	20,364	152
* Ciphergen Biosystems, Inc.	107,827	151
*^Corcept Therapeutics Inc.	165,882	149
* Lannett Co., Inc.	27,200	140
*^Avanir Pharmaceuticals Class A	113,024	138
* Genaera Corp.	313,616	135
* Digirad Corp.	27,668	128
*^Immunicon Corp.	42,862	126
* Fonar Corp.	478,887	125
* Cynosure Inc.	4,300	124
* Mediware Information Systems, Inc.	13,692	124
*^SCOLR Pharma Inc.	51,000	122
* NexMed, Inc.	93,858	115
*^Targeted Genetics Corp.	28,778	107
* Bioject Medical Technologies Inc.	86,720	106
* Memory Pharmaceuticals Corp.	61,772	104
* Proxymed Pharmacy, Inc.	35,675	103
*^Matritech Inc.	188,401	96
* Lipid Sciences, Inc.	66,089	96
*^Epicept Corp.	55,137	95
*^Hana Biosciences, Inc.	39,700	76
* Pharmos Corp.	46,141	67
* Acacia Research - CombiMatrix Tracking Stock	93,559	56
* IVAX Diagnostics, Inc.	51,215	53
*^Critical Therapeutics, Inc.	23,890	52
* TorreyPines Therapeutics Inc.	7,458	52
*^Advancis Pharmaceutical Corp.	23,394	51
*^NationsHealth, Inc.	29,703	44
* Access Plans USA, Inc.	18,641	44
* Micromet, Inc.	14,977	40
* Inhibitex Inc.	21,180	35
* Alteon, Inc.	255,509	26
* North American Scientific, Inc.	23,814	23
* Biopure Corp. Class A	43,681	23
* Poniard Pharmaceuticals, Inc.	3,052	17
* Celsion Corp.	4,039	16
*^BSML Inc.	10,209	14
* K-V Pharmaceutical Co. Class B	500	12
* Genelabs Technologies, Inc.	3,520	6
* Cellegy Pharmaceuticals, Inc.	31,250	3
*^Aphton Corp.	170,588	1
* Vasomedical, Inc.	4,683	-

		10,650,007

Industrials (11.1%)
General Electric Co.	58,226,178	2,058,878
The Boeing Co.	4,243,737	377,311
Tyco International Ltd.	11,380,403	359,052
United Technologies Corp.	5,385,753	350,074
3M Co.	3,951,534	302,016
United Parcel Service, Inc.	3,761,301	263,667
Caterpillar, Inc.	3,675,063	246,339
Honeywell International Inc.	4,382,261	201,847
Lockheed Martin Corp.	2,035,562	197,490
Emerson Electric Co.	4,533,057	195,329
FedEx Corp.	1,645,598	176,787
Burlington Northern Santa Fe Corp.	2,029,279	163,215
General Dynamics Corp.	1,943,196	148,460
Union Pacific Corp.	1,447,618	147,006
Deere&Co.	1,306,257	141,912
Illinois Tool Works, Inc.	2,722,289	140,470
Northrop Grumman Corp.	1,853,803	137,589
Raytheon Co.	2,512,049	131,782
Norfolk Southern Corp.	2,242,333	113,462
Waste Management, Inc.	3,022,992	104,021
Danaher Corp.	1,391,240	99,404
CSX Corp.	2,458,804	98,475
PACCAR, Inc.	1,332,884	97,834
Precision Castparts Corp.	766,615	79,766
Ingersoll-Rand Co.	1,732,238	75,127
Eaton Corp.	800,083	66,855
Southwest Airlines Co.	4,475,894	65,796
Rockwell Collins, Inc.	949,678	63,562
Masco Corp.	2,228,902	61,072
ITT Industries, Inc.	991,765	59,823
L-3 Communications Holdings, Inc.	671,200	58,710
Parker Hannifin Corp.	676,943	58,427
Textron, Inc.	638,422	57,330
Pitney Bowes, Inc.	1,253,619	56,902
Dover Corp.	1,153,466	56,301
Rockwell Automation, Inc.	914,105	54,727
American Standard Cos., Inc.	1,013,771	53,750
Expeditors International of Washington, Inc.	1,206,191	49,840
Cooper Industries, Inc. Class A	1,027,732	46,238
R.R. Donnelley&Sons Co.	1,224,722	44,813
C.H. Robinson Worldwide Inc.	935,113	44,652
Fluor Corp.	497,480	44,634
Cummins Inc.	296,552	42,917
* Terex Corp.	575,006	41,262
* AMR Corp.	1,340,112	40,807
Manpower Inc.	480,988	35,482
Goodrich Corp.	669,991	34,491
Avery Dennison Corp.	527,530	33,899
Robert Half International, Inc.	903,639	33,444
W.W. Grainger, Inc.	418,233	32,304
The Dun&Bradstreet Corp.	348,129	31,749
* Monster Worldwide Inc.	664,199	31,463
* Jacobs Engineering Group Inc.	665,646	31,052
Republic Services, Inc. Class A	1,108,205	30,830
Joy Global Inc.	685,434	29,405
Cintas Corp.	772,591	27,891
* McDermott International, Inc.	562,467	27,550
Roper Industries Inc.	493,961	27,109
Pall Corp.	693,583	26,356
Equifax, Inc.	708,074	25,809
Fastenal Co.	725,956	25,445
* UAL Corp.	626,804	23,925
SPX Corp.	325,419	22,844
* Foster Wheeler Ltd.	388,941	22,710
Oshkosh Truck Corp.	418,356	22,173
The Manitowoc Co., Inc.	348,154	22,118
Harsco Corp.	476,140	21,360
* Allied Waste Industries, Inc.	1,668,605	21,008
Ametek, Inc.	599,551	20,708
*^USG Corp.	417,568	19,492
* Stericycle, Inc.	239,042	19,482
* AGCO Corp.	517,572	19,135
Trinity Industries, Inc.	452,402	18,965
Flowserve Corp.	329,345	18,835
* Continental Airlines, Inc. Class B	509,325	18,534
* Corrections Corp. of America	344,419	18,189
* WESCO International, Inc.	279,015	17,517
* ChoicePoint Inc.	466,829	17,473
The Brink's Co.	274,776	17,435
* Alliant Techsystems, Inc.	193,525	17,015
Ryder System, Inc.	344,339	16,990
The Corporate Executive Board Co.	223,449	16,973
Pentair, Inc.	537,584	16,751
* Thomas&Betts Corp.	340,001	16,599
J.B. Hunt Transport Services, Inc.	615,497	16,151
* BE Aerospace, Inc.	503,965	15,976
Laidlaw International Inc.	456,465	15,794
Donaldson Co., Inc.	435,381	15,717
* Avis Budget Group, Inc.	571,076	15,602
* General Cable Corp.	291,878	15,595
IDEX Corp.	304,587	15,497
* Covanta Holding Corp.	694,145	15,396
* Kansas City Southern	429,412	15,278
* Quanta Services, Inc.	601,349	15,166
Carlisle Co., Inc.	350,302	15,038
Graco, Inc.	380,738	14,910
Kennametal, Inc.	219,250	14,823
Landstar System, Inc.	321,583	14,741
* Shaw Group, Inc.	455,711	14,250
Adesa, Inc.	509,354	14,074
GATX Corp.	290,899	13,905
Hubbell Inc. Class B	287,084	13,849
Teleflex Inc.	201,296	13,702
Acuity Brands, Inc.	246,503	13,420
Belden CDT Inc.	249,544	13,373
Con-way, Inc.	267,244	13,319
* YRC Worldwide, Inc.	324,490	13,051
The Timken Co.	427,066	12,944
* Hertz Global Holdings Inc.	544,004	12,893
* Armor Holdings, Inc.	191,007	12,861
MSC Industrial Direct Co., Inc. Class A	272,181	12,705
* US Airways Group Inc.	277,102	12,603
* URS Corp.	295,083	12,568
Herman Miller, Inc.	367,455	12,306
Lincoln Electric Holdings, Inc.	204,982	12,209
Lennox International Inc.	336,604	12,017
DRS Technologies, Inc.	228,628	11,928
Watson Wyatt&Co. Holdings	240,016	11,677
Alexander&Baldwin, Inc.	231,093	11,656
* Waste Connections, Inc.	385,968	11,556
The Toro Co.	224,708	11,514
HNI Corp.	250,424	11,502
* Copart, Inc.	409,603	11,473
Florida East Coast Industries, Inc. Class A	181,305	11,366
* United Rentals, Inc.	412,912	11,355
Crane Co.	277,851	11,231
* Washington Group International, Inc.	168,254	11,175
* American Commercial Lines Inc.	350,457	11,022
* EMCOR Group, Inc.	179,775	10,603
IKON Office Solutions, Inc.	734,985	10,562
* Hexcel Corp.	530,477	10,530
Granite Construction Co.	189,773	10,487
* Gardner Denver Inc.	298,402	10,399
* United Stationers, Inc.	172,002	10,306
* Genlyte Group, Inc.	144,347	10,184
Deluxe Corp.	291,781	9,783
*^JetBlue Airways Corp.	846,537	9,744
* IHS Inc. Class A	228,682	9,401
* PHH Corp.	304,102	9,293
CLARCOR Inc.	290,904	9,251
Skywest, Inc.	344,776	9,250
Bucyrus International, Inc.	179,068	9,222
Wabtec Corp.	263,624	9,092
* Kirby Corp.	256,380	8,968
* Teletech Holdings Inc.	243,000	8,916
Briggs&Stratton Corp.	286,237	8,830
* Alaska Air Group, Inc.	227,924	8,684
Curtiss-Wright Corp.	224,887	8,667
Baldor Electric Co.	229,484	8,661
* Moog Inc.	205,873	8,575
Brady Corp. Class A	270,320	8,434
UAP Holding Corp.	324,226	8,381
* Resources Connection, Inc.	260,289	8,327
UTI Worldwide, Inc.	330,197	8,116
* Ceradyne, Inc.	146,121	7,999
* Swift Transportation Co., Inc.	256,360	7,988
Macquarie Infrastructure Co. Trust	202,682	7,965
* FTI Consulting, Inc.	235,897	7,924
Actuant Corp.	155,189	7,877
*^Energy Conversion Devices, Inc.	223,137	7,796
Regal-Beloit Corp.	166,229	7,710
Nordson Corp.	163,150	7,580
John H. Harland Co.	146,135	7,486
* EGL, Inc.	184,677	7,319
Woodward Governor Co.	175,786	7,237
* Teledyne Technologies, Inc.	188,162	7,045
Watsco, Inc.	137,639	7,029
* Dollar Thrifty Automotive Group, Inc.	137,111	6,998
* ESCO Technologies Inc.	155,737	6,980
Mine Safety Appliances Co.	163,056	6,858
Kaydon Corp.	161,082	6,856
^ Simpson Manufacturing Co.	217,754	6,716
* Acco Brands Corp.	277,280	6,680
Pacer International, Inc.	241,879	6,516
Mueller Water Products, Inc.	484,780	6,491
* Labor Ready, Inc.	341,515	6,485
Mueller Industries Inc.	214,681	6,462
Watts Water Technologies, Inc.	168,906	6,423
Forward Air Corp.	194,342	6,390
* Tetra Tech, Inc.	326,335	6,220
* Cenveo Inc.	253,058	6,149
Walter Industries, Inc.	248,206	6,143
* Navigant Consulting, Inc.	308,057	6,087
Valmont Industries, Inc.	101,362	5,862
* AAR Corp.	212,193	5,848
* Infrasource Services Inc.	187,246	5,717
Steelcase Inc.	281,561	5,600
Applied Industrial Technology, Inc.	227,365	5,577
Heartland Express, Inc.	347,806	5,523
* Orbital Sciences Corp.	293,525	5,501
* GrafTech International Ltd.	601,533	5,462
* Geo Group Inc.	118,253	5,359
Werner Enterprises, Inc.	294,462	5,350
* Genesee&Wyoming Inc. Class A	200,738	5,342
ABM Industries Inc.	200,515	5,292
* The Middleby Corp.	40,014	5,275
^ Knight Transportation, Inc.	291,152	5,188
* AirTran Holdings, Inc.	503,672	5,173
* NCI Building Systems, Inc.	107,825	5,148
Universal Forest Products, Inc.	103,748	5,141
* American Reprographics Co.	166,671	5,132
* Hub Group, Inc.	173,599	5,033
* Mobile Mini, Inc.	187,364	5,018
Administaff, Inc.	142,164	5,004
* Esterline Technologies Corp.	120,245	4,938
Viad Corp.	127,370	4,916
Arkansas Best Corp.	138,104	4,910
Albany International Corp.	132,858	4,775
* Korn/Ferry International	207,209	4,753
Horizon Lines Inc.	142,452	4,675
* Heidrick&Struggles International, Inc.	96,028	4,653
A.O. Smith Corp.	121,253	4,634
* M&F Worldwide Corp.	96,018	4,571
* Huron Consulting Group Inc.	74,643	4,541
* Old Dominion Freight Line, Inc.	157,229	4,530
Barnes Group, Inc.	196,646	4,525
* Republic Airways Holdings Inc.	196,354	4,508
* The Advisory Board Co.	87,854	4,447
Knoll, Inc.	180,489	4,301
Triumph Group, Inc.	77,597	4,294
* II-VI, Inc.	126,474	4,281
Interface, Inc.	266,349	4,259
* Beacon Roofing Supply, Inc.	263,220	4,259
* Consolidated Graphics, Inc.	56,448	4,180
* Griffon Corp.	165,845	4,105
Freightcar America Inc.	84,589	4,075
United Industrial Corp.	72,828	4,020
* School Specialty, Inc.	110,460	3,989
* EnPro Industries, Inc.	107,415	3,872
Eagle Bulk Shipping Inc.	199,396	3,866
Apogee Enterprises, Inc.	187,271	3,753
Healthcare Services Group, Inc.	130,458	3,738
* K&F Industries Holdings	138,351	3,726
Tredegar Corp.	162,382	3,701
Federal Signal Corp.	238,054	3,695
McGrath RentCorp	116,601	3,693
*^Evergreen Solar, Inc.	377,422	3,680
Franklin Electric, Inc.	78,668	3,658
* CoStar Group, Inc.	81,413	3,638
* Atlas Air Worldwide Holdings, Inc.	67,150	3,541
* Spherion Corp.	399,221	3,521
G&K Services, Inc. Class A	96,351	3,496
NACCO Industries, Inc. Class A	25,096	3,448
* Clean Harbors Inc.	75,831	3,429
Rollins, Inc.	149,022	3,429
* Superior Essex Inc.	98,202	3,405
* Kforce Inc.	246,855	3,399
* GenCorp, Inc.	244,084	3,378
Genco Shipping and Trading Ltd.	104,741	3,329
* Amerco, Inc.	47,244	3,307
^ Titan International, Inc.	129,829	3,289
* Perini Corp.	87,952	3,242
Cascade Corp.	54,151	3,239
* Fuel-Tech N.V	130,400	3,214
* Insituform Technologies Inc. Class A	154,403	3,210
Kelly Services, Inc. Class A	97,953	3,154
* Kenexa Corp.	99,327	3,092
Kaman Corp. Class A	130,260	3,036
* Astec Industries, Inc.	75,061	3,021
* Sequa Corp. Class A	25,136	3,011
CDI Corp.	102,619	2,968
* RBC Bearings Inc.	88,282	2,951
Bowne&Co., Inc.	186,146	2,928
* Power-One, Inc.	510,927	2,923
* CBIZ Inc.	409,207	2,905
*^Innovative Solutions and Support, Inc.	114,507	2,899
^ Encore Wire Corp.	114,453	2,898
* Columbus McKinnon Corp.	129,227	2,893
Gorman-Rupp Co.	89,537	2,868
* Hudson Highland Group, Inc.	183,422	2,860
Comfort Systems USA, Inc.	237,497	2,845
* Lydall, Inc.	177,632	2,823
*^Taser International Inc.	350,259	2,813
* Accuride Corp.	191,789	2,800
Ennis, Inc.	102,523	2,744
Wabash National Corp.	177,460	2,736
Tennant Co.	85,572	2,695
CIRCOR International, Inc.	75,222	2,685
Diamond Management and Technology Consultants,Inc	228,507	2,671
* Interline Brands, Inc.	121,046	2,653
* Flow International Corp.	244,640	2,627
* CRA International Inc.	50,255	2,622
* Kadant Inc.	100,360	2,545
* Lamson&Sessions Co.	91,488	2,542
* Volt Information Sciences Inc.	95,943	2,513
* Pike Electric Corp.	136,320	2,465
* Williams Scotsman International Inc.	123,494	2,428
*^American Superconductor Corp.	178,773	2,408
Robbins&Myers, Inc.	63,987	2,386
Synagro Technologies Inc.	417,239	2,378
^ Lindsay Manufacturing Co.	74,658	2,373
Raven Industries, Inc.	83,765	2,350
Applied Signal Technology, Inc.	130,069	2,332
* Goodman Global, Inc.	132,129	2,328
* Blount International, Inc.	186,923	2,327
Cubic Corp.	107,258	2,321
* Ladish Co., Inc.	61,567	2,317
^ The Greenbrier Cos., Inc.	85,800	2,291
Ameron International Corp.	34,728	2,287
* Pinnacle Airlines Corp.	130,514	2,257
EDO Corp.	85,173	2,232
*^Houston Wire&Cable Co.	78,651	2,204
American Woodmark Corp.	59,324	2,181
* Dynamic Materials Corp.	66,192	2,166
^ PW Eagle, Inc.	65,092	2,151
* Team, Inc.	55,455	2,116
*^A.S.V., Inc.	138,071	2,107
* Ducommun, Inc.	78,760	2,026
* On Assignment, Inc.	162,856	2,021
* Saia, Inc.	84,670	2,011
*^American Science&Engineering, Inc.	38,128	2,008
Quixote Corp.	99,807	1,996
*^Waste Services, Inc.	200,663	1,995
*^3D Systems Corp.	90,287	1,978
* Argon ST, Inc.	74,682	1,976
* H&E Equipment Services, Inc.	90,492	1,946
* Xanser Corp.	353,141	1,942
*^FuelCell Energy, Inc.	246,658	1,939
* Layne Christensen Co.	53,199	1,938
* Sterling Construction Co., Inc.	101,186	1,929
* Commercial Vehicle Group Inc.	92,785	1,911
HEICO Corp.	52,314	1,909
* Celadon Group Inc.	113,221	1,891
* ABX Air, Inc.	274,898	1,883
Bluelinx Holdings Inc.	178,485	1,874
Angelica Corp.	67,611	1,862
*^Medis Technology Ltd.	109,699	1,855
Lawson Products, Inc.	46,619	1,766
* Odyssey Marine Exploration, Inc.	481,700	1,749
Central Parking Corp.	77,987	1,730
Mueller Water Products, Inc. Class A	125,170	1,729
Waste Industries USA, Inc.	61,896	1,700
* L.B. Foster Co. Class A	82,002	1,690
* AZZ Inc.	39,998	1,680
* Learning Tree International, Inc.	149,209	1,679
* TransDigm Group, Inc.	45,900	1,670
LSI Industries Inc.	99,302	1,662
* Sirva Inc.	465,199	1,661
*^Frontier Airlines Holdings, Inc.	265,906	1,598
* Miller Industries, Inc.	73,120	1,595
Met-Pro Corp.	109,380	1,589
*^Trex Co., Inc.	72,998	1,572
* NuCo2, Inc.	61,157	1,542
* TRC Cos., Inc.	149,953	1,513
*^TurboChef Technologies, Inc.	97,771	1,488
Standex International Corp.	52,177	1,488
*^Ionatron Inc.	317,842	1,481
* Electro Rent Corp.	101,269	1,458
Insteel Industries, Inc.	86,043	1,445
* GP Strategies Corp.	153,110	1,393
* Exponent, Inc.	69,508	1,387
* DynCorp International Inc. Class A	90,389	1,364
* MTC Technologies, Inc.	64,193	1,350
* Gehl Co.	53,060	1,347
TAL International Group, Inc.	56,078	1,346
Frozen Food Express Industries, Inc.	157,630	1,311
* EnerSys	76,332	1,311
* LECG Corp.	90,491	1,310
* Cornell Cos., Inc.	63,036	1,275
*^Ultralife Batteries, Inc.	118,001	1,274
Aceto Corp.	160,518	1,268
AAON, Inc.	48,515	1,268
* Rush Enterprises, Inc. Class A	64,113	1,232
* Marten Transport, Ltd.	75,562	1,200
*^Capstone Turbine Corp.	1,119,506	1,187
American Railcar Industries, Inc.	39,700	1,184
* Builders FirstSource, Inc.	73,251	1,177
* Park-Ohio Holdings Corp.	60,376	1,117
The Standard Register Co.	87,723	1,110
* WCA Waste Corp.	144,731	1,100
* COMSYS IT Partners Inc.	54,095	1,076
HEICO Corp. Class A	34,188	1,072
Alamo Group, Inc.	45,782	1,063
* Dynamex Inc.	40,866	1,040
* U.S. Xpress Enterprises, Inc.	60,002	1,036
* ICT Group, Inc.	58,601	1,026
* Herley Industries Inc.	64,608	1,009
Ampco-Pittsburgh Corp.	34,868	1,007
* Magnatek, Inc.	196,452	990
* Mesa Air Group Inc.	131,469	990
American Ecology Corp.	51,157	983
* Midwest Air Group Inc.	72,600	981
Vicor Corp.	97,437	976
Barrett Business Services, Inc.	41,290	952
* Casella Waste Systems, Inc.	96,588	943
* Michael Baker Corp.	38,300	931
* PeopleSupport Inc.	81,119	929
* Covenant Transport, Inc.	80,957	892
* ExpressJet Holdings, Inc.	148,352	866
Badger Meter, Inc.	32,438	861
* Axsys Technologies, Inc.	54,562	861
* Flanders Corp.	117,884	855
*^Plug Power, Inc.	269,584	852
* Standard Parking Corp.	23,923	846
* P.A.M. Transportation Services, Inc.	40,667	839
* First Consulting Group, Inc.	90,417	823
*^Valence Technology Inc.	695,086	820
* Powell Industries, Inc.	25,554	818
Sun Hydraulics Corp.	30,568	817
^ C&D Technologies, Inc.	159,964	805
* Tecumseh Products Co. Class A	79,733	803
* MAIR Holdings, Inc.	115,311	758
* Active Power, Inc.	386,668	750
Schawk, Inc.	38,552	698
Todd Shipyards Corp.	35,685	662
* APAC Teleservices, Inc.	141,070	662
* Rush Enterprises, Inc. Class B	36,480	661
Omega Flex Inc.	28,471	643
International Aluminum Corp.	11,900	630
* Quality Distribution Inc.	68,896	596
* Huttig Building Products, Inc.	97,446	590
Chase Corp	17,200	559
* Hurco Cos., Inc.	12,800	548
* Taleo Corp. Class A	33,000	547
* International Shipholding Corp.	27,494	505
* La Barge, Inc.	38,522	501
* The Allied Defense Group, Inc.	57,700	493
* USA Truck, Inc.	31,743	493
* Hawaiian Holdings, Inc.	155,071	488
Multi-Color Corp.	12,897	452
* Integrated Electrical Services, Inc.	18,100	448
*^Distributed Energy Systems Corp.	319,370	438
*^PRG-Schultz International, Inc.	29,508	422
* Stantec Inc.	14,600	399
* Intersections Inc.	39,228	394
^ AMREP Corp.	5,100	394
* Perma-Fix Environmental Services, Inc.	152,132	362
* Mac-Gray Corp.	22,933	359
*^Microvision, Inc.	97,449	359
* Modtech Holdings, Inc.	114,084	358
Hubbell Inc. Class A	7,600	354
* Raytheon Co. Warrants Exp. 6/16/11	19,938	346
CompX International Inc.	20,194	326
*^Milacron Inc.	485,669	325
L.S. Starrett Co. Class A	17,904	322
Hardinge, Inc.	12,000	314
Sypris Solutions, Inc.	44,764	290
* Aerosonic Corp.	32,574	258
* U.S. Home Systems, Inc.	19,850	253
* CompuDyne Corp.	39,313	239
* Paragon Technologies, Inc.	40,335	231
* SL Industries, Inc.	15,000	226
* Willis Lease Finance Corp.	21,560	222
* UQM Technologies, Inc.	52,950	220
* Nashua Corp.	24,315	216
*^Integrated Alarm Services Group, Inc.	52,970	203
* Universal Truckload Services, Inc.	8,352	202
Twin Disc, Inc.	4,658	199
* TRM Corp.	68,332	191
* Innotrac Corp.	62,932	169
* Pemco Aviation Group, Inc.	19,987	155
*^Millennium Cell Inc.	128,346	124
* Spherix Inc.	50,960	123
* Catalytica Energy Systems, Inc.	74,606	107
*^Advanced Environmental Recycling Technologies, Inc	73,953	103
*^Arotech Corp.	28,972	98
* Environmental Tectonics Corp.	19,900	76
* Channell Commercial Corp.	18,861	75
^ Protection One, Inc.	2,271	42
* DT Industries, Inc.	525,268	2
* Stonepath Group, Inc.	7,376	1
* BMC Industries, Inc.	211,416	-

		10,042,039

Information Technology (15.0%)
Microsoft Corp.	49,975,888	1,392,828
* Cisco Systems, Inc.	34,302,630	875,746
International Business Machines Corp.	8,508,714	802,031
Intel Corp.	32,569,890	623,062
Hewlett-Packard Co.	15,471,339	621,020
* Google Inc.	1,261,759	578,088
* Apple Computer, Inc.	4,818,235	447,662
* Oracle Corp.	23,477,991	425,656
QUALCOMM Inc.	9,334,671	398,217
* Dell Inc.	11,549,785	268,071
Texas Instruments, Inc.	8,383,031	252,329
Motorola, Inc.	13,657,017	241,319
* Yahoo! Inc.	6,915,918	216,399
* eBay Inc.	6,300,638	208,866
* Corning, Inc.	8,837,210	200,958
* EMC Corp.	12,442,290	172,326
Automatic Data Processing, Inc.	3,110,714	150,559
Applied Materials, Inc.	7,795,554	142,815
* Adobe Systems, Inc.	3,295,491	137,422
Accenture Ltd.	3,301,376	127,235
* Sun Microsystems, Inc.	19,884,880	119,508
First Data Corp.	4,326,152	116,373
Western Union Co.	4,330,605	95,057
* Xerox Corp.	5,453,922	92,117
* Symantec Corp.	5,299,317	91,678
* Electronic Arts Inc.	1,743,052	87,780
* Broadcom Corp.	2,648,456	84,936
* Agilent Technologies, Inc.	2,405,776	81,051
Electronic Data Systems Corp.	2,922,044	80,882
* Network Appliance, Inc.	2,103,916	76,835
Paychex, Inc.	1,934,352	73,254
* Cognizant Technology Solutions Corp.	801,069	70,710
Seagate Technology	2,919,008	68,013
Analog Devices, Inc.	1,932,284	66,644
CA, Inc.	2,381,287	61,699
* MEMC Electronic Materials, Inc.	1,004,761	60,868
KLA-Tencor Corp.	1,125,737	60,024
* Juniper Networks, Inc.	2,879,597	56,670
* SanDisk Corp.	1,276,551	55,913
* NVIDIA Corp.	1,908,342	54,922
Linear Technology Corp.	1,689,140	53,360
Maxim Integrated Products, Inc.	1,812,334	53,283
* Fiserv, Inc.	978,496	51,919
* Micron Technology, Inc.	4,267,045	51,546
* Intuit, Inc.	1,870,577	51,179
* Computer Sciences Corp.	970,237	50,578
Xilinx, Inc.	1,902,311	48,946
* Autodesk, Inc.	1,300,101	48,884
Fidelity National Information Services, Inc.	1,075,037	48,871
* NCR Corp.	1,006,782	48,094
* Marvell Technology Group Ltd.	2,646,436	44,487
National Semiconductor Corp.	1,835,368	44,306
Microchip Technology, Inc.	1,219,415	43,326
* Altera Corp.	2,044,380	40,867
MasterCard, Inc. Class A	382,781	40,667
* Advanced Micro Devices, Inc.	3,105,497	40,558
Harris Corp.	757,892	38,615
* LAM Research Corp.	805,899	38,151
* Akamai Technologies, Inc.	751,282	37,504
* Flextronics International Ltd.	3,422,744	37,445
* Affiliated Computer Services, Inc. Class A	633,325	37,290
* BMC Software, Inc.	1,159,916	35,714
* VeriSign, Inc.	1,373,538	34,503
* Cadence Design Systems, Inc.	1,569,946	33,063
* Citrix Systems, Inc.	1,022,313	32,745
* Lexmark International, Inc.	556,256	32,519
Amphenol Corp.	496,178	32,038
* Activision, Inc.	1,587,600	30,069
* Avaya Inc.	2,326,330	27,474
* Ceridian Corp.	787,366	27,432
* Avnet, Inc.	747,542	27,016
* McAfee Inc.	903,329	26,269
* Arrow Electronics, Inc.	691,660	26,110
* BEA Systems, Inc.	2,108,177	24,434
* LSI Logic Corp.	2,267,791	23,676
* Alliance Data Systems Corp.	383,939	23,658
* Red Hat, Inc.	1,029,949	23,617
* Tellabs, Inc.	2,376,936	23,532
* Iron Mountain, Inc.	899,809	23,512
* DST Systems, Inc.	303,592	22,830
* Novellus Systems, Inc.	700,372	22,426
Jabil Circuit, Inc.	1,022,137	21,884
CDW Corp.	355,082	21,813
* Agere Systems Inc.	962,461	21,771
* Brocade Communications Systems, Inc.	2,234,235	21,270
* Western Digital Corp.	1,256,948	21,129
* Synopsys, Inc.	799,436	20,969
Intersil Corp.	781,757	20,709
* Mettler-Toledo International Inc.	223,193	19,991
* Convergys Corp.	781,467	19,857
* salesforce.com, Inc.	450,271	19,281
* Compuware Corp.	2,031,012	19,274
* NAVTEQ Corp.	555,475	19,164
* Teradyne, Inc.	1,096,287	18,133
Molex, Inc.	638,417	18,003
* Trimble Navigation Ltd.	663,667	17,813
* JDS Uniphase Corp.	1,167,706	17,784
Diebold, Inc.	371,431	17,721
* Hewitt Associates, Inc.	595,612	17,410
* Integrated Device Technology Inc.	1,128,016	17,394
* Hyperion Solutions Corp.	331,881	17,201
* Polycom, Inc.	503,708	16,789
* Varian Semiconductor Equipment Associates, Inc.	311,576	16,632
* Unisys Corp.	1,956,320	16,492
* Solectron Corp.	5,111,563	16,101
* CheckFree Corp.	431,380	16,000
FactSet Research Systems Inc.	249,935	15,708
* International Rectifier Corp.	409,612	15,651
Global Payments Inc.	453,642	15,451
* Ingram Micro, Inc. Class A	796,356	15,378
* F5 Networks, Inc.	230,039	15,339
* QLogic Corp.	892,726	15,176
* Cypress Semiconductor Corp.	817,659	15,168
* Zebra Technologies Corp. Class A	379,793	14,664
* CommScope, Inc.	338,419	14,518
* ValueClick, Inc.	554,199	14,481
* Novell, Inc.	1,916,848	13,840
Fair Isaac, Inc.	357,087	13,812
* Vishay Intertechnology, Inc.	963,167	13,465
* Ciena Corp.	479,112	13,391
MoneyGram International, Inc.	475,704	13,206
Tektronix, Inc.	467,844	13,174
* Sybase, Inc.	517,350	13,079
* FLIR Systems, Inc.	363,204	12,955
* WebEx Communications, Inc.	221,710	12,606
* Digital River, Inc.	227,955	12,595
* Atmel Corp.	2,491,071	12,530
* Anixter International Inc.	188,847	12,453
* THQ Inc.	363,845	12,440
* ON Semiconductor Corp.	1,381,266	12,321
* MICROS Systems, Inc.	224,861	12,140
* Parametric Technology Corp.	635,229	12,127
*^Nuance Communications, Inc.	766,402	11,734
* Fairchild Semiconductor International, Inc.	693,857	11,601
* Equinix, Inc.	132,036	11,306
* FormFactor Inc.	251,857	11,271
* Tech Data Corp.	312,170	11,179
* ADC Telecommunications, Inc.	663,376	11,105
* Sonus Networks, Inc.	1,357,264	10,953
* Sanmina-SCI Corp.	3,012,442	10,905
* Foundry Networks, Inc.	782,539	10,619
Jack Henry&Associates Inc.	440,833	10,602
* Harris Stratex Networks, Inc. Class A	552,279	10,598
* ANSYS, Inc.	208,360	10,578
* Tessera Technologies, Inc.	265,336	10,544
* Rambus Inc.	495,974	10,539
* aQuantive, Inc.	373,168	10,415
* VeriFone Holdings, Inc.	277,206	10,182
* Kronos, Inc.	181,271	9,698
*^Palm, Inc.	531,135	9,629
* Andrew Corp.	905,750	9,592
* Interdigital Communications Corp.	299,881	9,497
* Itron, Inc.	145,508	9,464
* Gartner, Inc. Class A	389,733	9,334
Acxiom Corp.	436,199	9,330
* TIBCO Software Inc.	1,076,363	9,171
* Perot Systems Corp.	506,706	9,055
* Cymer, Inc.	217,692	9,045
* Emulex Corp.	489,032	8,944
ADTRAN Inc.	365,933	8,911
* 3Com Corp.	2,244,260	8,775
* Arris Group Inc.	610,417	8,595
* Benchmark Electronics, Inc.	409,781	8,466
* Microsemi Corp.	403,146	8,389
National Instruments Corp.	319,803	8,388
* PMC Sierra Inc.	1,194,967	8,377
*^Take-Two Interactive Software, Inc.	413,908	8,336
* MPS Group, Inc.	581,834	8,233
* CACI International, Inc.	173,790	8,144
Imation Corp.	196,891	7,950
* Silicon Laboratories Inc.	265,027	7,930
* BearingPoint, Inc.	1,029,674	7,887
* BISYS Group, Inc.	684,973	7,850
*^Avid Technology, Inc.	224,281	7,823
*^SiRF Technology Holdings, Inc.	280,918	7,798
* MicroStrategy Inc.	61,087	7,721
* Mentor Graphics Corp.	472,360	7,718
* Amkor Technology, Inc.	610,847	7,623
* Electronics for Imaging, Inc.	321,800	7,546
* Macrovision Corp.	299,377	7,499
* j2 Global Communications, Inc.	267,738	7,422
* Dolby Laboratories Inc.	214,606	7,406
* Progress Software Corp.	233,985	7,300
*^Cree, Inc.	437,929	7,208
Total System Services, Inc.	225,013	7,167
* eFunds Corp.	267,562	7,133
* Atheros Communications, Inc.	297,912	7,129
* CNET Networks, Inc.	803,054	6,995
* Avocent Corp.	257,932	6,956
* Wright Express Corp.	227,982	6,915
* Transaction Systems Architects, Inc.	211,064	6,836
*^RF Micro Devices, Inc.	1,090,998	6,797
* Applied Micro Circuits Corp.	1,855,212	6,772
* Brooks Automation, Inc.	394,021	6,757
* Entegris Inc.	627,550	6,715
* CMGI Inc.	3,163,740	6,707
* CSG Systems International, Inc.	266,431	6,666
Plantronics, Inc.	280,839	6,633
* Intermec, Inc.	285,336	6,374
Talx Corp.	192,040	6,362
* Semtech Corp.	454,969	6,133
* NETGEAR, Inc.	214,706	6,126
* Finisar Corp.	1,747,327	6,116
* ATMI, Inc.	199,917	6,111
* MKS Instruments, Inc.	236,234	6,029
* Informatica Corp.	447,185	6,006
* Websense, Inc.	261,101	6,003
* FEI Co.	165,920	5,983
* Coherent, Inc.	186,043	5,905
* Checkpoint Systems, Inc.	248,211	5,873
* Quest Software, Inc.	357,715	5,820
* Tekelec	389,160	5,802
* EarthLink, Inc.	785,976	5,777
Technitrol, Inc.	220,279	5,769
United Online, Inc.	403,262	5,658
*^UTStarcom, Inc.	675,910	5,603
* Paxar Corp.	194,631	5,586
* SRA International, Inc.	228,524	5,567
* Altiris, Inc.	169,065	5,564
Blackbaud, Inc.	222,465	5,433
* Lawson Software, Inc.	668,732	5,410
* Insight Enterprises, Inc.	300,749	5,407
* Spansion Inc. Class A	438,216	5,342
* Dycom Industries, Inc.	200,900	5,235
* Littelfuse, Inc.	127,160	5,163
* Trident Microsystems, Inc.	256,407	5,144
Daktronics, Inc.	186,136	5,108
*^L-1 Identity Solutions Inc.	307,192	5,072
*^OmniVision Technologies, Inc.	387,461	5,021
* Advent Software, Inc.	143,449	5,002
*^Conexant Systems, Inc.	3,027,443	4,995
* RealNetworks, Inc.	635,958	4,992
* Skyworks Solutions, Inc.	866,287	4,981
Cognex Corp.	226,134	4,900
* Aeroflex, Inc.	372,300	4,896
*^Komag, Inc.	149,170	4,882
* Wind River Systems Inc.	487,467	4,845
* Witness Systems, Inc.	179,514	4,838
* Plexus Corp.	279,455	4,793
* Diodes Inc.	134,465	4,686
* Global Imaging Systems, Inc.	238,982	4,660
* Interwoven Inc.	275,581	4,657
* Rogers Corp.	104,687	4,643
* KEMET Corp.	593,392	4,539
* InfoSpace, Inc.	176,066	4,520
* Zoran Corp.	263,528	4,485
AVX Corp.	293,872	4,467
* Euronet Worldwide, Inc.	163,308	4,386
* Axcelis Technologies, Inc.	571,542	4,367
* Cabot Microelectronics Corp.	129,786	4,349
* Openwave Systems Inc.	533,426	4,347
* Rofin-Sinar Technologies Inc.	73,446	4,347
Agilysys, Inc.	190,518	4,281
* DealerTrack Holdings Inc.	137,531	4,225
* Newport Corp.	253,593	4,151
* Synaptics Inc.	160,908	4,116
* Opsware, Inc.	565,098	4,097
* Comtech Telecommunications Corp.	104,476	4,046
* Manhattan Associates, Inc.	147,142	4,036
* Blackboard Inc.	118,834	3,996
*^Omniture, Inc.	217,826	3,971
* Powerwave Technologies, Inc.	696,824	3,965
* Electro Scientific Industries, Inc.	205,480	3,953
*^Sigma Designs, Inc.	149,384	3,923
* Micrel, Inc.	354,930	3,911
Black Box Corp.	106,826	3,903
* VASCO Data Security International, Inc.	217,710	3,890
* SAVVIS, Inc.	80,763	3,867
MTS Systems Corp.	98,842	3,839
* ViaSat, Inc.	116,329	3,835
* Advanced Energy Industries, Inc.	181,717	3,823
Quality Systems, Inc.	95,498	3,820
* Cirrus Logic, Inc.	498,253	3,817
Molex, Inc. Class A	151,445	3,769
* Concur Technologies, Inc.	215,855	3,769
*^SunPower Corp. Class A	82,700	3,763
* Ariba, Inc.	392,105	3,686
* Keane, Inc.	269,527	3,660
* Sycamore Networks, Inc.	974,729	3,645
* Silicon Image, Inc.	438,430	3,578
Syntel, Inc.	102,185	3,541
* Brightpoint, Inc.	307,852	3,522
* Vignette Corp.	189,304	3,515
* Silicon Storage Technology, Inc.	708,052	3,491
* SonicWALL, Inc.	416,173	3,479
* Epicor Software Corp.	247,957	3,449
* C-COR Inc.	248,790	3,448
* TriQuint Semiconductor, Inc.	683,014	3,415
* Novatel Wireless, Inc.	211,538	3,393
* Harmonic, Inc.	344,208	3,380
* Intevac, Inc.	127,917	3,373
MAXIMUS, Inc.	96,931	3,342
* SafeNet, Inc.	117,703	3,331
* ManTech International Corp.	99,521	3,325
* Global Cash Access, Inc.	193,999	3,238
* JDA Software Group, Inc.	211,374	3,177
*^ANADIGICS, Inc.	268,115	3,169
* Hittite Microwave Corp.	77,943	3,131
* ScanSource, Inc.	114,738	3,080
* Lattice Semiconductor Corp.	516,034	3,019
* Safeguard Scientifics, Inc.	1,019,282	3,017
* Aspen Technologies, Inc.	231,428	3,009
* Gateway, Inc.	1,373,363	3,008
* Mastec Inc.	272,507	3,000
* Internap Network Services Corp.	190,473	3,000
Gevity HR, Inc.	149,788	2,957
Methode Electronics, Inc. Class A	198,658	2,934
* The Knot, Inc.	135,796	2,924
* Photronics Inc.	187,330	2,913
*^Netlogic Microsystems Inc.	109,256	2,908
* eCollege.com Inc.	161,842	2,905
* The Ultimate Software Group, Inc.	110,856	2,903
* Kulicke&Soffa Industries, Inc.	313,470	2,900
* AMIS Holdings Inc.	264,537	2,897
* Internet Capital Group Inc.	268,779	2,876
* Sapient Corp.	415,471	2,850
* Veeco Instruments, Inc.	145,855	2,844
* SPSS, Inc.	78,754	2,843
Inter-Tel, Inc.	119,895	2,834
* Quantum Corp.	1,048,232	2,830
* Greenfield Online, Inc.	176,550	2,807
*^Bankrate, Inc.	79,186	2,791
* Loral Space and Communications Ltd.	54,617	2,779
* Standard Microsystem Corp.	89,955	2,747
* NetRatings, Inc.	131,607	2,737
* Hutchinson Technology, Inc.	117,056	2,733
* DSP Group Inc.	142,653	2,710
* Smith Micro Software, Inc.	145,380	2,708
*^MRV Communications Inc.	751,834	2,669
* Forrester Research, Inc.	91,833	2,604
* LTX Corp.	420,769	2,575
* Magma Design Automation, Inc.	214,586	2,566
*^Universal Display Corp.	168,924	2,549
* TTM Technologies, Inc.	266,778	2,545
* Extreme Networks, Inc.	600,563	2,540
* Sykes Enterprises, Inc.	138,751	2,531
* Blue Coat Systems, Inc.	68,654	2,522
* Packeteer, Inc.	201,779	2,506
* Lightbridge, Inc.	142,204	2,499
* Cogent Inc.	185,244	2,492
^ Heartland Payment Systems, Inc.	104,260	2,465
* Exar Corp.	183,584	2,431
* Covansys Corp.	97,960	2,418
* SYNNEX Corp.	113,707	2,415
*^Rackable Systems Inc.	142,117	2,412
* LoJack Corp.	126,780	2,406
* MapInfo Corp.	119,494	2,405
CTS Corp.	173,698	2,401
*^Mindspeed Technologies, Inc.	1,103,808	2,395
* Ansoft Corp.	75,436	2,387
*^Terremark Worldwide, Inc.	295,217	2,379
*^Echelon Corp.	224,465	2,366
* OSI Systems Inc.	89,042	2,354
* Ciber, Inc.	298,719	2,351
* Rudolph Technologies, Inc.	131,178	2,288
Park Electrochemical Corp.	83,876	2,275
infoUSA Inc.	233,948	2,251
* Secure Computing Corp.	291,209	2,242
* RadiSys Corp.	136,815	2,236
* Mattson Technology, Inc.	243,491	2,216
* 24/7 Real Media, Inc.	275,818	2,215
* Tyler Technologies, Inc.	173,963	2,209
*^Supertex, Inc.	66,306	2,202
* Actel Corp.	132,985	2,197
* SupportSoft, Inc.	388,781	2,193
* Mercury Computer Systems, Inc.	155,549	2,157
* FARO Technologies, Inc.	74,573	2,153
* Iomega Corp.	570,337	2,139
* Anaren, Inc.	121,285	2,136
*^TranSwitch Corp.	1,341,116	2,132
* Agile Software Corp.	306,655	2,131
*^Stratasys, Inc.	49,603	2,119
* Adaptec, Inc.	546,326	2,114
* Borland Software Corp.	400,922	2,113
Cohu, Inc.	110,875	2,084
* Perficient, Inc.	104,677	2,071
*^ParkerVision, Inc.	156,156	2,063
* VA Software Corp.	511,027	2,059
* Comtech Group Inc.	114,100	1,994
* Nu Horizons Electronics Corp.	188,531	1,985
* Symmetricom Inc.	237,952	1,975
* webMethods, Inc.	273,059	1,963
* Gerber Scientific, Inc.	181,548	1,926
* Acacia Research - Acacia Technologies	120,850	1,912
* Chordiant Software, Inc.	183,550	1,900
* Sonic Solutions, Inc.	134,200	1,892
* IXYS Corp.	181,794	1,860
* Asyst Technologies, Inc.	263,896	1,855
* Actuate Software Corp.	354,070	1,848
*^NVE Corp.	66,501	1,814
* eSPEED, Inc. Class A	190,343	1,808
* TNS Inc.	111,724	1,798
* CyberSource Corp.	143,421	1,794
* FalconStor Software, Inc.	170,408	1,776
* Genesis Microchip Inc.	187,553	1,742
* Sirenza Microdevices, Inc.	201,253	1,735
* LivePerson, Inc.	219,700	1,731
* MIPS Technologies, Inc.	192,518	1,719
* Excel Technology, Inc.	62,823	1,717
* Lionbridge Technologies, Inc.	334,630	1,703
Bel Fuse, Inc. Class B	43,655	1,690
* Online Resources Corp.	146,867	1,685
* EPIQ Systems, Inc.	81,770	1,666
* S1 Corp.	276,104	1,657
* Ixia	176,028	1,637
Sabre Holdings Corp.	49,298	1,615
*^Infocrossing, Inc.	108,431	1,612
* DTS Inc.	66,326	1,607
* Catapult Communications Corp.	164,955	1,607
* iGATE Corp.	194,983	1,607
TheStreet.com, Inc.	130,304	1,596
* Entrust, Inc.	387,553	1,562
*^EMCORE Corp.	311,051	1,555
Keithley Instruments Inc.	101,202	1,547
* Credence Systems Corp.	467,176	1,546
* Bottomline Technologies, Inc.	141,337	1,541
* Integrated Silicon Solution, Inc.	276,522	1,540
Marchex, Inc.	99,976	1,532
* LoopNet, Inc.	88,710	1,516
* Oplink Communications, Inc.	82,736	1,487
* Zygo Corp.	91,731	1,469
* Photon Dynamics, Inc.	116,300	1,467
* Corillian Corp.	292,594	1,460
* Cray, Inc.	105,824	1,459
* RightNow Technologies Inc.	86,698	1,420
* Smart Modular Technologies Inc.	110,600	1,415
* Microtune, Inc.	342,694	1,412
* Network Equipment Technologies, Inc.	144,744	1,404
*^MoSys, Inc.	166,942	1,402
* Captaris Inc.	241,131	1,396
* Art Technology Group, Inc.	601,202	1,395
* Ditech Networks Inc.	169,197	1,374
* Autobytel Inc.	383,613	1,358
* Dynamics Research Corp.	119,106	1,358
* LeCroy Corp.	162,394	1,356
*^On2 Technologies, Inc.	830,569	1,337
* KVH Industries, Inc.	142,652	1,330
* Kopin Corp.	393,168	1,329
* Ultratech, Inc.	96,398	1,312
* Rimage Corp.	49,952	1,294
* SI International Inc.	44,924	1,290
* Ness Technologies Inc.	100,177	1,280
* Hypercom Corp.	214,608	1,279
* Calamp Corp.	147,211	1,270
* PC-Tel, Inc.	124,897	1,270
Startek, Inc.	128,571	1,259
^ Imergent, Inc.	63,300	1,232
* Digi International, Inc.	96,304	1,223
* Measurement Specialties, Inc.	53,711	1,212
*^Applied Digital Solutions, Inc.	761,810	1,196
Integral Systems, Inc.	49,161	1,188
* Tollgrade Communications, Inc.	94,298	1,184
*^iPass Inc.	233,625	1,175
* Tumbleweed Communications Corp.	380,135	1,163
* InterVoice, Inc.	174,397	1,158
* Color Kinetics Inc.	59,160	1,149
* Radiant Systems, Inc.	87,661	1,142
*^i2 Technologies, Inc.	47,464	1,139
* Carrier Access Corp.	221,057	1,130
* Carreker Corp.	140,389	1,126
* Zhone Technologies	907,386	1,125
Richardson Electronics, Ltd.	120,365	1,124
*^Maxwell Technologies, Inc.	89,017	1,114
* Virage Logic Corp.	152,109	1,106
* Aware, Inc.	178,307	1,106
* Planar Systems, Inc.	126,106	1,093
*^RAE Systems, Inc.	379,073	1,088
* Pericom Semiconductor Corp.	111,029	1,086
* EFJ, Inc.	203,092	1,085
X-Rite Inc.	83,433	1,080
* EMS Technologies, Inc.	55,806	1,075
* PAR Technology Corp.	107,838	1,070
* Napster, Inc.	256,398	1,061
* ActivIdentity Corp.	206,497	1,043
* Keynote Systems Inc.	76,934	1,032
*^NMS Communications Corp.	569,815	1,026
* PLX Technology, Inc.	105,053	1,023
* Neoware Systems, Inc.	100,845	1,016
* NetScout Systems, Inc.	111,856	1,012
*^Transmeta Corp.	1,766,399	1,007
* PDF Solutions, Inc.	88,686	1,001
*^Lasercard Corp.	83,935	990
* InFocus Corp.	342,844	960
* OPNET Technologies, Inc.	70,114	947
* Avici Systems Inc.	82,615	943
* iBasis, Inc.	85,300	937
* STEC Inc.	130,559	919
* Monolithic Power Systems	71,221	919
* Endwave Corp.	76,076	905
*^Presstek, Inc.	149,622	905
* CyberOptics Corp.	64,266	897
* Moldflow Corp.	59,534	895
* Techwell, Inc.	71,721	894
* TechTeam Global, Inc.	71,389	892
* OYO Geospace Corp.	12,575	892
* Interactive Intelligence Inc.	58,466	891
* Semitool, Inc.	68,171	886
*^Avanex Corp.	492,543	882
* Phoenix Technologies Ltd.	140,462	878
* SeaChange International, Inc.	107,486	875
* White Electronic Designs Corp.	128,676	857
* Saba Software, Inc.	127,579	835
*^Research Frontiers, Inc.	86,584	831
* Bell Microproducts Inc.	128,053	820
* DDi Corp.	118,403	810
* Synplicity, Inc.	115,780	809
* California Micro Devices Corp.	171,037	800
* COMARCO, Inc.	87,591	797
* Advanced Analogic Technologies, Inc.	118,558	780
* Dot Hill Systems Corp.	211,459	772
*^Telkonet, Inc.	286,398	770
* Immersion Corp.	85,366	770
*^Multi-Fineline Electronix, Inc.	50,043	768
* Edgewater Technology, Inc.	89,997	760
*^Bookham, Inc.	334,307	759
*^PC Connection, Inc.	52,729	754
* Glenayre Technologies, Inc.	344,391	747
* Rainmaker Systems, Inc.	86,608	728
* Globecomm Systems, Inc.	67,185	719
* Liquidity Services, Inc.	42,231	715
* Digimarc Corp.	70,182	710
*^Volterra Semiconductor Corp.	54,302	709
* Performance Technologies, Inc.	141,378	708
Renaissance Learning, Inc.	53,364	703
NIC Inc.	130,671	700
* Quovadx, Inc.	274,441	700
* Embarcadero Technologies, Inc.	100,695	696
* Merix Corp.	83,404	686
* FSI International, Inc.	152,733	683
* Answerthink Consulting Group, Inc.	205,944	673
* Ceva, Inc.	92,841	671
* Datalink Corp.	83,892	657
* SM&A Corp.	92,106	654
* Mobius Management Systems, Inc.	88,584	653
* Travelzoo, Inc.	17,470	642
*^American Technology Corp.	160,247	638
* SRS Labs, Inc.	44,800	624
* Telular Corp.	171,576	611
*^Telecommunication Systems, Inc.	156,652	583
* Computer Task Group, Inc.	128,948	582
* Ultra Clean Holdings, Inc.	33,200	574
* WebSideStory, Inc.	43,900	569
*^8X8 Inc.	385,203	562
* Westell Technologies, Inc.	256,861	557
* Sumtotal Systems Inc.	68,856	549
Frequency Electronics, Inc.	49,051	536
* Therma-Wave Inc.	344,422	534
* Synchronoss Technologies, Inc.	29,900	520
* Jupitermedia Corp.	77,170	511
American Software, Inc. Class A	63,148	508
Pegasystems Inc.	54,830	507
* QuickLogic Corp.	176,714	497
* Leadis Technology Inc.	124,017	496
QAD Inc.	52,860	481
*^Digital Angel Corp.	238,785	475
* SCM Microsystems, Inc.	106,248	455
* Ikanos Communications, Inc.	58,317	453
*^Mobility Electronics, Inc.	142,234	442
* Concurrent Computer Corp.	269,226	423
* Network Engines, Inc.	207,230	419
* TransAct Technologies Inc.	59,612	415
Cass Information Systems, Inc.	12,000	405
* Centillium Communications, Inc.	209,443	402
Bel Fuse, Inc. Class A	10,580	400
* Miva Inc.	103,862	399
* PLATO Learning, Inc.	91,468	384
* Airspan Networks Inc.	100,641	382
* OpenTV Corp.	154,997	380
Printronix, Inc.	26,725	370
* SigmaTel Inc.	117,440	369
* Ramtron International Corp.	136,052	365
* Callidus Software Inc.	48,009	360
* LookSmart, Ltd.	93,624	359
* Hifn, Inc.	58,872	357
* Ampex Corp. Class A	17,507	346
* Applied Innovation Inc.	102,847	346
* WJ Communications, Inc.	196,659	340
* Web.com, Inc.	77,070	338
* Radyne Comstream Inc.	36,970	337
* Lantronix, Inc.	209,134	335
*^Convera Corp.	103,760	326
* Cherokee International Corp.	55,080	311
*^Wave Systems Corp.- Class A	114,969	310
* Selectica, Inc.	159,990	310
*^I.D. Systems, Inc.	25,724	309
* Pixelworks, Inc.	185,693	306
* FOCUS Enhancements, Inc.	235,200	303
* GTSI Corp.	27,230	300
*^Mechanical Technology Inc.	192,544	298
* Interlink Electronics Inc.	93,789	293
* ESS Technology, Inc.	221,876	284
* ePlus Inc.	25,721	274
* Eagle Test Systems, Inc.	15,700	261
* Nanometrics Inc.	38,340	257
*^Intelli-Check Inc.	34,650	254
* AuthentiDate Holding Corp.	161,303	234
* Analysts International Corp.	117,320	229
*^Viewpoint Corp.	454,769	227
* Overland Storage, Inc.	54,176	224
* Neon Communications Group Inc.	45,200	212
* Wireless Telecom Group, Inc.	85,219	208
* Catalyst Semiconductor, Inc.	56,927	207
* Kintera Inc.	120,855	205
* Pervasive Software Inc.	49,148	201
*^Zix Corp.	109,636	198
* Video Display Corp.	23,643	189
* Allen Organ Co. Escrow Shares	11,462	187
* Sunrise Telecom Inc.	58,563	174
*^Access Intergrated Technologies Inc.	31,250	170
* Innovex, Inc.	84,366	152
* Management Network Group Inc.	81,917	149
* BSQUARE Corp.	32,760	144
*^SpatiaLight, Inc.	373,984	142
* NeoMagic Corp.	42,995	139
* Optical Communication Products, Inc.	101,931	137
* Pfsweb Inc.	130,690	135
* Intraware, Inc.	23,435	130
* Tut Systems, Inc.	111,117	127
* NYFIX, Inc.	20,000	121
* Cosine Communications, Inc.	37,283	120
* Inforte Corp.	32,123	111
*^Verso Technologies, Inc.	114,686	109
* Evolving Systems, Inc.	54,580	108
* AsiaInfo Holdings, Inc.	15,200	104
Computer Horizons Corp.	114,426	86
* Applix, Inc.	6,200	83
* Atari, Inc.	21,814	72
* Technology Solutions Co.	8,080	63
*^MTI Technology Corp.	68,919	54
* WorldGate Communications, Inc.	76,901	54
* GSE Systems, Inc.	8,379	53
*^Superconductor Technologies Inc.	30,270	52
* Henry Bros. Electronics, Inc.	9,700	43
*^The SCO Group, Inc.	48,329	42
* Ibis Technology Corp.	29,868	39
* Apogee Technology, Inc.	24,550	28
* ISCO International, Inc.	10,333	3
* Media 100 Inc.	93,278	-

		13,617,392

Materials (3.5%)
E.I. du Pont de Nemours&Co.	5,196,239	256,850
Dow Chemical Co.	5,396,200	247,470
Monsanto Co.	3,069,282	168,688
Alcoa Inc.	4,898,508	166,059
Freeport-McMoRan Copper&Gold, Inc. Class B	2,046,101	135,431
Praxair, Inc.	1,824,418	114,865
Nucor Corp.	1,706,922	111,172
Newmont Mining Corp. (Holding Co.)	2,543,624	106,807
Air Products&Chemicals, Inc.	1,244,919	92,074
Weyerhaeuser Co.	1,192,342	89,116
International Paper Co.	2,441,834	88,883
United States Steel Corp.	669,638	66,408
PPG Industries, Inc.	934,137	65,679
Vulcan Materials Co.	534,527	62,262
Allegheny Technologies Inc.	484,444	51,685
Ecolab, Inc.	1,064,120	45,757
Rohm&Haas Co.	802,252	41,492
Lyondell Chemical Co.	1,266,490	37,957
Temple-Inland Inc.	605,150	36,152
Martin Marietta Materials, Inc.	255,281	34,514
MeadWestvaco Corp.	1,026,073	31,644
Sigma-Aldrich Corp.	746,242	30,984
Eastman Chemical Co.	465,867	29,503
Sealed Air Corp.	913,016	28,851
* Domtar Corp.	2,939,578	27,367
* Pactiv Corp.	766,414	25,859
Ball Corp.	560,750	25,710
Celanese Corp. Series A	764,919	23,590
* The Mosaic Co.	869,312	23,176
* Crown Holdings, Inc.	930,845	22,768
* Owens-Illinois, Inc.	871,156	22,450
Steel Dynamics, Inc.	515,811	22,283
Ashland, Inc.	323,640	21,231
International Flavors&Fragrances, Inc.	431,402	20,371
Sonoco Products Co.	535,622	20,129
Lubrizol Corp.	390,178	20,106
Commercial Metals Co.	636,436	19,952
Bemis Co., Inc.	592,783	19,793
Nalco Holding Co.	810,809	19,378
Albemarle Corp.	456,482	18,871
Florida Rock Industries, Inc.	279,607	18,815
* Titanium Metals Corp.	502,622	18,034
Airgas, Inc.	398,011	16,776
Carpenter Technology Corp.	137,865	16,649
Reliance Steel&Aluminum Co.	342,381	16,571
Cabot Corp.	342,138	16,330
* Smurfit-Stone Container Corp.	1,441,116	16,227
RPM International, Inc.	677,297	15,646
FMC Corp.	206,072	15,544
Chaparral Steel Co.	261,670	15,221
Valspar Corp.	546,107	15,198
Cleveland-Cliffs Inc.	233,466	14,944
Chemtura Corp.	1,366,840	14,940
* AK Steel Holding Corp.	626,560	14,655
Cytec Industries, Inc.	257,263	14,468
AptarGroup Inc.	195,160	13,062
Eagle Materials, Inc.	278,516	12,430
* Hercules, Inc.	612,838	11,975
Louisiana-Pacific Corp.	590,880	11,853
* RTI International Metals, Inc.	129,508	11,787
Scotts Miracle-Gro Co.	265,411	11,686
Packaging Corp. of America	475,366	11,599
Huntsman Corp.	565,521	10,796
Texas Industries, Inc.	135,544	10,238
* W.R. Grace&Co.	367,239	9,702
CF Industries Holdings, Inc.	250,167	9,644
* Terra Industries, Inc.	526,935	9,221
H.B. Fuller Co.	337,938	9,216
Quanex Corp.	209,473	8,871
^ Worthington Industries, Inc.	401,909	8,271
Bowater Inc.	316,745	7,545
* OM Group, Inc.	166,167	7,424
Greif Inc. Class A	66,120	7,347
* Hecla Mining Co.	784,660	7,109
Minerals Technologies, Inc.	112,824	7,013
Olin Corp.	413,318	7,002
* Brush Engineered Materials Inc.	135,116	6,549
* Coeur d'Alene Mines Corp.	1,567,826	6,444
Silgan Holdings, Inc.	124,945	6,386
Metal Management, Inc.	136,734	6,317
MacDermid, Inc.	175,650	6,125
Sensient Technologies Corp.	232,538	5,995
Compass Minerals International, Inc.	173,125	5,782
Spartech Corp.	192,478	5,647
Rock-Tenn Co.	164,756	5,470
* Century Aluminum Co.	114,672	5,376
*^Zoltek Cos., Inc.	143,403	5,009
Ryerson Tull, Inc.	125,075	4,955
*^Headwaters Inc.	225,825	4,934
Schnitzer Steel Industries, Inc. Class A	112,623	4,524
Ferro Corp.	208,579	4,507
^ Royal Gold, Inc.	143,485	4,319
Neenah Paper Inc.	97,478	3,874
* PolyOne Corp.	629,553	3,840
Arch Chemicals, Inc.	122,178	3,814
* Apex Silver Mines Ltd.	293,100	3,784
AMCOL International Corp.	126,429	3,749
Glatfelter	250,505	3,735
Georgia Gulf Corp.	226,436	3,671
* Symyx Technologies, Inc.	198,556	3,518
* Stillwater Mining Co.	275,510	3,496
Wausau Paper Corp.	235,999	3,389
* Rockwood Holdings, Inc.	116,983	3,238
Innospec, Inc.	55,748	3,213
NewMarket Corp.	70,776	2,878
Gibraltar Industries Inc.	121,262	2,743
Myers Industries, Inc.	146,244	2,732
A. Schulman Inc.	115,639	2,724
Deltic Timber Corp.	52,678	2,526
* Wheeling-Pittsburgh Corp.	104,880	2,485
* Graphic Packaging Corp.	507,501	2,406
* Buckeye Technology, Inc.	174,346	2,263
Westlake Chemical Corp.	81,659	2,217
* Omnova Solutions Inc.	400,773	2,188
Tronox Inc. Class B	152,929	2,138
*^Altair Nanotechnology	650,493	2,010
Schweitzer-Mauduit International, Inc.	79,994	1,988
Olympic Steel, Inc.	63,426	1,966
Chesapeake Corp. of Virginia	127,380	1,923
*^Calgon Carbon Corp.	216,444	1,799
Steel Technologies, Inc.	59,308	1,754
* Pioneer Cos., Inc.	58,841	1,626
A.M. Castle&Co.	52,800	1,550
Koppers Holdings, Inc.	60,277	1,547
* AEP Industries, Inc.	34,893	1,500
* Landec Corp.	102,201	1,449
Tronox Inc.	96,287	1,387
Penford Corp.	65,620	1,322
^ American Vanguard Corp.	74,464	1,273
Balchem Corp.	71,709	1,268
* U.S. Concrete, Inc.	161,962	1,267
Quaker Chemical Corp.	52,875	1,259
NN, Inc.	97,647	1,220
* Northwest Pipe Co.	30,397	1,211
* Maxxam Inc.	39,544	1,185
* Constar International Inc.	131,691	1,165
* Mercer International Inc.	83,467	998
^ NL Industries, Inc.	79,852	870
Great Northern Iron Ore	7,000	817
* Caraustar Industries, Inc.	123,736	777
Hawkins, Inc.	51,358	760
* Lesco, Inc.	52,447	758
Stepan Co.	27,953	734
* Universal Stainless&Alloy Products, Inc.	15,362	729
* Webco Industries, Inc.	7,450	704
* Material Sciences Corp.	64,628	645
*^Nonophase Technologies Corp.	107,992	634
Wellman, Inc.	161,956	583
*^U.S. Energy Corp.	106,700	568
*^Pope&Talbot, Inc.	75,809	512
* American Pacific Corp.	25,914	301
*^Atlantis Plastics, Inc. Class A	73,209	146
* Flotek Industries, Inc.	3,900	111
* Peak International Ltd.	36,400	100
* Continental Materials Corp.	3,200	91
* Rock of Ages Corp.	17,800	88
* Canyon Resources Corp.	7,000	5
* General Chemical Group Inc.	17,001	-

		3,138,706

Telecommunication Services (3.4%)
AT&T Inc.	35,358,941	1,394,203
Verizon Communications Inc.	16,491,146	625,344
Sprint Nextel Corp.	15,690,895	297,499
Alltel Corp.	2,110,909	130,876
* American Tower Corp. Class A	2,403,778	93,627
* Qwest Communications International Inc.	9,193,328	82,648
* NII Holdings Inc.	786,615	58,351
Embarq Corp.	844,613	47,594
* Crown Castle International Corp.	1,265,019	40,645
Windstream Corp.	2,699,821	39,660
* Level 3 Communications, Inc.	6,221,481	37,951
Citizens Communications Co.	1,916,041	28,645
CenturyTel, Inc.	617,589	27,909
Telephone&Data Systems, Inc.	343,919	20,504
* Leap Wireless International, Inc.	287,966	19,000
* SBA Communications Corp.	504,846	14,918
* Time Warner Telecom Inc.	682,896	14,184
Telephone&Data Systems, Inc. - Special Common Shares	240,790	13,460
* NeuStar, Inc. Class A	377,468	10,735
* Dobson Communications Corp.	865,818	7,437
* Cincinnati Bell Inc.	1,418,564	6,667
* U.S. Cellular Corp.	85,871	6,307
* Cogent Communications Group, Inc.	248,314	5,868
* Premiere Global Services, Inc.	470,188	5,276
* General Communication, Inc.	283,119	3,964
IDT Corp. Class B	297,189	3,373
Iowa Telecommunications Services Inc.	166,233	3,325
* iPCS, Inc.	67,240	3,294
FairPoint Communications, Inc.	161,678	3,106
CT Communications, Inc.	127,730	3,078
USA Mobility, Inc.	144,395	2,878
* Cbeyond Inc.	93,931	2,755
Alaska Communications Systems Holdings, Inc.	180,189	2,658
*^Global Crossing Ltd.	88,400	2,431
* Centennial Communications Corp. Class A	293,140	2,413
* NTELOS Holdings Corp.	117,517	2,259
*^Vonage Holdings Corp.	623,842	2,152
*^Covad Communications Group, Inc.	1,589,547	2,019
Consolidated Communications Holdings, Inc.	86,124	1,713
North Pittsburgh Systems, Inc.	78,567	1,710
Surewest Communications	65,876	1,638
*^Fibertower Corp.	305,693	1,587
Shenandoah Telecommunications Co.	32,487	1,530
* Echelon Telecom, Inc.	51,255	1,481
* PAETEC Holding Corp	113,312	1,188
* Syniverse Holdings Inc.	100,212	1,056
* LCC International, Inc. Class A	232,417	978
Warwick Valley Telephone Co.	59,464	967
* Arbinet Holdings, Inc.	145,100	917
Atlantic Tele-Network, Inc.	32,908	860
* Rural Cellular Corp. Class A	63,850	764
IDT Corp.	64,834	731
D&E Communications, Inc.	52,899	705
Hickory Tech Corp.	78,978	547
*^InPhonic, Inc.	35,787	390
* Wireless Facilities, Inc.	255,179	332
* Boston Communications Group, Inc.	72,933	131
*^Primus Telecommunications Group, Inc.	220,570	117
* Covista Communications, Inc.	71,737	65
*^Metro One Telecommunications, Inc.	27,606	59
* Pac-West Telecom, Inc.	81,319	7
* ITC^DeltaCom, Inc.	888	2
* Trinsic Inc.	4,344	-

		3,088,488

Utilities (3.9%)
Exelon Corp.	3,790,478	260,444
Dominion Resources, Inc.	1,998,352	177,394
TXU Corp.	2,464,842	157,996
Southern Co.	4,196,068	153,786
Duke Energy Corp.	7,091,650	143,890
FPL Group, Inc.	2,172,192	132,873
Entergy Corp.	1,168,793	122,630
Public Service Enterprise Group, Inc.	1,424,905	118,324
FirstEnergy Corp.	1,722,122	114,073
American Electric Power Co., Inc.	2,235,084	108,960
PG&E Corp.	2,004,411	96,753
Constellation Energy Group, Inc.	1,016,969	88,425
PPL Corp.	2,155,732	88,169
Edison International	1,748,554	85,906
Sempra Energy	1,333,250	81,342
* AES Corp.	3,752,291	80,749
Consolidated Edison Inc.	1,450,751	74,075
Progress Energy, Inc.	1,364,347	68,818
Ameren Corp.	1,165,318	58,615
* Mirant Corp.	1,447,157	58,552
Xcel Energy, Inc.	2,301,328	56,820
* NRG Energy, Inc.	678,654	48,890
DTE Energy Co.	1,005,998	48,187
* Allegheny Energy, Inc.	933,646	45,879
Questar Corp.	485,167	43,282
KeySpan Corp.	992,562	40,844
NiSource, Inc.	1,543,266	37,717
* Reliant Energy, Inc.	1,743,802	35,434
Wisconsin Energy Corp.	662,088	32,125
Pepco Holdings, Inc.	1,082,034	31,401
Equitable Resources, Inc.	649,107	31,365
CenterPoint Energy Inc.	1,682,222	30,179
Alliant Energy Corp.	656,680	29,432
Northeast Utilities	872,595	28,595
Pinnacle West Capital Corp.	564,794	27,251
SCANA Corp.	626,226	27,034
ONEOK, Inc.	593,296	26,698
MDU Resources Group, Inc.	920,160	26,445
Integrys Energy Group, Inc.	423,495	23,508
CMS Energy Corp.	1,258,871	22,408
* Sierra Pacific Resources	1,251,199	21,746
Energy East Corp.	890,641	21,696
NSTAR	603,837	21,207
* Dynegy, Inc.	2,274,242	21,059
TECO Energy, Inc.	1,183,533	20,369
OGE Energy Corp.	516,381	20,036
DPL Inc.	638,855	19,862
Energen Corp.	389,334	19,813
National Fuel Gas Co.	448,782	19,414
AGL Resources Inc.	439,131	18,760
Southern Union Co.	574,902	17,471
Puget Energy, Inc.	659,380	16,933
^ Aqua America, Inc.	748,858	16,812
UGI Corp. Holding Co.	596,567	15,934
Atmos Energy Corp.	494,435	15,466
Great Plains Energy, Inc.	456,192	14,803
PNM Resources Inc.	430,855	13,917
Westar Energy, Inc.	494,923	13,620
Vectren Corp.	431,104	12,330
Nicor Inc.	253,355	12,267
Hawaiian Electric Industries Inc.	459,995	11,955
Piedmont Natural Gas, Inc.	427,029	11,265
ITC Holdings Corp.	229,220	9,923
Southwest Gas Corp.	235,402	9,150
* Aquila, Inc.	2,128,001	8,895
WGL Holdings Inc.	277,652	8,879
Duquesne Light Holdings, Inc.	447,973	8,865
Cleco Corp.	326,394	8,431
IDACORP, Inc.	244,739	8,282
New Jersey Resources Corp.	157,172	7,866
ALLETE, Inc.	162,434	7,573
UniSource Energy Corp.	200,037	7,511
Avista Corp.	296,701	7,189
Northwest Natural Gas Co.	157,044	7,172
NorthWestern Corp.	201,838	7,151
Black Hills Corp.	192,777	7,088
* El Paso Electric Co.	268,599	7,078
South Jersey Industries, Inc.	175,583	6,681
Otter Tail Corp.	143,839	4,925
UIL Holdings Corp.	128,950	4,475
Empire District Electric Co.	176,655	4,381
American States Water Co.	117,562	4,335
SJW Corp.	98,740	3,997
California Water Service Group	103,725	3,975
Portland General Electric Co.	127,500	3,723
^ Ormat Technologies Inc.	83,847	3,518
The Laclede Group, Inc.	112,059	3,483
CH Energy Group, Inc.	68,593	3,340
MGE Energy, Inc.	88,183	3,127
^ Southwest Water Co.	170,713	2,462
Central Vermont Public Service Corp.	75,563	2,178
EnergySouth, Inc.	49,446	2,073
Connecticut Water Services, Inc.	77,343	1,860
Cascade Natural Gas Corp.	64,307	1,694
Green Mountain Power Corp.	33,263	1,160
Chesapeake Utilities Corp.	34,844	1,078
Middlesex Water Co.	58,318	1,072
Consolidated Water Co., Ltd.	44,070	1,045
The York Water Co.	57,853	978
* Cadiz Inc.	29,175	742
* SEMCO Energy, Inc.	91,950	701
* Maine&Maritimes Corp.	14,354	273
Unitil Corp.	9,352	254

		3,530,586

Total Common Stocks
(Cost $70,630,211)		90,003,533

Temporary Cash Investments (1.7%)

Money Market Fund (1.7%)
[1] Vanguard Market Liquidity Fund, 5.288%	1,521,879,431	1,521,879

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[2] Federal National Mortgage Assn
[3] 5.215%, 4/9/07	25,000	24,975

Total Temporary Cash Investments
(Cost $1,546,851)		1,546,854

Total Investments (101.1%)
(Cost $72,177,062)		91,550,387

Other Assets and Liabilities—Net (-1.1%)		(978,936)

Net Assets (100%)		90,571,451

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $24,975,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $72,177,062,000. Net unrealized appreciation of investment securities for tax purposes was $19,373,325,000, consisting of unrealized gains of $22,215,109,000 on securities that had risen in value since their purchase and $2,841,784,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,443	516,305	5,415
S&P MidCap 400 Index	79	33,804	419
Russell 2000 Index	24	9,696	166
E-mini S&P 500 Index	40	2,863	28

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Value Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (5.4%)
McDonald's Corp.	1,354,930	61,040
Time Warner, Inc.	2,343,489	46,214
CBS Corp.	1,151,829	35,234
Carnival Corp.	734,446	34,416
Ford Motor Co.	3,064,287	24,177
General Motors Corp.	762,742	23,370
Gannett Co., Inc.	395,009	22,235
Fortune Brands, Inc.	255,243	20,118
Mattel, Inc.	642,935	17,726
The Gap, Inc.	969,832	16,691
Newell Rubbermaid, Inc.	467,206	14,525
Genuine Parts Co.	287,220	14,074
Sherwin-Williams Co.	193,160	12,756
VF Corp.	150,761	12,456
* Wyndham Worldwide Corp.	334,026	11,407
Whirlpool Corp.	132,149	11,221
Eastman Kodak Co.	484,243	10,924
H&R Block, Inc.	515,098	10,838
Dollar General Corp.	499,587	10,566
D. R. Horton, Inc.	474,998	10,450
Limited Brands, Inc.	389,495	10,150
Pulte Homes, Inc.	364,817	9,653
Royal Caribbean Cruises, Ltd.	214,510	9,044
Lennar Corp. Class A	213,667	9,019
Idearc Inc.	246,202	8,642
* Expedia, Inc.	371,732	8,617
Tribune Co.	261,780	8,406
Centex Corp.	200,082	8,359
Virgin Media Inc.	303,864	7,673
* Mohawk Industries, Inc.	91,352	7,495
ServiceMaster Co.	483,770	7,445
Liz Claiborne, Inc.	172,756	7,403
BorgWarner, Inc.	97,082	7,322
Washington Post Co. Class B	9,315	7,112
Hasbro, Inc.	241,014	6,898
Leggett&Platt, Inc.	301,752	6,841
The Stanley Works	123,346	6,828
* Dollar Tree Stores, Inc.	163,334	6,246
Foot Locker, Inc.	262,418	6,180
Jones Apparel Group, Inc.	185,829	5,711
KB Home	130,874	5,584
^ New York Times Co. Class A	228,913	5,382
* Toll Brothers, Inc.	194,108	5,315
* AutoNation, Inc.	245,188	5,208
Wendy's International, Inc.	160,175	5,013
Brunswick Corp.	154,756	4,929
OSI Restaurant Partners, Inc.	110,654	4,371
Tiffany&Co.	81,587	3,711
* Liberty Global, Inc. Class A	112,443	3,703
Family Dollar Stores, Inc.	121,475	3,598
Circuit City Stores, Inc.	191,957	3,557
E.W. Scripps Co. Class A	74,822	3,343
* Liberty Global, Inc. Series C	106,777	3,272
* Interpublic Group of Cos., Inc.	258,595	3,183
The McClatchy Co. Class A	93,996	2,971
Regal Entertainment Group Class A	108,849	2,163
Dow Jones&Co., Inc.	58,738	2,025
* NVR, Inc.	2,637	1,754
International Speedway Corp.	33,726	1,744

		646,308

Consumer Staples (6.5%)
Altria Group, Inc.	3,532,521	310,191
The Coca-Cola Co.	2,310,996	110,928
Kimberly-Clark Corp.	772,544	52,912
General Mills, Inc.	549,344	31,983
H.J. Heinz Co.	555,419	26,171
ConAgra Foods, Inc.	858,874	21,395
Sara Lee Corp.	1,258,816	21,299
The Kroger Co.	746,756	21,096
Reynolds American Inc.	298,938	18,657
Safeway, Inc.	485,743	17,798
Bunge Ltd.	201,970	16,606
UST, Inc.	271,225	15,726
SuperValu Inc.	347,064	13,560
Molson Coors Brewing Co. Class B	119,246	11,283
^ Kraft Foods Inc.	326,007	10,321
Coca-Cola Enterprises, Inc.	443,029	8,971
Tyson Foods, Inc.	425,947	8,268
The Pepsi Bottling Group, Inc.	238,696	7,612
* Constellation Brands, Inc. Class A	353,335	7,484
* Dean Foods Co.	146,564	6,850
Campbell Soup Co.	130,974	5,101
* Smithfield Foods, Inc.	168,871	5,058
McCormick&Co., Inc.	129,328	4,982
J.M. Smucker Co.	91,882	4,899
Hormel Foods Corp.	126,586	4,708
PepsiAmericas, Inc.	108,768	2,428
Brown-Forman Corp. Class B	27,039	1,773

		768,060

Energy (14.6%)
ExxonMobil Corp.	9,830,346	741,700
Chevron Corp.	3,674,266	271,749
ConocoPhillips Co.	2,635,259	180,120
Occidental Petroleum Corp.	1,417,669	69,905
Valero Energy Corp.	1,019,141	65,724
Marathon Oil Corp.	592,498	58,557
Devon Energy Corp.	707,754	48,991
Apache Corp.	555,255	39,256
Anadarko Petroleum Corp.	736,196	31,642
Spectra Energy Corp.	1,055,978	27,741
Hess Corp.	426,538	23,660
Chesapeake Energy Corp.	748,298	23,107
Kinder Morgan, Inc.	180,831	19,249
Noble Energy, Inc.	292,977	17,476
El Paso Corp.	1,188,967	17,204
GlobalSantaFe Corp.	196,801	12,139
Tesoro Petroleum Corp.	113,438	11,393
Williams Cos., Inc.	351,784	10,012
Murphy Oil Corp.	184,496	9,852
Sunoco, Inc.	134,955	9,506
* Newfield Exploration Co.	217,464	9,070
Pioneer Natural Resources Co.	206,671	8,910
Cimarex Energy Co.	139,710	5,172
ENSCO International, Inc.	89,067	4,845
Pogo Producing Co.	98,455	4,736
* Pride International, Inc.	96,800	2,914
Rowan Cos., Inc.	65,207	2,117
Patterson-UTI Energy, Inc.	92,674	2,080

		1,728,827

Financials (35.2%)
Citigroup, Inc.	8,281,807	425,188
Bank of America Corp.	7,568,804	386,160
JPMorgan Chase&Co.	5,846,738	282,865
American International Group, Inc.	3,724,526	250,363
Wells Fargo&Co.	5,405,545	186,113
Wachovia Corp.	3,226,570	177,623
Morgan Stanley	1,605,726	126,467
Merrill Lynch&Co., Inc.	1,411,141	115,248
U.S. Bancorp	2,998,941	104,873
Fannie Mae	1,635,244	89,252
MetLife, Inc.	1,281,380	80,919
Freddie Mac	1,167,562	69,458
Washington Mutual, Inc.	1,583,050	63,924
The Travelers Cos., Inc.	1,163,043	60,211
The Allstate Corp.	1,000,697	60,102
Lehman Brothers Holdings, Inc.	759,395	53,211
Capital One Financial Corp.	688,926	51,986
The Bank of New York Co., Inc.	1,267,242	51,387
The Hartford Financial Services Group Inc.	534,245	51,063
Prudential Financial, Inc.	522,639	47,173
SunTrust Banks, Inc.	567,117	47,093
Regions Financial Corp.	1,230,324	43,517
PNC Financial Services Group	582,801	41,944
BB&T Corp.	911,718	37,399
National City Corp.	969,774	36,124
The Chubb Corp.	693,828	35,850
Countrywide Financial Corp.	1,046,821	35,215
Fifth Third Bancorp	846,594	32,755
Lincoln National Corp.	467,590	31,698
ACE Ltd.	549,765	31,370
Loews Corp.	649,597	29,511
Bear Stearns Co., Inc.	187,932	28,256
ProLogis REIT	417,148	27,085
Simon Property Group, Inc. REIT	242,517	26,980
Genworth Financial Inc.	762,247	26,633
Marsh&McLennan Cos., Inc.	882,445	25,847
KeyCorp	676,879	25,363
Equity Residential REIT	492,399	23,748
Host Hotels&Resorts Inc. REIT	864,365	22,741
Boston Properties, Inc. REIT	187,105	21,966
XL Capital Ltd. Class A	304,415	21,297
Ameriprise Financial, Inc.	367,132	20,978
Archstone-Smith Trust REIT	368,076	19,979
Mellon Financial Corp.	451,272	19,468
Kimco Realty Corp. REIT	379,011	18,473
Marshall&Ilsley Corp.	387,029	17,923
Aon Corp.	469,803	17,834
CIT Group Inc.	334,279	17,690
Avalonbay Communities, Inc. REIT	132,526	17,228
Sovereign Bancorp, Inc.	637,684	16,223
Comerica, Inc.	267,803	15,832
Ambac Financial Group, Inc.	178,845	15,450
MBIA, Inc.	227,231	14,881
Zions Bancorp	171,242	14,473
Compass Bancshares Inc.	207,910	14,304
Synovus Financial Corp.	438,227	14,172
Vornado Realty Trust REIT	115,011	13,725
Unum Group	577,373	13,297
Public Storage, Inc. REIT	139,845	13,239
M&T Bank Corp.	111,919	12,964
Safeco Corp.	194,681	12,933
Hudson City Bancorp, Inc.	904,394	12,372
Health Care Properties Investors REIT	338,372	12,192
Plum Creek Timber Co. Inc. REIT	298,442	11,765
Cincinnati Financial Corp.	277,453	11,764
American Capital Strategies, Ltd.	263,057	11,656
Developers Diversified Realty Corp. REIT	183,585	11,548
The Macerich Co. REIT	121,092	11,184
Torchmark Corp.	165,328	10,844
Everest Re Group, Ltd.	109,563	10,537
Commerce Bancorp, Inc.	300,286	10,024
Duke Realty Corp. REIT	228,009	9,912
iStar Financial Inc. REIT	210,501	9,858
AMB Property Corp. REIT	166,737	9,802
Regency Centers Corp. REIT	116,203	9,709
Assurant, Inc.	176,845	9,484
Apartment Investment&Management Co. Class A REIT	162,673	9,385
A.G. Edwards&Sons, Inc.	128,205	8,869
SL Green Realty Corp. REIT	64,055	8,787
Federal Realty Investment Trust REIT	93,191	8,445
Fidelity National Financial, Inc. Class A	350,210	8,409
Huntington Bancshares Inc.	380,532	8,315
First Horizon National Corp.	199,333	8,278
MGIC Investment Corp.	139,975	8,247
Old Republic International Corp.	369,062	8,164
New York Community Bancorp, Inc.	460,910	8,107
Axis Capital Holdings Ltd.	230,922	7,819
Radian Group, Inc.	135,836	7,455
^ Liberty Property Trust REIT	152,447	7,427
Popular, Inc.	446,533	7,395
Hospitality Properties Trust REIT	156,912	7,343
^ Allied Capital Corp.	252,935	7,287
White Mountains Insurance Group Inc.	12,719	7,205
First American Corp.	138,535	7,026
Janus Capital Group Inc.	334,079	6,986
UDR, Inc. REIT	227,070	6,953
Associated Banc-Corp	205,521	6,905
Camden Property Trust REIT	95,127	6,688
Ventas, Inc. REIT	158,046	6,658
Northern Trust Corp.	109,390	6,579
PartnerRe Ltd.	95,836	6,569
TD Banknorth, Inc.	192,589	6,194
Weingarten Realty Investors REIT	129,884	6,177
The PMI Group Inc.	133,896	6,055
UnionBanCal Corp.	94,667	6,004
RenaissanceRe Holdings Ltd.	115,568	5,795
Colonial BancGroup, Inc.	232,017	5,742
TCF Financial Corp.	198,650	5,236
* Arch Capital Group Ltd.	74,504	5,082
City National Corp.	68,260	5,024
Protective Life Corp.	112,022	4,933
Nationwide Financial Services, Inc.	91,584	4,933
CapitalSource Inc. REIT	195,840	4,921
Commerce Bancshares, Inc.	99,816	4,822
* AmeriCredit Corp.	193,517	4,424
Fulton Financial Corp.	290,702	4,224
Astoria Financial Corp.	150,411	3,999
* Realogy Corp.	125,814	3,725
Unitrin, Inc.	78,796	3,709
Erie Indemnity Co. Class A	56,604	2,987
Transatlantic Holdings, Inc.	44,189	2,878
People's Bank	61,316	2,722
Federated Investors, Inc.	70,851	2,602
Forest City Enterprise Class A	38,093	2,521
Mercury General Corp.	45,577	2,417
BOK Financial Corp.	39,539	1,958
Student Loan Corp.	6,691	1,244

		4,171,324

Health Care (7.8%)
Pfizer Inc.	12,152,888	306,982
Merck&Co., Inc.	3,659,132	161,624
Abbott Laboratories	1,681,554	93,831
Eli Lilly&Co.	1,716,561	92,196
Bristol-Myers Squibb Co.	3,314,870	92,021
Wyeth	1,475,435	73,816
Baxter International, Inc.	386,135	20,338
AmerisourceBergen Corp.	169,883	8,961
CIGNA Corp.	60,596	8,645
* King Pharmaceuticals, Inc.	409,850	8,062
* Triad Hospitals, Inc.	148,422	7,755
Beckman Coulter, Inc.	105,066	6,713
Hillenbrand Industries, Inc.	93,183	5,532
Omnicare, Inc.	133,080	5,293
* Charles River Laboratories, Inc.	112,839	5,220
* Invitrogen Corp.	81,163	5,166
Bausch&Lomb, Inc.	90,380	4,624
Health Management Associates Class A	402,916	4,380
* Watson Pharmaceuticals, Inc.	163,196	4,313
* Hospira, Inc.	87,383	3,574

		919,046

Industrials (10.0%)
General Electric Co.	17,373,819	614,338
Tyco International Ltd.	3,395,720	107,135
Honeywell International Inc.	1,307,420	60,220
Union Pacific Corp.	431,934	43,863
Northrop Grumman Corp.	553,135	41,054
Emerson Electric Co.	676,236	29,139
Raytheon Co.	487,170	25,557
Ingersoll-Rand Co.	516,773	22,412
Eaton Corp.	238,581	19,936
Masco Corp.	664,500	18,207
Parker Hannifin Corp.	201,882	17,424
Norfolk Southern Corp.	334,519	16,927
Dover Corp.	344,130	16,797
Waste Management, Inc.	450,952	15,517
Deere&Co.	136,389	14,817
Cooper Industries, Inc. Class A	306,540	13,791
R.R. Donnelley&Sons Co.	365,453	13,372
* Terex Corp.	171,433	12,302
Manpower Inc.	143,237	10,567
Goodrich Corp.	199,812	10,286
Avery Dennison Corp.	157,317	10,109
W.W. Grainger, Inc.	123,317	9,525
Pitney Bowes, Inc.	187,031	8,489
SPX Corp.	96,773	6,793
* Allied Waste Industries, Inc.	496,194	6,247
Pentair, Inc.	158,802	4,948
Republic Services, Inc. Class A	163,897	4,560
Hubbell Inc. Class B	87,694	4,230
Pall Corp.	102,486	3,894
* US Airways Group Inc.	81,879	3,724
* Hertz Global Holdings Inc.	79,800	1,891
* Raytheon Co. Warrants Exp. 6/16/11	9,836	171

		1,188,242

Information Technology (3.1%)
International Business Machines Corp.	888,663	83,765
Hewlett-Packard Co.	1,615,726	64,855
First Data Corp.	1,290,803	34,723
Electronic Data Systems Corp.	871,777	24,131
Seagate Technology	870,916	20,292
* Xerox Corp.	1,057,561	17,862
* Computer Sciences Corp.	289,454	15,089
Microchip Technology, Inc.	363,716	12,923
* Cadence Design Systems, Inc.	467,684	9,849
Fidelity National Information Services, Inc.	208,464	9,477
Maxim Integrated Products, Inc.	270,306	7,947
* Arrow Electronics, Inc.	206,076	7,779
* Flextronics International Ltd.	663,290	7,256
* Tellabs, Inc.	707,442	7,004
* Novellus Systems, Inc.	208,399	6,673
Intersil Corp.	232,764	6,166
* Compuware Corp.	593,756	5,635
Diebold, Inc.	110,381	5,266
* Solectron Corp.	1,512,226	4,763
* LSI Logic Corp.	452,766	4,727
* Ingram Micro, Inc. Class A	237,308	4,582
Molex, Inc. Class A	134,472	3,347
* Ceridian Corp.	82,069	2,859
* JDS Uniphase Corp.	172,529	2,628
* International Rectifier Corp.	41,841	1,599
AVX Corp.	100,023	1,520
Sabre Holdings Corp.	8,175	268

		372,985

Materials (4.0%)
E.I. du Pont de Nemours&Co.	1,550,301	76,631
Dow Chemical Co.	1,610,017	73,835
Alcoa Inc.	1,461,453	49,543
Freeport-McMoRan Copper&Gold, Inc. Class B	600,413	39,741
Weyerhaeuser Co.	355,791	26,592
International Paper Co.	728,533	26,519
United States Steel Corp.	199,699	19,804
PPG Industries, Inc.	278,566	19,586
Vulcan Materials Co.	159,223	18,546
Air Products&Chemicals, Inc.	241,400	17,854
Rohm&Haas Co.	239,309	12,377
Lyondell Chemical Co.	376,953	11,297
Temple-Inland Inc.	180,383	10,776
MeadWestvaco Corp.	305,433	9,420
Eastman Chemical Co.	138,731	8,786
* Domtar Corp.	874,866	8,145
Ashland, Inc.	96,328	6,319
International Flavors&Fragrances, Inc.	128,535	6,069
Sonoco Products Co.	159,787	6,005
Bemis Co., Inc.	176,710	5,900
* Smurfit-Stone Container Corp.	429,295	4,834
Sigma-Aldrich Corp.	111,199	4,617
Chemtura Corp.	403,284	4,408
* Owens-Illinois, Inc.	128,874	3,321
* The Mosaic Co.	90,064	2,401
Huntsman Corp.	58,294	1,113

		474,439

Telecommunication Services (6.6%)
AT&T Inc.	10,550,531	416,007
Verizon Communications Inc.	4,920,768	186,596
Sprint Nextel Corp.	4,681,328	88,758
Alltel Corp.	629,774	39,046
Embarq Corp.	252,035	14,202
Windstream Corp.	803,586	11,805
Citizens Communications Co.	570,982	8,536
CenturyTel, Inc.	183,840	8,308
Telephone&Data Systems, Inc.	86,051	5,130
Telephone&Data Systems, Inc. - Special Common Shares	87,315	4,881

		783,269

Utilities (6.6%)
Exelon Corp.	1,130,890	77,703
Dominion Resources, Inc.	596,222	52,927
Southern Co.	1,251,925	45,883
Duke Energy Corp.	2,115,791	42,929
FPL Group, Inc.	648,115	39,645
Entergy Corp.	348,734	36,589
Public Service Enterprise Group, Inc.	425,138	35,303
FirstEnergy Corp.	513,767	34,032
American Electric Power Co., Inc.	666,807	32,507
PG&E Corp.	598,098	28,870
PPL Corp.	643,166	26,305
Edison International	521,775	25,635
Sempra Energy	397,775	24,268
Consolidated Edison Inc.	432,896	22,104
Progress Energy, Inc.	407,026	20,530
Ameren Corp.	347,717	17,490
* Mirant Corp.	431,480	17,458
Constellation Energy Group, Inc.	197,225	17,149
Xcel Energy, Inc.	685,808	16,933
* NRG Energy, Inc.	202,488	14,587
DTE Energy Co.	299,996	14,370
KeySpan Corp.	295,451	12,158
NiSource, Inc.	460,205	11,247
* Reliant Energy, Inc.	519,990	10,566
Wisconsin Energy Corp.	197,235	9,570
Pepco Holdings, Inc.	322,530	9,360
CenterPoint Energy Inc.	500,939	8,987
Alliant Energy Corp.	195,753	8,774
Pinnacle West Capital Corp.	168,373	8,124
SCANA Corp.	186,538	8,053
ONEOK, Inc.	176,547	7,945
MDU Resources Group, Inc.	274,465	7,888
Integrys Energy Group, Inc.	126,087	6,999
Energy East Corp.	264,713	6,448
NSTAR	180,055	6,324
TECO Energy, Inc.	352,607	6,068
DPL Inc.	190,487	5,922
Equitable Resources, Inc.	96,730	4,674

		782,324

Total Common Stocks
(Cost $9,569,157)		11,834,824

Temporary Cash Investment (0.4%)

[1] Vanguard Market Liquidity Fund, 5.288%
(Cost $45,338)	45,338,238	45,338

Total Investments (100.2%)
(Cost $9,614,495)		11,880,162

Other Assets and Liabilities - Net (-0.2%)		(28,175)

Net Assets (100%)		11,851,987

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $9,614,495,000. Net unrealized appreciation of investment securities for tax purposes was $2,265,667,000, consisting of unrealized gains of $2,379,544,000 on securities that had risen in value since their purchase and $113,877,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (16.7%)
Home Depot, Inc.	4,165,698	153,048
The Walt Disney Co.	3,965,860	136,545
Time Warner, Inc.	5,211,316	102,767
Target Corp.	1,646,394	97,565
Lowe's Cos., Inc.	2,929,464	92,249
* Comcast Corp. Special Class A	3,497,943	89,093
News Corp., Class A	3,733,850	86,327
* Comcast Corp. Class A	2,566,615	66,604
* Viacom Inc. Class B	1,225,252	50,370
Federated Department Stores, Inc.	1,097,046	49,422
* Starbucks Corp.	1,525,920	47,853
* Kohl's Corp.	594,074	45,512
The McGraw-Hill Cos., Inc.	714,861	44,950
Best Buy Co., Inc.	823,924	40,142
McDonald's Corp.	873,634	39,357
NIKE, Inc. Class B	358,157	38,058
Staples, Inc.	1,458,445	37,686
Johnson Controls, Inc.	394,778	37,354
* Coach, Inc.	741,655	37,120
J.C. Penney Co., Inc. (Holding Co.)	431,384	35,443
Omnicom Group Inc.	344,964	35,317
Marriott International, Inc. Class A	678,350	33,212
Clear Channel Communications, Inc.	946,795	33,176
* Liberty Media Corp.-Interactive Series A	1,353,455	32,239
* DIRECTV Group, Inc.	1,358,183	31,333
Yum! Brands, Inc.	535,066	30,905
* Sears Holdings Corp.	170,859	30,782
Harley-Davidson, Inc.	523,062	30,730
Harrah's Entertainment, Inc.	356,730	30,126
* Liberty Media Corp.-Capital Series A	271,380	30,012
Starwood Hotels & Resorts Worldwide, Inc.	427,903	27,750
International Game Technology	685,012	27,661
News Corp., Class B	1,095,101	26,797
Hilton Hotels Corp.	741,259	26,656
* Amazon.com, Inc.	623,595	24,813
TJX Cos., Inc.	907,248	24,459
* Bed Bath&Beyond, Inc.	570,534	22,918
Nordstrom, Inc.	414,809	21,960
* Office Depot, Inc.	561,975	19,748
* Las Vegas Sands Corp.	214,607	18,587
* EchoStar Communications Corp. Class A	416,964	18,109
* MGM Mirage, Inc.	255,362	17,753
* IAC/InterActiveCorp	405,788	15,302
* AutoZone Inc.	108,027	13,843
Abercrombie&Fitch Co.	177,685	13,447
Cablevision Systems NY Group Class A	437,955	13,327
* Apollo Group, Inc. Class A	295,921	12,991
^ Garmin Ltd.	239,674	12,978
American Eagle Outfitters, Inc.	406,220	12,183
Harman International Industries, Inc.	125,059	12,016
Tim Hortons, Inc.	388,959	11,832
Darden Restaurants Inc.	281,276	11,586
Black&Decker Corp.	137,232	11,201
Polo Ralph Lauren Corp.	122,404	10,790
* CarMax, Inc.	431,295	10,584
Lamar Advertising Co. Class A	164,486	10,358
* R.H. Donnelley Corp.	141,877	10,058
* Discovery Holding Co. Class A	514,140	9,835
Ross Stores, Inc.	284,830	9,798
Wynn Resorts Ltd.	102,555	9,728
PetSmart, Inc.	282,201	9,301
* Chico's FAS, Inc.	354,307	8,656
Station Casinos, Inc.	98,053	8,488
Tiffany&Co.	181,291	8,245
Advance Auto Parts, Inc.	212,208	8,181
*^ Sirius Satellite Radio, Inc.	2,554,306	8,174
* Liberty Global, Inc. Class A	247,057	8,136
Brinker International, Inc.	246,316	8,055
* Liberty Global, Inc. Series C	243,372	7,457
* Interpublic Group of Cos., Inc.	577,997	7,115
RadioShack Corp.	260,126	7,031
* XM Satellite Radio Holdings, Inc.	541,278	6,993
Williams-Sonoma, Inc.	194,402	6,893
Limited Brands, Inc.	250,820	6,536
* Career Education Corp.	191,042	5,827
Boyd Gaming Corp.	113,311	5,398
* Urban Outfitters, Inc.	199,446	5,287
* Getty Images, Inc.	102,619	4,990
Virgin Media Inc.	195,744	4,943
Gentex Corp.	274,025	4,453
Family Dollar Stores, Inc.	145,046	4,296
E.W. Scripps Co. Class A	89,408	3,995
* NVR, Inc.	5,852	3,892
Weight Watchers International, Inc.	71,798	3,309
* DreamWorks Animation SKG, Inc.	84,588	2,587
Circuit City Stores, Inc.	123,480	2,288
Dow Jones&Co., Inc.	38,063	1,312
International Speedway Corp.	21,839	1,129

		2,297,332

Consumer Staples (11.8%)
The Procter&Gamble Co.	6,395,200	403,921
Wal-Mart Stores, Inc.	5,047,187	236,965
PepsiCo, Inc.	3,314,093	210,644
CVS/Caremark Corp.	3,106,535	106,057
Walgreen Co.	2,023,876	92,876
Anheuser-Busch Cos., Inc.	1,551,687	78,298
The Coca-Cola Co.	1,490,037	71,522
Colgate-Palmolive Co.	1,038,087	69,334
Costco Wholesale Corp.	924,889	49,796
Archer-Daniels-Midland Co.	1,193,830	43,814
Sysco Corp.	1,247,543	42,204
Avon Products, Inc.	897,194	33,429
Kellogg Co.	522,582	26,876
The Clorox Co.	306,398	19,514
The Hershey Co.	327,937	17,925
Wm. Wrigley Jr. Co.	333,299	16,975
Carolina Group	218,594	16,528
The Kroger Co.	481,521	13,603
Whole Foods Market, Inc.	281,813	12,639
The Estee Lauder Cos. Inc. Class A	237,751	11,614
Safeway, Inc.	313,149	11,474
Campbell Soup Co.	291,143	11,340
* Energizer Holdings, Inc.	110,029	9,389
* Dean Foods Co.	94,425	4,413
Brown-Forman Corp. Class B	60,683	3,978
McCormick&Co., Inc.	83,137	3,202
Wm. Wrigley Jr. Co. Class B	62,668	3,184

		1,621,514

Energy (5.3%)
Schlumberger Ltd.	2,377,868	164,311
Halliburton Co.	2,029,383	64,413
* Transocean Inc.	590,117	48,213
Baker Hughes, Inc.	647,394	42,812
XTO Energy, Inc.	701,594	38,454
EOG Resources, Inc.	491,419	35,058
* Weatherford International Ltd.	685,680	30,924
* National Oilwell Varco Inc.	354,226	27,555
Williams Cos., Inc.	782,317	22,265
Noble Corp.	273,710	21,536
Peabody Energy Corp.	532,497	21,428
Smith International, Inc.	402,424	19,336
* Nabors Industries, Inc.	603,828	17,916
BJ Services Co.	603,786	16,846
* Ultra Petroleum Corp.	306,761	16,298
GlobalSantaFe Corp.	235,688	14,537
CONSOL Energy, Inc.	368,578	14,422
* Cameron International Corp.	224,384	14,089
* Southwestern Energy Co.	339,698	13,921
* Grant Prideco, Inc.	258,259	12,872
ENSCO International, Inc.	199,047	10,828
Diamond Offshore Drilling, Inc.	130,282	10,546
* FMC Technologies Inc.	137,170	9,569
Arch Coal, Inc.	286,321	8,787
* Pride International, Inc.	215,078	6,474
Murphy Oil Corp.	118,761	6,342
Sunoco, Inc.	86,993	6,128
Rowan Cos., Inc.	144,939	4,706
Patterson-UTI Energy, Inc.	208,460	4,678
* CNX Gas Corp.	60,897	1,725

		726,989

Financials (7.9%)
The Goldman Sachs Group, Inc.	773,474	159,823
American Express Co.	2,188,331	123,422
* Berkshire Hathaway Inc. Class B	25,228	91,830
AFLAC Inc.	998,091	46,970
State Street Corp.	670,254	43,399
Franklin Resources Corp.	357,807	43,234
Charles Schwab Corp.	2,166,309	39,622
The Chicago Mercantile Exchange	70,268	37,415
SLM Corp.	824,965	33,741
The Principal Financial Group, Inc.	544,432	32,595
Progressive Corp. of Ohio	1,454,130	31,729
Prudential Financial, Inc.	336,962	30,414
Moody's Corp.	480,069	29,793
General Growth Properties Inc. REIT	438,790	28,333
T. Rowe Price Group Inc.	505,554	23,857
*^ NYSE Group Inc.	253,303	23,747
Legg Mason Inc.	252,027	23,743
* E*TRADE Financial Corp.	861,668	18,285
Simon Property Group, Inc. REIT	156,396	17,399
Vornado Realty Trust REIT	137,613	16,423
Northern Trust Corp.	243,093	14,620
* CBOT Holdings, Inc. Class A	74,740	13,565
* CB Richard Ellis Group, Inc.	386,636	13,215
Mellon Financial Corp.	291,010	12,554
W.R. Berkley Corp.	328,729	10,887
Leucadia National Corp.	327,170	9,625
* IntercontinentalExchange Inc.	75,310	9,204
* TD Ameritrade Holding Corp.	616,327	9,171
* Markel Corp.	18,510	8,974
Eaton Vance Corp.	243,063	8,663
Public Storage, Inc. REIT	90,077	8,528
* Realogy Corp.	280,910	8,318
SEI Investments Co.	129,634	7,808
Investors Financial Services Corp.	133,396	7,757
Nuveen Investments, Inc. Class A	158,746	7,509
^ The St. Joe Co.	142,321	7,445
Brown&Brown, Inc.	239,789	6,479
SL Green Realty Corp. REIT	41,293	5,665
Forest City Enterprise Class A	85,187	5,638
* Nasdaq Stock Market Inc.	191,030	5,618
The First Marblehead Corp.	95,193	4,273
Federated Investors, Inc.	84,564	3,105
Erie Indemnity Co. Class A	36,712	1,937
People's Bank	39,730	1,764

		1,088,096

Health Care (16.2%)
Johnson&Johnson	5,851,431	352,607
UnitedHealth Group Inc.	2,718,538	144,001
* Amgen, Inc.	2,354,309	131,559
Medtronic, Inc.	2,323,510	113,991
* WellPoint Inc.	1,251,407	101,489
* Genentech, Inc.	957,259	78,610
Schering-Plough Corp.	2,992,117	76,329
* Gilead Sciences, Inc.	928,110	71,000
Abbott Laboratories	1,084,188	60,498
Cardinal Health, Inc.	817,440	59,632
Wyeth	951,338	47,595
Aetna Inc.	1,053,554	46,135
Baxter International, Inc.	858,557	45,220
* Medco Health Solutions, Inc.	592,221	42,954
* Zimmer Holdings, Inc.	481,736	41,145
* Celgene Corp.	751,706	39,434
* Thermo Fisher Scientific, Inc.	823,627	38,505
Stryker Corp.	575,286	38,153
Becton, Dickinson&Co.	493,928	37,978
* Boston Scientific Corp.	2,528,607	36,766
Allergan, Inc.	305,864	33,896
McKesson Corp.	567,509	33,222
* Forest Laboratories, Inc.	639,290	32,885
* Genzyme Corp.	530,579	31,845
* Biogen Idec Inc.	680,456	30,199
* St. Jude Medical, Inc.	713,381	26,830
Biomet, Inc.	469,657	19,956
* Humana Inc.	335,506	19,466
CIGNA Corp.	134,507	19,189
* Express Scripts Inc.	232,419	18,761
* Laboratory Corp. of America Holdings	253,111	18,383
* Coventry Health Care Inc.	321,616	18,027
* MedImmune Inc.	482,778	17,568
Quest Diagnostics, Inc.	334,656	16,689
C.R. Bard, Inc.	207,870	16,528
* Health Net Inc.	235,080	12,650
* Varian Medical Systems, Inc.	262,231	12,506
* Waters Corp.	204,843	11,881
IMS Health, Inc.	400,494	11,879
* DaVita, Inc.	209,746	11,184
Applera Corp.-Applied Biosystems Group	369,448	10,925
AmerisourceBergen Corp.	203,223	10,720
Mylan Laboratories, Inc.	493,589	10,434
* Sepracor Inc.	220,937	10,302
* Henry Schein, Inc.	178,667	9,859
* Amylin Pharmaceuticals, Inc.	262,878	9,821
DENTSPLY International Inc.	291,160	9,535
* Barr Pharmaceuticals Inc.	204,008	9,456
* Cephalon, Inc.	122,996	8,759
* Intuitive Surgical, Inc.	70,798	8,607
Manor Care, Inc.	149,089	8,104
* Patterson Cos	224,357	7,962
* Hospira, Inc.	194,029	7,936
* Millipore Corp.	107,758	7,809
* Covance, Inc.	129,058	7,658
* Endo Pharmaceuticals Holdings, Inc.	255,674	7,517
* Millennium Pharmaceuticals, Inc.	637,008	7,236
Pharmaceutical Product Development, Inc.	212,693	7,166
* Vertex Pharmaceuticals, Inc.	253,282	7,102
* Lincare Holdings, Inc.	186,611	6,839
* Community Health Systems, Inc.	191,736	6,759
* Tenet Healthcare Corp.	950,352	6,111
Universal Health Services Class B	102,142	5,849
* ImClone Systems, Inc.	136,668	5,572
* Kinetic Concepts, Inc.	98,686	4,997
Omnicare, Inc.	85,718	3,409
^ Brookdale Senior Living Inc.	71,290	3,184
* Abraxis Bioscience, Inc.	50,215	1,341

		2,228,114

Industrials (11.0%)
The Boeing Co.	1,516,080	134,795
United Technologies Corp.	1,924,313	125,080
3M Co.	1,411,852	107,908
United Parcel Service, Inc.	1,343,745	94,197
Caterpillar, Inc.	1,312,950	88,007
Lockheed Martin Corp.	727,273	70,560
FedEx Corp.	587,978	63,166
Burlington Northern Santa Fe Corp.	725,035	58,315
General Dynamics Corp.	694,163	53,034
Illinois Tool Works, Inc.	972,519	50,182
Danaher Corp.	496,986	35,510
CSX Corp.	878,294	35,176
PACCAR, Inc.	476,135	34,948
Emerson Electric Co.	809,698	34,890
Deere&Co.	303,371	32,958
Precision Castparts Corp.	273,959	28,505
Southwest Airlines Co.	1,598,064	23,492
Rockwell Collins, Inc.	337,491	22,588
ITT Industries, Inc.	354,200	21,365
L-3 Communications Holdings, Inc.	239,593	20,957
Textron, Inc.	227,865	20,462
Norfolk Southern Corp.	400,512	20,266
Rockwell Automation, Inc.	326,343	19,538
American Standard Cos., Inc.	362,255	19,207
Waste Management, Inc.	539,961	18,580
Expeditors International of Washington, Inc.	430,285	17,779
Raytheon Co.	314,097	16,478
Fluor Corp.	177,726	15,946
C.H. Robinson Worldwide Inc.	333,921	15,945
Cummins Inc.	105,856	15,319
* AMR Corp.	478,749	14,578
Robert Half International, Inc.	321,070	11,883
The Dun&Bradstreet Corp.	123,850	11,295
* Monster Worldwide Inc.	236,864	11,220
* Jacobs Engineering Group Inc.	237,583	11,083
Joy Global Inc.	239,344	10,268
Pitney Bowes, Inc.	223,739	10,156
Cintas Corp.	275,506	9,946
* McDermott International, Inc.	200,570	9,824
Roper Industries Inc.	175,990	9,658
Equifax, Inc.	252,533	9,205
Fastenal Co.	258,765	9,070
* UAL Corp.	223,226	8,521
Oshkosh Truck Corp.	148,770	7,885
*^ USG Corp.	148,296	6,922
* ChoicePoint Inc.	160,851	6,021
The Corporate Executive Board Co.	78,782	5,984
* Alliant Techsystems, Inc.	66,455	5,843
J.B. Hunt Transport Services, Inc.	218,293	5,728
Republic Services, Inc. Class A	197,569	5,496
Pall Corp.	123,236	4,683
* Hertz Global Holdings Inc.	96,879	2,296

		1,502,718

Information Technology (27.1%)
Microsoft Corp.	17,855,747	497,640
* Cisco Systems, Inc.	12,255,933	312,894
Intel Corp.	11,636,868	222,613
* Google Inc.	450,845	206,559
International Business Machines Corp.	1,976,122	186,269
* Apple Computer, Inc.	1,721,520	159,946
* Oracle Corp.	8,388,332	152,080
Hewlett-Packard Co.	3,593,112	144,227
QUALCOMM Inc.	3,335,226	142,281
* Dell Inc.	4,126,120	95,767
Texas Instruments, Inc.	2,994,819	90,144
Motorola, Inc.	4,878,960	86,211
* Yahoo! Inc.	2,470,709	77,308
* eBay Inc.	2,250,898	74,617
* Corning, Inc.	3,157,101	71,792
* EMC Corp.	4,444,858	61,561
Automatic Data Processing, Inc.	1,111,261	53,785
Applied Materials, Inc.	2,784,958	51,020
* Adobe Systems, Inc.	1,177,348	49,095
Accenture Ltd.	1,179,357	45,452
* Sun Microsystems, Inc.	7,103,113	42,690
Western Union Co.	1,546,877	33,954
* Symantec Corp.	1,893,140	32,751
* Electronic Arts Inc.	622,679	31,358
* Broadcom Corp.	946,207	30,345
* Agilent Technologies, Inc.	859,449	28,955
* Network Appliance, Inc.	751,674	27,451
Paychex, Inc.	691,023	26,169
* Cognizant Technology Solutions Corp.	286,204	25,263
Analog Devices, Inc.	690,242	23,806
CA, Inc.	850,124	22,027
* MEMC Electronic Materials, Inc.	359,033	21,750
KLA-Tencor Corp.	401,883	21,428
* Juniper Networks, Inc.	1,027,693	20,225
* SanDisk Corp.	456,057	19,975
* NVIDIA Corp.	681,756	19,621
Linear Technology Corp.	603,398	19,061
* Fiserv, Inc.	349,588	18,549
* Micron Technology, Inc.	1,522,613	18,393
* Intuit, Inc.	667,400	18,260
Xilinx, Inc.	678,620	17,461
* Autodesk, Inc.	464,250	17,456
* NCR Corp.	359,734	17,184
* Marvell Technology Group Ltd.	943,544	15,861
National Semiconductor Corp.	654,418	15,798
* Altera Corp.	730,314	14,599
MasterCard, Inc. Class A	136,678	14,521
* Advanced Micro Devices, Inc.	1,107,199	14,460
Harris Corp.	270,732	13,794
* LAM Research Corp.	287,601	13,615
* Akamai Technologies, Inc.	268,432	13,400
* Affiliated Computer Services, Inc. Class A	226,077	13,311
* BMC Software, Inc.	413,932	12,745
* VeriSign, Inc.	490,265	12,315
* Citrix Systems, Inc.	364,512	11,675
* Lexmark International, Inc.	197,472	11,544
* Xerox Corp.	681,269	11,507
Amphenol Corp.	176,422	11,392
* Activision, Inc.	565,910	10,718
* Avaya Inc.	829,300	9,794
Maxim Integrated Products, Inc.	323,608	9,514
* McAfee Inc.	321,657	9,354
* BEA Systems, Inc.	751,618	8,711
* Alliance Data Systems Corp.	136,627	8,419
* Red Hat, Inc.	366,576	8,406
* Iron Mountain, Inc.	320,385	8,372
* DST Systems, Inc.	106,686	8,023
Jabil Circuit, Inc.	363,923	7,792
CDW Corp.	126,409	7,765
* LSI Logic Corp.	732,857	7,651
* Western Digital Corp.	446,917	7,513
* salesforce.com, Inc.	160,222	6,861
* NAVTEQ Corp.	197,305	6,807
* Ceridian Corp.	182,262	6,350
* Teradyne, Inc.	382,545	6,327
* Hewitt Associates, Inc.	212,380	6,208
Fidelity National Information Services, Inc.	134,439	6,112
* CheckFree Corp.	151,653	5,625
* QLogic Corp.	317,820	5,403
* Zebra Technologies Corp. Class A	135,134	5,218
* Flextronics International Ltd.	427,753	4,680
* International Rectifier Corp.	94,599	3,615
* JDS Uniphase Corp.	205,982	3,137
Molex, Inc. Class A	102,501	2,551
Total System Services, Inc.	79,323	2,526
* Agere Systems Inc.	75,787	1,714
Molex, Inc.	17,926	505

		3,721,601

Materials (2.1%)
Monsanto Co.	1,096,488	60,263
Praxair, Inc.	651,695	41,031
Nucor Corp.	609,773	39,714
Newmont Mining Corp. (Holding Co.)	908,664	38,155
Allegheny Technologies Inc.	172,842	18,440
Ecolab, Inc.	380,232	16,350
Martin Marietta Materials, Inc.	91,099	12,317
Air Products&Chemicals, Inc.	155,592	11,508
Sealed Air Corp.	325,120	10,274
Ball Corp.	199,652	9,154
* Pactiv Corp.	268,341	9,054
* Titanium Metals Corp.	178,727	6,413
Sigma-Aldrich Corp.	132,938	5,520
* The Mosaic Co.	201,027	5,359
* Owens-Illinois, Inc.	154,783	3,989
Huntsman Corp.	130,757	2,496

		290,037

Telecommunication Services (0.8%)
* American Tower Corp. Class A	858,788	33,450
* Qwest Communications International Inc.	3,284,065	29,524
* NII Holdings Inc.	281,004	20,845
* Crown Castle International Corp.	451,507	14,507
* Level 3 Communications, Inc.	2,221,416	13,551
* U.S. Cellular Corp.	32,780	2,408

		114,285

Utilities (1.0%)
TXU Corp.	880,511	56,441
* AES Corp.	1,340,479	28,847
* Allegheny Energy, Inc.	333,538	16,390
Questar Corp.	173,343	15,464
Constellation Energy Group, Inc.	127,091	11,051
Equitable Resources, Inc.	115,653	5,588

		133,781

Total Common Stocks
(Cost $9,891,930)		13,724,467

Temporary Cash Investment (0.7%)

[1] Vanguard Market Liquidity Fund, 5.288%
(Cost $91,044)	91,044,189	91,044

Total Investments (100.6%)
(Cost $9,982,974)		13,815,511

Other Assets and Liabilities - Net (-0.6%)		(88,649)

Net Assets (100%)		13,726,862

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT	- Real Estate Investment Trust.

Investment   Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $9,982,974,000. Net unrealized appreciation of investment securities for tax purposes was $3,832,537,000, consisting of unrealized gains of $4,066,366,000 on securities that had risen in value since their purchase and $233,829,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (15.3%)
* The Goodyear Tire & Rubber Co.	1,243,182	38,775
* GameStop Corp. Class A	1,072,431	34,929
OfficeMax, Inc.	578,847	30,528
Service Corp. International	2,276,990	27,005
* Big Lots Inc.	847,056	26,496
* ITT Educational Services, Inc.	321,643	26,211
Phillips-Van Heusen Corp.	430,803	25,331
* O'Reilly Automotive, Inc.	751,471	24,874
* Penn National Gaming, Inc.	561,748	23,829
* Laureate Education Inc.	380,246	22,423
* Hanesbrands Inc.	749,351	22,023
* AnnTaylor Stores Corp.	558,596	21,662
Claire's Stores, Inc.	666,894	21,421
Snap-On Inc.	431,561	20,758
Orient-Express Hotel Ltd.	327,737	19,605
* Lear Corp.	524,007	19,131
Sotheby's	426,999	18,993
Saks Inc.	905,464	18,870
* Jarden Corp.	472,307	18,089
* Jack in the Box Inc.	261,555	18,081
* Scientific Games Corp.	534,273	17,540
Men's Wearhouse, Inc.	372,039	17,504
* Dick's Sporting Goods, Inc.	295,279	17,203
Barnes&Noble, Inc.	433,901	17,117
* Payless ShoeSource, Inc.	511,256	16,974
* Gaylord Entertainment Co.	316,886	16,754
* Aeropostale, Inc.	411,017	16,535
Dillard's Inc.	499,511	16,349
Meredith Corp.	284,348	16,319
* The Cheesecake Factory Inc.	584,328	15,572
* Rent-A-Center, Inc.	544,896	15,246
^ Polaris Industries, Inc.	304,007	14,586
*^Priceline.com, Inc.	269,978	14,379
Applebee's International, Inc.	577,574	14,312
Regis Corp.	351,062	14,172
^ Pool Corp.	394,446	14,121
^ Ryland Group, Inc.	331,241	13,975
*^Panera Bread Co.	235,064	13,883
DeVry, Inc.	468,290	13,744
*^Marvel Entertainment, Inc.	495,016	13,737
*^Tractor Supply Co.	266,139	13,706
Strayer Education, Inc.	105,899	13,237
* Pinnacle Entertainment, Inc.	452,654	13,159
Ruby Tuesday, Inc.	455,909	13,039
Belo Corp. Class A	681,670	12,727
MDC Holdings, Inc.	262,597	12,623
*^Nutri/System Inc.	236,437	12,392
* Charming Shoppes, Inc.	953,834	12,352
*^Under Armour, Inc.	240,757	12,351
* Sonic Corp.	540,530	12,043
* TRW Automotive Holdings Corp.	343,391	11,957
Domino's Pizza, Inc.	365,314	11,862
* J. Crew Group, Inc.	293,882	11,805
Wolverine World Wide, Inc.	411,366	11,753
* Life Time Fitness, Inc.	225,866	11,612
Guess ?, Inc.	284,171	11,506
* Pacific Sunwear of California, Inc.	539,424	11,236
Thor Industries, Inc.	281,381	11,084
* Quiksilver, Inc.	953,287	11,058
John Wiley&Sons Class A	291,909	11,022
Catalina Marketing Corp.	345,332	10,906
* CEC Entertainment Inc.	258,779	10,750
Arbitron Inc.	228,789	10,742
Harte-Hanks, Inc.	388,699	10,724
*^Vail Resorts Inc.	195,920	10,644
Tupperware Brands Corp.	423,617	10,561
Standard Pacific Corp.	502,358	10,484
Bob Evans Farms, Inc.	283,193	10,464
* Timberland Co.	398,435	10,371
* Guitar Center, Inc.	228,071	10,291
* The Warnaco Group, Inc.	359,474	10,209
* The Gymboree Corp.	252,424	10,115
Matthews International Corp.	248,046	10,095
Tempur-Pedic International Inc.	387,539	10,072
American Greetings Corp. Class A	433,399	10,059
Choice Hotels International, Inc.	283,379	10,040
* The Children's Place Retail Stores, Inc.	179,272	9,996
* Zale Corp.	374,664	9,884
* Fossil, Inc.	367,128	9,718
* Live Nation	432,805	9,548
Borders Group, Inc.	462,159	9,437
CBRL Group, Inc.	201,744	9,341
*^Netflix.com, Inc.	399,176	9,257
* Corinthian Colleges, Inc.	671,637	9,235
Lee Enterprises, Inc.	305,377	9,177
* Tween Brands, Inc.	255,146	9,114
Burger King Holdings Inc.	420,841	9,090
ArvinMeritor, Inc.	494,630	9,027
* Tenneco Automotive, Inc.	354,520	9,026
CKE Restaurants Inc.	477,859	9,012
Brown Shoe Co., Inc.	211,417	8,879
^ Beazer Homes USA, Inc.	304,726	8,846
American Axle&Manufacturing Holdings, Inc.	322,722	8,826
* Charter Communications, Inc.	3,150,614	8,790
* Coldwater Creek Inc.	431,373	8,748
* VistaPrint Ltd.	228,194	8,740
* Bally Technologies Inc.	370,111	8,727
* Carter's, Inc.	343,457	8,703
Callaway Golf Co.	543,009	8,558
* Visteon Corp.	1,000,325	8,543
Jackson Hewitt Tax Service Inc.	265,137	8,532
Aaron Rents, Inc.	319,379	8,444
The Pep Boys (Manny, Moe&Jack)	439,434	8,389
* WMS Industries, Inc.	213,401	8,374
* Gemstar-TV Guide International, Inc.	1,989,413	8,336
Cooper Tire&Rubber Co.	453,202	8,289
Ethan Allen Interiors, Inc.	234,296	8,280
*^P.F. Chang's China Bistro, Inc.	196,873	8,245
* LKQ Corp.	373,098	8,156
* Rare Hospitality International Inc.	264,919	7,971
Stage Stores, Inc.	339,748	7,920
*^Crocs, Inc.	166,970	7,889
* Scholastic Corp.	252,583	7,855
* Iconix Brand Group Inc.	382,912	7,811
Winnebago Industries, Inc.	231,736	7,793
* Bright Horizons Family Solutions, Inc.	203,389	7,678
* The Dress Barn, Inc.	360,533	7,503
* Genesco, Inc.	180,182	7,483
* RCN Corp.	289,986	7,409
*^Select Comfort Corp.	415,763	7,401
IHOP Corp.	125,448	7,358
Interactive Data Corp.	289,590	7,167
* Hibbett Sports Inc.	249,019	7,119
Columbia Sportswear Co.	111,144	6,925
* Hovnanian Enterprises Inc. Class A	274,665	6,911
* Skechers U.S.A., Inc.	204,689	6,871
Entercom Communications Corp.	238,641	6,725
Sonic Automotive, Inc.	235,483	6,711
Group 1 Automotive, Inc.	168,700	6,709
United Auto Group, Inc.	330,416	6,707
Triarc Cos., Inc. Class B	386,966	6,652
* Cabela's Inc.	266,526	6,612
*^Chipotle Mexican Grill, Inc.	104,704	6,502
* Valassis Communications, Inc.	371,441	6,385
Ameristar Casinos, Inc.	196,680	6,315
Media General, Inc. Class A	164,539	6,279
Stewart Enterprises, Inc. Class A	757,332	6,104
* Coinstar, Inc.	193,430	6,054
Hearst-Argyle Television Inc.	219,658	5,973
* RC2 Corp.	146,618	5,922
Asbury Automotive Group, Inc.	208,666	5,895
* Deckers Outdoor Corp.	82,954	5,891
* Meritage Corp.	182,938	5,876
Kellwood Co.	200,012	5,866
* CSK Auto Corp.	340,787	5,862
Oxford Industries, Inc.	117,003	5,785
Christopher&Banks Corp.	295,567	5,755
Sally Beauty Co. Inc.	626,130	5,754
Sinclair Broadcast Group, Inc.	368,381	5,691
* Steiner Leisure Ltd.	126,506	5,690
Furniture Brands International Inc.	356,436	5,625
Cato Corp. Class A	239,340	5,598
* 99 Cents Only Stores	378,752	5,579
Modine Manufacturing Co.	242,587	5,555
*^WCI Communities, Inc.	260,179	5,552
K-Swiss, Inc.	203,230	5,491
* Papa John's International, Inc.	186,732	5,490
*^Blockbuster Inc. Class A	829,727	5,343
* Texas Roadhouse, Inc.	374,522	5,337
* Champion Enterprises, Inc.	594,544	5,232
* Helen of Troy Ltd.	221,943	5,040
* Charlotte Russe Holding Inc.	173,988	5,023
*^Jos. A. Bank Clothiers, Inc.	140,153	4,954
*^Shuffle Master, Inc.	271,449	4,954
Sealy Corp.	282,731	4,942
^ La-Z-Boy Inc.	398,608	4,935
Warner Music Group Corp.	288,467	4,921
* JAKKS Pacific, Inc.	204,993	4,899
* Jo-Ann Stores, Inc.	179,310	4,886
Journal Communications, Inc.	369,964	4,850
* California Pizza Kitchen, Inc.	145,105	4,772
* Zumiez Inc.	118,198	4,742
Pier 1 Imports Inc.	681,015	4,706
* K2 Inc.	383,317	4,634
* Retail Ventures, Inc.	219,196	4,614
Speedway Motorsports, Inc.	119,005	4,611
*^Six Flags, Inc.	762,638	4,583
* AFC Enterprises, Inc.	227,907	4,570
*^Blue Nile Inc.	111,820	4,547
Steven Madden, Ltd.	155,188	4,531
* TiVo Inc.	713,600	4,531
* DSW Inc. Class A	107,005	4,517
*^Red Robin Gourmet Burgers, Inc.	116,124	4,508
^ Talbots Inc.	188,806	4,460
*^Krispy Kreme Doughnuts, Inc.	431,490	4,397
The Stride Rite Corp.	281,343	4,330
Fred's, Inc.	294,292	4,326
Oakley, Inc.	213,692	4,304
Blyth, Inc.	203,120	4,288
* Keystone Automotive Industries, Inc.	126,873	4,276
UniFirst Corp.	111,118	4,264
* Entravision Communications Corp.	448,663	4,191
* Morningstar, Inc.	80,954	4,180
Movado Group, Inc.	140,582	4,140
* INVESTools Inc.	297,461	4,135
Finish Line, Inc.	327,545	4,127
Big 5 Sporting Goods Corp.	158,338	4,104
Building Materials Holding Corp.	225,120	4,077
Landry's Restaurants, Inc.	136,713	4,047
*^Universal Technical Institute Inc.	174,607	4,030
Ambassadors Group, Inc.	120,779	4,015
Bandag, Inc.	78,554	3,982
* Aftermarket Technology Corp.	163,020	3,958
* Fleetwood Enterprises, Inc.	495,633	3,920
*^Pre-Paid Legal Services, Inc.	77,996	3,908
The Marcus Corp.	166,361	3,870
* Morgans Hotel Group	182,044	3,825
* Hot Topic, Inc.	343,442	3,812
bebe stores, inc	216,070	3,755
^ Nautilus Inc.	241,012	3,719
Kimball International, Inc. Class B	192,255	3,707
Westwood One, Inc.	535,921	3,682
* Mediacom Communications Corp.	449,432	3,658
^ Superior Industries International, Inc.	175,577	3,657
The Buckle, Inc.	101,898	3,638
* Drew Industries, Inc.	125,448	3,598
* GSI Commerce, Inc.	159,183	3,596
Stein Mart, Inc.	219,705	3,586
Tuesday Morning Corp.	240,548	3,570
* Radio One, Inc. Class D	552,146	3,567
* Cox Radio, Inc.	258,014	3,522
* O'Charley's Inc.	181,054	3,493
Monaco Coach Corp.	218,965	3,488
* Steak n Shake Co.	207,534	3,480
* Vertrue Inc.	72,322	3,479
Gray Television, Inc.	330,034	3,439
* Lin TV Corp.	213,137	3,389
Lithia Motors, Inc.	122,882	3,368
Martha Stewart Living Omnimedia, Inc.	197,412	3,358
Monro Muffler Brake, Inc.	94,281	3,309
*^Build-A-Bear-Workshop, Inc.	119,182	3,274
* MarineMax, Inc.	137,367	3,184
* Blockbuster Inc. Class B	529,450	3,177
* Denny's Corp.	647,197	3,171
^ Bon-Ton Stores, Inc.	54,434	3,061
Churchill Downs, Inc.	67,263	3,053
*^Trump Entertainment Resorts, Inc.	168,390	3,043
Courier Corp.	76,959	3,007
* Peet's Coffee&Tea Inc.	107,567	2,971
^ Brookfield Homes Corp.	92,513	2,970
*^Avatar Holding, Inc.	41,253	2,947
* Volcom, Inc.	84,778	2,913
* ValueVision Media, Inc.	234,561	2,899
* Smith&Wesson Holding Corp.	216,925	2,840
*^Leapfrog Enterprises, Inc.	260,874	2,791
* CKX, Inc.	251,462	2,791
Sauer-Danfoss, Inc.	92,625	2,788
* Fisher Communications, Inc.	57,329	2,786
* New York&Co., Inc.	174,532	2,756
* Ruth's Chris Steak House	135,242	2,754
*^Isle of Capri Casinos, Inc.	105,895	2,713
* Source Interlink Cos., Inc.	402,639	2,702
* Great Wolf Resorts, Inc.	201,113	2,661
* A.C. Moore Arts&Crafts, Inc.	124,003	2,646
World Wrestling Entertainment, Inc.	161,334	2,630
* Harris Interactive Inc.	430,654	2,597
M/I Homes, Inc.	97,144	2,579
Citadel Broadcasting Corp.	265,421	2,524
Sun-Times Media Group, Inc.	505,688	2,508
*^Citi Trends Inc.	58,123	2,484
*^BJ's Restaurants Inc.	115,952	2,450
Coinmach Service Corp. Class A	224,571	2,383
Kenneth Cole Productions, Inc.	92,400	2,372
* MTR Gaming Group Inc.	180,848	2,365
FTD Group, Inc.	142,551	2,356
* Cumulus Media Inc.	249,607	2,341
* Stamps.com Inc.	158,784	2,282
*^PRIMEDIA Inc.	816,900	2,173
CSS Industries, Inc.	57,524	2,156
*^West Marine, Inc.	116,990	2,130
^ Emmis Communications, Inc.	249,406	2,105
* Audiovox Corp.	140,838	2,075
Triarc Cos., Inc. Class A	109,906	2,059
Haverty Furniture Cos., Inc.	142,653	1,997
* Monarch Casino&Resort, Inc.	73,391	1,908
* Bluegreen Corp.	166,389	1,879
*^Overstock.com, Inc.	112,668	1,870
Skyline Corp.	54,869	1,851
Journal Register Co.	305,095	1,818
Arctic Cat, Inc.	91,782	1,789
* Town Sports International Holdings, Inc.	80,295	1,750
*^True Religion Apparel, Inc.	106,181	1,724
*^Cost Plus, Inc.	172,072	1,721
*^Playboy Enterprises, Inc. Class B	164,383	1,692
* Core-Mark Holding Co., Inc.	43,211	1,542
* 1-800-FLOWERS.COM, Inc.	174,957	1,361
Xerium Technologies Inc.	168,978	1,355
Dover Downs Gaming&Entertainment, Inc.	104,382	1,344
* Spanish Broadcasting System, Inc.	311,364	1,245
Levitt Corp. Class A	128,831	1,199
* Magna Entertainment Corp. Class A	319,454	1,163
* Educate, Inc.	149,212	1,143
*^Conn's, Inc.	45,524	1,127
*^Palm Harbor Homes, Inc.	78,435	1,125
Marine Products Corp.	116,333	1,113
Salem Communications Corp.	87,126	1,089
*^iRobot Corp.	72,312	945
* Directed Electronics Inc.	104,653	938
Deb Shops, Inc.	32,830	889
Bandag, Inc. Class A	12,809	647
^ Technical Olympic USA, Inc.	160,217	639
* Radio One, Inc.	17,737	115
* ProQuest Co.	178	2

		2,264,696

Consumer Staples (3.1%)
Church&Dwight, Inc.	507,190	25,537
* Rite Aid Corp.	4,141,295	23,895
* NBTY, Inc.	444,498	23,576
Corn Products International, Inc.	577,552	20,555
*^Hansen Natural Corp.	492,080	18,640
Del Monte Foods Co.	1,562,802	17,941
* BJ's Wholesale Club, Inc.	504,719	17,075
Alberto-Culver Co.	616,123	14,097
* Ralcorp Holdings, Inc.	207,395	13,335
Flowers Foods, Inc.	426,787	12,876
Universal Corp. (VA)	200,554	12,304
* Herbalife Ltd.	304,762	11,944
Delta&Pine Land Co.	283,545	11,682
Longs Drug Stores, Inc.	218,141	11,265
Pilgrim's Pride Corp.	336,524	11,169
* United Natural Foods, Inc.	313,246	9,598
Casey's General Stores, Inc.	353,021	8,829
Lancaster Colony Corp.	198,183	8,758
* Hain Celestial Group, Inc.	288,022	8,661
* Performance Food Group Co.	270,815	8,360
Ruddick Corp.	276,796	8,326
* The Pantry, Inc.	167,680	7,582
Nu Skin Enterprises, Inc.	449,408	7,424
* TreeHouse Foods Inc.	242,476	7,388
* Central European Distribution Corp.	252,617	7,354
* Chattem, Inc.	124,165	7,318
Seaboard Corp.	2,930	6,622
* Alliance One International, Inc.	677,697	6,255
* Playtex Products, Inc.	442,699	6,007
Sanderson Farms, Inc.	140,340	5,201
* Central Garden&Pet Co. Class A	351,262	5,164
^ The Andersons, Inc.	116,054	5,153
Tootsie Roll Industries, Inc.	171,688	5,145
^ The Great Atlantic&Pacific Tea Co., Inc.	145,210	4,818
Chiquita Brands International, Inc.	327,062	4,585
* Elizabeth Arden, Inc.	197,889	4,318
J&J Snack Foods Corp.	107,578	4,248
^ Vector Group Ltd.	221,023	4,135
Reddy Ice Holdings, Inc.	135,485	4,089
WD-40 Co.	125,409	3,977
* Wild Oats Markets Inc.	217,252	3,954
*^USANA Health Sciences, Inc.	82,650	3,874
Ingles Markets, Inc.	94,302	3,851
Weis Markets, Inc.	83,811	3,746
Nash-Finch Co.	103,670	3,572
Premium Standard Farms Inc.	161,187	3,391
Lance, Inc.	167,358	3,387
* Pathmark Stores, Inc.	262,789	3,364
* Prestige Brands Holdings Inc.	271,017	3,212
The Topps Co., Inc.	286,888	2,789
* Central Garden and Pet Co.	171,724	2,536
* Boston Beer Co., Inc. Class A	73,151	2,440
* Smart&Final Inc.	111,321	2,423
^ Mannatech, Inc.	122,462	1,967
*^Spectrum Brands Inc.	296,450	1,877
Alico, Inc.	31,262	1,792
Coca-Cola Bottling Co.	30,663	1,736
Farmer Brothers, Inc.	55,646	1,263
*^Revlon, Inc. Class A	1,107,596	1,163

		457,543

Energy (7.0%)
Range Resources Corp.	1,024,852	34,230
* Denbury Resources, Inc.	933,649	27,813
* Plains Exploration&Production Co.	596,909	26,944
Frontier Oil Corp.	815,563	26,620
* Helix Energy Solutions Group, Inc.	689,893	25,726
Cabot Oil&Gas Corp.	373,427	25,139
Tidewater Inc.	424,782	24,884
Helmerich&Payne, Inc.	818,425	24,831
* Superior Energy Services, Inc.	661,302	22,795
Holly Corp.	371,396	22,024
* Kinder Morgan Management, LLC	386,822	19,821
* Dresser Rand Group, Inc.	598,493	18,230
* Todco Class A	448,827	18,101
* SEACOR Holdings Inc.	180,728	17,784
* Oceaneering International, Inc.	421,814	17,767
* Unit Corp.	341,816	17,292
* Core Laboratories N.V	195,728	16,408
* Universal Compression Holdings, Inc.	236,609	16,014
St. Mary Land&Exploration Co.	426,919	15,659
* Petrohawk Energy Corp.	1,179,617	15,536
* Hanover Compressor Co.	682,820	15,193
Massey Energy Co.	625,550	15,007
*^Forest Oil Corp.	440,514	14,700
Overseas Shipholding Group Inc.	230,686	14,441
* Hydrill Co.	149,599	14,397
* Lone Star Technologies, Inc.	216,714	14,310
* TETRA Technologies, Inc.	559,317	13,821
OMI Corp.	491,416	13,199
*^Quicksilver Resources, Inc.	331,767	13,194
* Atwood Oceanics, Inc.	217,309	12,754
*^Cheniere Energy, Inc.	407,444	12,692
* Global Industries Ltd.	676,821	12,379
Foundation Coal Holdings, Inc.	354,085	12,159
* Oil States International, Inc.	366,852	11,772
* Whiting Petroleum Corp.	287,155	11,317
* USEC Inc.	677,556	11,010
* W-H Energy Services, Inc.	234,177	10,945
* EXCO Resources, Inc.	647,443	10,735
Penn Virginia Corp.	145,227	10,660
World Fuel Services Corp.	220,472	10,199
*^Delta Petroleum Corp.	437,060	10,035
* Houston Exploration Co.	185,643	10,015
* Grey Wolf, Inc.	1,458,495	9,772
* Swift Energy Co.	229,502	9,586
Western Refining, Inc.	239,119	9,330
* Comstock Resources, Inc.	335,360	9,182
Berry Petroleum Class A	294,185	9,020
* Giant Industries, Inc.	113,703	8,602
* Encore Acquisition Co.	350,310	8,474
* Rosetta Resources, Inc.	393,898	8,091
* Parker Drilling Co.	846,804	7,951
* Atlas America, Inc.	137,828	7,786
* Input/Output, Inc.	559,175	7,705
* Bill Barrett Corp.	222,493	7,211
^ CARBO Ceramics Inc.	151,783	7,065
W&T Offshore, Inc.	235,977	6,827
* Dril-Quip, Inc.	154,741	6,697
* Complete Production Services, Inc.	329,541	6,561
* Parallel Petroleum Corp.	276,652	6,349
* Carrizo Oil&Gas, Inc.	181,529	6,346
* Bristow Group, Inc.	173,509	6,324
* Alpha Natural Resources, Inc.	403,802	6,311
* Gulfmark Offshore, Inc.	141,073	6,158
Crosstex Energy, Inc.	214,026	6,153
* Petroleum Development Corp.	114,630	6,141
Lufkin Industries, Inc.	106,745	5,997
* Stone Energy Corp.	194,471	5,774
*^ATP Oil&Gas Corp.	152,376	5,729
*^Hercules Offshore, Inc.	211,430	5,552
* Arena Resources, Inc.	108,109	5,418
* International Coal Group, Inc.	1,011,019	5,308
* Energy Partners, Ltd.	287,538	5,219
* Mariner Energy Inc.	268,474	5,136
*^Warren Resources Inc.	378,476	4,932
* Newpark Resources, Inc.	695,528	4,903
* Pioneer Drilling Co.	384,768	4,883
* Enbridge Energy Management LLC	88,032	4,755
* Hornbeck Offshore Services, Inc.	160,518	4,599
*^Aventine Renewable Energy Holdings, Inc.	243,793	4,442
RPC Inc.	264,069	4,399
* Trico Marine Services, Inc.	114,724	4,275
*^Pacific Ethanol, Inc.	249,898	4,256
*^Willbros Group, Inc.	188,246	4,243
General Maritime Corp.	139,266	4,022
* NATCO Group Inc.	114,421	3,904
* PetroQuest Energy, Inc.	333,844	3,903
*^Evergreen Energy, Inc.	571,248	3,753
*^Goodrich Petroleum Corp.	107,237	3,606
Alon USA Energy, Inc.	91,151	3,300
*^Rentech, Inc.	1,045,636	3,283
* Basic Energy Services Inc.	133,155	3,102
* Harvest Natural Resources, Inc.	294,774	2,871
* Superior Well Services, Inc.	123,281	2,817
* Horizon Offshore, Inc.	188,615	2,727
*^McMoRan Exploration Co.	175,097	2,401
*^VeraSun Energy Corp.	116,085	2,307
* Brigham Exploration Co.	336,476	2,093
* Bois d'Arc Energy, Inc.	155,118	2,052
Delek US Holdings, Inc.	98,272	1,880
* Bronco Drilling Co., Inc.	105,440	1,747
* The Meridian Resource Corp.	687,509	1,657
*^GeoGlobal Resources Inc.	203,255	1,242
*^SulphCo, Inc.	336,699	1,152

		1,025,833

Financials (20.0%)
Annaly Mortgage Management Inc. REIT	1,987,106	30,760
Jones Lang LaSalle Inc.	284,000	29,616
HCC Insurance Holdings, Inc.	864,482	26,626
New Plan Excel Realty Trust REIT	803,884	26,552
Rayonier Inc. REIT	596,426	25,646
* Affiliated Managers Group, Inc.	234,564	25,415
Mack-Cali Realty Corp. REIT	523,098	24,915
BRE Properties Inc. Class A REIT	392,468	24,784
Health Care Inc. REIT	561,530	24,651
Taubman Co. REIT	411,922	23,887
^ Thornburg Mortgage, Inc. REIT	883,064	22,960
Brandywine Realty Trust REIT	686,505	22,936
Alexandria Real Estate Equities, Inc. REIT	227,738	22,858
Jefferies Group, Inc.	786,310	22,764
Essex Property Trust, Inc. REIT	172,526	22,339
Cullen/Frost Bankers, Inc.	419,883	21,972
Realty Income Corp. REIT	776,965	21,910
Sky Financial Group, Inc.	814,230	21,870
CBL&Associates Properties, Inc. REIT	482,936	21,655
Arthur J. Gallagher&Co.	763,012	21,616
Valley National Bancorp	852,500	21,526
Raymond James Financial, Inc.	722,665	21,507
Wilmington Trust Corp.	505,980	21,337
Webster Financial Corp.	436,839	20,973
Nationwide Health Properties, Inc. REIT	657,451	20,552
Bank of Hawaii Corp.	386,732	20,508
* Philadelphia Consolidated Holding Corp.	465,718	20,487
StanCorp Financial Group, Inc.	416,529	20,481
* Conseco, Inc.	1,182,415	20,456
HRPT Properties Trust REIT	1,634,385	20,103
Kilroy Realty Corp. REIT	251,900	18,578
The Hanover Insurance Group Inc.	396,887	18,304
^ IndyMac Bancorp, Inc.	551,355	17,671
American Financial Group, Inc.	507,839	17,287
KKR Financial Corp. REIT	626,000	17,171
Apollo Investment Corp.	778,141	16,652
Washington Federal Inc.	679,619	15,944
First Industrial Realty Trust REIT	348,521	15,788
East West Bancorp, Inc.	428,700	15,763
Endurance Specialty Holdings Ltd.	437,940	15,652
Senior Housing Properties Trust REIT	650,375	15,544
Colonial Properties Trust REIT	340,186	15,536
Post Properties, Inc. REIT	338,655	15,487
Waddell&Reed Financial, Inc.	655,818	15,294
* Alleghany Corp.	40,896	15,279
Crescent Real Estate, Inc. REIT	759,362	15,233
Aspen Insurance Holdings Ltd.	580,648	15,219
Digital Realty Trust, Inc. REIT	379,580	15,145
Whitney Holdings Corp.	486,506	14,877
Platinum Underwriters Holdings, Ltd.	463,450	14,867
Highwood Properties, Inc. REIT	370,670	14,638
Corporate Office Properties Trust, Inc. REIT	316,414	14,454
LaSalle Hotel Properties REIT	310,882	14,412
UCBH Holdings, Inc.	773,406	14,401
Montpelier Re Holdings Ltd.	826,003	14,323
First Midwest Bancorp, Inc.	388,906	14,292
Ohio Casualty Corp.	475,401	14,238
Healthcare Realty Trust Inc. REIT	371,919	13,873
International Securities Exchange, Inc.	283,874	13,853
Potlatch Corp. REIT	301,359	13,796
Reinsurance Group of America, Inc.	238,550	13,769
The South Financial Group, Inc.	556,220	13,750
Delphi Financial Group, Inc.	337,505	13,578
Home Properties, Inc. REIT	257,007	13,573
BancorpSouth, Inc.	554,085	13,547
Strategic Hotels and Resorts, Inc. REIT	586,679	13,417
BioMed Realty Trust, Inc. REIT	509,340	13,396
* Investment Technology Group, Inc.	339,164	13,295
FirstMerit Corp.	623,243	13,157
Washington REIT	350,120	13,101
Citizens Banking Corp.	589,380	13,061
DiamondRock Hospitality Co. REIT	684,378	13,003
* SVB Financial Group	267,254	12,986
NewAlliance Bancshares, Inc.	796,806	12,916
National Financial Partners Corp.	275,321	12,915
Spirit Finance Corp. REIT	836,180	12,459
Hilb, Rogal and Hamilton Co.	253,033	12,411
Entertainment Properties Trust REIT	205,944	12,408
Cathay General Bancorp	362,688	12,324
* Knight Capital Group, Inc. Class A	775,123	12,278
Sunstone Hotel Investors, Inc. REIT	449,547	12,255
Zenith National Insurance Corp.	258,983	12,242
Pennsylvania REIT	272,298	12,071
National Retail Properties REIT	498,211	12,052
FelCor Lodging Trust, Inc. REIT	458,113	11,897
* ProAssurance Corp.	232,458	11,890
Commerce Group, Inc.	395,427	11,879
Sterling Financial Corp.	376,432	11,741
The Phoenix Cos., Inc.	839,842	11,657
Westamerica Bancorporation	241,362	11,626
First Republic Bank	215,378	11,566
Selective Insurance Group	451,480	11,495
Umpqua Holdings Corp.	428,939	11,483
First Community Bancorp	202,804	11,467
IPC Holdings Ltd.	395,652	11,415
First Niagara Financial Group, Inc.	818,623	11,387
Longview Fibre Co. REIT	459,785	11,325
Pacific Capital Bancorp	349,313	11,220
Assured Guaranty Ltd.	398,102	10,876
Lexington Realty Trust REIT	507,923	10,732
Greater Bay Bancorp	396,860	10,672
UMB Financial Corp.	282,106	10,652
^ Downey Financial Corp.	162,561	10,492
Maguire Properties, Inc. REIT	292,151	10,389
Newcastle Investment Corp. REIT	374,270	10,379
Chittenden Corp.	339,926	10,262
Trustmark Corp.	364,928	10,233
American Financial Realty Trust REIT	1,013,947	10,221
Mid-America Apartment Communities, Inc. REIT	180,970	10,181
International Bancshares Corp.	343,030	10,178
^ Redwood Trust, Inc. REIT	193,311	10,087
^ American Home Mortgage Investment Corp. REIT	370,952	10,012
Cousins Properties, Inc. REIT	300,553	9,876
Tanger Factory Outlet Centers, Inc. REIT	241,133	9,739
LandAmerica Financial Group, Inc.	130,830	9,670
United Bankshares, Inc.	272,281	9,538
Equity Lifestyle Properties, Inc. REIT	175,564	9,482
Cash America International Inc.	230,301	9,442
Prosperity Bancshares, Inc.	271,535	9,433
EastGroup Properties, Inc. REIT	184,109	9,395
^ Ares Capital Corp.	511,134	9,287
Inland Real Estate Corp. REIT	501,002	9,188
MAF Bancorp, Inc.	217,286	8,983
Extra Space Storage Inc. REIT	473,877	8,975
* Piper Jaffray Cos., Inc.	144,711	8,963
R.L.I. Corp.	162,432	8,922
Omega Healthcare Investors, Inc. REIT	515,812	8,846
Glacier Bancorp, Inc.	365,501	8,787
PS Business Parks, Inc. REIT	124,078	8,750
United Community Banks, Inc.	266,175	8,728
Odyssey Re Holdings Corp.	221,591	8,711
Sovran Self Storage, Inc. REIT	156,653	8,680
Alabama National BanCorporation	119,727	8,478
Highland Hospitality Corp. REIT	475,526	8,464
MCG Capital Corp.	450,944	8,460
Old National Bancorp	464,886	8,452
Susquehanna Bancshares, Inc.	362,778	8,413
Wintrust Financial Corp.	188,484	8,408
Hancock Holding Co.	190,131	8,362
Provident Bankshares Corp.	254,094	8,350
Equity One, Inc. REIT	314,006	8,321
* GFI Group Inc.	122,155	8,303
Max Re Capital Ltd.	323,156	8,234
MB Financial, Inc.	227,472	8,191
First Citizens BancShares Class A	40,675	8,176
* Argonaut Group, Inc.	251,631	8,143
RAIT Financial Trust REIT	289,876	8,099
Park National Corp.	85,717	8,099
Municipal Mortgage&Equity, L.L.C	283,796	8,088
Provident Financial Services Inc.	460,160	8,030
Frontier Financial Corp.	317,177	7,914
Central Pacific Financial Co.	214,573	7,847
Glimcher Realty Trust REIT	285,972	7,727
U-Store-It Trust REIT	378,841	7,622
Franklin Street Properties Corp. REIT	393,192	7,541
First BanCorp Puerto Rico	565,969	7,505
F.N.B. Corp.	445,326	7,504
optionsXpress Holdings Inc.	315,238	7,421
Infinity Property&Casualty Corp.	156,844	7,350
*^First Federal Financial Corp.	129,221	7,344
Boston Private Financial Holdings, Inc.	255,354	7,129
* Signature Bank	217,435	7,075
Equity Inns, Inc. REIT	425,433	6,969
NorthStar Realty Finance Corp. REIT	456,252	6,940
Friedman, Billings, Ramsey Group, Inc. REIT	1,253,031	6,917
Horace Mann Educators Corp.	334,674	6,878
^ Greenhill&Co., Inc.	111,338	6,835
Capitol Federal Financial	172,717	6,530
* Investors Bancorp, Inc.	452,025	6,527
* USI Holdings Corp.	386,102	6,506
Parkway Properties Inc. REIT	120,172	6,279
* Move, Inc.	1,125,247	6,234
Ashford Hospitality Trust REIT	510,475	6,095
First Commonwealth Financial Corp.	517,162	6,077
Brookline Bancorp, Inc.	479,052	6,070
National Penn Bancshares Inc.	316,387	5,980
Mid-State Bancshares	162,783	5,973
Hanmi Financial Corp.	311,908	5,945
Sterling Bancshares, Inc.	524,325	5,862
CVB Financial Corp.	490,709	5,839
National Health Investors REIT	183,423	5,748
Amcore Financial, Inc.	180,496	5,731
Innkeepers USA Trust REIT	351,266	5,719
United Fire&Casualty Co.	161,122	5,660
Medical Properties Trust Inc. REIT	382,624	5,621
NBT Bancorp, Inc.	239,025	5,600
^ TrustCo Bank NY	583,172	5,587
Stewart Information Services Corp.	133,572	5,582
S&T Bancorp, Inc.	168,203	5,557
Advanta Corp. Class B	124,980	5,479
First Charter Corp.	253,345	5,447
BankUnited Financial Corp.	256,513	5,441
Cedar Shopping Centers, Inc. REIT	334,761	5,423
American Campus Communities, Inc. REIT	178,132	5,396
Anthracite Capital Inc. REIT	449,508	5,394
Advance America, Cash Advance Centers, Inc.	348,363	5,361
First Potomac REIT	187,442	5,355
* Universal American Financial Corp.	274,841	5,326
Financial Federal Corp.	201,236	5,297
*^Portfolio Recovery Associates, Inc.	117,382	5,241
City Holding Co.	129,466	5,237
PFF Bancorp, Inc.	172,133	5,221
Alfa Corp.	281,240	5,197
^ PrivateBancorp, Inc.	141,417	5,170
Chemical Financial Corp.	173,301	5,163
Acadia Realty Trust REIT	197,697	5,154
Cohen&Steers, Inc.	119,453	5,146
American Equity Investment Life Holding Co.	390,791	5,131
Deerfield Triarc Capital Corp. REIT	341,968	5,126
Tower Group, Inc.	158,753	5,115
Bank Mutual Corp.	445,111	5,061
First Financial Bankshares, Inc.	120,772	5,051
* World Acceptance Corp.	122,507	4,894
* Navigators Group, Inc.	97,202	4,877
MFA Mortgage Investments, Inc. REIT	615,898	4,742
* Dollar Financial Corp.	184,939	4,679
Westbanco Inc.	151,443	4,675
SWS Group, Inc.	188,129	4,667
* First Cash Financial Services, Inc.	208,326	4,642
Community Bank System, Inc.	220,922	4,622
Gramercy Capital Corp. REIT	150,487	4,617
Ramco-Gershenson Properties Trust REIT	128,907	4,603
Saul Centers, Inc. REIT	80,579	4,585
W Holding Co., Inc.	894,576	4,473
Provident New York Bancorp, Inc.	315,247	4,461
^ Cascade Bancorp	164,818	4,275
21st Century Insurance Group	201,443	4,271
National Western Life Insurance Co. Class A	17,253	4,224
Northwest Bancorp, Inc.	155,600	4,215
Columbia Banking System, Inc.	124,646	4,204
Community Banks, Inc.	173,153	4,133
Sterling Financial Corp. (PA)	183,871	4,082
^ Corus Bankshares Inc.	238,921	4,076
Anchor Bancorp Wisconsin Inc.	143,472	4,067
BankAtlantic Bancorp, Inc. Class A	370,909	4,065
Arbor Realty Trust, Inc. REIT	133,371	4,060
LTC Properties, Inc. REIT	155,641	4,033
Calamos Asset Management, Inc.	179,637	4,009
Placer Sierra Bancshares	148,155	4,009
Capital Trust Class A REIT	87,682	3,996
Sandy Spring Bancorp, Inc.	115,090	3,987
IBERIABANK Corp.	70,949	3,949
* PICO Holdings, Inc.	92,286	3,942
* Centennial Bank Holdings Inc.	455,365	3,939
Sun Communities, Inc. REIT	126,951	3,938
* United America Indemnity, Ltd.	169,704	3,937
Capitol Bancorp Ltd.	105,871	3,901
FBL Financial Group, Inc. Class A	99,192	3,881
Getty Realty Holding Corp. REIT	134,611	3,869
* Affordable Residential Communities	318,778	3,867
* Triad Guaranty, Inc.	92,280	3,821
* Ocwen Financial Corp.	293,481	3,777
Midland Co.	89,003	3,776
* EZCORP, Inc.	255,962	3,770
Safety Insurance Group, Inc.	93,037	3,733
* Texas Capital Bancshares, Inc.	181,954	3,730
First Financial Bancorp	245,142	3,704
Investors Real Estate Trust REIT	348,792	3,694
* Tejon Ranch Co.	77,812	3,681
West Coast Bancorp	114,345	3,656
Community Trust Bancorp Inc.	100,079	3,626
JER Investors Trust Inc. REIT	189,583	3,606
Harleysville National Corp.	201,863	3,597
*^CompuCredit Corp.	114,655	3,580
State Auto Financial Corp.	111,343	3,577
Partners Trust Financial Group, Inc.	312,217	3,569
Harleysville Group, Inc.	109,712	3,565
Independent Bank Corp. (MA)	108,034	3,559
Fremont General Corp.	512,979	3,555
Flagstar Bancorp, Inc.	295,534	3,532
*^LaBranche&Co. Inc.	424,381	3,463
Anworth Mortgage Asset Corp. REIT	354,083	3,459
* MarketAxess Holdings, Inc.	203,453	3,406
Nelnet, Inc.	140,173	3,360
City Bank Lynnwood (WA)	103,031	3,308
Luminent Mortgage Capital, Inc. REIT	368,722	3,296
Banner Corp.	78,929	3,280
* Western Alliance Bancorp	104,494	3,243
TierOne Corp.	119,882	3,242
First Financial Holdings, Inc.	93,384	3,231
Capital Southwest Corp.	20,999	3,227
GMH Communities Trust REIT	321,872	3,216
Nara Bancorp, Inc.	181,908	3,185
Presidential Life Corp.	160,060	3,156
^ Capital City Bank Group, Inc.	93,296	3,107
Universal Health Realty Income REIT	86,703	3,100
Independent Bank Corp. (MI)	151,491	3,086
Bristol West Holdings, Inc.	138,964	3,081
First Merchants Corp.	128,422	3,046
Education Realty Trust, Inc. REIT	205,505	3,037
Resource America, Inc.	127,849	3,021
^ Impac Mortgage Holdings, Inc. REIT	588,958	2,945
BankFinancial Corp.	180,517	2,937
* Franklin Bank Corp.	163,898	2,929
* Penson Worldwide, Inc.	96,909	2,926
First Community Bancshares, Inc.	73,601	2,870
* CNA Surety Corp.	135,757	2,864
KNBT Bancorp Inc.	193,797	2,857
WSFS Financial Corp.	43,911	2,831
Capital Lease Funding, Inc. REIT	263,306	2,820
Dime Community Bancshares	212,683	2,814
Urstadt Biddle Properties Class A REIT	143,376	2,804
Irwin Financial Corp.	150,256	2,801
Washington Trust Bancorp, Inc.	104,447	2,800
Bank of the Ozarks, Inc.	97,421	2,798
Integra Bank Corp.	123,751	2,758
CoBiz Inc.	138,106	2,750
* PXRE Group Ltd.	558,780	2,682
Renasant Corp.	108,350	2,674
Suffolk Bancorp	79,660	2,571
Old Second Bancorp, Inc.	93,250	2,555
Union Bankshares Corp.	97,646	2,533
First Source Corp.	96,372	2,522
Gamco Investors Inc. Class A	58,191	2,521
^ Seacoast Banking Corp. of Florida	110,560	2,506
Direct General Corp.	117,770	2,504
Yardville National Bancorp	68,590	2,491
Omega Financial Corp.	87,320	2,489
Sterling Bancorp	137,309	2,485
Simmons First National Corp.	82,187	2,471
First Place Financial Corp.	114,850	2,464
Kearny Financial Corp.	169,696	2,440
First Financial Corp. (IN)	77,371	2,395
^ Heartland Financial USA, Inc.	89,502	2,394
Midwest Banc Holdings, Inc.	134,925	2,390
S.Y. Bancorp, Inc.	95,326	2,370
TriCo Bancshares	98,670	2,336
*^Virginia Commerce Bancorp, Inc.	107,793	2,334
^ First Busey Corp.	108,437	2,324
U.S.B. Holding Co., Inc.	101,587	2,305
BancFirst Corp.	49,017	2,272
First Indiana Corp.	103,919	2,271
Flushing Financial Corp.	139,606	2,266
United Community Financial Corp.	204,622	2,261
^ Univest Corp. of Pennsylvania	90,539	2,243
Tompkins Trustco, Inc.	53,118	2,224
* Tradestation Group Inc.	173,993	2,191
Advanta Corp. Class A	53,219	2,133
^ Lakeland Bancorp, Inc.	153,250	2,077
Wilshire Bancorp Inc.	123,807	2,030
Oriental Financial Group Inc.	172,181	2,028
Great Southern Bancorp, Inc.	68,894	2,017
* Thomas Weisel Partners Group, Inc.	99,544	1,893
* Asset Acceptance Capital Corp.	122,016	1,888
* Primus Guaranty, Ltd.	150,208	1,848
^ W.P. Stewart&Co., Ltd.	182,085	1,834
James River Group Inc.	58,186	1,822
Center Financial Corp.	89,540	1,770
* Credit Acceptance Corp.	62,142	1,690
Taylor Capital Group, Inc.	47,265	1,654
Republic Bancorp, Inc. Class A	69,795	1,578
*^Accredited Home Lenders Holding Co.	168,537	1,562
* Wauwatosa Holdings, Inc.	89,067	1,557
Donegal Group Inc. Class A	90,228	1,532
Scottish Re Group Ltd.	373,434	1,501
Baldwin&Lyons, Inc. Class B	57,433	1,462
^ Novastar Financial, Inc. REIT	270,585	1,353
* First Acceptance Corp.	127,469	1,335
^ HomeBanc Corp. REIT	372,729	1,301
Clifton Savings Bancorp, Inc.	102,945	1,229
*^Roma Financial Corp.	75,642	1,172
*^Doral Financial Corp.	709,958	1,164
National Interstate Corp.	44,604	1,149
Fieldstone Investment Corp. REIT	360,120	1,106
* United PanAm Financial Corp.	81,643	1,021
*^Encore Capital Group, Inc.	97,251	967
NetBank, Inc.	356,120	787
Crawford&Co. Class B	75,777	440
Urstadt Biddle Properties REIT	21,953	398
Charter Financial Corp.	7,473	359
Mills Corp. REIT	2,056	52
* CSF Holdings Inc. Contingent Litigation Rights	29,125	-

		2,951,070

Health Care (10.0%)
* Cytyc Corp.	876,554	29,987
* ResMed Inc.	591,824	29,810
* Cerner Corp.	486,314	26,480
Dade Behring Holdings Inc.	600,998	26,354
* Respironics, Inc.	567,960	23,849
* VCA Antech, Inc.	649,648	23,589
PerkinElmer, Inc.	956,964	23,178
* Edwards Lifesciences Corp.	450,379	22,834
* WellCare Health Plans Inc.	253,433	21,605
* Pediatrix Medical Group, Inc.	377,214	21,524
* IDEXX Laboratories Corp.	243,309	21,321
* Hologic, Inc.	369,057	21,272
* Gen-Probe Inc.	405,028	19,069
* PDL BioPharma Inc.	851,599	18,480
* Emdeon Corp.	1,208,335	18,282
*^Advanced Medical Optics, Inc.	460,755	17,140
* Techne Corp.	290,721	16,600
* Sierra Health Services, Inc.	400,036	16,469
Cooper Cos., Inc.	330,393	16,064
* Psychiatric Solutions, Inc.	393,727	15,871
* Affymetrix, Inc.	527,686	15,867
* Kyphon Inc.	347,965	15,707
* Immucor Inc.	526,844	15,505
* LifePoint Hospitals, Inc.	401,691	15,353
*^OSI Pharmaceuticals, Inc.	445,304	14,695
* Varian, Inc.	240,164	13,992
* Sunrise Senior Living, Inc.	352,530	13,932
* MGI Pharma, Inc.	614,108	13,799
* Inverness Medical Innovations, Inc.	313,136	13,709
* Illumina, Inc.	464,946	13,623
Mentor Corp.	294,958	13,568
STERIS Corp.	502,912	13,357
Medicis Pharmaceutical Corp.	428,203	13,197
Valeant Pharmaceuticals International	723,277	12,505
* Magellan Health Services, Inc.	293,531	12,328
* AMERIGROUP Corp.	405,175	12,317
* BioMarin Pharmaceutical Inc.	710,813	12,269
* Alkermes, Inc.	782,339	12,079
* Healthways, Inc.	256,035	11,970
West Pharmaceutical Services, Inc.	253,943	11,791
* Medarex, Inc.	903,021	11,685
*^American Medical Systems Holdings, Inc.	551,804	11,682
* Myriad Genetics, Inc.	333,826	11,504
*^Alexion Pharmaceuticals, Inc.	265,653	11,487
Owens&Minor, Inc. Holding Co.	312,546	11,480
* PSS World Medical, Inc.	527,176	11,145
* Ventana Medical Systems, Inc.	259,115	10,857
Perrigo Co.	612,478	10,816
* Apria Healthcare Group Inc.	331,532	10,692
* United Surgical Partners International, Inc.	346,698	10,682
* Dionex Corp.	149,298	10,169
* Allscripts Healthcare Solutions, Inc.	375,655	10,071
* Biosite Inc.	119,852	10,064
Chemed Corp.	204,258	10,000
* Bio-Rad Laboratories, Inc. Class A	142,427	9,947
* Human Genome Sciences, Inc.	927,472	9,850
* Haemonetics Corp.	209,491	9,794
* Genesis Healthcare Corp.	152,022	9,594
* Regeneron Pharmaceuticals, Inc.	438,986	9,491
* The Medicines Co.	374,882	9,402
* Cubist Pharmaceuticals, Inc.	426,009	9,402
* Theravance, Inc.	314,846	9,288
* United Therapeutics Corp.	171,501	9,223
*^Nektar Therapeutics	702,260	9,172
* Onyx Pharmaceuticals, Inc.	357,058	8,869
* inVentiv Health, Inc.	230,774	8,836
* Viasys Healthcare Inc.	254,661	8,656
* Applera Corp.-Celera Genomics Group	607,703	8,629
*^Dendreon Corp.	635,106	8,212
* Kindred Healthcare, Inc.	247,882	8,126
Alpharma, Inc. Class A	332,554	8,008
* Healthspring, Inc.	333,854	7,862
* PAREXEL International Corp.	211,368	7,603
PolyMedica Corp.	178,912	7,573
* ArthroCare Corp.	209,728	7,559
* Exelixis, Inc.	745,104	7,406
* ViroPharma Inc.	514,693	7,386
* Centene Corp.	335,837	7,049
* Digene Corp.	165,932	7,037
* Par Pharmaceutical Cos. Inc.	279,327	7,017
* HealthExtras, Inc.	240,169	6,912
Analogic Corp.	108,366	6,814
* DJ Orthopedics Inc.	179,307	6,796
* Thoratec Corp.	324,196	6,776
*^Align Technology, Inc.	423,468	6,716
* Eclipsys Corp.	345,802	6,664
*^LifeCell Corp.	261,563	6,531
* Integra LifeSciences Holdings	142,582	6,499
* Amedisys Inc.	199,559	6,472
* Adams Respiratory Therapeutics, Inc.	191,524	6,441
* The TriZetto Group, Inc.	319,386	6,391
* CONMED Corp.	217,450	6,356
*^New River Pharmaceuticals Inc.	99,787	6,349
^ LCA-Vision Inc.	153,485	6,322
* Nuvasive, Inc.	262,807	6,242
* AMN Healthcare Services, Inc.	264,489	5,983
* Orthofix International N.V	114,443	5,842
* AmSurg Corp.	232,328	5,690
* Ligand Pharmaceuticals Inc. Class B	554,730	5,592
* Wright Medical Group, Inc.	243,488	5,427
* Pharmion Corp.	199,256	5,238
*^InterMune Inc.	211,625	5,219
* Palomar Medical Technologies, Inc.	130,390	5,209
* Isis Pharmaceuticals, Inc.	560,295	5,194
* Sciele Pharma, Inc.	218,409	5,172
*^Martek Biosciences Corp.	249,604	5,147
Cambrex Corp.	207,940	5,115
* K-V Pharmaceutical Co. Class A	205,811	5,090
* Dendrite International, Inc.	323,229	5,062
Meridian Bioscience Inc.	172,871	4,799
* Salix Pharmaceuticals, Ltd.	364,579	4,594
* Conceptus, Inc.	228,334	4,567
Arrow International, Inc.	139,320	4,481
*^Arena Pharmaceuticals, Inc.	412,313	4,478
* Matria Healthcare, Inc.	166,620	4,392
* Noven Pharmaceuticals, Inc.	188,821	4,381
* Greatbatch, Inc.	171,094	4,363
* Cross Country Healthcare, Inc.	237,059	4,322
*^MannKind Corp.	298,369	4,267
*^SurModics, Inc.	116,517	4,195
* Omnicell, Inc.	196,318	4,107
* Progenics Pharmaceuticals, Inc.	171,758	4,067
*^Zymogenetics, Inc.	261,132	4,063
* ICU Medical, Inc.	102,375	4,013
* Symmetry Medical Inc.	245,381	4,007
* Tanox, Inc.	210,886	3,956
Invacare Corp.	226,512	3,950
* Gentiva Health Services, Inc.	190,764	3,848
* Xenoport Inc.	133,815	3,728
*^Neurocrine Biosciences, Inc.	294,130	3,677
* Incyte Corp.	552,828	3,643
Datascope Corp.	100,102	3,623
*^Alnylam Pharmaceuticals Inc.	201,133	3,620
* IntraLase Corp.	144,752	3,616
*^Geron Corp.	513,893	3,597
* SonoSite, Inc.	127,031	3,590
* Pharmanet Development Group, Inc.	137,036	3,563
Landauer, Inc.	70,536	3,561
* Odyssey Healthcare, Inc.	266,688	3,502
*^CV Therapeutics, Inc.	440,839	3,469
* Bruker BioSciences Corp.	325,644	3,426
* Molina Healthcare Inc.	108,696	3,325
* Enzo Biochem, Inc.	212,929	3,211
Vital Signs, Inc.	61,583	3,201
Option Care, Inc.	239,232	3,182
* Keryx Biopharmaceuticals, Inc.	300,636	3,163
* Foxhollow Technologies Inc.	150,348	3,141
* PRA International	140,143	3,021
* MedCath Corp.	110,446	3,015
* Res-Care, Inc.	171,965	3,009
* Cyberonics, Inc.	155,994	2,930
Sirona Dental Systems Inc.	84,559	2,914
* Adolor Corp.	321,669	2,815
* Symbion, Inc.	142,848	2,801
* Volcano Corp.	155,308	2,797
*^Enzon Pharmaceuticals, Inc.	340,643	2,776
* Radiation Therapy Services, Inc.	90,055	2,759
National Healthcare Corp.	52,353	2,669
* Kensey Nash Corp.	86,147	2,627
* OraSure Technologies, Inc.	355,952	2,616
*^ev3 Inc.	132,774	2,616
* Merit Medical Systems, Inc.	201,469	2,528
*^Nabi Biopharmaceuticals	468,616	2,488
* eResearch Technology, Inc.	309,487	2,433
* ARIAD Pharmaceuticals, Inc.	503,977	2,263
*^Telik, Inc.	404,068	2,194
*^Momenta Pharmaceuticals, Inc.	167,373	2,169
* Rigel Pharmaceuticals, Inc.	184,501	2,004
*^Aspect Medical Systems, Inc.	122,881	1,916
* Nighthawk Radiology Holdings, Inc.	104,479	1,900
* Panacos Pharmaceuticals Inc.	391,621	1,813
*^Diversa Corp.	223,352	1,744
* Albany Molecular Research, Inc.	175,576	1,729
* Alliance Imaging, Inc.	192,992	1,685
*^deCODE genetics, Inc.	428,584	1,564
* Nuvelo, Inc.	406,666	1,497
* K-V Pharmaceutical Co. Class B	53,281	1,314
*^Idenix Pharmaceuticals Inc.	173,012	1,263
* Northstar Neuroscience, Inc.	98,188	1,257
*^Encysive Pharmaceuticals, Inc.	454,919	1,233
Young Innovations, Inc.	44,873	1,221
*^Merge Technologies, Inc.	223,233	1,087
*^Coley Pharmaceutical Group	110,730	1,061
*^AtheroGenics, Inc.	303,614	853

		1,473,196

Industrials (16.0%)
* Foster Wheeler Ltd.	534,363	31,201
The Manitowoc Co., Inc.	479,144	30,440
Harsco Corp.	653,848	29,332
Ametek, Inc.	823,895	28,457
* Stericycle, Inc.	327,889	26,723
* AGCO Corp.	709,374	26,226
Trinity Industries, Inc.	620,759	26,022
Flowserve Corp.	452,440	25,875
* Continental Airlines, Inc. Class B	701,150	25,515
* Corrections Corp. of America	472,299	24,942
* WESCO International, Inc.	382,584	24,019
The Brink's Co.	377,255	23,937
Ryder System, Inc.	472,401	23,308
* Thomas&Betts Corp.	466,078	22,754
* BE Aerospace, Inc.	692,948	21,966
Donaldson Co., Inc.	596,715	21,541
* General Cable Corp.	401,377	21,446
* Avis Budget Group, Inc.	784,890	21,443
Laidlaw International Inc.	616,090	21,317
IDEX Corp.	417,218	21,228
* Covanta Holding Corp.	951,626	21,107
* Kansas City Southern	589,988	20,992
* Quanta Services, Inc.	823,547	20,770
Carlisle Co., Inc.	479,875	20,601
Graco, Inc.	525,098	20,563
Kennametal, Inc.	300,560	20,321
Landstar System, Inc.	442,535	20,286
* Shaw Group, Inc.	626,306	19,585
Adesa, Inc.	699,680	19,332
GATX Corp.	398,926	19,069
Teleflex Inc.	273,124	18,592
Acuity Brands, Inc.	338,879	18,449
Belden CDT Inc.	342,614	18,361
Con-way, Inc.	365,972	18,240
* YRC Worldwide, Inc.	445,074	17,901
The Timken Co.	585,978	17,761
* Armor Holdings, Inc.	262,451	17,671
MSC Industrial Direct Co., Inc. Class A	377,036	17,600
* URS Corp.	403,870	17,201
Herman Miller, Inc.	505,799	16,939
Lincoln Electric Holdings, Inc.	281,914	16,791
DRS Technologies, Inc.	313,118	16,335
Watson Wyatt&Co. Holdings	329,568	16,033
Lennox International Inc.	448,939	16,027
Alexander&Baldwin, Inc.	316,582	15,968
* Waste Connections, Inc.	529,113	15,842
* Copart, Inc.	563,701	15,789
Florida East Coast Industries, Inc. Class A	249,249	15,625
HNI Corp.	340,170	15,624
* United Rentals, Inc.	567,868	15,616
The Toro Co.	302,553	15,503
* Washington Group International, Inc.	232,092	15,416
Crane Co.	379,982	15,359
* American Commercial Lines Inc.	480,365	15,107
* EMCOR Group, Inc.	246,684	14,549
IKON Office Solutions, Inc.	1,007,689	14,480
* Hexcel Corp.	728,922	14,469
Granite Construction Co.	260,460	14,393
* Gardner Denver Inc.	408,453	14,235
* United Stationers, Inc.	237,160	14,211
* Genlyte Group, Inc.	197,760	13,952
Deluxe Corp.	400,665	13,434
*^JetBlue Airways Corp.	1,162,132	13,376
* IHS Inc. Class A	311,713	12,815
* PHH Corp.	416,365	12,724
Skywest, Inc.	472,490	12,677
CLARCOR Inc.	397,041	12,626
Bucyrus International, Inc.	244,931	12,614
Wabtec Corp.	362,141	12,490
* Kirby Corp.	349,908	12,240
Baldor Electric Co.	314,718	11,877
* Alaska Air Group, Inc.	311,239	11,858
Briggs&Stratton Corp.	384,257	11,854
Curtiss-Wright Corp.	307,292	11,843
* Moog Inc.	281,514	11,725
* Teletech Holdings Inc.	319,217	11,712
Brady Corp. Class A	370,978	11,574
* Resources Connection, Inc.	355,063	11,358
UTI Worldwide, Inc.	449,928	11,059
* Ceradyne, Inc.	199,541	10,923
Macquarie Infrastructure Co. Trust	277,320	10,899
* Swift Transportation Co., Inc.	349,134	10,879
* FTI Consulting, Inc.	323,416	10,864
Actuant Corp.	212,877	10,806
*^Energy Conversion Devices, Inc.	304,509	10,640
Regal-Beloit Corp.	228,463	10,596
Nordson Corp.	222,461	10,336
UAP Holding Corp.	396,580	10,252
John H. Harland Co.	198,719	10,180
* EGL, Inc.	252,994	10,026
Woodward Governor Co.	239,024	9,841
* Dollar Thrifty Automotive Group, Inc.	188,445	9,618
Watsco, Inc.	187,700	9,586
* Teledyne Technologies, Inc.	255,975	9,584
* Acco Brands Corp.	396,161	9,544
Mine Safety Appliances Co.	225,367	9,479
Kaydon Corp.	219,131	9,326
^ Simpson Manufacturing Co.	299,611	9,240
Steelcase Inc.	457,295	9,096
* Cenveo Inc.	373,763	9,082
* Infrasource Services Inc.	295,797	9,031
* ESCO Technologies Inc.	200,735	8,997
Watts Water Technologies, Inc.	236,571	8,997
Mueller Water Products, Inc.	667,857	8,943
* Orbital Sciences Corp.	474,614	8,894
Mueller Industries Inc.	287,797	8,663
* Geo Group Inc.	190,701	8,643
* Tetra Tech, Inc.	448,533	8,549
ABM Industries Inc.	323,656	8,541
Walter Industries, Inc.	339,558	8,404
* Navigant Consulting, Inc.	417,351	8,247
* Esterline Technologies Corp.	197,994	8,132
Valmont Industries, Inc.	139,076	8,043
* Hub Group, Inc.	273,394	7,926
Heartland Express, Inc.	496,829	7,890
* AAR Corp.	285,687	7,874
Pacer International, Inc.	289,965	7,812
* Genesee&Wyoming Inc. Class A	292,510	7,784
* American Reprographics Co.	252,715	7,781
* Labor Ready, Inc.	408,466	7,757
^ Knight Transportation, Inc.	434,361	7,740
Werner Enterprises, Inc.	418,718	7,608
Forward Air Corp.	229,444	7,544
Applied Industrial Technology, Inc.	307,479	7,542
* Mobile Mini, Inc.	277,036	7,419
* NCI Building Systems, Inc.	154,658	7,383
* Korn/Ferry International	321,356	7,372
* AirTran Holdings, Inc.	707,936	7,270
Albany International Corp.	201,280	7,234
Knoll, Inc.	303,514	7,233
* GrafTech International Ltd.	787,908	7,154
* The Advisory Board Co.	138,557	7,014
* Consolidated Graphics, Inc.	94,581	7,004
Barnes Group, Inc.	304,135	6,998
Triumph Group, Inc.	126,093	6,978
Horizon Lines Inc.	209,279	6,869
* Huron Consulting Group Inc.	111,945	6,811
* Old Dominion Freight Line, Inc.	231,748	6,677
* Heidrick&Struggles International, Inc.	136,083	6,593
Arkansas Best Corp.	184,905	6,573
* II-VI, Inc.	193,712	6,557
Universal Forest Products, Inc.	131,782	6,530
* The Middleby Corp.	49,288	6,498
Administaff, Inc.	184,093	6,480
* School Specialty, Inc.	175,972	6,354
* CoStar Group, Inc.	139,619	6,238
^ Eagle Bulk Shipping Inc.	321,055	6,225
* K&F Industries Holdings	231,084	6,223
Franklin Electric, Inc.	133,709	6,217
Viad Corp.	159,666	6,163
* Atlas Air Worldwide Holdings, Inc.	116,450	6,140
NACCO Industries, Inc. Class A	43,769	6,014
A.O. Smith Corp.	156,700	5,989
* EnPro Industries, Inc.	164,517	5,931
* Clean Harbors Inc.	129,701	5,865
Healthcare Services Group, Inc.	202,766	5,809
Federal Signal Corp.	372,542	5,782
G&K Services, Inc. Class A	158,285	5,743
* Republic Airways Holdings Inc.	248,832	5,713
* Perini Corp.	154,311	5,688
Interface, Inc.	350,717	5,608
* Superior Essex Inc.	158,686	5,502
Rollins, Inc.	236,999	5,453
* Astec Industries, Inc.	134,449	5,412
* GenCorp, Inc.	389,478	5,390
* RBC Bearings Inc.	160,360	5,361
*^Beacon Roofing Supply, Inc.	323,696	5,237
McGrath RentCorp	164,831	5,220
Ennis, Inc.	188,469	5,043
Kelly Services, Inc. Class A	152,013	4,895
* Sequa Corp. Class A	40,649	4,869
* Griffon Corp.	196,258	4,857
Tredegar Corp.	211,287	4,815
* CRA International Inc.	90,540	4,724
Freightcar America Inc.	97,922	4,717
Cascade Corp.	78,279	4,682
* Kenexa Corp.	142,281	4,429
Apogee Enterprises, Inc.	219,289	4,395
Genco Shipping and Trading Ltd.	138,179	4,391
* Insituform Technologies Inc. Class A	211,050	4,388
*^Evergreen Solar, Inc.	449,790	4,385
Ameron International Corp.	65,481	4,313
* Goodman Global, Inc.	241,007	4,247
CIRCOR International, Inc.	118,113	4,217
United Industrial Corp.	75,387	4,161
* Interline Brands, Inc.	187,502	4,110
* Amerco, Inc.	57,834	4,048
* Williams Scotsman International Inc.	200,245	3,937
Kaman Corp. Class A	168,434	3,926
Tennant Co.	123,347	3,884
Robbins&Myers, Inc.	104,109	3,882
* Spherion Corp.	438,434	3,867
* TransDigm Group, Inc.	103,960	3,782
*^American Science&Engineering, Inc.	71,046	3,742
Wabash National Corp.	242,058	3,733
* Kforce Inc.	269,387	3,709
*^Taser International Inc.	456,456	3,665
Bowne&Co., Inc.	230,676	3,629
Raven Industries, Inc.	126,326	3,543
*^Houston Wire&Cable Co.	125,659	3,521
EDO Corp.	130,964	3,431
* Blount International, Inc.	275,064	3,425
HEICO Corp.	88,953	3,246
^ Encore Wire Corp.	126,495	3,203
American Woodmark Corp.	86,223	3,170
* EnerSys	181,421	3,117
* ABX Air, Inc.	450,925	3,089
Mueller Water Products, Inc. Class A	222,669	3,075
* NuCo2, Inc.	121,920	3,075
TAL International Group, Inc.	127,832	3,068
* Power-One, Inc.	535,508	3,063
* Commercial Vehicle Group Inc.	147,411	3,037
* CBIZ Inc.	425,525	3,021
* DynCorp International Inc. Class A	199,079	3,004
* Hudson Highland Group, Inc.	191,319	2,983
CDI Corp.	101,054	2,922
*^FuelCell Energy, Inc.	371,481	2,920
*^Medis Technology Ltd.	168,573	2,851
Central Parking Corp.	124,887	2,770
* Argon ST, Inc.	103,559	2,740
Diamond Management and Technology Consultants,Inc	231,456	2,706
Cubic Corp.	124,650	2,697
^ The Greenbrier Cos., Inc.	98,890	2,640
* Volt Information Sciences Inc.	99,613	2,609
* H&E Equipment Services, Inc.	117,952	2,536
* Rush Enterprises, Inc. Class A	131,935	2,534
* Accuride Corp.	173,464	2,533
* Pike Electric Corp.	138,575	2,505
American Railcar Industries, Inc.	82,122	2,448
Bluelinx Holdings Inc.	227,048	2,384
Standex International Corp.	81,381	2,320
*^TurboChef Technologies, Inc.	145,765	2,219
* Electro Rent Corp.	147,976	2,131
* ExpressJet Holdings, Inc.	355,118	2,074
*^A.S.V., Inc.	133,617	2,039
*^Trex Co., Inc.	92,789	1,998
* Builders FirstSource, Inc.	120,169	1,931
* LECG Corp.	133,241	1,929
Schawk, Inc.	102,265	1,852
*^Frontier Airlines Holdings, Inc.	283,117	1,702
* MTC Technologies, Inc.	78,879	1,659
Lawson Products, Inc.	42,553	1,612
*^Plug Power, Inc.	468,909	1,482
Vicor Corp.	139,400	1,397
* Sirva Inc.	372,243	1,329
* Tecumseh Products Co. Class A	113,751	1,145
*^Ionatron Inc.	241,136	1,124
* PGT, Inc.	93,108	1,117
HEICO Corp. Class A	34,648	1,086
The Standard Register Co.	75,172	951
* Rush Enterprises, Inc. Class B	39,897	723
* Tecumseh Products Co. Class B	8,992	90

		2,361,494

Information Technology (15.7%)
* Avnet, Inc.	1,027,422	37,131
* Brocade Communications Systems, Inc.	3,067,381	29,201
* Synopsys, Inc.	1,097,694	28,793
* Mettler-Toledo International Inc.	305,436	27,358
* Convergys Corp.	1,072,060	27,241
* Trimble Navigation Ltd.	910,330	24,433
* Integrated Device Technology Inc.	1,547,338	23,860
* Hyperion Solutions Corp.	455,327	23,600
* Polycom, Inc.	690,424	23,012
* Varian Semiconductor Equipment Associates, Inc.	428,479	22,872
* Unisys Corp.	2,681,307	22,603
FactSet Research Systems Inc.	342,954	21,555
Global Payments Inc.	623,798	21,247
* F5 Networks, Inc.	315,373	21,029
* Cypress Semiconductor Corp.	1,119,742	20,771
* CommScope, Inc.	463,680	19,892
* ValueClick, Inc.	760,989	19,885
* Novell, Inc.	2,638,013	19,046
Fair Isaac, Inc.	489,058	18,917
* Vishay Intertechnology, Inc.	1,323,447	18,502
* Ciena Corp.	656,958	18,362
MoneyGram International, Inc.	654,779	18,177
Tektronix, Inc.	643,270	18,114
* Sybase, Inc.	708,820	17,919
* WebEx Communications, Inc.	304,286	17,302
* FLIR Systems, Inc.	484,152	17,270
* Digital River, Inc.	312,442	17,262
* Atmel Corp.	3,409,404	17,149
* Anixter International Inc.	259,760	17,129
* THQ Inc.	500,421	17,109
* ON Semiconductor Corp.	1,899,984	16,948
* MICROS Systems, Inc.	307,633	16,609
* Parametric Technology Corp.	868,435	16,578
* Nuance Communications, Inc.	1,051,907	16,105
* Fairchild Semiconductor International, Inc.	954,007	15,951
* Equinix, Inc.	181,650	15,555
* FormFactor Inc.	345,578	15,465
* Tech Data Corp.	429,943	15,396
* ADC Telecommunications, Inc.	911,918	15,265
* Sonus Networks, Inc.	1,866,496	15,063
* Sanmina-SCI Corp.	4,146,038	15,009
* Foundry Networks, Inc.	1,076,357	14,606
* Tessera Technologies, Inc.	365,059	14,507
* ANSYS, Inc.	284,593	14,449
* Rambus Inc.	679,596	14,441
Jack Henry&Associates Inc.	599,813	14,426
* aQuantive, Inc.	513,050	14,319
* VeriFone Holdings, Inc.	379,111	13,925
* Kronos, Inc.	247,840	13,259
*^Palm, Inc.	727,985	13,198
* Andrew Corp.	1,242,047	13,153
* Interdigital Communications Corp.	409,062	12,955
* Itron, Inc.	199,049	12,946
* Gartner, Inc. Class A	532,367	12,750
* TIBCO Software Inc.	1,479,049	12,601
* Perot Systems Corp.	695,686	12,432
Acxiom Corp.	573,920	12,276
* Emulex Corp.	670,014	12,255
* 3Com Corp.	3,085,937	12,066
ADTRAN Inc.	495,047	12,054
* Cymer, Inc.	288,835	12,001
* Arris Group Inc.	838,717	11,809
* Benchmark Electronics, Inc.	558,731	11,543
* Microsemi Corp.	551,287	11,472
National Instruments Corp.	436,651	11,453
* PMC Sierra Inc.	1,631,716	11,438
*^Take-Two Interactive Software, Inc.	564,534	11,370
* MPS Group, Inc.	801,725	11,344
* CACI International, Inc.	238,416	11,172
Imation Corp.	270,535	10,924
* Silicon Laboratories Inc.	361,150	10,806
* BearingPoint, Inc.	1,410,535	10,805
* BISYS Group, Inc.	936,095	10,728
*^SiRF Technology Holdings, Inc.	383,887	10,657
*^Avid Technology, Inc.	302,863	10,564
* Mentor Graphics Corp.	644,321	10,528
* Amkor Technology, Inc.	831,142	10,373
* Electronics for Imaging, Inc.	441,805	10,360
* Macrovision Corp.	411,274	10,302
* Dolby Laboratories Inc.	294,866	10,176
* j2 Global Communications, Inc.	366,841	10,169
* Progress Software Corp.	319,414	9,966
*^Cree, Inc.	600,171	9,879
* Atheros Communications, Inc.	409,387	9,797
* eFunds Corp.	364,283	9,712
* CNET Networks, Inc.	1,107,367	9,645
* Wright Express Corp.	317,374	9,626
* Avocent Corp.	356,090	9,604
* Brooks Automation, Inc.	557,014	9,553
* FEI Co.	263,353	9,497
* Transaction Systems Architects, Inc.	290,575	9,412
* MicroStrategy Inc.	74,223	9,381
*^RF Micro Devices, Inc.	1,497,444	9,329
* Quest Software, Inc.	552,623	8,991
* CSG Systems International, Inc.	352,931	8,830
* Entegris Inc.	820,444	8,779
Plantronics, Inc.	370,161	8,743
*^Intermec, Inc.	387,141	8,649
* Informatica Corp.	638,884	8,580
* Applied Micro Circuits Corp.	2,298,878	8,391
Blackbaud, Inc.	341,844	8,348
* ATMI, Inc.	271,338	8,295
* Paxar Corp.	288,735	8,287
*^Lawson Software, Inc.	1,020,266	8,254
* Dycom Industries, Inc.	315,777	8,229
* Websense, Inc.	347,469	7,988
* Spansion Inc. Class A	651,959	7,947
Technitrol, Inc.	300,747	7,877
* Coherent, Inc.	244,254	7,753
* Global Imaging Systems, Inc.	397,498	7,751
* Aeroflex, Inc.	582,638	7,662
Talx Corp.	230,785	7,646
* Semtech Corp.	562,355	7,581
* Trident Microsystems, Inc.	377,422	7,571
* Finisar Corp.	2,151,475	7,530
* SRA International, Inc.	308,904	7,525
*^Komag, Inc.	229,082	7,498
* NETGEAR, Inc.	261,989	7,475
* MKS Instruments, Inc.	285,288	7,281
* CMGI Inc.	3,407,625	7,224
* Checkpoint Systems, Inc.	305,194	7,221
* Skyworks Solutions, Inc.	1,252,841	7,204
United Online, Inc.	509,339	7,146
* Tekelec	476,883	7,110
* Littelfuse, Inc.	174,106	7,069
* Rofin-Sinar Technologies Inc.	119,167	7,052
* Witness Systems, Inc.	260,249	7,014
* EarthLink, Inc.	953,703	7,010
* DealerTrack Holdings Inc.	228,115	7,008
*^L-1 Identity Solutions Inc.	421,389	6,957
* RealNetworks, Inc.	878,973	6,900
* Comtech Telecommunications Corp.	178,088	6,897
Cognex Corp.	315,332	6,833
* Insight Enterprises, Inc.	375,654	6,754
* SAVVIS, Inc.	140,430	6,724
^ Daktronics, Inc.	243,785	6,689
*^UTStarcom, Inc.	798,889	6,623
* Euronet Worldwide, Inc.	246,358	6,617
* Blackboard Inc.	196,437	6,606
* Zoran Corp.	381,022	6,485
* Altiris, Inc.	195,030	6,418
* Cabot Microelectronics Corp.	187,807	6,293
* InfoSpace, Inc.	243,670	6,255
* ViaSat, Inc.	189,300	6,241
*^Conexant Systems, Inc.	3,754,411	6,195
* Plexus Corp.	359,405	6,164
Syntel, Inc.	175,668	6,087
* Rogers Corp.	137,140	6,082
*^SunPower Corp. Class A	133,502	6,074
* Axcelis Technologies, Inc.	787,462	6,016
* Openwave Systems Inc.	733,874	5,981
* Wind River Systems Inc.	600,498	5,969
* Global Cash Access, Inc.	352,113	5,877
* Manhattan Associates, Inc.	211,673	5,806
* SafeNet, Inc.	202,304	5,725
* Harmonic, Inc.	580,538	5,701
* Advent Software, Inc.	163,256	5,693
* Sycamore Networks, Inc.	1,516,995	5,674
* Epicor Software Corp.	404,799	5,631
* Diodes Inc.	161,238	5,619
MTS Systems Corp.	141,712	5,504
*^OmniVision Technologies, Inc.	424,543	5,502
* Ariba, Inc.	585,104	5,500
* Advanced Energy Industries, Inc.	261,240	5,496
Quality Systems, Inc.	136,128	5,445
* Interwoven Inc.	321,637	5,436
* Silicon Image, Inc.	663,657	5,415
* TriQuint Semiconductor, Inc.	1,075,347	5,377
* ScanSource, Inc.	199,963	5,367
Agilysys, Inc.	237,959	5,347
* SPSS, Inc.	145,584	5,256
* AMIS Holdings Inc.	478,975	5,245
* Internap Network Services Corp.	332,813	5,242
* Lattice Semiconductor Corp.	890,086	5,207
MAXIMUS, Inc.	150,661	5,195
* Micrel, Inc.	469,837	5,178
* KEMET Corp.	676,700	5,177
* Loral Space and Communications Ltd.	100,866	5,132
Black Box Corp.	136,569	4,990
* Keane, Inc.	364,936	4,956
* Newport Corp.	302,706	4,955
* Powerwave Technologies, Inc.	859,469	4,890
* ManTech International Corp.	144,991	4,844
* Opsware, Inc.	665,693	4,826
* Photronics Inc.	307,941	4,788
* Synaptics Inc.	186,881	4,780
* Standard Microsystem Corp.	154,749	4,726
* Cirrus Logic, Inc.	611,989	4,688
* Hutchinson Technology, Inc.	199,732	4,664
* Sapient Corp.	678,313	4,653
* Brightpoint, Inc.	392,998	4,496
* Cogent Inc.	329,527	4,432
* The Ultimate Software Group, Inc.	168,044	4,401
* Vignette Corp.	233,852	4,343
* Electro Scientific Industries, Inc.	225,568	4,340
* DSP Group Inc.	227,060	4,314
Methode Electronics, Inc. Class A	289,884	4,282
* Veeco Instruments, Inc.	217,290	4,237
* Kulicke&Soffa Industries, Inc.	442,184	4,090
* Quantum Corp.	1,508,477	4,073
Park Electrochemical Corp.	148,918	4,039
* Sykes Enterprises, Inc.	220,276	4,018
* Concur Technologies, Inc.	224,820	3,925
* The Knot, Inc.	180,399	3,884
* Covansys Corp.	156,223	3,856
Gevity HR, Inc.	194,993	3,849
* Hittite Microwave Corp.	94,550	3,798
*^Gateway, Inc.	1,731,898	3,793
* Exar Corp.	285,449	3,779
*^Omniture, Inc.	206,149	3,758
* Extreme Networks, Inc.	879,025	3,718
* Mattson Technology, Inc.	407,234	3,706
*^Rackable Systems Inc.	218,162	3,702
Inter-Tel, Inc.	155,182	3,669
* SonicWALL, Inc.	437,630	3,659
CTS Corp.	263,647	3,644
* Mastec Inc.	328,080	3,612
* Silicon Storage Technology, Inc.	722,025	3,560
* Novatel Wireless, Inc.	220,579	3,538
* Adaptec, Inc.	910,216	3,523
*^Blue Coat Systems, Inc.	95,872	3,521
* Ansoft Corp.	110,307	3,490
*^Bankrate, Inc.	98,311	3,464
* Ciber, Inc.	431,365	3,395
* Packeteer, Inc.	273,258	3,394
* Actel Corp.	202,405	3,344
* DTS Inc.	137,974	3,343
* Rudolph Technologies, Inc.	190,993	3,331
* Forrester Research, Inc.	115,341	3,271
* Tyler Technologies, Inc.	256,197	3,254
* JDA Software Group, Inc.	215,699	3,242
* Smart Modular Technologies Inc.	252,972	3,236
*^Borland Software Corp.	606,029	3,194
*^Netlogic Microsystems Inc.	118,499	3,154
Cohu, Inc.	166,508	3,130
* TTM Technologies, Inc.	326,266	3,113
* webMethods, Inc.	432,210	3,108
* Secure Computing Corp.	399,412	3,075
* Agile Software Corp.	440,922	3,064
Bel Fuse, Inc. Class B	77,982	3,019
^ Marchex, Inc.	191,278	2,930
*^Universal Display Corp.	193,540	2,921
* Ness Technologies Inc.	227,377	2,906
* S1 Corp.	471,764	2,831
*^Supertex, Inc.	85,025	2,824
^ Heartland Payment Systems, Inc.	114,915	2,717
* TNS Inc.	167,512	2,695
* Sonic Solutions, Inc.	191,089	2,694
infoUSA Inc.	278,791	2,682
* Asyst Technologies, Inc.	379,412	2,667
* Ixia	285,150	2,652
* Genesis Microchip Inc.	283,215	2,631
* NetRatings, Inc.	125,423	2,609
* LoopNet, Inc.	143,923	2,460
* Mercury Computer Systems, Inc.	171,457	2,378
* Ultratech, Inc.	172,767	2,351
* RightNow Technologies Inc.	137,843	2,258
* Lionbridge Technologies, Inc.	441,604	2,248
* SYNNEX Corp.	105,548	2,242
* Credence Systems Corp.	662,690	2,194
* IXYS Corp.	213,046	2,179
*^iPass Inc.	431,309	2,169
* EPIQ Systems, Inc.	105,954	2,159
* eSPEED, Inc. Class A	218,875	2,079
* Ditech Networks Inc.	252,123	2,047
* Liquidity Services, Inc.	118,627	2,010
* InterVoice, Inc.	297,719	1,977
* FalconStor Software, Inc.	185,954	1,938
* Advanced Analogic Technologies, Inc.	287,496	1,892
* PDF Solutions, Inc.	158,571	1,790
* Kopin Corp.	525,222	1,775
* Eagle Test Systems, Inc.	95,706	1,593
*^Multi-Fineline Electronix, Inc.	75,089	1,153
* Jupitermedia Corp.	164,321	1,088
^ Renaissance Learning, Inc.	68,022	896
* Agere Systems Inc.	19,612	444
Bel Fuse, Inc. Class A	3,670	139

		2,308,982

Materials (6.5%)
Celanese Corp. Series A	1,049,158	32,356
* Crown Holdings, Inc.	1,268,588	31,030
Steel Dynamics, Inc.	708,414	30,603
Lubrizol Corp.	535,148	27,576
Commercial Metals Co.	873,954	27,398
Nalco Holding Co.	1,113,073	26,602
Albemarle Corp.	628,285	25,973
Florida Rock Industries, Inc.	384,075	25,844
Airgas, Inc.	546,239	23,024
Carpenter Technology Corp.	189,020	22,826
Reliance Steel&Aluminum Co.	470,005	22,748
Cabot Corp.	469,929	22,430
RPM International, Inc.	928,356	21,445
FMC Corp.	283,559	21,389
Chaparral Steel Co.	360,232	20,955
Valspar Corp.	751,395	20,911
Cleveland-Cliffs Inc.	320,337	20,505
* AK Steel Holding Corp.	857,884	20,066
Cytec Industries, Inc.	353,240	19,866
AptarGroup Inc.	269,618	18,046
Eagle Materials, Inc.	375,990	16,780
* Hercules, Inc.	839,465	16,403
Louisiana-Pacific Corp.	814,383	16,337
* RTI International Metals, Inc.	177,593	16,163
Scotts Miracle-Gro Co.	364,022	16,028
Packaging Corp. of America	650,375	15,869
Texas Industries, Inc.	186,563	14,091
*^W.R. Grace&Co.	504,469	13,328
CF Industries Holdings, Inc.	343,150	13,228
H.B. Fuller Co.	463,931	12,651
* Terra Industries, Inc.	721,719	12,630
Quanex Corp.	287,309	12,168
^ Worthington Industries, Inc.	552,712	11,375
^ Bowater Inc.	434,810	10,357
* OM Group, Inc.	228,291	10,200
Greif Inc. Class A	89,860	9,984
Silgan Holdings, Inc.	189,181	9,669
Olin Corp.	566,978	9,605
Minerals Technologies, Inc.	149,016	9,263
Metal Management, Inc.	197,341	9,117
* Coeur d'Alene Mines Corp.	2,164,296	8,895
Sensient Technologies Corp.	343,463	8,854
Rock-Tenn Co.	264,952	8,796
* Hecla Mining Co.	929,404	8,420
Compass Minerals International, Inc.	249,414	8,330
* Century Aluminum Co.	176,626	8,280
Ryerson Tull, Inc.	204,149	8,088
* Brush Engineered Materials Inc.	156,569	7,589
Spartech Corp.	249,243	7,313
*^Headwaters Inc.	329,003	7,189
Ferro Corp.	332,641	7,188
Schnitzer Steel Industries, Inc. Class A	177,057	7,112
MacDermid, Inc.	203,544	7,098
Arch Chemicals, Inc.	187,655	5,859
* Apex Silver Mines Ltd.	431,669	5,573
* Rockwood Holdings, Inc.	200,806	5,558
*^Zoltek Cos., Inc.	150,348	5,252
AMCOL International Corp.	174,143	5,163
Wausau Paper Corp.	354,878	5,096
Royal Gold, Inc.	155,849	4,691
Glatfelter	313,398	4,673
Neenah Paper Inc.	114,954	4,568
A. Schulman Inc.	192,363	4,532
* Symyx Technologies, Inc.	255,162	4,521
Gibraltar Industries Inc.	197,071	4,458
NewMarket Corp.	107,174	4,359
* PolyOne Corp.	682,221	4,162
Westlake Chemical Corp.	152,195	4,132
Georgia Gulf Corp.	252,645	4,095
* Stillwater Mining Co.	318,825	4,046
Deltic Timber Corp.	81,846	3,925
Myers Industries, Inc.	203,785	3,807
* Graphic Packaging Corp.	778,505	3,690
* Buckeye Technology, Inc.	262,990	3,414
Koppers Holdings, Inc.	128,349	3,293
Schweitzer-Mauduit International, Inc.	113,564	2,822
A.M. Castle&Co.	92,036	2,702
^ American Vanguard Corp.	151,087	2,582
Tronox Inc. Class B	171,428	2,397
Chesapeake Corp. of Virginia	145,266	2,193
Tronox Inc.	142,094	2,046
* Caraustar Industries, Inc.	223,826	1,406
^ NL Industries, Inc.	74,809	815

		955,821

Telecommunication Services (1.2%)
* Leap Wireless International, Inc.	395,445	26,091
* SBA Communications Corp.	691,992	20,448
* Time Warner Telecom Inc.	939,172	19,507
* NeuStar, Inc. Class A	516,210	14,681
* Dobson Communications Corp.	1,176,592	10,107
* Cincinnati Bell Inc.	1,921,559	9,031
* Cogent Communications Group, Inc.	362,233	8,560
* Premiere Global Services, Inc.	518,670	5,819
*^iPCS, Inc.	110,205	5,399
FairPoint Communications, Inc.	272,839	5,241
* Cbeyond Inc.	169,962	4,985
* General Communication, Inc.	349,139	4,888
Alaska Communications Systems Holdings, Inc.	327,867	4,836
* NTELOS Holdings Corp.	228,101	4,384
IDT Corp. Class B	373,426	4,238
USA Mobility, Inc.	201,334	4,013
*^Global Crossing Ltd.	141,192	3,883
Iowa Telecommunications Services Inc.	171,823	3,436
Consolidated Communications Holdings, Inc.	161,462	3,211
*^Vonage Holdings Corp.	837,128	2,888
Surewest Communications	113,605	2,825
*^Covad Communications Group, Inc.	2,179,449	2,768
* Centennial Communications Corp. Class A	285,210	2,347
North Pittsburgh Systems, Inc.	104,140	2,267
* Syniverse Holdings Inc.	184,676	1,946
*^InPhonic, Inc.	140,958	1,536
IDT Corp.	106,884	1,206
*^Fibertower Corp.	221,838	1,151

		181,692

Utilities (4.8%)
Northeast Utilities	1,198,583	39,278
CMS Energy Corp.	1,730,784	30,808
* Sierra Pacific Resources	1,719,078	29,878
* Dynegy, Inc.	3,121,936	28,909
OGE Energy Corp.	709,021	27,510
Energen Corp.	534,810	27,216
National Fuel Gas Co.	616,636	26,676
AGL Resources Inc.	604,678	25,832
Southern Union Co.	791,351	24,049
Puget Energy, Inc.	905,700	23,258
^ Aqua America, Inc.	1,027,658	23,071
UGI Corp. Holding Co.	820,208	21,908
Atmos Energy Corp.	678,697	21,230
Great Plains Energy, Inc.	624,794	20,275
PNM Resources Inc.	590,402	19,070
Westar Energy, Inc.	679,337	18,695
Vectren Corp.	592,931	16,958
Nicor Inc.	347,701	16,836
Hawaiian Electric Industries Inc.	632,938	16,450
^ Piedmont Natural Gas, Inc.	586,146	15,463
ITC Holdings Corp.	313,226	13,560
Southwest Gas Corp.	322,300	12,528
* Aquila, Inc.	2,913,642	12,179
Duquesne Light Holdings, Inc.	613,416	12,140
WGL Holdings Inc.	379,350	12,132
Cleco Corp.	447,211	11,551
IDACORP, Inc.	334,025	11,303
New Jersey Resources Corp.	217,156	10,869
UniSource Energy Corp.	274,007	10,289
NorthWestern Corp.	276,808	9,807
Avista Corp.	403,765	9,783
Northwest Natural Gas Co.	213,901	9,769
* El Paso Electric Co.	362,906	9,563
Black Hills Corp.	259,067	9,526
ALLETE, Inc.	200,870	9,365
South Jersey Industries, Inc.	227,409	8,653
Otter Tail Corp.	217,960	7,463
Portland General Electric Co.	218,628	6,384
UIL Holdings Corp.	182,288	6,325
CH Energy Group, Inc.	122,349	5,957
California Water Service Group	152,546	5,846
Empire District Electric Co.	234,728	5,821
MGE Energy, Inc.	160,799	5,702
Ormat Technologies Inc.	118,179	4,959
The Laclede Group, Inc.	157,837	4,906
American States Water Co.	132,445	4,883
SJW Corp.	106,522	4,312
Integrys Energy Group, Inc.	1	-

		708,945

Total Common Stocks
(Cost $10,686,902)		14,689,272

Temporary Cash Investments (4.9%)

Money Market Fund (4.9%)
[1] Vanguard Market Liquidity Fund, 5.288%	719,716,672	719,716

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[2] Federal National Mortgage Assn
[3] 5.201%, 4/25/07	2,000	1,993

Total Temporary Cash Investments
(Cost $721,710)		721,709

Total Investments (104.5%)
(Cost $11,408,612)		15,410,981

Other Assets and Liabilities - Net (-4.5%)		(660,945)

Net Assets (100%)		14,750,036

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,993,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $11,408,612,000. Net unrealized appreciation of investment securities for tax purposes was $4,002,369,000, consisting of unrealized gains of $4,500,002,000 on securities that had risen in value since their purchase and $497,633,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	650	52,520	382
Russell 2000 Index	23	9,292	137

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Value Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.3%)

Consumer Discretionary (12.7%)
OfficeMax, Inc.	447,394	23,596
Service Corp. International	1,753,988	20,802
Phillips-Van Heusen Corp.	331,680	19,503
* AnnTaylor Stores Corp.	431,404	16,730
Claire's Stores, Inc.	515,591	16,561
Snap-On Inc.	332,224	15,980
Orient-Express Hotel Ltd.	253,061	15,138
* Lear Corp.	404,794	14,779
Men's Wearhouse, Inc.	287,092	13,508
Barnes&Noble, Inc.	334,999	13,216
* Payless ShoeSource, Inc.	393,731	13,072
Dillard's Inc.	385,695	12,624
Meredith Corp.	219,177	12,579
* Rent-A-Center, Inc.	419,842	11,747
Regis Corp.	269,884	10,895
^ Ryland Group, Inc.	255,303	10,771
Belo Corp. Class A	526,565	9,831
MDC Holdings, Inc.	202,705	9,744
* TRW Automotive Holdings Corp.	264,354	9,205
Wolverine World Wide, Inc.	317,050	9,058
* Quiksilver, Inc.	733,913	8,513
* Hanesbrands Inc.	289,141	8,498
Tupperware Brands Corp.	325,842	8,123
Bob Evans Farms, Inc.	218,822	8,085
Standard Pacific Corp.	387,168	8,080
American Greetings Corp. Class A	334,881	7,773
* Zale Corp.	288,362	7,607
Borders Group, Inc.	356,793	7,286
* Big Lots Inc.	228,954	7,162
Lee Enterprises, Inc.	235,777	7,085
ArvinMeritor, Inc.	381,831	6,968
^ Beazer Homes USA, Inc.	235,532	6,838
American Axle&Manufacturing Holdings, Inc.	249,337	6,819
Callaway Golf Co.	417,366	6,578
Cooper Tire&Rubber Co.	349,999	6,401
Ethan Allen Interiors, Inc.	180,967	6,395
Stage Stores, Inc.	261,297	6,091
* Scholastic Corp.	194,613	6,052
Domino's Pizza, Inc.	183,187	5,948
IHOP Corp.	96,395	5,654
* Hovnanian Enterprises Inc. Class A	212,407	5,344
Entercom Communications Corp.	184,457	5,198
Group 1 Automotive, Inc.	130,182	5,177
Sonic Automotive, Inc.	181,445	5,171
United Auto Group, Inc.	254,388	5,164
* Cabela's Inc.	206,170	5,115
Saks Inc.	243,918	5,083
Ameristar Casinos, Inc.	151,676	4,870
Media General, Inc. Class A	127,159	4,852
Stewart Enterprises, Inc. Class A	581,718	4,689
Hearst-Argyle Television Inc.	169,860	4,618
Asbury Automotive Group, Inc.	161,233	4,555
* Meritage Corp.	141,271	4,538
* CSK Auto Corp.	263,537	4,533
Kellwood Co.	154,341	4,527
Oxford Industries, Inc.	90,318	4,465
Sally Beauty Co. Inc.	482,539	4,435
Sinclair Broadcast Group, Inc.	283,950	4,387
Furniture Brands International Inc.	276,056	4,356
Cato Corp. Class A	185,154	4,331
*^WCI Communities, Inc.	200,451	4,278
Modine Manufacturing Co.	186,723	4,276
*^Blockbuster Inc. Class A	641,006	4,128
* Timberland Co.	152,977	3,982
* Helen of Troy Ltd.	171,503	3,895
^ La-Z-Boy Inc.	307,936	3,812
* JAKKS Pacific, Inc.	158,460	3,787
* Jo-Ann Stores, Inc.	138,374	3,771
Journal Communications, Inc.	285,218	3,739
Pier 1 Imports Inc.	524,974	3,628
CBRL Group, Inc.	77,813	3,603
* K2 Inc.	295,653	3,574
Speedway Motorsports, Inc.	91,874	3,560
Talbots Inc.	145,597	3,439
Oakley, Inc.	165,679	3,337
The Stride Rite Corp.	216,485	3,332
UniFirst Corp.	85,677	3,287
Blyth, Inc.	152,653	3,223
Movado Group, Inc.	108,379	3,192
Finish Line, Inc.	251,858	3,173
Building Materials Holding Corp.	173,967	3,151
Landry's Restaurants, Inc.	105,680	3,128
* Aftermarket Technology Corp.	124,553	3,024
The Marcus Corp.	128,667	2,993
Catalina Marketing Corp.	92,719	2,928
Kimball International, Inc. Class B	148,725	2,867
Westwood One, Inc.	413,531	2,841
Bandag, Inc.	55,966	2,837
^ Superior Industries International, Inc.	135,684	2,826
The Buckle, Inc.	78,045	2,786
Stein Mart, Inc.	169,760	2,770
^ Nautilus Inc.	179,243	2,766
* Radio One, Inc. Class D	427,705	2,763
Tuesday Morning Corp.	185,243	2,749
* The Warnaco Group, Inc.	96,588	2,743
Tempur-Pedic International Inc.	104,236	2,709
* Cox Radio, Inc.	198,373	2,708
* O'Charley's Inc.	140,046	2,701
Monaco Coach Corp.	169,331	2,697
Gray Television, Inc.	255,069	2,658
Lithia Motors, Inc.	94,629	2,594
* Blockbuster Inc. Class B	411,193	2,467
* MarineMax, Inc.	105,693	2,450
Churchill Downs, Inc.	52,108	2,365
* Bally Technologies Inc.	99,917	2,356
Courier Corp.	59,494	2,324
Jackson Hewitt Tax Service Inc.	71,654	2,306
The Pep Boys (Manny, Moe&Jack)	118,530	2,263
*^Six Flags, Inc.	367,599	2,209
* Fisher Communications, Inc.	44,328	2,154
Sauer-Danfoss, Inc.	71,264	2,145
*^Source Interlink Cos., Inc.	309,712	2,078
World Wrestling Entertainment, Inc.	123,999	2,021
M/I Homes, Inc.	75,120	1,994
* RCN Corp.	77,791	1,988
Citadel Broadcasting Corp.	206,279	1,962
Sun-Times Media Group, Inc.	387,198	1,921
Warner Music Group Corp.	111,390	1,900
* Skechers U.S.A., Inc.	55,154	1,852
Coinmach Service Corp. Class A	174,108	1,847
Kenneth Cole Productions, Inc.	71,878	1,845
FTD Group, Inc.	110,793	1,831
* Cumulus Media Inc.	191,492	1,796
CSS Industries, Inc.	44,416	1,665
* RC2 Corp.	39,446	1,593
* Audiovox Corp.	107,338	1,581
Haverty Furniture Cos., Inc.	110,906	1,553
* Bluegreen Corp.	128,512	1,451
Skyline Corp.	42,438	1,432
Journal Register Co.	235,784	1,405
Arctic Cat, Inc.	70,477	1,374
*^Cost Plus, Inc.	132,986	1,330
* Core-Mark Holding Co., Inc.	33,623	1,200
* Leapfrog Enterprises, Inc.	101,576	1,087
* Isle of Capri Casinos, Inc.	40,829	1,046
Xerium Technologies Inc.	129,742	1,041
* A.C. Moore Arts&Crafts, Inc.	47,688	1,018
* Spanish Broadcasting System, Inc.	240,055	960
Levitt Corp. Class A	100,968	940
* Lin TV Corp.	57,214	910
*^Palm Harbor Homes, Inc.	60,858	873
Bandag, Inc. Class A	14,142	714
Deb Shops, Inc.	25,589	693
* Magna Entertainment Corp. Class A	160,321	584
^ Technical Olympic USA, Inc.	123,400	492
* Educate, Inc.	58,834	451
* Radio One, Inc.	10,271	66

		720,491

Consumer Staples (2.7%)
Corn Products International, Inc.	445,901	15,870
Del Monte Foods Co.	1,207,159	13,858
* BJ's Wholesale Club, Inc.	389,865	13,189
Universal Corp. (VA)	154,401	9,473
Longs Drug Stores, Inc.	168,323	8,692
Lancaster Colony Corp.	152,985	6,760
* Hain Celestial Group, Inc.	222,535	6,692
* Performance Food Group Co.	208,637	6,441
Ruddick Corp.	213,089	6,410
* TreeHouse Foods Inc.	186,779	5,691
* Ralcorp Holdings, Inc.	79,735	5,127
Chiquita Brands International, Inc.	253,542	3,555
* Elizabeth Arden, Inc.	152,786	3,334
J&J Snack Foods Corp.	82,897	3,274
^ Vector Group Ltd.	170,487	3,190
Reddy Ice Holdings, Inc.	104,464	3,153
* Alliance One International, Inc.	339,305	3,132
WD-40 Co.	96,954	3,074
Pilgrim's Pride Corp.	90,794	3,013
Ingles Markets, Inc.	72,894	2,977
Weis Markets, Inc.	64,697	2,892
Nash-Finch Co.	80,255	2,766
Lance, Inc.	129,482	2,621
Premium Standard Farms Inc.	124,136	2,612
Sanderson Farms, Inc.	70,044	2,596
* Prestige Brands Holdings Inc.	208,843	2,475
The Topps Co., Inc.	220,681	2,145
Tootsie Roll Industries, Inc.	65,620	1,967
The Great Atlantic&Pacific Tea Co., Inc.	55,829	1,852
* Playtex Products, Inc.	118,656	1,610
*^Spectrum Brands Inc.	230,550	1,459
Alico, Inc.	24,400	1,399
Farmer Brothers, Inc.	43,087	978
* Pathmark Stores, Inc.	71,340	913

		155,190

Energy (4.3%)
* Kinder Morgan Management, LLC	298,875	15,314
* SEACOR Holdings Inc.	139,663	13,743
* Plains Exploration&Production Co.	298,636	13,480
Cabot Oil&Gas Corp.	186,941	12,585
Tidewater Inc.	212,677	12,459
* Universal Compression Holdings, Inc.	182,131	12,327
*^Forest Oil Corp.	340,257	11,354
Overseas Shipholding Group Inc.	177,982	11,142
* Whiting Petroleum Corp.	221,452	8,727
* USEC Inc.	522,258	8,487
* Houston Exploration Co.	142,932	7,711
* Swift Energy Co.	176,962	7,392
Western Refining, Inc.	184,029	7,181
OMI Corp.	246,560	6,623
* Rosetta Resources, Inc.	303,125	6,226
* Petrohawk Energy Corp.	455,155	5,994
* Oil States International, Inc.	183,775	5,897
* Lone Star Technologies, Inc.	83,546	5,517
* Bristow Group, Inc.	133,988	4,884
* Gulfmark Offshore, Inc.	108,919	4,754
* Unit Corp.	92,170	4,663
* Stone Energy Corp.	149,794	4,447
* Hanover Compressor Co.	184,453	4,104
* Parker Drilling Co.	423,786	3,979
* Mariner Energy Inc.	207,765	3,975
* Newpark Resources, Inc.	537,680	3,791
* Enbridge Energy Management LLC	66,971	3,617
* Comstock Resources, Inc.	129,222	3,538
*^Cheniere Energy, Inc.	109,815	3,421
* Trico Marine Services, Inc.	88,500	3,298
General Maritime Corp.	107,027	3,091
* EXCO Resources, Inc.	174,866	2,899
* Encore Acquisition Co.	94,563	2,287
* Harvest Natural Resources, Inc.	228,052	2,221
* Horizon Offshore, Inc.	145,921	2,110
* Pioneer Drilling Co.	147,862	1,876
W&T Offshore, Inc.	63,854	1,847
* Brigham Exploration Co.	259,494	1,614
* The Meridian Resource Corp.	535,291	1,290
* Bronco Drilling Co., Inc.	41,449	687
*^SulphCo, Inc.	89,159	305

		240,857

Financials (34.4%)
Annaly Mortgage Management Inc. REIT	1,534,097	23,748
New Plan Excel Realty Trust REIT	620,681	20,501
Rayonier Inc. REIT	459,200	19,746
Mack-Cali Realty Corp. REIT	403,954	19,240
BRE Properties Inc. Class A REIT	303,048	19,138
Health Care Inc. REIT	433,454	19,029
Brandywine Realty Trust REIT	530,101	17,711
^ Thornburg Mortgage, Inc. REIT	679,951	17,679
Alexandria Real Estate Equities, Inc. REIT	175,680	17,633
Cullen/Frost Bankers, Inc.	324,194	16,965
Realty Income Corp. REIT	599,938	16,918
Sky Financial Group, Inc.	627,264	16,848
CBL&Associates Properties, Inc. REIT	372,989	16,725
Arthur J. Gallagher&Co.	589,522	16,701
Valley National Bancorp	656,428	16,575
Raymond James Financial, Inc.	556,254	16,554
Wilmington Trust Corp.	389,398	16,421
Webster Financial Corp.	336,430	16,152
Nationwide Health Properties, Inc. REIT	507,569	15,867
Bank of Hawaii Corp.	298,643	15,837
* Conseco, Inc.	912,841	15,792
StanCorp Financial Group, Inc.	320,554	15,762
HRPT Properties Trust REIT	1,261,976	15,522
Kilroy Realty Corp. REIT	194,429	14,339
The Hanover Insurance Group Inc.	305,533	14,091
^ IndyMac Bancorp, Inc.	425,723	13,644
American Financial Group, Inc.	392,275	13,353
KKR Financial Corp. REIT	483,414	13,260
Apollo Investment Corp.	600,798	12,857
Washington Federal Inc.	523,445	12,280
First Industrial Realty Trust REIT	269,133	12,192
Endurance Specialty Holdings Ltd.	338,295	12,091
Colonial Properties Trust REIT	262,842	12,004
Senior Housing Properties Trust REIT	500,958	11,973
Taubman Co. REIT	206,278	11,962
Post Properties, Inc. REIT	260,862	11,929
* Alleghany Corp.	31,576	11,797
Waddell&Reed Financial, Inc.	504,325	11,761
Crescent Real Estate, Inc. REIT	586,204	11,759
Aspen Insurance Holdings Ltd.	448,358	11,751
Whitney Holdings Corp.	375,227	11,474
Platinum Underwriters Holdings, Ltd.	357,295	11,462
Jefferies Group, Inc.	394,553	11,422
Highwood Properties, Inc. REIT	286,367	11,309
Essex Property Trust, Inc. REIT	86,519	11,202
LaSalle Hotel Properties REIT	240,049	11,129
Montpelier Re Holdings Ltd.	638,087	11,064
First Midwest Bancorp, Inc.	300,243	11,034
Ohio Casualty Corp.	366,417	10,974
Healthcare Realty Trust Inc. REIT	287,057	10,707
Potlatch Corp. REIT	232,171	10,629
Reinsurance Group of America, Inc.	183,998	10,620
The South Financial Group, Inc.	428,127	10,583
Delphi Financial Group, Inc.	260,431	10,477
BancorpSouth, Inc.	427,828	10,460
Home Properties, Inc. REIT	197,850	10,448
Strategic Hotels and Resorts, Inc. REIT	453,050	10,361
BioMed Realty Trust, Inc. REIT	393,558	10,351
HCC Insurance Holdings, Inc.	334,107	10,290
FirstMerit Corp.	481,147	10,157
Washington REIT	269,671	10,091
Citizens Banking Corp.	455,121	10,085
DiamondRock Hospitality Co. REIT	528,650	10,044
NewAlliance Bancshares, Inc.	615,019	9,969
Spirit Finance Corp. REIT	644,229	9,599
Entertainment Properties Trust REIT	158,940	9,576
Cathay General Bancorp	280,028	9,515
Zenith National Insurance Corp.	199,633	9,437
Sunstone Hotel Investors, Inc. REIT	345,663	9,423
Pennsylvania REIT	209,903	9,305
National Retail Properties REIT	384,530	9,302
FelCor Lodging Trust, Inc. REIT	353,946	9,192
Commerce Group, Inc.	305,501	9,177
* ProAssurance Corp.	178,999	9,156
The Phoenix Cos., Inc.	647,246	8,984
First Republic Bank	166,217	8,926
Westamerica Bancorporation	184,489	8,887
First Community Bancorp	156,564	8,852
Umpqua Holdings Corp.	330,361	8,844
IPC Holdings Ltd.	305,627	8,817
First Niagara Financial Group, Inc.	632,029	8,792
Selective Insurance Group	343,936	8,757
Longview Fibre Co. REIT	355,452	8,755
Pacific Capital Bancorp	268,745	8,632
Assured Guaranty Ltd.	307,484	8,400
Lexington Realty Trust REIT	392,464	8,293
Greater Bay Bancorp	306,758	8,249
UMB Financial Corp.	217,171	8,200
^ Downey Financial Corp.	125,449	8,096
Maguire Properties, Inc. REIT	225,593	8,022
Newcastle Investment Corp. REIT	289,135	8,018
Chittenden Corp.	262,354	7,920
American Financial Realty Trust REIT	783,173	7,894
Trustmark Corp.	280,717	7,871
Mid-America Apartment Communities, Inc. REIT	139,751	7,862
International Bancshares Corp.	264,958	7,861
^ Redwood Trust, Inc. REIT	148,707	7,760
^ American Home Mortgage Investment Corp. REIT	286,549	7,734
Cousins Properties, Inc. REIT	232,117	7,627
Digital Realty Trust, Inc. REIT	190,326	7,594
Tanger Factory Outlet Centers, Inc. REIT	185,623	7,497
LandAmerica Financial Group, Inc.	101,202	7,480
United Bankshares, Inc.	209,316	7,332
Prosperity Bancshares, Inc.	209,066	7,263
EastGroup Properties, Inc. REIT	142,099	7,251
Ares Capital Corp.	394,650	7,171
Inland Real Estate Corp. REIT	386,812	7,094
Extra Space Storage Inc. REIT	366,102	6,934
MAF Bancorp, Inc.	167,652	6,931
* Piper Jaffray Cos., Inc.	111,367	6,898
R.L.I. Corp.	124,877	6,859
Omega Healthcare Investors, Inc. REIT	398,038	6,826
Glacier Bancorp, Inc.	282,352	6,788
Odyssey Re Holdings Corp.	171,180	6,729
Sovran Self Storage, Inc. REIT	120,477	6,676
Alabama National BanCorporation	92,564	6,555
Highland Hospitality Corp. REIT	367,195	6,536
MCG Capital Corp.	348,232	6,533
Old National Bancorp	358,907	6,525
National Financial Partners Corp.	138,149	6,481
Susquehanna Bancshares, Inc.	279,214	6,475
Hancock Holding Co.	146,957	6,463
Provident Bankshares Corp.	195,682	6,430
Equity One, Inc. REIT	241,567	6,402
Max Re Capital Ltd.	249,711	6,363
First Citizens BancShares Class A	31,493	6,330
MB Financial, Inc.	175,532	6,321
* Argonaut Group, Inc.	194,420	6,291
Municipal Mortgage&Equity, L.L.C	219,407	6,253
RAIT Financial Trust REIT	223,154	6,235
Park National Corp.	65,875	6,224
* Knight Capital Group, Inc. Class A	389,006	6,162
Frontier Financial Corp.	245,024	6,113
Provident Financial Services Inc.	348,139	6,075
Central Pacific Financial Co.	165,675	6,059
Glimcher Realty Trust REIT	220,970	5,971
U-Store-It Trust REIT	291,592	5,867
First BanCorp Puerto Rico	437,208	5,797
F.N.B. Corp.	343,948	5,796
Franklin Street Properties Corp. REIT	297,480	5,706
*^First Federal Financial Corp.	99,727	5,667
Corporate Office Properties Trust, Inc. REIT	122,178	5,581
Infinity Property&Casualty Corp.	118,962	5,575
Equity Inns, Inc. REIT	328,637	5,383
NorthStar Realty Finance Corp. REIT	352,493	5,361
Friedman, Billings, Ramsey Group, Inc. REIT	968,428	5,346
Horace Mann Educators Corp.	258,582	5,314
Capitol Federal Financial	133,428	5,045
* USI Holdings Corp.	297,090	5,006
Parkway Properties Inc. REIT	92,846	4,851
Ashford Hospitality Trust REIT	394,625	4,712
First Commonwealth Financial Corp.	399,301	4,692
Brookline Bancorp, Inc.	369,769	4,685
Mid-State Bancshares	125,957	4,621
National Penn Bancshares Inc.	243,435	4,601
Hanmi Financial Corp.	241,050	4,594
CVB Financial Corp.	379,813	4,520
Sterling Bancshares, Inc.	403,533	4,511
National Health Investors REIT	141,773	4,443
Innkeepers USA Trust REIT	271,841	4,426
United Fire&Casualty Co.	124,088	4,359
Medical Properties Trust Inc. REIT	295,825	4,346
Amcore Financial, Inc.	136,592	4,337
NBT Bancorp, Inc.	184,505	4,323
^ TrustCo Bank NY	449,054	4,302
Stewart Information Services Corp.	102,894	4,300
S&T Bancorp, Inc.	129,178	4,268
First Charter Corp.	196,113	4,216
BankUnited Financial Corp.	198,601	4,212
Cedar Shopping Centers, Inc. REIT	258,834	4,193
Anthracite Capital Inc. REIT	347,742	4,173
American Campus Communities, Inc. REIT	137,629	4,169
First Potomac REIT	144,709	4,134
Financial Federal Corp.	155,559	4,094
City Holding Co.	100,144	4,051
PFF Bancorp, Inc.	132,675	4,024
Alfa Corp.	217,687	4,023
Chemical Financial Corp.	133,799	3,986
Acadia Realty Trust REIT	152,594	3,978
American Equity Investment Life Holding Co.	302,103	3,967
Deerfield Triarc Capital Corp. REIT	264,038	3,958
First Financial Bankshares, Inc.	93,336	3,903
Bank Mutual Corp.	343,282	3,903
* Navigators Group, Inc.	75,192	3,772
Advanta Corp. Class B	85,853	3,764
MFA Mortgage Investments, Inc. REIT	476,493	3,669
SWS Group, Inc.	145,149	3,601
Westbanco Inc.	116,424	3,594
Community Bank System, Inc.	171,052	3,578
Gramercy Capital Corp. REIT	116,327	3,569
Ramco-Gershenson Properties Trust REIT	99,358	3,548
Saul Centers, Inc. REIT	62,231	3,541
W Holding Co., Inc.	689,049	3,445
Provident New York Bancorp, Inc.	242,933	3,438
21st Century Insurance Group	155,269	3,292
Northwest Bancorp, Inc.	120,489	3,264
National Western Life Insurance Co. Class A	13,327	3,262
Columbia Banking System, Inc.	96,329	3,249
Community Banks, Inc.	133,728	3,192
Sterling Financial Corp.	101,385	3,162
Sterling Financial Corp. (PA)	142,022	3,153
BankAtlantic Bancorp, Inc. Class A	287,050	3,146
^ Corus Bankshares Inc.	184,284	3,144
Anchor Bancorp Wisconsin Inc.	110,822	3,142
Arbor Realty Trust, Inc. REIT	102,637	3,124
LTC Properties, Inc. REIT	120,086	3,111
Capital Trust Class A REIT	67,867	3,093
Placer Sierra Bancshares	114,207	3,090
Sandy Spring Bancorp, Inc.	88,824	3,077
IBERIABANK Corp.	54,811	3,051
Sun Communities, Inc. REIT	97,921	3,038
* Centennial Bank Holdings Inc.	348,698	3,016
Capitol Bancorp Ltd.	81,831	3,015
FBL Financial Group, Inc. Class A	76,611	2,998
Getty Realty Holding Corp. REIT	104,070	2,991
* Triad Guaranty, Inc.	71,298	2,952
Midland Co.	69,084	2,931
* United America Indemnity, Ltd.	124,531	2,889
Safety Insurance Group, Inc.	71,728	2,878
First Financial Bancorp	189,568	2,864
Investors Real Estate Trust REIT	270,077	2,860
West Coast Bancorp	88,641	2,834
JER Investors Trust Inc. REIT	147,159	2,799
Community Trust Bancorp Inc.	77,052	2,792
Harleysville National Corp.	156,186	2,783
State Auto Financial Corp.	86,028	2,764
Harleysville Group, Inc.	84,866	2,757
Independent Bank Corp. (MA)	83,642	2,755
^ Fremont General Corp.	396,846	2,750
Partners Trust Financial Group, Inc.	240,312	2,747
Flagstar Bancorp, Inc.	228,952	2,736
Advance America, Cash Advance Centers, Inc.	174,183	2,681
*^LaBranche&Co. Inc.	328,450	2,680
Anworth Mortgage Asset Corp. REIT	273,245	2,670
* Universal American Financial Corp.	137,364	2,662
Luminent Mortgage Capital, Inc. REIT	285,634	2,554
City Bank Lynnwood (WA)	79,428	2,550
Banner Corp.	61,228	2,544
* Investors Bancorp, Inc.	174,227	2,516
TierOne Corp.	92,639	2,505
Capital Southwest Corp.	16,280	2,502
First Financial Holdings, Inc.	72,073	2,494
GMH Communities Trust REIT	249,426	2,492
Presidential Life Corp.	123,734	2,440
Capital City Bank Group, Inc.	72,092	2,401
Universal Health Realty Income REIT	66,839	2,389
Independent Bank Corp. (MI)	116,266	2,368
PS Business Parks, Inc. REIT	33,490	2,362
Bristol West Holdings, Inc.	106,514	2,361
First Merchants Corp.	99,411	2,358
Education Realty Trust, Inc. REIT	159,453	2,357
Resource America, Inc.	98,590	2,330
^ Impac Mortgage Holdings, Inc. REIT	455,393	2,277
BankFinancial Corp.	139,447	2,269
First Community Bancshares, Inc.	57,190	2,230
KNBT Bancorp Inc.	149,464	2,203
* CNA Surety Corp.	104,385	2,203
WSFS Financial Corp.	33,916	2,187
Capital Lease Funding, Inc. REIT	203,711	2,182
Dime Community Bancshares	164,894	2,182
Washington Trust Bancorp, Inc.	80,793	2,166
Urstadt Biddle Properties Class A REIT	110,670	2,165
Irwin Financial Corp.	115,864	2,160
Integra Bank Corp.	95,833	2,136
* PXRE Group Ltd.	432,605	2,077
Advanta Corp. Class A	51,697	2,072
Renasant Corp.	83,904	2,071
Suffolk Bancorp	61,437	1,983
* PICO Holdings, Inc.	46,405	1,982
Old Second Bancorp, Inc.	71,552	1,961
Union Bankshares Corp.	75,241	1,952
Direct General Corp.	91,511	1,946
First Source Corp.	74,330	1,945
* Affordable Residential Communities	160,301	1,945
Omega Financial Corp.	67,970	1,938
^ Seacoast Banking Corp. of Florida	85,396	1,936
Gamco Investors Inc. Class A	44,643	1,934
Sterling Bancorp	106,725	1,932
Yardville National Bancorp	52,762	1,916
First Place Financial Corp.	89,306	1,916
Simmons First National Corp.	63,477	1,909
Kearny Financial Corp.	130,368	1,875
Heartland Financial USA, Inc.	69,233	1,852
Midwest Banc Holdings, Inc.	104,017	1,842
First Financial Corp. (IN)	59,493	1,841
First Busey Corp.	83,546	1,790
TriCo Bancshares	75,550	1,788
U.S.B. Holding Co., Inc.	77,655	1,762
First Indiana Corp.	80,378	1,756
BancFirst Corp.	37,888	1,756
Flushing Financial Corp.	108,138	1,755
United Community Financial Corp.	157,496	1,740
Univest Corp. of Pennsylvania	69,534	1,722
Tompkins Trustco, Inc.	40,786	1,707
Lakeland Bancorp, Inc.	119,238	1,616
Great Southern Bancorp, Inc.	53,385	1,563
Oriental Financial Group Inc.	132,370	1,559
^ W.P. Stewart&Co., Ltd.	141,760	1,428
*^CompuCredit Corp.	44,578	1,392
Center Financial Corp.	69,404	1,372
Taylor Capital Group, Inc.	36,420	1,275
Republic Bancorp, Inc. Class A	53,954	1,220
*^Accredited Home Lenders Holding Co.	129,468	1,200
Donegal Group Inc. Class A	70,408	1,196
* Franklin Bank Corp.	63,906	1,142
Baldwin&Lyons, Inc. Class B	44,548	1,134
^ Novastar Financial, Inc. REIT	209,687	1,048
^ HomeBanc Corp. REIT	291,374	1,017
Clifton Savings Bancorp, Inc.	79,019	943
* Primus Guaranty, Ltd.	76,455	940
*^Doral Financial Corp.	550,613	903
Nelnet, Inc.	37,205	892
Fieldstone Investment Corp. REIT	279,166	857
Scottish Re Group Ltd.	187,614	754
NetBank, Inc.	274,407	606
* First Acceptance Corp.	49,365	517
* Wauwatosa Holdings, Inc.	24,512	428
* United PanAm Financial Corp.	31,346	392
Crawford&Co. Class B	58,226	338
Urstadt Biddle Properties REIT	16,975	308
Charter Financial Corp.	5,445	261
* Encore Capital Group, Inc.	25,600	254
Mills Corp. REIT	2,466	62
^ New Century Financial Corp. REIT	364	-

		1,949,637

Health Care (3.1%)
PerkinElmer, Inc.	736,744	17,844
* LifePoint Hospitals, Inc.	310,212	11,856
STERIS Corp.	387,186	10,284
* AMERIGROUP Corp.	312,975	9,514
West Pharmaceutical Services, Inc.	195,667	9,085
Owens&Minor, Inc. Holding Co.	241,490	8,870
*^Advanced Medical Optics, Inc.	231,163	8,599
Perrigo Co.	471,744	8,331
* Viasys Healthcare Inc.	196,077	6,665
* Kindred Healthcare, Inc.	191,664	6,283
Alpharma, Inc. Class A	256,475	6,176
* Varian, Inc.	92,378	5,382
Analogic Corp.	83,800	5,269
* CONMED Corp.	167,889	4,907
* Bio-Rad Laboratories, Inc. Class A	54,973	3,839
* Cross Country Healthcare, Inc.	183,579	3,347
*^Dendreon Corp.	243,576	3,149
* Myriad Genetics, Inc.	90,329	3,113
* Alexion Pharmaceuticals, Inc.	71,717	3,101
Invacare Corp.	175,544	3,061
Datascope Corp.	77,388	2,801
Landauer, Inc.	54,679	2,760
* Pharmanet Development Group, Inc.	104,671	2,721
* Genesis Healthcare Corp.	41,033	2,590
Cambrex Corp.	104,258	2,565
Option Care, Inc.	185,535	2,468
* Arena Pharmaceuticals, Inc.	159,242	1,729
Vital Signs, Inc.	30,917	1,607
* Isis Pharmaceuticals, Inc.	151,866	1,408
* Symbion, Inc.	71,627	1,405
* Odyssey Healthcare, Inc.	102,962	1,352
* Albany Molecular Research, Inc.	136,184	1,341
* Enzo Biochem, Inc.	82,056	1,237
*^MannKind Corp.	80,229	1,147
* Zymogenetics, Inc.	70,911	1,103
* Progenics Pharmaceuticals, Inc.	45,959	1,088
* Northstar Neuroscience, Inc.	76,370	978
* Geron Corp.	138,410	969
* Nabi Biopharmaceuticals	181,865	966
* Merge Technologies, Inc.	176,281	858
* Rigel Pharmaceuticals, Inc.	50,752	551

		172,319

Industrials (15.0%)
Harsco Corp.	504,745	22,643
* AGCO Corp.	547,735	20,250
Ryder System, Inc.	363,750	17,947
* Avis Budget Group, Inc.	606,111	16,559
Laidlaw International Inc.	475,704	16,459
Carlisle Co., Inc.	370,569	15,909
Kennametal, Inc.	232,049	15,689
* Shaw Group, Inc.	482,264	15,080
Adesa, Inc.	540,421	14,932
GATX Corp.	308,099	14,727
Teleflex Inc.	210,250	14,312
Acuity Brands, Inc.	261,169	14,218
Belden CDT Inc.	264,745	14,188
Con-way, Inc.	282,801	14,095
* YRC Worldwide, Inc.	342,193	13,763
The Timken Co.	451,029	13,671
* URS Corp.	311,054	13,248
Lincoln Electric Holdings, Inc.	217,631	12,962
DRS Technologies, Inc.	241,712	12,610
Lennox International Inc.	346,707	12,377
Alexander&Baldwin, Inc.	243,699	12,292
* United Rentals, Inc.	437,419	12,029
The Brink's Co.	189,363	12,015
Crane Co.	293,410	11,860
IKON Office Solutions, Inc.	778,063	11,181
Granite Construction Co.	200,914	11,103
* United Stationers, Inc.	181,350	10,866
* Quanta Services, Inc.	412,374	10,400
Deluxe Corp.	309,294	10,371
* PHH Corp.	320,269	9,787
Skywest, Inc.	363,893	9,763
Baldor Electric Co.	243,208	9,179
Briggs&Stratton Corp.	296,756	9,155
Curtiss-Wright Corp.	237,411	9,150
* Moog Inc.	217,562	9,061
Brady Corp. Class A	286,723	8,946
Macquarie Infrastructure Co. Trust	214,287	8,421
* Swift Transportation Co., Inc.	269,456	8,396
Regal-Beloit Corp.	175,818	8,154
Nordson Corp.	171,788	7,981
UAP Holding Corp.	305,666	7,901
John H. Harland Co.	153,314	7,854
* Washington Group International, Inc.	116,147	7,714
Woodward Governor Co.	184,021	7,576
* Dollar Thrifty Automotive Group, Inc.	143,347	7,316
Steelcase Inc.	351,773	6,997
Flowserve Corp.	122,191	6,988
Watts Water Technologies, Inc.	182,288	6,932
Mueller Water Products, Inc.	515,640	6,904
* Continental Airlines, Inc. Class B	189,263	6,887
Mueller Industries Inc.	222,368	6,693
ABM Industries Inc.	250,015	6,598
Walter Industries, Inc.	261,331	6,468
* Esterline Technologies Corp.	152,957	6,282
Watson Wyatt&Co. Holdings	126,785	6,168
* Alaska Air Group, Inc.	156,172	5,950
Werner Enterprises, Inc.	319,193	5,800
Applied Industrial Technology, Inc.	234,611	5,755
Albany International Corp.	155,537	5,590
* Consolidated Graphics, Inc.	73,078	5,411
Barnes Group, Inc.	235,150	5,411
Triumph Group, Inc.	97,181	5,378
Arkansas Best Corp.	142,461	5,064
Universal Forest Products, Inc.	101,720	5,040
CLARCOR Inc.	154,386	4,909
Eagle Bulk Shipping Inc.	248,108	4,811
* School Specialty, Inc.	133,031	4,804
Viad Corp.	123,168	4,754
NACCO Industries, Inc. Class A	33,817	4,647
A.O. Smith Corp.	121,046	4,626
^ Simpson Manufacturing Co.	149,872	4,622
* EnPro Industries, Inc.	127,209	4,586
G&K Services, Inc. Class A	122,257	4,435
Federal Signal Corp.	285,759	4,435
* Republic Airways Holdings Inc.	191,718	4,402
* FTI Consulting, Inc.	124,914	4,196
McGrath RentCorp	127,452	4,036
* EMCOR Group, Inc.	66,513	3,923
Ennis, Inc.	145,885	3,904
Kelly Services, Inc. Class A	117,547	3,785
* Sequa Corp. Class A	31,338	3,753
* Griffon Corp.	151,442	3,748
Tredegar Corp.	162,748	3,709
* NCI Building Systems, Inc.	77,495	3,700
Watsco, Inc.	72,276	3,691
Cascade Corp.	60,407	3,613
* GrafTech International Ltd.	394,476	3,582
* Infrasource Services Inc.	113,937	3,478
Apogee Enterprises, Inc.	169,830	3,403
Genco Shipping and Trading Ltd.	106,517	3,385
Ameron International Corp.	50,646	3,336
CIRCOR International, Inc.	91,275	3,259
* Interline Brands, Inc.	144,902	3,176
Kaman Corp. Class A	129,956	3,029
Tennant Co.	95,319	3,002
Robbins&Myers, Inc.	80,396	2,998
* Spherion Corp.	338,835	2,989
Wabash National Corp.	186,813	2,881
Bowne&Co., Inc.	177,503	2,792
Knoll, Inc.	116,944	2,787
EDO Corp.	101,058	2,648
* EnerSys	140,388	2,412
* ABX Air, Inc.	349,104	2,391
Mueller Water Products, Inc. Class A	172,355	2,380
TAL International Group, Inc.	98,838	2,372
* Atlas Air Worldwide Holdings, Inc.	44,936	2,369
* Commercial Vehicle Group Inc.	114,457	2,358
* CBIZ Inc.	329,577	2,340
* Tetra Tech, Inc.	120,586	2,298
CDI Corp.	78,027	2,257
* Insituform Technologies Inc. Class A	106,164	2,207
Central Parking Corp.	96,306	2,136
Cubic Corp.	95,896	2,075
* Volt Information Sciences Inc.	77,098	2,019
Bluelinx Holdings Inc.	176,686	1,855
Horizon Lines Inc.	56,466	1,853
Standex International Corp.	63,167	1,801
* ExpressJet Holdings, Inc.	276,351	1,614
Schawk, Inc.	79,147	1,433
*^Frontier Airlines Holdings, Inc.	220,421	1,325
HEICO Corp.	36,019	1,314
Lawson Products, Inc.	33,053	1,252
*^FuelCell Energy, Inc.	142,104	1,117
* Amerco, Inc.	15,501	1,085
* Sirva Inc.	284,842	1,017
HEICO Corp. Class A	31,599	991
* PGT, Inc.	72,873	874
* Tecumseh Products Co. Class A	86,756	874
* Builders FirstSource, Inc.	46,904	754
The Standard Register Co.	57,478	727
* Rush Enterprises, Inc. Class A	35,158	675
* Rush Enterprises, Inc. Class B	19,878	360
* Tecumseh Products Co. Class B	8,364	84

		850,879

Information Technology (9.2%)
* Avnet, Inc.	793,228	28,667
* Convergys Corp.	827,761	21,033
* Integrated Device Technology Inc.	1,193,495	18,404
* Synopsys, Inc.	549,401	14,411
* Vishay Intertechnology, Inc.	1,019,134	14,247
Tektronix, Inc.	494,213	13,917
* Anixter International Inc.	200,567	13,225
* Fairchild Semiconductor International, Inc.	736,593	12,316
* Tech Data Corp.	329,302	11,792
* ADC Telecommunications, Inc.	704,332	11,791
* Sanmina-SCI Corp.	3,192,590	11,557
* Unisys Corp.	1,342,032	11,313
* Brocade Communications Systems, Inc.	1,184,107	11,273
* Andrew Corp.	959,201	10,158
* Emulex Corp.	517,496	9,465
* Arris Group Inc.	647,714	9,120
* Benchmark Electronics, Inc.	431,644	8,918
* MPS Group, Inc.	615,602	8,711
Imation Corp.	208,909	8,436
* BearingPoint, Inc.	1,089,723	8,347
* BISYS Group, Inc.	723,463	8,291
* Electronics for Imaging, Inc.	341,271	8,003
* Brooks Automation, Inc.	430,110	7,376
* Sybase, Inc.	273,093	6,904
* Entegris Inc.	634,682	6,791
* Applied Micro Circuits Corp.	1,774,875	6,478
* Paxar Corp.	222,534	6,387
* Parametric Technology Corp.	334,049	6,377
* Lawson Software, Inc.	788,210	6,377
Technitrol, Inc.	231,853	6,072
* CMGI Inc.	2,632,709	5,581
* Checkpoint Systems, Inc.	235,832	5,580
United Online, Inc.	392,247	5,503
* Novell, Inc.	712,861	5,147
*^Palm, Inc.	279,952	5,076
* Zoran Corp.	293,295	4,992
* Ciena Corp.	177,347	4,957
*^Conexant Systems, Inc.	2,901,722	4,788
* Axcelis Technologies, Inc.	608,846	4,652
* ON Semiconductor Corp.	513,947	4,584
* CSG Systems International, Inc.	176,018	4,404
* Sycamore Networks, Inc.	1,169,027	4,372
* Ariba, Inc.	452,870	4,257
* Interwoven Inc.	248,874	4,206
Agilysys, Inc.	184,246	4,140
* TriQuint Semiconductor, Inc.	826,546	4,133
* Mentor Graphics Corp.	249,217	4,072
* KEMET Corp.	523,560	4,005
* Loral Space and Communications Ltd.	77,954	3,966
* Progress Software Corp.	123,057	3,839
Black Box Corp.	105,009	3,837
* Powerwave Technologies, Inc.	662,471	3,769
* Photronics Inc.	237,415	3,692
* MKS Instruments, Inc.	142,892	3,647
* Standard Microsystem Corp.	119,382	3,646
* Hutchinson Technology, Inc.	154,031	3,597
* Electro Scientific Industries, Inc.	174,358	3,355
* Vignette Corp.	180,425	3,350
Methode Electronics, Inc. Class A	223,457	3,300
* 3Com Corp.	835,043	3,265
* Dycom Industries, Inc.	121,629	3,170
* Quantum Corp.	1,161,829	3,137
Park Electrochemical Corp.	114,791	3,113
* Spansion Inc. Class A	251,326	3,064
* SafeNet, Inc.	101,009	2,859
Inter-Tel, Inc.	120,064	2,838
CTS Corp.	203,571	2,813
* Mastec Inc.	253,735	2,794
* Littelfuse, Inc.	67,126	2,725
* Ciber, Inc.	333,266	2,623
MAXIMUS, Inc.	75,506	2,603
* Actel Corp.	156,161	2,580
* Rudolph Technologies, Inc.	147,410	2,571
* Keane, Inc.	182,849	2,483
* Secure Computing Corp.	309,218	2,381
* Genesis Microchip Inc.	219,222	2,037
* Komag, Inc.	61,814	2,023
* Mercury Computer Systems, Inc.	133,261	1,848
* Cirrus Logic, Inc.	235,642	1,805
* SYNNEX Corp.	81,479	1,731
* Credence Systems Corp.	511,958	1,695
* JDA Software Group, Inc.	108,681	1,633
* Veeco Instruments, Inc.	83,398	1,626
* Gateway, Inc.	668,792	1,465
* Extreme Networks, Inc.	340,592	1,441
* Newport Corp.	82,212	1,346
* Silicon Storage Technology, Inc.	196,670	970
* Adaptec, Inc.	244,813	947
* Forrester Research, Inc.	31,218	885
* Borland Software Corp.	165,141	870
Cohu, Inc.	45,350	853
Bel Fuse, Inc. Class B	21,811	844
* EPIQ Systems, Inc.	40,947	835
* Asyst Technologies, Inc.	101,408	713
* IXYS Corp.	56,888	582
^ Renaissance Learning, Inc.	18,320	241
Bel Fuse, Inc. Class A	4,647	176

		522,189

Materials (8.2%)
Celanese Corp. Series A	810,208	24,987
Lubrizol Corp.	413,250	21,295
Commercial Metals Co.	674,924	21,159
Albemarle Corp.	484,911	20,046
Carpenter Technology Corp.	145,825	17,610
Reliance Steel&Aluminum Co.	361,952	17,518
RPM International, Inc.	714,956	16,515
FMC Corp.	218,830	16,506
Valspar Corp.	578,766	16,107
Cytec Industries, Inc.	272,724	15,338
Steel Dynamics, Inc.	354,513	15,315
AptarGroup Inc.	206,830	13,843
Louisiana-Pacific Corp.	626,258	12,563
Packaging Corp. of America	501,064	12,226
Texas Industries, Inc.	143,643	10,849
CF Industries Holdings, Inc.	264,921	10,213
H.B. Fuller Co.	358,363	9,773
Quanex Corp.	221,956	9,400
^ Worthington Industries, Inc.	425,969	8,766
Bowater Inc.	335,955	8,002
Cleveland-Cliffs Inc.	123,714	7,919
* OM Group, Inc.	176,290	7,877
Olin Corp.	438,118	7,422
Minerals Technologies, Inc.	115,004	7,149
Metal Management, Inc.	149,605	6,912
Sensient Technologies Corp.	264,581	6,821
Rock-Tenn Co.	203,998	6,773
Compass Minerals International, Inc.	192,769	6,438
* Century Aluminum Co.	136,434	6,396
Ryerson Tull, Inc.	157,392	6,236
* RTI International Metals, Inc.	68,397	6,225
Airgas, Inc.	147,491	6,217
Spartech Corp.	191,988	5,633
Ferro Corp.	256,855	5,551
Schnitzer Steel Industries, Inc. Class A	136,514	5,484
* AK Steel Holding Corp.	231,859	5,423
Silgan Holdings, Inc.	94,661	4,838
Arch Chemicals, Inc.	144,969	4,526
* Rockwood Holdings, Inc.	154,795	4,285
AMCOL International Corp.	134,866	3,999
Wausau Paper Corp.	273,845	3,932
Glatfelter	241,450	3,600
Neenah Paper Inc.	88,858	3,531
Gibraltar Industries Inc.	151,935	3,437
A. Schulman Inc.	144,425	3,403
* PolyOne Corp.	527,519	3,218
Westlake Chemical Corp.	117,381	3,187
Georgia Gulf Corp.	194,933	3,160
* Buckeye Technology, Inc.	203,858	2,646
Koppers Holdings, Inc.	99,252	2,547
Schweitzer-Mauduit International, Inc.	87,974	2,186
* Apex Silver Mines Ltd.	166,459	2,149
Tronox Inc. Class B	133,380	1,865
Chesapeake Corp. of Virginia	113,101	1,708
Tronox Inc.	109,683	1,579
* Caraustar Industries, Inc.	173,609	1,090
Myers Industries, Inc.	54,656	1,021
NL Industries, Inc.	57,178	623

		465,037

Telecommunication Services (0.5%)
* Premiere Global Services, Inc.	398,797	4,475
FairPoint Communications, Inc.	210,401	4,042
* Cincinnati Bell Inc.	740,580	3,481
USA Mobility, Inc.	155,784	3,105
Iowa Telecommunications Services Inc.	133,400	2,668
Consolidated Communications Holdings, Inc.	125,019	2,487
Surewest Communications	86,995	2,164
North Pittsburgh Systems, Inc.	80,915	1,762
IDT Corp. Class B	100,213	1,137
IDT Corp.	28,297	319

		25,640

Utilities (9.2%)
Northeast Utilities	925,471	30,328
CMS Energy Corp.	1,336,451	23,789
* Sierra Pacific Resources	1,323,642	23,005
* Dynegy, Inc.	2,410,420	22,320
OGE Energy Corp.	547,414	21,240
Energen Corp.	412,979	21,017
National Fuel Gas Co.	475,977	20,591
AGL Resources Inc.	466,764	19,940
Southern Union Co.	609,066	18,510
Puget Energy, Inc.	697,448	17,910
UGI Corp. Holding Co.	631,568	16,869
Atmos Energy Corp.	524,039	16,392
Great Plains Energy, Inc.	482,388	15,653
PNM Resources Inc.	454,647	14,685
Westar Energy, Inc.	523,204	14,399
Vectren Corp.	456,637	13,060
Nicor Inc.	268,405	12,996
Hawaiian Electric Industries Inc.	488,669	12,701
^ Piedmont Natural Gas, Inc.	451,478	11,910
^ Aqua America, Inc.	514,597	11,553
Southwest Gas Corp.	248,405	9,656
* Aquila, Inc.	2,250,001	9,405
Duquesne Light Holdings, Inc.	473,655	9,374
WGL Holdings Inc.	292,145	9,343
Cleco Corp.	345,496	8,924
IDACORP, Inc.	257,907	8,728
New Jersey Resources Corp.	166,220	8,319
UniSource Energy Corp.	210,996	7,923
NorthWestern Corp.	214,054	7,584
Avista Corp.	311,913	7,558
Northwest Natural Gas Co.	165,070	7,539
* El Paso Electric Co.	280,366	7,388
Black Hills Corp.	200,015	7,355
ALLETE, Inc.	155,060	7,229
South Jersey Industries, Inc.	175,358	6,672
Otter Tail Corp.	167,650	5,740
Portland General Electric Co.	168,362	4,916
UIL Holdings Corp.	140,335	4,870
CH Energy Group, Inc.	94,703	4,611
California Water Service Group	117,824	4,515
Empire District Electric Co.	181,239	4,495
MGE Energy, Inc.	124,212	4,405
The Laclede Group, Inc.	121,917	3,789
American States Water Co.	102,144	3,766

		522,972

Total Common Stocks
(Cost $4,647,646)		5,625,211

Temporary Cash Investments (3.0%)

Money Market Fund (3.0%)
[1] Vanguard Market Liquidity Fund, 5.288%	170,594,634	170,595

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[2] Federal National Mortgage Assn
[3] 5.215%, 4/9/07	2,000	1,998

Total Temporary Cash Investments
(Cost $172,593)		172,593

Total Investments (102.3%)
(Cost $4,820,239)		5,797,804

Other Assets and Liabilities—Net (-2.3%)		(134,259)

Net Assets (100%)		5,663,545

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $4,820,239,000. Net unrealized appreciation of investment securities for tax purposes was $977,565,000, consisting of unrealized gains of $1,138,316,000 on securities that had risen in value since their purchase and $160,751,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	46	18,584	292
E-mini Russell 2000 Index	220	17,776	292

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Growth Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (17.9%)
* The Goodyear Tire&Rubber Co.	567,769	17,709
* GameStop Corp. Class A	490,015	15,960
* ITT Educational Services, Inc.	147,075	11,985
* O'Reilly Automotive, Inc.	343,488	11,369
* Penn National Gaming, Inc.	256,653	10,887
* Laureate Education Inc.	173,625	10,239
Sotheby's	195,072	8,677
* Jarden Corp.	215,958	8,271
* Jack in the Box Inc.	119,576	8,266
* Scientific Games Corp.	244,340	8,022
* Big Lots Inc.	251,630	7,871
* Dick's Sporting Goods, Inc.	134,993	7,865
* Gaylord Entertainment Co.	144,764	7,654
* Aeropostale, Inc.	187,817	7,556
* The Cheesecake Factory Inc.	266,930	7,114
^ Polaris Industries, Inc.	138,886	6,664
* Priceline.com, Inc.	123,386	6,572
Applebee's International, Inc.	263,709	6,535
^ Pool Corp.	180,193	6,451
* Panera Bread Co.	107,456	6,346
DeVry, Inc.	214,122	6,284
* Marvel Entertainment, Inc.	226,116	6,275
*^Tractor Supply Co.	121,718	6,268
Strayer Education, Inc.	48,490	6,061
* Pinnacle Entertainment, Inc.	206,729	6,010
Ruby Tuesday, Inc.	208,211	5,955
* Under Armour, Inc.	110,089	5,648
* Charming Shoppes, Inc.	435,648	5,642
*^Nutri/System Inc.	107,226	5,620
Saks Inc.	268,945	5,605
* Sonic Corp.	246,819	5,499
* J. Crew Group, Inc.	134,352	5,397
* Life Time Fitness, Inc.	103,264	5,309
Guess ?, Inc.	129,870	5,258
* Pacific Sunwear of California, Inc.	246,328	5,131
Thor Industries, Inc.	128,754	5,072
John Wiley&Sons Class A	133,474	5,040
* Hanesbrands Inc.	171,283	5,034
* CEC Entertainment Inc.	118,262	4,913
Arbitron Inc.	104,590	4,911
Harte-Hanks, Inc.	177,652	4,901
* Vail Resorts Inc.	89,559	4,866
* Guitar Center, Inc.	104,259	4,704
Matthews International Corp.	113,390	4,615
Choice Hotels International, Inc.	129,770	4,598
* The Children's Place Retail Stores, Inc.	81,934	4,569
* The Gymboree Corp.	113,466	4,547
* Fossil, Inc.	167,788	4,441
* Live Nation	197,757	4,363
*^Netflix.com, Inc.	182,625	4,235
* Corinthian Colleges, Inc.	306,608	4,216
* Tween Brands, Inc.	116,564	4,164
Burger King Holdings Inc.	192,130	4,150
CKE Restaurants Inc.	218,288	4,117
* Tenneco Automotive, Inc.	161,676	4,116
Brown Shoe Co., Inc.	96,707	4,062
* Charter Communications, Inc.	1,440,017	4,018
* VistaPrint Ltd.	104,394	3,998
* Coldwater Creek Inc.	197,120	3,998
* Carter's, Inc.	156,952	3,977
* Visteon Corp.	456,869	3,902
Aaron Rents, Inc.	145,970	3,859
* WMS Industries, Inc.	97,461	3,824
* Gemstar-TV Guide International, Inc.	908,278	3,806
*^P.F. Chang's China Bistro, Inc.	89,922	3,766
* LKQ Corp.	170,419	3,725
Triarc Cos., Inc. Class B	212,661	3,656
* Rare Hospitality International Inc.	121,042	3,642
*^Crocs, Inc.	76,249	3,603
* Iconix Brand Group Inc.	174,915	3,568
Winnebago Industries, Inc.	106,058	3,567
* Bright Horizons Family Solutions, Inc.	93,171	3,517
* The Dress Barn, Inc.	164,732	3,428
* Genesco, Inc.	81,068	3,367
*^Select Comfort Corp.	187,083	3,330
Interactive Data Corp.	132,460	3,278
* Hibbett Sports Inc.	113,863	3,255
Catalina Marketing Corp.	102,371	3,233
Columbia Sportswear Co.	50,967	3,176
* The Warnaco Group, Inc.	106,096	3,013
Tempur-Pedic International Inc.	114,898	2,986
*^Chipotle Mexican Grill, Inc.	48,032	2,983
* Valassis Communications, Inc.	169,867	2,920
* Coinstar, Inc.	88,503	2,770
* Deckers Outdoor Corp.	37,892	2,691
Christopher&Banks Corp.	135,314	2,635
* Bally Technologies Inc.	109,907	2,592
* Steiner Leisure Ltd.	56,856	2,557
* 99 Cents Only Stores	173,353	2,553
Jackson Hewitt Tax Service Inc.	78,707	2,533
K-Swiss, Inc.	92,925	2,511
* Papa John's International, Inc.	85,367	2,510
The Pep Boys (Manny, Moe&Jack)	130,710	2,495
* Texas Roadhouse, Inc.	171,586	2,445
* Champion Enterprises, Inc.	271,700	2,391
* Timberland Co.	90,091	2,345
* Charlotte Russe Holding Inc.	79,621	2,299
* Jos. A. Bank Clothiers, Inc.	64,204	2,270
Sealy Corp.	129,470	2,263
*^Shuffle Master, Inc.	123,949	2,262
* RCN Corp.	86,177	2,202
* Zumiez Inc.	54,087	2,170
CBRL Group, Inc.	46,146	2,137
* California Pizza Kitchen, Inc.	64,692	2,128
* Retail Ventures, Inc.	100,438	2,114
* AFC Enterprises, Inc.	104,434	2,094
*^Blue Nile Inc.	51,293	2,086
Steven Madden, Ltd.	71,061	2,075
* TiVo Inc.	326,346	2,072
* DSW Inc. Class A	49,059	2,071
* Red Robin Gourmet Burgers, Inc.	53,139	2,063
* Skechers U.S.A., Inc.	60,688	2,037
*^Krispy Kreme Doughnuts, Inc.	197,507	2,013
Fred's, Inc.	135,150	1,987
* Keystone Automotive Industries, Inc.	57,937	1,952
* Entravision Communications Corp.	205,062	1,915
* Morningstar, Inc.	37,053	1,913
* INVESTools Inc.	136,498	1,897
Domino's Pizza, Inc.	58,336	1,894
Big 5 Sporting Goods Corp.	72,350	1,875
* Universal Technical Institute Inc.	80,297	1,853
Ambassadors Group, Inc.	55,347	1,840
* Fleetwood Enterprises, Inc.	227,196	1,797
*^Pre-Paid Legal Services, Inc.	35,310	1,769
* RC2 Corp.	43,486	1,756
* Morgans Hotel Group	83,158	1,747
* Hot Topic, Inc.	157,265	1,746
bebe stores, inc	99,113	1,723
* Mediacom Communications Corp.	206,204	1,679
* Drew Industries, Inc.	57,472	1,648
* GSI Commerce, Inc.	72,800	1,645
* Steak n Shake Co.	95,206	1,597
* Vertrue Inc.	32,629	1,570
Martha Stewart Living Omnimedia, Inc.	90,212	1,535
Monro Muffler Brake, Inc.	43,187	1,516
*^Build-A-Bear-Workshop, Inc.	54,644	1,501
* Denny's Corp.	295,573	1,448
Bon-Ton Stores, Inc.	25,099	1,412
*^Trump Entertainment Resorts, Inc.	77,048	1,392
^ Brookfield Homes Corp.	42,518	1,365
*^Avatar Holding, Inc.	19,052	1,361
* Volcom, Inc.	38,816	1,334
* ValueVision Media, Inc.	107,344	1,327
* Peet's Coffee&Tea Inc.	47,842	1,321
* Smith&Wesson Holding Corp.	99,417	1,301
* CKX, Inc.	115,021	1,277
* New York&Co., Inc.	79,960	1,263
* Ruth's Chris Steak House	61,857	1,259
* Great Wolf Resorts, Inc.	92,060	1,218
*^Citi Trends Inc.	26,701	1,141
* Harris Interactive Inc.	188,796	1,138
Warner Music Group Corp.	65,959	1,125
* BJ's Restaurants Inc.	52,979	1,119
* MTR Gaming Group Inc.	82,996	1,086
* PRIMEDIA Inc.	375,233	998
* Lin TV Corp.	62,749	998
* Stamps.com Inc.	68,911	990
* West Marine, Inc.	53,433	973
^ Emmis Communications, Inc.	115,173	972
* Monarch Casino&Resort, Inc.	33,904	882
*^Overstock.com, Inc.	49,012	814
* Town Sports International Holdings, Inc.	37,083	808
*^True Religion Apparel, Inc.	49,265	800
* Playboy Enterprises, Inc. Class B	75,730	779
*^Six Flags, Inc.	116,822	702
* Leapfrog Enterprises, Inc.	59,742	639
* Isle of Capri Casinos, Inc.	24,448	626
* 1-800-FLOWERS.COM, Inc.	80,263	624
Dover Downs Gaming&Entertainment, Inc.	48,187	621
* A.C. Moore Arts&Crafts, Inc.	28,413	606
*^Conn's, Inc.	21,222	525
Marine Products Corp.	53,732	514
Salem Communications Corp.	39,145	489
*^iRobot Corp.	33,944	444
* Directed Electronics Inc.	48,993	439
Triarc Cos., Inc. Class A	14,275	267
* Educate, Inc.	34,613	265
* Magna Entertainment Corp. Class A	51,349	187

		607,592

Consumer Staples (3.5%)
Church&Dwight, Inc.	231,929	11,678
* Rite Aid Corp.	1,891,845	10,916
* NBTY, Inc.	203,140	10,775
* Hansen Natural Corp.	223,841	8,479
Alberto-Culver Co.	281,862	6,449
Flowers Foods, Inc.	194,386	5,865
* Herbalife Ltd.	139,411	5,463
Delta&Pine Land Co.	129,528	5,337
* United Natural Foods, Inc.	143,060	4,383
Casey's General Stores, Inc.	161,151	4,030
* The Pantry, Inc.	76,568	3,462
Nu Skin Enterprises, Inc.	205,323	3,392
* Central European Distribution Corp.	115,529	3,363
Pilgrim's Pride Corp.	100,032	3,320
* Chattem, Inc.	56,161	3,310
* Ralcorp Holdings, Inc.	47,473	3,052
Seaboard Corp.	1,347	3,044
The Andersons, Inc.	53,244	2,364
* Central Garden&Pet Co. Class A	160,450	2,359
* Wild Oats Markets Inc.	99,833	1,817
* Playtex Products, Inc.	131,645	1,786
*^USANA Health Sciences, Inc.	37,894	1,776
Tootsie Roll Industries, Inc.	38,814	1,163
* Central Garden&Pet Co.	77,860	1,150
* Boston Beer Co., Inc. Class A	33,598	1,120
* Smart&Final Inc.	50,874	1,108
The Great Atlantic&Pacific Tea Co., Inc.	33,192	1,101
* Pathmark Stores, Inc.	78,313	1,002
* Alliance One International, Inc.	108,486	1,001
^ Mannatech, Inc.	56,387	906
Sanderson Farms, Inc.	22,345	828
Coca-Cola Bottling Co.	14,129	800
* Revlon, Inc. Class A	495,176	520

		117,119

Energy (9.6%)
Range Resources Corp.	468,168	15,637
* Denbury Resources, Inc.	426,640	12,710
Frontier Oil Corp.	372,596	12,162
* Helix Energy Solutions Group, Inc.	315,270	11,756
Helmerich&Payne, Inc.	374,040	11,348
* Superior Energy Services, Inc.	302,232	10,418
Holly Corp.	169,676	10,062
* Dresser Rand Group, Inc.	273,487	8,330
* Todco Class A	205,195	8,275
* Oceaneering International, Inc.	192,668	8,115
* Core Laboratories N.V	89,149	7,473
St. Mary Land&Exploration Co.	195,228	7,161
Massey Energy Co.	285,648	6,853
* Hydrill Co.	68,428	6,586
* TETRA Technologies, Inc.	255,631	6,317
* Quicksilver Resources, Inc.	151,672	6,032
* Atwood Oceanics, Inc.	99,327	5,830
* Global Industries Ltd.	309,182	5,655
Foundation Coal Holdings, Inc.	161,378	5,542
* Unit Corp.	101,633	5,142
* W-H Energy Services, Inc.	107,127	5,007
Penn Virginia Corp.	66,480	4,880
World Fuel Services Corp.	100,870	4,666
*^Delta Petroleum Corp.	199,633	4,584
* Hanover Compressor Co.	202,954	4,516
* Grey Wolf, Inc.	666,390	4,465
* Plains Exploration&Production Co.	95,392	4,306
Berry Petroleum Class A	134,403	4,121
Cabot Oil&Gas Corp.	59,682	4,018
Tidewater Inc.	67,913	3,978
* Giant Industries, Inc.	52,055	3,938
*^Cheniere Energy, Inc.	120,994	3,769
* Petrohawk Energy Corp.	269,192	3,545
* Input/Output, Inc.	255,352	3,519
* Atlas America, Inc.	61,723	3,487
* Bill Barrett Corp.	101,782	3,299
* Lone Star Technologies, Inc.	49,606	3,275
CARBO Ceramics Inc.	69,315	3,227
* EXCO Resources, Inc.	192,268	3,188
* Dril-Quip, Inc.	70,695	3,060
* Complete Production Services, Inc.	150,641	2,999
* Parallel Petroleum Corp.	126,507	2,903
* Carrizo Oil&Gas, Inc.	82,988	2,901
* Alpha Natural Resources, Inc.	184,705	2,887
Crosstex Energy, Inc.	97,910	2,815
* Petroleum Development Corp.	52,532	2,814
Lufkin Industries, Inc.	48,984	2,752
*^ATP Oil&Gas Corp.	69,660	2,619
*^Hercules Offshore, Inc.	96,588	2,536
* Encore Acquisition Co.	103,897	2,513
* Arena Resources, Inc.	49,515	2,482
* International Coal Group, Inc.	462,426	2,428
* Energy Partners, Ltd.	131,421	2,385
* Warren Resources Inc.	173,027	2,255
OMI Corp.	78,630	2,112
* Hornbeck Offshore Services, Inc.	73,491	2,106
* Comstock Resources, Inc.	76,710	2,100
* Aventine Renewable Energy Holdings, Inc.	111,745	2,036
W&T Offshore, Inc.	70,198	2,031
RPC Inc.	121,005	2,016
*^Pacific Ethanol, Inc.	114,742	1,954
*^Willbros Group, Inc.	86,308	1,945
* Oil States International, Inc.	58,489	1,877
* PetroQuest Energy, Inc.	152,992	1,788
* NATCO Group Inc.	52,254	1,783
*^Evergreen Energy, Inc.	261,742	1,720
* Goodrich Petroleum Corp.	49,186	1,654
Alon USA Energy, Inc.	41,576	1,505
*^Rentech, Inc.	477,337	1,499
* Basic Energy Services Inc.	61,093	1,423
* Superior Well Services, Inc.	56,382	1,288
* Parker Drilling Co.	135,127	1,269
* Pioneer Drilling Co.	88,033	1,117
*^McMoRan Exploration Co.	80,520	1,104
*^VeraSun Energy Corp.	53,447	1,062
* Bois d'Arc Energy, Inc.	70,959	939
Delek US Holdings, Inc.	45,175	864
*^GeoGlobal Resources Inc.	93,933	574
* Bronco Drilling Co., Inc.	24,457	405
*^SulphCo, Inc.	99,386	340

		326,052

Financials (5.7%)
Jones Lang LaSalle Inc.	129,797	13,535
* Affiliated Managers Group, Inc.	107,315	11,628
* Philadelphia Consolidated Holding Corp.	212,917	9,366
East West Bancorp, Inc.	196,038	7,208
UCBH Holdings, Inc.	353,488	6,582
International Securities Exchange, Inc.	129,700	6,329
HCC Insurance Holdings, Inc.	197,491	6,083
* Investment Technology Group, Inc.	154,951	6,074
* SVB Financial Group	122,010	5,928
Hilb, Rogal and Hamilton Co.	115,765	5,678
Equity Lifestyle Properties, Inc. REIT	80,415	4,343
Cash America International Inc.	105,337	4,319
United Community Banks, Inc.	121,535	3,985
Wintrust Financial Corp.	86,012	3,837
Taubman Co. REIT	65,871	3,820
* GFI Group Inc.	55,965	3,804
Jefferies Group, Inc.	125,678	3,638
Essex Property Trust, Inc. REIT	27,630	3,578
Sterling Financial Corp.	111,698	3,484
optionsXpress Holdings Inc.	144,041	3,391
Corporate Office Properties Trust, Inc. REIT	72,290	3,302
Boston Private Financial Holdings, Inc.	116,689	3,258
* Signature Bank	99,400	3,234
^ Greenhill&Co., Inc.	50,922	3,126
* Move, Inc.	514,363	2,850
PS Business Parks, Inc. REIT	37,032	2,611
Digital Realty Trust, Inc. REIT	60,683	2,421
*^Portfolio Recovery Associates, Inc.	53,771	2,401
PrivateBancorp, Inc.	64,792	2,369
Cohen&Steers, Inc.	54,803	2,361
Tower Group, Inc.	72,645	2,341
* World Acceptance Corp.	56,106	2,241
* Dollar Financial Corp.	84,730	2,144
* First Cash Financial Services, Inc.	95,244	2,122
National Financial Partners Corp.	43,975	2,063
* Knight Capital Group, Inc. Class A	124,031	1,965
^ Cascade Bancorp	75,536	1,959
Calamos Asset Management, Inc.	82,137	1,833
* EZCORP, Inc.	117,710	1,734
* Ocwen Financial Corp.	134,560	1,732
* Texas Capital Bancshares, Inc.	83,387	1,709
* Tejon Ranch Co.	35,719	1,689
* MarketAxess Holdings, Inc.	93,075	1,558
* Western Alliance Bancorp	47,989	1,490
* Investors Bancorp, Inc.	103,123	1,489
Nara Bancorp, Inc.	83,373	1,460
* Penson Worldwide, Inc.	44,284	1,337
Bank of the Ozarks, Inc.	44,556	1,280
CoBiz Inc.	63,007	1,254
S.Y. Bancorp, Inc.	43,677	1,086
* Virginia Commerce Bancorp, Inc.	49,701	1,076
* Tradestation Group Inc.	79,332	999
Nelnet, Inc.	40,602	973
Wilshire Bancorp Inc.	57,082	936
* Thomas Weisel Partners Group, Inc.	45,822	872
* Universal American Financial Corp.	44,067	854
James River Group Inc.	26,944	844
Advance America, Cash Advance Centers, Inc.	54,427	838
* Asset Acceptance Capital Corp.	53,339	825
*^CompuCredit Corp.	26,178	817
* Credit Acceptance Corp.	27,361	744
* Franklin Bank Corp.	37,866	677
* PICO Holdings, Inc.	14,785	631
* Affordable Residential Communities	50,713	615
*^Roma Financial Corp.	34,815	540
National Interstate Corp.	20,327	524
* Wauwatosa Holdings, Inc.	26,750	468
* First Acceptance Corp.	29,886	313
* Primus Guaranty, Ltd.	24,420	300
* Encore Capital Group, Inc.	28,496	283
Scottish Re Group Ltd.	61,000	245
* United PanAm Financial Corp.	17,681	221

		193,624

Health Care (16.8%)
* Cytyc Corp.	400,353	13,696
* ResMed Inc.	270,344	13,617
* Cerner Corp.	222,203	12,099
Dade Behring Holdings Inc.	274,681	12,045
* Respironics, Inc.	259,364	10,891
* VCA Antech, Inc.	296,859	10,779
* Edwards Lifesciences Corp.	205,847	10,436
* WellCare Health Plans Inc.	115,897	9,880
* Pediatrix Medical Group, Inc.	172,485	9,842
* IDEXX Laboratories Corp.	111,289	9,752
* Hologic, Inc.	168,665	9,722
* Gen-Probe Inc.	184,993	8,709
* PDL BioPharma Inc.	388,893	8,439
* Emdeon Corp.	552,216	8,355
* Techne Corp.	132,894	7,588
* Sierra Health Services, Inc.	182,791	7,525
Cooper Cos., Inc.	150,441	7,314
* Affymetrix, Inc.	241,030	7,248
* Psychiatric Solutions, Inc.	179,788	7,247
* Kyphon Inc.	159,048	7,179
* Immucor Inc.	240,663	7,083
* OSI Pharmaceuticals, Inc.	203,416	6,713
* Sunrise Senior Living, Inc.	161,077	6,366
* MGI Pharma, Inc.	280,454	6,302
* Inverness Medical Innovations, Inc.	143,243	6,271
* Illumina, Inc.	212,481	6,226
Mentor Corp.	134,808	6,201
Medicis Pharmaceutical Corp.	195,506	6,025
Valeant Pharmaceuticals International	330,727	5,718
* Magellan Health Services, Inc.	134,207	5,637
* BioMarin Pharmaceutical Inc.	324,912	5,608
* Alkermes, Inc.	356,941	5,511
* Healthways, Inc.	117,022	5,471
* Medarex, Inc.	412,490	5,338
* American Medical Systems Holdings, Inc.	251,944	5,334
* PSS World Medical, Inc.	240,558	5,085
* Ventana Medical Systems, Inc.	118,419	4,962
* Apria Healthcare Group Inc.	151,590	4,889
* United Surgical Partners International, Inc.	158,461	4,882
* Dionex Corp.	68,336	4,654
* Biosite Inc.	54,951	4,614
* Allscripts Healthcare Solutions, Inc.	171,651	4,602
Chemed Corp.	93,467	4,576
* Human Genome Sciences, Inc.	423,687	4,500
* Haemonetics Corp.	95,701	4,474
* Regeneron Pharmaceuticals, Inc.	200,579	4,336
* Cubist Pharmaceuticals, Inc.	194,912	4,302
* The Medicines Co.	171,369	4,298
* Theravance, Inc.	144,116	4,251
* United Therapeutics Corp.	78,359	4,214
*^Nektar Therapeutics	320,839	4,190
*^Onyx Pharmaceuticals, Inc.	163,080	4,051
* inVentiv Health, Inc.	105,397	4,036
* Applera Corp.-Celera Genomics Group	277,517	3,941
* Healthspring, Inc.	152,504	3,591
* PAREXEL International Corp.	96,699	3,478
* ArthroCare Corp.	95,802	3,453
* Myriad Genetics, Inc.	99,237	3,420
* Alexion Pharmaceuticals, Inc.	78,895	3,411
PolyMedica Corp.	80,150	3,393
* Exelixis, Inc.	340,283	3,382
* ViroPharma Inc.	235,096	3,374
* Centene Corp.	153,408	3,220
* Digene Corp.	75,767	3,213
* Par Pharmaceutical Cos. Inc.	127,850	3,212
* Varian, Inc.	54,901	3,199
* HealthExtras, Inc.	109,820	3,161
* DJ Orthopedics Inc.	81,932	3,105
* Thoratec Corp.	148,295	3,099
* Align Technology, Inc.	193,513	3,069
* Eclipsys Corp.	158,135	3,047
* LifeCell Corp.	119,710	2,989
* Amedisys Inc.	91,235	2,959
* Adams Respiratory Therapeutics, Inc.	87,496	2,942
* Integra LifeSciences Holdings	64,206	2,927
* The TriZetto Group, Inc.	146,111	2,924
* New River Pharmaceuticals Inc.	45,761	2,912
^ LCA-Vision Inc.	70,186	2,891
* Genesis Healthcare Corp.	45,260	2,856
* Nuvasive, Inc.	120,250	2,856
*^Advanced Medical Optics, Inc.	73,648	2,740
* AMN Healthcare Services, Inc.	121,052	2,738
* Orthofix International N.V	52,494	2,680
* AmSurg Corp.	106,570	2,610
* Ligand Pharmaceuticals Inc. Class B	253,639	2,557
* Wright Medical Group, Inc.	111,552	2,486
* Pharmion Corp.	91,230	2,398
* Palomar Medical Technologies, Inc.	59,779	2,388
*^InterMune Inc.	96,594	2,382
* Martek Biosciences Corp.	114,453	2,360
* Sciele Pharma, Inc.	99,344	2,352
* Dendrite International, Inc.	147,949	2,317
* Bio-Rad Laboratories, Inc. Class A	32,711	2,285
* K-V Pharmaceutical Co. Class A	91,608	2,265
Meridian Bioscience Inc.	78,953	2,192
* Salix Pharmaceuticals, Ltd.	166,358	2,096
* Conceptus, Inc.	104,412	2,088
Arrow International, Inc.	63,978	2,058
* Noven Pharmaceuticals, Inc.	86,713	2,012
* Matria Healthcare, Inc.	76,236	2,010
* Greatbatch, Inc.	78,349	1,998
*^SurModics, Inc.	53,316	1,919
*^Dendreon Corp.	145,846	1,886
* Omnicell, Inc.	89,910	1,881
* ICU Medical, Inc.	46,979	1,842
* Symmetry Medical Inc.	112,460	1,836
* Tanox, Inc.	96,305	1,807
* Gentiva Health Services, Inc.	87,438	1,764
* Xenoport Inc.	61,241	1,706
*^Neurocrine Biosciences, Inc.	134,958	1,687
* Incyte Corp.	253,757	1,672
*^Alnylam Pharmaceuticals Inc.	92,296	1,661
* IntraLase Corp.	66,296	1,656
* SonoSite, Inc.	58,191	1,644
*^CV Therapeutics, Inc.	202,861	1,597
* Bruker BioSciences Corp.	148,572	1,563
* Isis Pharmaceuticals, Inc.	166,164	1,540
* Molina Healthcare Inc.	49,800	1,523
* Keryx Biopharmaceuticals, Inc.	137,847	1,450
* Foxhollow Technologies Inc.	68,930	1,440
* PRA International	64,286	1,386
* MedCath Corp.	50,593	1,381
* Res-Care, Inc.	78,844	1,380
* Cyberonics, Inc.	71,471	1,342
Sirona Dental Systems Inc.	38,829	1,338
* Volcano Corp.	71,485	1,287
* Adolor Corp.	146,631	1,283
*^MannKind Corp.	88,845	1,270
* Enzon Pharmaceuticals, Inc.	155,781	1,270
* Radiation Therapy Services, Inc.	41,237	1,263
National Healthcare Corp.	24,084	1,228
* Progenics Pharmaceuticals, Inc.	51,210	1,213
* Zymogenetics, Inc.	77,776	1,210
* Kensey Nash Corp.	39,506	1,205
*^ev3 Inc.	61,083	1,203
* OraSure Technologies, Inc.	163,053	1,198
* Merit Medical Systems, Inc.	92,485	1,161
* eResearch Technology, Inc.	141,745	1,114
* Geron Corp.	153,177	1,072
* ARIAD Pharmaceuticals, Inc.	231,977	1,042
* Arena Pharmaceuticals, Inc.	94,324	1,024
*^Telik, Inc.	185,966	1,010
*^Momenta Pharmaceuticals, Inc.	76,874	996
* Nighthawk Radiology Holdings, Inc.	47,959	872
* Aspect Medical Systems, Inc.	55,467	865
*^Panacos Pharmaceuticals Inc.	180,549	836
Cambrex Corp.	33,374	821
* Odyssey Healthcare, Inc.	61,244	804
*^Diversa Corp.	102,679	802
* Alliance Imaging, Inc.	88,877	776
* Enzo Biochem, Inc.	49,065	740
*^deCODE genetics, Inc.	196,798	718
* Nuvelo, Inc.	188,867	695
* K-V Pharmaceutical Co. Class B	26,991	666
* Rigel Pharmaceuticals, Inc.	54,957	597
*^Idenix Pharmaceuticals Inc.	79,189	578
* Nabi Biopharmaceuticals	107,993	573
* Encysive Pharmaceuticals, Inc.	209,117	567
Young Innovations, Inc.	20,751	565
Vital Signs, Inc.	9,843	512
*^Coley Pharmaceutical Group	51,858	497
* Symbion, Inc.	23,173	454
*^AtheroGenics, Inc.	139,148	391

		571,398

Industrials (16.9%)
* Foster Wheeler Ltd.	244,165	14,257
The Manitowoc Co., Inc.	218,992	13,913
Ametek, Inc.	376,299	12,997
* Stericycle, Inc.	149,884	12,216
Trinity Industries, Inc.	283,604	11,889
* Corrections Corp. of America	215,891	11,401
* WESCO International, Inc.	174,757	10,971
* Thomas&Betts Corp.	212,962	10,397
* BE Aerospace, Inc.	316,519	10,034
Donaldson Co., Inc.	272,605	9,841
* General Cable Corp.	183,440	9,801
IDEX Corp.	190,633	9,699
* Covanta Holding Corp.	435,103	9,651
* Kansas City Southern	269,576	9,592
Graco, Inc.	238,931	9,357
Landstar System, Inc.	202,127	9,266
* Armor Holdings, Inc.	119,930	8,075
MSC Industrial Direct Co., Inc. Class A	171,059	7,985
Herman Miller, Inc.	230,688	7,726
Flowserve Corp.	134,289	7,680
* Continental Airlines, Inc. Class B	208,257	7,578
* Waste Connections, Inc.	241,578	7,233
* Copart, Inc.	257,373	7,209
HNI Corp.	155,559	7,145
Florida East Coast Industries, Inc. Class A	113,908	7,141
The Toro Co.	138,426	7,093
* American Commercial Lines Inc.	219,465	6,902
* Hexcel Corp.	332,836	6,607
* Gardner Denver Inc.	186,738	6,508
* Genlyte Group, Inc.	90,356	6,375
* JetBlue Airways Corp.	530,581	6,107
* IHS Inc. Class A	142,368	5,853
Bucyrus International, Inc.	112,023	5,769
Wabtec Corp.	165,512	5,709
* Kirby Corp.	159,943	5,595
* Teletech Holdings Inc.	145,902	5,353
* Resources Connection, Inc.	162,252	5,190
UTI Worldwide, Inc.	205,585	5,053
* Ceradyne, Inc.	91,131	4,989
Actuant Corp.	97,416	4,945
*^Energy Conversion Devices, Inc.	139,106	4,860
* EGL, Inc.	115,665	4,584
* Teledyne Technologies, Inc.	117,107	4,384
* Acco Brands Corp.	180,960	4,359
Mine Safety Appliances Co.	102,911	4,328
* EMCOR Group, Inc.	73,278	4,322
Kaydon Corp.	100,203	4,265
* Cenveo Inc.	170,829	4,151
* ESCO Technologies Inc.	91,837	4,116
* Orbital Sciences Corp.	216,862	4,064
* Geo Group Inc.	87,077	3,946
The Brink's Co.	60,410	3,833
* Navigant Consulting, Inc.	190,791	3,770
Valmont Industries, Inc.	63,621	3,679
Watson Wyatt&Co. Holdings	75,302	3,663
* Hub Group, Inc.	124,965	3,623
Heartland Express, Inc.	226,789	3,601
* AAR Corp.	130,443	3,595
* American Reprographics Co.	115,574	3,559
* Genesee&Wyoming Inc. Class A	133,057	3,541
Knight Transportation, Inc.	198,490	3,537
Pacer International, Inc.	130,930	3,527
* Labor Ready, Inc.	185,200	3,517
* Mobile Mini, Inc.	126,735	3,394
Forward Air Corp.	102,892	3,383
* Korn/Ferry International	146,805	3,368
* AirTran Holdings, Inc.	323,449	3,322
* Quanta Services, Inc.	131,621	3,319
* The Advisory Board Co.	63,160	3,197
* Huron Consulting Group Inc.	51,312	3,122
* Old Dominion Freight Line, Inc.	105,978	3,053
* Heidrick&Struggles International, Inc.	62,299	3,018
* II-VI, Inc.	88,659	3,001
* The Middleby Corp.	22,637	2,984
Administaff, Inc.	84,024	2,958
CLARCOR Inc.	90,702	2,884
* CoStar Group, Inc.	63,940	2,857
Franklin Electric, Inc.	61,238	2,848
* K&F Industries Holdings	105,683	2,846
* Clean Harbors Inc.	59,367	2,685
Healthcare Services Group, Inc.	92,720	2,656
* Perini Corp.	70,625	2,603
Interface, Inc.	160,509	2,567
* Tetra Tech, Inc.	133,101	2,537
* Superior Essex Inc.	72,630	2,518
Rollins, Inc.	108,276	2,491
* FTI Consulting, Inc.	73,872	2,481
* Astec Industries, Inc.	61,611	2,480
* Washington Group International, Inc.	37,260	2,475
* GenCorp, Inc.	178,398	2,469
* RBC Bearings Inc.	73,455	2,456
*^Beacon Roofing Supply, Inc.	148,149	2,397
Watsco, Inc.	42,808	2,186
Freightcar America Inc.	44,953	2,165
* CRA International Inc.	41,246	2,152
* Infrasource Services Inc.	67,693	2,067
Horizon Lines Inc.	62,319	2,045
* Kenexa Corp.	65,268	2,032
*^Evergreen Solar, Inc.	205,453	2,003
* Goodman Global, Inc.	110,358	1,945
* Alaska Air Group, Inc.	49,863	1,900
United Industrial Corp.	33,961	1,875
* Williams Scotsman International Inc.	91,924	1,807
* TransDigm Group, Inc.	47,688	1,735
*^American Science&Engineering, Inc.	32,491	1,711
* Kforce Inc.	123,093	1,695
*^Taser International Inc.	209,376	1,681
Knoll, Inc.	69,256	1,650
Raven Industries, Inc.	57,723	1,619
*^Houston Wire&Cable Co.	57,723	1,617
* Blount International, Inc.	125,509	1,563
^ Simpson Manufacturing Co.	47,858	1,476
^ Encore Wire Corp.	57,827	1,464
American Woodmark Corp.	39,593	1,455
* NuCo2, Inc.	55,838	1,408
* Atlas Air Worldwide Holdings, Inc.	26,660	1,406
* Power-One, Inc.	245,349	1,403
* DynCorp International Inc. Class A	90,969	1,373
* Hudson Highland Group, Inc.	87,662	1,367
*^Medis Technology Ltd.	77,364	1,308
* Argon ST, Inc.	47,225	1,250
* Amerco, Inc.	17,321	1,212
^ The Greenbrier Cos., Inc.	45,344	1,211
Diamond Management and Technology Consultants,Inc	102,694	1,200
* NCI Building Systems, Inc.	24,739	1,181
* H&E Equipment Services, Inc.	54,254	1,166
* Accuride Corp.	79,831	1,166
* Pike Electric Corp.	63,701	1,152
* GrafTech International Ltd.	125,610	1,141
American Railcar Industries, Inc.	37,712	1,124
*^TurboChef Technologies, Inc.	66,950	1,019
* Electro Rent Corp.	68,236	983
*^A.S.V., Inc.	61,678	941
*^Trex Co., Inc.	42,521	915
* LECG Corp.	61,275	887
* Rush Enterprises, Inc. Class A	39,144	752
* MTC Technologies, Inc.	35,152	739
* Insituform Technologies Inc. Class A	33,679	700
*^Plug Power, Inc.	215,288	680
*^FuelCell Energy, Inc.	84,846	667
Vicor Corp.	63,193	633
HEICO Corp.	16,640	607
*^Ionatron Inc.	110,221	514
* Builders FirstSource, Inc.	27,401	440
* Rush Enterprises, Inc. Class B	6,595	119

		574,802

Information Technology (22.0%)
* Mettler-Toledo International Inc.	139,686	12,512
* Trimble Navigation Ltd.	416,178	11,170
* Hyperion Solutions Corp.	208,091	10,785
* Polycom, Inc.	315,491	10,515
* Varian Semiconductor Equipment Associates, Inc.	195,761	10,450
FactSet Research Systems Inc.	156,736	9,851
Global Payments Inc.	285,073	9,710
* F5 Networks, Inc.	144,256	9,619
* Cypress Semiconductor Corp.	511,700	9,492
* CommScope, Inc.	211,901	9,091
* ValueClick, Inc.	347,706	9,086
Fair Isaac, Inc.	223,517	8,646
MoneyGram International, Inc.	298,879	8,297
* WebEx Communications, Inc.	139,184	7,914
* Digital River, Inc.	142,945	7,898
* FLIR Systems, Inc.	221,357	7,896
* Atmel Corp.	1,557,597	7,835
* THQ Inc.	228,690	7,819
* MICROS Systems, Inc.	140,694	7,596
*^Nuance Communications, Inc.	480,230	7,352
* Equinix, Inc.	82,921	7,101
* FormFactor Inc.	158,019	7,071
* Sonus Networks, Inc.	852,998	6,884
* Foundry Networks, Inc.	491,662	6,672
* Brocade Communications Systems, Inc.	700,800	6,672
* Tessera Technologies, Inc.	166,927	6,634
* ANSYS, Inc.	130,065	6,603
* Rambus Inc.	310,330	6,595
Jack Henry&Associates Inc.	273,877	6,587
* aQuantive, Inc.	234,381	6,542
* VeriFone Holdings, Inc.	173,119	6,359
* Kronos, Inc.	113,245	6,059
* Itron, Inc.	90,987	5,918
* Interdigital Communications Corp.	186,851	5,918
* Gartner, Inc. Class A	243,244	5,826
* TIBCO Software Inc.	675,157	5,752
* Perot Systems Corp.	317,751	5,678
* Novell, Inc.	782,788	5,652
Acxiom Corp.	262,092	5,606
ADTRAN Inc.	226,297	5,510
* Cymer, Inc.	131,958	5,483
* Ciena Corp.	195,060	5,452
* Microsemi Corp.	251,868	5,241
National Instruments Corp.	199,424	5,231
* PMC Sierra Inc.	745,421	5,225
*^Take-Two Interactive Software, Inc.	257,667	5,189
* CACI International, Inc.	109,000	5,108
* ON Semiconductor Corp.	564,104	5,032
* Silicon Laboratories Inc.	165,117	4,940
*^SiRF Technology Holdings, Inc.	175,479	4,871
* Avid Technology, Inc.	138,388	4,827
* Amkor Technology, Inc.	379,562	4,737
* Macrovision Corp.	187,882	4,706
* Dolby Laboratories Inc.	134,737	4,650
* j2 Global Communications, Inc.	167,524	4,644
* Synopsys, Inc.	175,630	4,607
*^Cree, Inc.	274,474	4,518
* Atheros Communications, Inc.	187,089	4,477
* eFunds Corp.	166,578	4,441
* CNET Networks, Inc.	506,566	4,412
* Avocent Corp.	162,753	4,389
* Wright Express Corp.	143,683	4,358
* FEI Co.	120,388	4,341
* Transaction Systems Architects, Inc.	132,709	4,298
* MicroStrategy Inc.	33,960	4,292
*^RF Micro Devices, Inc.	683,925	4,261
* Quest Software, Inc.	252,530	4,109
* Sybase, Inc.	162,046	4,096
Plantronics, Inc.	169,116	3,994
*^Intermec, Inc.	176,711	3,948
* Informatica Corp.	291,837	3,919
Blackbaud, Inc.	156,107	3,812
* ATMI, Inc.	124,072	3,793
* Parametric Technology Corp.	198,371	3,787
* Websense, Inc.	158,693	3,648
* Unisys Corp.	428,372	3,611
* 3Com Corp.	915,814	3,581
* Global Imaging Systems, Inc.	181,659	3,542
* Coherent, Inc.	111,588	3,542
Talx Corp.	105,312	3,489
* Semtech Corp.	256,669	3,460
* Trident Microsystems, Inc.	172,381	3,458
* Finisar Corp.	983,832	3,443
* SRA International, Inc.	141,211	3,440
* Aeroflex, Inc.	261,221	3,435
* NETGEAR, Inc.	119,815	3,418
* Skyworks Solutions, Inc.	571,952	3,289
* Tekelec	217,920	3,249
* Rofin-Sinar Technologies Inc.	54,616	3,232
* DealerTrack Holdings Inc.	104,436	3,208
* Witness Systems, Inc.	118,994	3,207
* EarthLink, Inc.	435,438	3,200
*^L-1 Identity Solutions Inc.	192,456	3,177
* RealNetworks, Inc.	401,885	3,155
* Comtech Telecommunications Corp.	81,380	3,152
* Insight Enterprises, Inc.	171,910	3,091
Cognex Corp.	142,466	3,087
* SAVVIS, Inc.	64,136	3,071
Daktronics, Inc.	111,482	3,059
* Euronet Worldwide, Inc.	112,684	3,027
*^UTStarcom, Inc.	364,876	3,025
* Blackboard Inc.	89,728	3,018
* Palm, Inc.	166,352	3,016
* Altiris, Inc.	89,148	2,934
* InfoSpace, Inc.	111,470	2,861
* Cabot Microelectronics Corp.	85,196	2,855
* ViaSat, Inc.	86,469	2,851
* Plexus Corp.	164,148	2,815
Syntel, Inc.	80,319	2,783
*^SunPower Corp. Class A	61,123	2,781
* Rogers Corp.	62,645	2,778
* Openwave Systems Inc.	335,424	2,734
* Wind River Systems Inc.	274,660	2,730
* Global Cash Access, Inc.	161,036	2,688
* Manhattan Associates, Inc.	96,875	2,657
* Harmonic, Inc.	265,265	2,605
* Advent Software, Inc.	73,896	2,577
* Diodes Inc.	73,890	2,575
* Epicor Software Corp.	184,895	2,572
*^OmniVision Technologies, Inc.	194,159	2,516
MTS Systems Corp.	64,749	2,515
* Advanced Energy Industries, Inc.	119,495	2,514
Quality Systems, Inc.	62,295	2,492
* Silicon Image, Inc.	303,800	2,479
* ScanSource, Inc.	91,426	2,454
* Mentor Graphics Corp.	147,429	2,409
* SPSS, Inc.	66,723	2,409
* Internap Network Services Corp.	152,612	2,404
* AMIS Holdings Inc.	219,171	2,400
* Lattice Semiconductor Corp.	407,327	2,383
* Micrel, Inc.	208,382	2,296
* Progress Software Corp.	73,053	2,279
* Komag, Inc.	68,160	2,231
* ManTech International Corp.	66,446	2,220
* Opsware, Inc.	303,899	2,203
* Synaptics Inc.	85,552	2,188
* Sapient Corp.	309,987	2,126
* Brightpoint, Inc.	179,530	2,054
* Cogent Inc.	151,189	2,033
* The Ultimate Software Group, Inc.	76,849	2,013
* DSP Group Inc.	103,105	1,959
* Dycom Industries, Inc.	72,218	1,882
* Kulicke&Soffa Industries, Inc.	203,001	1,878
* Sykes Enterprises, Inc.	100,988	1,842
* Spansion Inc. Class A	149,188	1,819
* Concur Technologies, Inc.	103,228	1,802
* The Knot, Inc.	82,770	1,782
* Covansys Corp.	71,531	1,765
* Hittite Microwave Corp.	43,300	1,739
* Exar Corp.	130,780	1,732
*^Omniture, Inc.	94,178	1,717
* Mattson Technology, Inc.	187,110	1,703
*^Rackable Systems Inc.	100,058	1,698
Gevity HR, Inc.	85,170	1,681
* SonicWALL, Inc.	200,480	1,676
* Novatel Wireless, Inc.	100,930	1,619
* Blue Coat Systems, Inc.	43,957	1,615
* Littelfuse, Inc.	39,756	1,614
* Ansoft Corp.	50,388	1,594
*^Bankrate, Inc.	45,034	1,587
* Packeteer, Inc.	125,086	1,554
* DTS Inc.	63,179	1,531
* Tyler Technologies, Inc.	116,972	1,486
* Smart Modular Technologies Inc.	115,586	1,478
* Newport Corp.	89,847	1,471
* Netlogic Microsystems Inc.	54,272	1,445
* webMethods, Inc.	197,852	1,423
* TTM Technologies, Inc.	148,938	1,421
* Agile Software Corp.	201,745	1,402
* CSG Systems International, Inc.	55,695	1,393
^ Marchex, Inc.	87,656	1,343
*^Universal Display Corp.	88,758	1,339
* Ness Technologies Inc.	104,262	1,332
* Supertex, Inc.	39,037	1,296
* S1 Corp.	215,115	1,291
^ Heartland Payment Systems, Inc.	52,835	1,249
* TNS Inc.	77,017	1,239
* Sonic Solutions, Inc.	87,721	1,237
infoUSA Inc.	127,804	1,229
* Ixia	130,984	1,218
* NetRatings, Inc.	57,495	1,196
* MKS Instruments, Inc.	45,665	1,165
* LoopNet, Inc.	66,068	1,129
* Cirrus Logic, Inc.	139,901	1,072
* Ultratech, Inc.	78,119	1,063
* Silicon Storage Technology, Inc.	215,077	1,060
* Adaptec, Inc.	270,364	1,046
* RightNow Technologies Inc.	63,351	1,038
* Lionbridge Technologies, Inc.	202,525	1,031
*^iPass Inc.	197,863	995
* Forrester Research, Inc.	34,506	979
* Veeco Instruments, Inc.	49,638	968
* eSPEED, Inc. Class A	100,474	955
* Borland Software Corp.	180,512	951
* Ditech Networks Inc.	115,462	938
Cohu, Inc.	49,635	933
* Liquidity Services, Inc.	54,583	925
* SafeNet, Inc.	32,450	918
* InterVoice, Inc.	137,258	911
* FalconStor Software, Inc.	85,480	891
* Advanced Analogic Technologies, Inc.	132,997	875
* Gateway, Inc.	397,202	870
* Extreme Networks, Inc.	201,423	852
Bel Fuse, Inc. Class B	21,804	844
MAXIMUS, Inc.	24,279	837
* PDF Solutions, Inc.	73,095	825
* Kopin Corp.	241,353	816
* Asyst Technologies, Inc.	113,332	797
* Keane, Inc.	58,406	793
* Eagle Test Systems, Inc.	44,512	741
* IXYS Corp.	62,140	636
*^Multi-Fineline Electronix, Inc.	34,499	530
* JDA Software Group, Inc.	34,621	520
* Jupitermedia Corp.	75,407	499
* EPIQ Systems, Inc.	24,349	496
* Agere Systems Inc.	13,381	303
Renaissance Learning, Inc.	20,408	269
Bel Fuse, Inc. Class A	114	4

		745,857

Materials (4.8%)
* Crown Holdings, Inc.	579,568	14,176
Nalco Holding Co.	508,480	12,153
Florida Rock Industries, Inc.	175,402	11,803
Cabot Corp.	214,640	10,245
Chaparral Steel Co.	164,509	9,569
Eagle Materials, Inc.	171,778	7,666
* Hercules, Inc.	383,289	7,489
Scotts Miracle-Gro Co.	166,335	7,324
Airgas, Inc.	162,269	6,840
* W.R. Grace&Co.	230,354	6,086
* AK Steel Holding Corp.	254,682	5,957
* Terra Industries, Inc.	329,396	5,764
Steel Dynamics, Inc.	113,205	4,890
Cleveland-Cliffs Inc.	73,135	4,681
Greif Inc. Class A	41,256	4,584
* Coeur d'Alene Mines Corp.	987,237	4,058
* Hecla Mining Co.	424,548	3,846
* RTI International Metals, Inc.	40,640	3,699
* Brush Engineered Materials Inc.	71,604	3,471
* Headwaters Inc.	150,363	3,285
MacDermid, Inc.	93,230	3,251
*^Zoltek Cos., Inc.	68,823	2,404
Royal Gold, Inc.	71,395	2,149
* Symyx Technologies, Inc.	116,629	2,067
NewMarket Corp.	49,162	1,999
* Stillwater Mining Co.	146,158	1,855
Deltic Timber Corp.	37,433	1,795
* Graphic Packaging Corp.	357,072	1,693
Silgan Holdings, Inc.	30,240	1,546
* Apex Silver Mines Ltd.	98,545	1,272
A.M. Castle&Co.	42,332	1,243
^ American Vanguard Corp.	69,559	1,189
Myers Industries, Inc.	60,754	1,135

		161,184

Telecommunication Services (2.0%)
* Leap Wireless International, Inc.	180,736	11,925
* SBA Communications Corp.	316,272	9,346
* Time Warner Telecom Inc.	429,068	8,912
* NeuStar, Inc. Class A	235,854	6,708
* Dobson Communications Corp.	537,234	4,615
* Cogent Communications Group, Inc.	165,617	3,914
* iPCS, Inc.	50,525	2,475
* Cbeyond Inc.	77,681	2,278
* General Communication, Inc.	159,332	2,231
Alaska Communications Systems Holdings, Inc.	150,197	2,215
* Cincinnati Bell Inc.	439,115	2,064
* NTELOS Holdings Corp.	104,354	2,006
*^Global Crossing Ltd.	64,887	1,784
*^Vonage Holdings Corp.	384,209	1,325
*^Covad Communications Group, Inc.	996,736	1,266
IDT Corp. Class B	110,917	1,259
* Centennial Communications Corp. Class A	130,898	1,077
* Syniverse Holdings Inc.	84,573	891
*^InPhonic, Inc.	65,375	713
*^Fibertower Corp.	102,035	530
IDT Corp.	31,188	352

		67,886

Utilities (0.4%)
ITC Holdings Corp.	143,284	6,203
^ Aqua America, Inc.	164,154	3,685
Ormat Technologies Inc.	54,169	2,273
SJW Corp.	48,816	1,976

		14,137

Total Common Stocks
(Cost $2,752,608)		3,379,651

Temporary Cash Investments (5.0%)

Money Market Fund (5.0%)
[1] Vanguard Market Liquidity Fund, 5.288%	170,023,790	170,024

	Face
	Amount
	($000)

U.S. Government Obligation (0.0%)
[2] Federal Home Loan Mortgage Corp.
[3] 5.189%, 4/9/07	1,000	999

Total Temporary Cash Investments
(Cost $171,023)		171,023

Total Investments (104.6%)
(Cost $2,923,631)		3,550,674

Other Assets and Liabilities - Net (-4.6%)		(155,820)

Net Assets (100%)		3,394,854

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $2,923,631,000. Net unrealized appreciation of investment securities for tax purposes was $627,043,000, consisting of unrealized gains of $736,898,000 on securities that had risen in value since their purchase and $109,855,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	22	8,888	131
E-mini Russell 2000 Index	70	5,656	28

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (16.8%)
* Liberty Media Corp.-Capital Series A	1,065,621	117,847
Hilton Hotels Corp.	2,911,126	104,684
Nordstrom, Inc.	1,628,950	86,237
Mattel, Inc.	3,023,075	83,346
* Office Depot, Inc.	2,206,723	77,544
Newell Rubbermaid, Inc.	2,197,060	68,307
Genuine Parts Co.	1,350,587	66,179
Sherwin-Williams Co.	908,322	59,986
VF Corp.	708,604	58,545
Virgin Media Inc.	2,197,722	55,492
* AutoZone Inc.	423,844	54,311
* Wyndham Worldwide Corp.	1,570,441	53,631
Abercrombie & Fitch Co.	698,069	52,830
Whirlpool Corp.	621,238	52,749
Cablevision Systems NY Group Class A	1,719,717	52,331
Eastman Kodak Co.	2,277,091	51,371
* Apollo Group, Inc. Class A	1,161,793	51,003
H&R Block, Inc.	2,422,162	50,962
^ Garmin Ltd.	940,853	50,947
Tiffany&Co.	1,094,921	49,797
Dollar General Corp.	2,349,005	49,681
D. R. Horton, Inc.	2,233,607	49,139
American Eagle Outfitters, Inc.	1,595,320	47,844
Harman International Industries, Inc.	491,412	47,215
Tim Hortons, Inc.	1,527,328	46,461
Darden Restaurants Inc.	1,105,569	45,538
Pulte Homes, Inc.	1,715,128	45,382
Black&Decker Corp.	539,099	44,001
* Interpublic Group of Cos., Inc.	3,496,790	43,045
Royal Caribbean Cruises, Ltd.	1,008,470	42,517
Polo Ralph Lauren Corp.	481,032	42,403
* CarMax, Inc.	1,693,438	41,557
Lamar Advertising Co. Class A	645,799	40,666
Idearc Inc.	1,157,768	40,638
* Expedia, Inc.	1,747,968	40,518
Lennar Corp. Class A	940,905	39,716
* R.H. Donnelley Corp.	557,531	39,523
Centex Corp.	940,670	39,301
* Discovery Holding Co. Class A	2,018,914	38,622
Ross Stores, Inc.	1,118,317	38,470
Wynn Resorts Ltd.	402,527	38,184
PetSmart, Inc.	1,107,942	36,518
*^Mohawk Industries, Inc.	429,570	35,246
ServiceMaster Co.	2,274,720	35,008
Liz Claiborne, Inc.	812,251	34,805
BorgWarner, Inc.	456,326	34,416
* Chico's FAS, Inc.	1,393,022	34,032
Family Dollar Stores, Inc.	1,141,668	33,816
Washington Post Co. Class B	43,789	33,433
Station Casinos, Inc.	385,405	33,365
Hasbro, Inc.	1,132,925	32,424
Leggett&Platt, Inc.	1,418,571	32,159
Advance Auto Parts, Inc.	834,165	32,157
The Stanley Works	579,912	32,104
*^Sirius Satellite Radio, Inc.	10,031,303	32,100
Brinker International, Inc.	968,387	31,666
E.W. Scripps Co. Class A	703,564	31,435
* Dollar Tree Stores, Inc.	767,815	29,361
Foot Locker, Inc.	1,234,155	29,064
RadioShack Corp.	1,023,131	27,655
* XM Satellite Radio Holdings, Inc.	2,128,336	27,498
Williams-Sonoma, Inc.	764,786	27,119
Jones Apparel Group, Inc.	874,192	26,864
KB Home	615,447	26,261
Circuit City Stores, Inc.	1,388,894	25,736
^ New York Times Co. Class A	1,076,867	25,317
* Toll Brothers, Inc.	912,745	24,991
* AutoNation, Inc.	1,153,221	24,494
Wendy's International, Inc.	757,607	23,713
* NVR, Inc.	35,438	23,566
Brunswick Corp.	727,620	23,175
* Career Education Corp.	751,117	22,909
Boyd Gaming Corp.	444,998	21,200
* Urban Outfitters, Inc.	782,975	20,757
OSI Restaurant Partners, Inc.	523,822	20,691
* Getty Images, Inc.	402,274	19,563
Gentex Corp.	1,077,401	17,508
Dow Jones&Co., Inc.	426,556	14,703
The McClatchy Co. Class A	441,394	13,952
Weight Watchers International, Inc.	282,487	13,020
International Speedway Corp.	246,592	12,749
Regal Entertainment Group Class A	512,285	10,179
* DreamWorks Animation SKG, Inc.	331,226	10,129
Lennar Corp. Class B	63,528	2,505

		3,297,883

Consumer Staples (3.6%)
Bunge Ltd.	949,377	78,058
UST, Inc.	1,275,228	73,938
SuperValu Inc.	1,631,819	63,755
Molson Coors Brewing Co. Class B	560,564	53,041
Whole Foods Market, Inc.	1,106,466	49,625
* Dean Foods Co.	1,060,108	49,549
The Estee Lauder Cos. Inc. Class A	933,327	45,593
Tyson Foods, Inc.	2,002,840	38,875
* Energizer Holdings, Inc.	431,981	36,861
McCormick&Co., Inc.	934,906	36,013
The Pepsi Bottling Group, Inc.	1,122,382	35,793
* Constellation Brands, Inc. Class A	1,661,066	35,181
Brown-Forman Corp. Class B	366,751	24,044
* Smithfield Foods, Inc.	793,910	23,778
J.M. Smucker Co.	431,489	23,007
Hormel Foods Corp.	598,061	22,242
PepsiAmericas, Inc.	510,958	11,405

		700,758

Energy (9.5%)
GlobalSantaFe Corp.	1,850,849	114,160
Hess Corp.	2,005,605	111,251
Chesapeake Energy Corp.	3,518,809	108,661
* National Oilwell Varco Inc.	1,390,998	108,206
Noble Corp.	1,074,594	84,549
Peabody Energy Corp.	2,090,998	84,142
Noble Energy, Inc.	1,377,678	82,178
El Paso Corp.	5,591,103	80,903
Smith International, Inc.	1,580,330	75,935
Murphy Oil Corp.	1,334,326	71,253
* Nabors Industries, Inc.	2,371,240	70,355
Sunoco, Inc.	975,841	68,738
BJ Services Co.	2,371,153	66,155
ENSCO International, Inc.	1,203,647	65,478
* Ultra Petroleum Corp.	1,204,365	63,988
CONSOL Energy, Inc.	1,447,423	56,638
* Cameron International Corp.	881,135	55,326
* Southwestern Energy Co.	1,333,706	54,655
Tesoro Petroleum Corp.	533,381	53,567
* Grant Prideco, Inc.	1,014,811	50,578
* Newfield Exploration Co.	1,022,269	42,639
Pioneer Natural Resources Co.	971,791	41,894
Diamond Offshore Drilling, Inc.	511,948	41,442
* Pride International, Inc.	1,300,319	39,140
* FMC Technologies Inc.	539,142	37,611
Arch Coal, Inc.	1,125,512	34,542
Rowan Cos., Inc.	875,673	28,433
Patterson-UTI Energy, Inc.	1,259,268	28,258
Cimarex Energy Co.	656,621	24,308
Pogo Producing Co.	462,720	22,257
* CNX Gas Corp.	238,937	6,769

		1,874,009

Financials (22.1%)
ProLogis REIT	1,961,323	127,349
General Growth Properties Inc. REIT	1,722,927	111,249
Host Hotels&Resorts Inc. REIT	4,064,635	106,941
Boston Properties, Inc. REIT	879,684	103,275
Ameriprise Financial, Inc.	1,726,044	98,626
Archstone-Smith Trust REIT	1,730,921	93,954
T. Rowe Price Group Inc.	1,985,094	93,677
Kimco Realty Corp. REIT	1,782,235	86,866
CIT Group Inc.	1,571,744	83,177
Avalonbay Communities, Inc. REIT	622,982	80,988
Sovereign Bancorp, Inc.	2,998,733	76,288
Ambac Financial Group, Inc.	840,855	72,641
* E*TRADE Financial Corp.	3,384,076	71,810
MBIA, Inc.	1,068,478	69,975
Zions Bancorp	805,136	68,050
Compass Bancshares Inc.	977,521	67,253
Synovus Financial Corp.	2,060,711	66,643
SL Green Realty Corp. REIT	463,157	63,536
Unum Group	2,715,056	62,528
Safeco Corp.	915,036	60,786
Hudson City Bancorp, Inc.	4,253,022	58,181
Health Care Properties Investors REIT	1,590,919	57,321
Plum Creek Timber Co. Inc. REIT	1,403,128	55,311
Cincinnati Financial Corp.	1,304,454	55,309
^ American Capital Strategies, Ltd.	1,236,942	54,809
Developers Diversified Realty Corp. REIT	863,083	54,288
* CBOT Holdings, Inc. Class A	293,223	53,220
The Macerich Co. REIT	569,110	52,563
* CB Richard Ellis Group, Inc.	1,518,160	51,891
Torchmark Corp.	777,345	50,986
* Realogy Corp.	1,699,175	50,313
Everest Re Group, Ltd.	515,179	49,545
Commerce Bancorp, Inc.	1,412,086	47,135
Duke Realty Corp. REIT	1,071,751	46,589
iStar Financial Inc. REIT	989,474	46,337
AMB Property Corp. REIT	783,899	46,085
Regency Centers Corp. REIT	546,088	45,626
Assurant, Inc.	831,341	44,585
Apartment Investment&Management Co. Class A REIT	764,696	44,115
W.R. Berkley Corp.	1,290,916	42,755
A.G. Edwards&Sons, Inc.	602,446	41,677
Federal Realty Investment Trust REIT	438,357	39,724
Fidelity National Financial, Inc. Class A	1,646,697	39,537
Huntington Bancshares Inc.	1,789,279	39,096
First Horizon National Corp.	937,133	38,919
MGIC Investment Corp.	657,905	38,764
Old Republic International Corp.	1,735,424	38,388
^ New York Community Bancorp, Inc.	2,168,859	38,150
Leucadia National Corp.	1,285,950	37,833
Axis Capital Holdings Ltd.	1,085,574	36,758
* IntercontinentalExchange Inc.	296,017	36,176
* TD Ameritrade Holding Corp.	2,420,358	36,015
* Markel Corp.	72,746	35,269
Radian Group, Inc.	638,703	35,052
^ Liberty Property Trust REIT	716,948	34,930
Popular, Inc.	2,099,419	34,766
Hospitality Properties Trust REIT	737,776	34,528
^ Allied Capital Corp.	1,191,945	34,340
Forest City Enterprise Class A	514,951	34,079
Eaton Vance Corp.	954,195	34,008
White Mountains Insurance Group Inc.	59,824	33,890
First American Corp.	651,329	33,035
Janus Capital Group Inc.	1,570,812	32,846
UDR, Inc. REIT	1,067,504	32,687
Associated Banc-Corp	966,071	32,460
Camden Property Trust REIT	447,370	31,455
Ventas, Inc. REIT	742,769	31,293
PartnerRe Ltd.	450,453	30,874
SEI Investments Co.	509,732	30,701
Investors Financial Services Corp.	523,765	30,457
Nuveen Investments, Inc. Class A	623,928	29,512
^ The St. Joe Co.	559,818	29,284
TD Banknorth, Inc.	905,149	29,110
Weingarten Realty Investors REIT	610,794	29,049
The PMI Group Inc.	629,812	28,480
RenaissanceRe Holdings Ltd.	543,124	27,232
Colonial BancGroup, Inc.	1,091,518	27,015
Brown&Brown, Inc.	943,323	25,489
TCF Financial Corp.	934,357	24,630
Federated Investors, Inc.	666,234	24,464
* Arch Capital Group Ltd.	352,571	24,049
City National Corp.	320,598	23,596
Nationwide Financial Services, Inc.	430,352	23,179
Protective Life Corp.	526,063	23,168
^ CapitalSource Inc. REIT	920,528	23,133
Commerce Bancshares, Inc.	468,677	22,642
* Nasdaq Stock Market Inc.	749,812	22,052
Erie Indemnity Co. Class A	411,861	21,734
* AmeriCredit Corp.	915,426	20,927
Fulton Financial Corp.	1,373,639	19,959
People's Bank	445,644	19,787
Astoria Financial Corp.	706,190	18,778
Unitrin, Inc.	372,119	17,516
The First Marblehead Corp.	373,730	16,777
Transatlantic Holdings, Inc.	209,104	13,617
Mercury General Corp.	216,555	11,486
BOK Financial Corp.	184,666	9,147
Student Loan Corp.	31,461	5,849
PNC Financial Services Group	2	-

		4,341,944

Health Care (9.3%)
AmerisourceBergen Corp.	1,597,648	84,276
* Humana Inc.	1,317,474	76,440
* Express Scripts Inc.	912,440	73,652
* Laboratory Corp. of America Holdings	993,903	72,187
* Coventry Health Care Inc.	1,262,992	70,791
* MedImmune Inc.	1,895,977	68,995
C.R. Bard, Inc.	816,188	64,895
* Health Net Inc.	923,812	49,710
* Varian Medical Systems, Inc.	1,029,804	49,111
* Hospira, Inc.	1,173,136	47,981
* Waters Corp.	804,360	46,653
IMS Health, Inc.	1,572,838	46,650
* DaVita, Inc.	824,315	43,952
Applera Corp.-Applied Biosystems Group	1,452,016	42,936
Mylan Laboratories, Inc.	1,939,926	41,010
* Sepracor Inc.	868,237	40,486
* Henry Schein, Inc.	702,011	38,737
*^Amylin Pharmaceuticals, Inc.	1,032,277	38,566
Omnicare, Inc.	962,388	38,274
* King Pharmaceuticals, Inc.	1,926,919	37,902
DENTSPLY International Inc.	1,143,302	37,443
* Barr Pharmaceuticals Inc.	801,060	37,129
* Triad Hospitals, Inc.	697,636	36,451
* Cephalon, Inc.	483,208	34,409
* Intuitive Surgical, Inc.	278,274	33,830
Manor Care, Inc.	586,343	31,874
Beckman Coulter, Inc.	493,858	31,553
* Patterson Cos	880,985	31,266
* Millipore Corp.	423,445	30,687
* Covance, Inc.	507,352	30,106
* Endo Pharmaceuticals Holdings, Inc.	1,005,218	29,553
* Millennium Pharmaceuticals, Inc.	2,504,712	28,454
Pharmaceutical Product Development, Inc.	836,521	28,182
* Vertex Pharmaceuticals, Inc.	995,870	27,924
* Lincare Holdings, Inc.	734,133	26,906
* Community Health Systems, Inc.	753,911	26,575
Hillenbrand Industries, Inc.	437,877	25,997
* Charles River Laboratories, Inc.	530,191	24,527
* Invitrogen Corp.	381,382	24,275
* Tenet Healthcare Corp.	3,735,509	24,019
Universal Health Services Class B	400,837	22,952
* ImClone Systems, Inc.	537,043	21,895
Bausch&Lomb, Inc.	424,952	21,741
Health Management Associates Class A	1,904,490	20,702
* Watson Pharmaceuticals, Inc.	770,759	20,371
* Kinetic Concepts, Inc.	387,117	19,604
^ Brookdale Senior Living Inc.	280,556	12,530
* Abraxis Bioscience, Inc.	195,394	5,219

		1,819,378

Industrials (11.1%)
Precision Castparts Corp.	1,075,632	111,920
Rockwell Collins, Inc.	1,325,234	88,698
ITT Industries, Inc.	1,390,747	83,890
L-3 Communications Holdings, Inc.	940,669	82,280
Parker Hannifin Corp.	949,042	81,912
Dover Corp.	1,618,250	78,987
Rockwell Automation, Inc.	1,281,381	76,716
American Standard Cos., Inc.	1,422,307	75,411
Expeditors International of Washington, Inc.	1,689,544	69,812
Cooper Industries, Inc. Class A	1,441,052	64,833
R.R. Donnelley&Sons Co.	1,718,337	62,874
C.H. Robinson Worldwide Inc.	1,311,391	62,619
Fluor Corp.	697,763	62,603
Cummins Inc.	415,768	60,170
* Terex Corp.	806,015	57,840
* AMR Corp.	1,879,887	57,243
Manpower Inc.	673,250	49,666
Goodrich Corp.	939,429	48,362
Avery Dennison Corp.	739,514	47,521
Robert Half International, Inc.	1,261,751	46,697
W.W. Grainger, Inc.	579,563	44,765
The Dun&Bradstreet Corp.	486,728	44,390
* Monster Worldwide Inc.	930,652	44,085
* Jacobs Engineering Group Inc.	932,772	43,514
Republic Services, Inc. Class A	1,551,240	43,155
Joy Global Inc.	940,567	40,350
Cintas Corp.	1,081,696	39,049
* McDermott International, Inc.	788,224	38,607
Roper Industries Inc.	691,064	37,926
Pall Corp.	968,767	36,813
Equifax, Inc.	991,687	36,147
Fastenal Co.	1,016,909	35,643
* UAL Corp.	877,608	33,498
SPX Corp.	454,975	31,939
Oshkosh Truck Corp.	584,970	31,003
* Allied Waste Industries, Inc.	2,333,298	29,376
*^USG Corp.	583,319	27,229
* ChoicePoint Inc.	632,149	23,661
The Corporate Executive Board Co.	309,533	23,512
Pentair, Inc.	751,201	23,407
* Alliant Techsystems, Inc.	260,939	22,942
J.B. Hunt Transport Services, Inc.	857,650	22,505
Hubbell Inc. Class B	411,919	19,871
* Hertz Global Holdings Inc.	761,567	18,049
* US Airways Group Inc.	387,093	17,605

		2,179,095

Information Technology (13.6%)
* Cognizant Technology Solutions Corp.	1,123,834	99,201
Seagate Technology	4,095,453	95,424
* MEMC Electronic Materials, Inc.	1,409,627	85,395
KLA-Tencor Corp.	1,577,968	84,137
* SanDisk Corp.	1,790,871	78,440
* NVIDIA Corp.	2,677,218	77,050
* Fiserv, Inc.	1,372,601	72,830
* Micron Technology, Inc.	5,979,575	72,233
* Computer Sciences Corp.	1,361,038	70,951
Fidelity National Information Services, Inc.	1,508,168	68,561
* Autodesk, Inc.	1,822,998	68,545
* NCR Corp.	1,412,393	67,470
National Semiconductor Corp.	2,569,823	62,036
Microchip Technology, Inc.	1,710,440	60,772
* Altera Corp.	2,868,054	57,332
^ MasterCard, Inc. Class A	536,489	56,997
* LSI Logic Corp.	5,290,346	55,231
Harris Corp.	1,063,009	54,160
* LAM Research Corp.	1,129,312	53,462
* Akamai Technologies, Inc.	1,053,830	52,607
* Flextronics International Ltd.	4,798,770	52,499
* Affiliated Computer Services, Inc. Class A	887,458	52,254
* BMC Software, Inc.	1,625,574	50,051
* VeriSign, Inc.	1,925,115	48,359
* Cadence Design Systems, Inc.	2,199,019	46,311
* Citrix Systems, Inc.	1,431,330	45,846
* Lexmark International, Inc.	776,142	45,373
Amphenol Corp.	692,407	44,709
* Activision, Inc.	2,222,236	42,089
* Avaya Inc.	3,259,673	38,497
* Ceridian Corp.	1,102,677	38,417
* McAfee Inc.	1,264,356	36,767
* Arrow Electronics, Inc.	968,792	36,572
* BEA Systems, Inc.	2,951,598	34,209
* Alliance Data Systems Corp.	537,325	33,110
* Red Hat, Inc.	1,439,456	33,007
* Tellabs, Inc.	3,326,474	32,932
* Iron Mountain, Inc.	1,259,259	32,904
* DST Systems, Inc.	419,300	31,531
* Novellus Systems, Inc.	979,608	31,367
Jabil Circuit, Inc.	1,430,182	30,620
CDW Corp.	497,187	30,542
* Western Digital Corp.	1,757,117	29,537
Intersil Corp.	1,094,780	29,001
* salesforce.com, Inc.	629,994	26,976
* NAVTEQ Corp.	776,114	26,776
* Compuware Corp.	2,791,736	26,494
* Teradyne, Inc.	1,504,820	24,890
Diebold, Inc.	519,195	24,771
* JDS Uniphase Corp.	1,622,062	24,704
* Hewitt Associates, Inc.	835,476	24,421
* Solectron Corp.	7,156,905	22,544
* CheckFree Corp.	596,230	22,114
* International Rectifier Corp.	571,345	21,831
* Ingram Micro, Inc. Class A	1,114,642	21,524
Molex, Inc.	756,182	21,324
* QLogic Corp.	1,249,419	21,240
* Zebra Technologies Corp. Class A	529,829	20,457
^ Total System Services, Inc.	310,942	9,904
Molex, Inc. Class A	353,348	8,795
AVX Corp.	475,227	7,224
* Agere Systems Inc.	290,160	6,563
Sabre Holdings Corp.	24,125	790

		2,682,680

Materials (4.8%)
United States Steel Corp.	939,004	93,121
Vulcan Materials Co.	748,376	87,171
Allegheny Technologies Inc.	678,562	72,396
Lyondell Chemical Co.	1,772,476	53,121
Temple-Inland Inc.	847,964	50,657
Martin Marietta Materials, Inc.	357,917	48,390
MeadWestvaco Corp.	1,436,107	44,290
Sigma-Aldrich Corp.	1,045,226	43,398
Eastman Chemical Co.	652,180	41,303
Sealed Air Corp.	1,277,996	40,385
* Domtar Corp.	4,114,140	38,303
Ball Corp.	784,456	35,967
* Pactiv Corp.	1,054,658	35,584
* The Mosaic Co.	1,215,145	32,396
* Owens-Illinois, Inc.	1,218,090	31,390
Ashland, Inc.	452,788	29,703
International Flavors&Fragrances, Inc.	604,500	28,544
Sonoco Products Co.	751,348	28,236
Bemis Co., Inc.	831,287	27,757
* Titanium Metals Corp.	702,800	25,216
* Smurfit-Stone Container Corp.	2,018,667	22,730
Chemtura Corp.	1,905,383	20,826
Huntsman Corp.	789,446	15,071

		945,955

Telecommunication Services (2.3%)
* NII Holdings Inc.	1,103,550	81,862
Embarq Corp.	1,184,808	66,764
* Crown Castle International Corp.	1,772,911	56,964
Windstream Corp.	3,779,030	55,514
* Level 3 Communications, Inc.	8,723,895	53,216
Citizens Communications Co.	2,684,839	40,138
CenturyTel, Inc.	864,260	39,056
Telephone&Data Systems, Inc.	494,176	29,463
Telephone&Data Systems, Inc. - Special Common Shares	325,604	18,201
* U.S. Cellular Corp.	128,239	9,419

		450,597

Utilities (6.8%)
Constellation Energy Group, Inc.	1,426,772	124,059
* AES Corp.	5,264,557	113,293
* Mirant Corp.	2,029,004	82,094
Xcel Energy, Inc.	3,225,023	79,626
* NRG Energy, Inc.	952,083	68,588
DTE Energy Co.	1,410,579	67,567
* Allegheny Energy, Inc.	1,309,897	64,368
Questar Corp.	680,539	60,711
KeySpan Corp.	1,389,243	57,167
NiSource, Inc.	2,163,805	52,883
* Reliant Energy, Inc.	2,445,094	49,684
Wisconsin Energy Corp.	927,105	44,983
Pepco Holdings, Inc.	1,516,552	44,010
Equitable Resources, Inc.	908,932	43,920
CenterPoint Energy Inc.	2,355,601	42,259
Alliant Energy Corp.	920,064	41,237
Pinnacle West Capital Corp.	791,388	38,184
SCANA Corp.	877,157	37,867
ONEOK, Inc.	829,876	37,344
MDU Resources Group, Inc.	1,290,222	37,081
Integrys Energy Group, Inc.	592,811	32,907
Energy East Corp.	1,244,522	30,317
NSTAR	846,913	29,744
TECO Energy, Inc.	1,658,829	28,548
DPL Inc.	895,634	27,845

		1,336,286

Total Common Stocks
(Cost $15,330,785)		19,628,585

Temporary Cash Investments (1.6%)

Money Market Fund (1.6%)
[1] Vanguard Market Liquidity Fund, 5.288%	322,188,353	322,188

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[2] Federal National Mortgage Assn
[3] 5.215%, 4/9/07	2,000	1,998

Total Temporary Cash Investments
(Cost $324,186)		324,186

Total Investments (101.5%)
(Cost $15,654,971)		19,952,771

Other Assets and Liabilities - Net (-1.5%)		(287,158)

Net Assets (100%)		19,665,613

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $15,654,971,000. Net unrealized appreciation of investment securities for tax purposes was $4,297,800,000, consisting of unrealized gains of $4,645,497,000 on securities that had risen in value since their purchase and $347,697,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	74	31,665	675
E-mini MidCap 400 Index	2	171	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Value Index
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (15.9%)
Mattel, Inc.	77,539	2,138
Newell Rubbermaid, Inc.	56,356	1,752
Genuine Parts Co.	34,644	1,698
Sherwin-Williams Co.	23,299	1,539
VF Corp.	18,179	1,502
* Wyndham Worldwide Corp.	40,284	1,376
Whirlpool Corp.	15,936	1,353
Eastman Kodak Co.	58,411	1,318
H & R Block, Inc.	62,133	1,307
Dollar General Corp.	60,255	1,274
D. R. Horton, Inc.	57,295	1,260
Pulte Homes, Inc.	43,997	1,164
Royal Caribbean Cruises, Ltd.	25,871	1,091
Lennar Corp. Class A	25,767	1,088
Idearc Inc.	29,701	1,042
* Expedia, Inc.	44,841	1,039
Centex Corp.	24,133	1,008
Virgin Media Inc.	36,647	925
* Mohawk Industries, Inc.	11,016	904
ServiceMaster Co.	58,356	898
Liz Claiborne, Inc.	20,840	893
BorgWarner, Inc.	11,703	883
Washington Post Co. Class B	1,124	858
Hasbro, Inc.	29,067	832
Leggett&Platt, Inc.	36,395	825
The Stanley Works	14,879	824
* Dollar Tree Stores, Inc.	19,700	753
Foot Locker, Inc.	31,650	745
Jones Apparel Group, Inc.	22,420	689
KB Home	15,784	674
^ New York Times Co. Class A	27,618	649
* Toll Brothers, Inc.	23,409	641
* AutoNation, Inc.	29,575	628
Wendy's International, Inc.	19,441	608
Brunswick Corp.	18,671	595
OSI Restaurant Partners, Inc.	13,442	531
Tiffany&Co.	9,835	447
Family Dollar Stores, Inc.	14,650	434
Circuit City Stores, Inc.	23,158	429
E.W. Scripps Co. Class A	9,028	403
* Interpublic Group of Cos., Inc.	31,409	387
The McClatchy Co. Class A	11,341	358
Regal Entertainment Group Class A	13,035	259
Dow Jones&Co., Inc.	7,121	245
International Speedway Corp.	4,031	208
* NVR, Inc.	311	207

		40,681

Consumer Staples (5.2%)
Bunge Ltd.	24,352	2,002
UST, Inc.	32,711	1,897
SuperValu Inc.	41,856	1,635
Molson Coors Brewing Co. Class B	14,380	1,361
Tyson Foods, Inc.	51,381	997
The Pepsi Bottling Group, Inc.	28,793	918
* Constellation Brands, Inc. Class A	42,615	903
* Dean Foods Co.	17,679	826
* Smithfield Foods, Inc.	20,372	610
McCormick&Co., Inc.	15,593	601
J.M. Smucker Co.	11,084	591
Hormel Foods Corp.	15,362	571
PepsiAmericas, Inc.	12,917	288
Brown-Forman Corp. Class B	3,215	211

		13,411

Energy (7.7%)
Hess Corp.	51,441	2,853
Chesapeake Energy Corp.	90,250	2,787
Noble Energy, Inc.	35,336	2,108
El Paso Corp.	143,404	2,075
GlobalSantaFe Corp.	23,738	1,464
Tesoro Petroleum Corp.	13,683	1,374
Murphy Oil Corp.	22,249	1,188
Sunoco, Inc.	16,271	1,146
* Newfield Exploration Co.	26,224	1,094
Pioneer Natural Resources Co.	24,931	1,075
Cimarex Energy Co.	16,848	624
ENSCO International, Inc.	10,809	588
Pogo Producing Co.	11,875	571
* Pride International, Inc.	11,681	352
Patterson-UTI Energy, Inc.	11,316	254
Rowan Cos., Inc.	7,773	252

		19,805

Financials (34.6%)
ProLogis REIT	50,304	3,266
Host Hotels&Resorts Inc. REIT	104,249	2,743
Boston Properties, Inc. REIT	22,562	2,649
Ameriprise Financial, Inc.	44,271	2,530
Archstone-Smith Trust REIT	44,396	2,410
Kimco Realty Corp. REIT	45,713	2,228
CIT Group Inc.	40,314	2,133
Avalonbay Communities, Inc. REIT	15,980	2,077
Sovereign Bancorp, Inc.	76,914	1,957
Ambac Financial Group, Inc.	21,569	1,863
MBIA, Inc.	27,408	1,795
Zions Bancorp	20,652	1,745
Compass Bancshares Inc.	25,076	1,725
Synovus Financial Corp.	52,856	1,709
Unum Group	69,641	1,604
Safeco Corp.	23,473	1,559
Hudson City Bancorp, Inc.	109,092	1,492
Health Care Properties Investors REIT	40,810	1,470
Plum Creek Timber Co. Inc. REIT	35,993	1,419
Cincinnati Financial Corp.	33,462	1,419
American Capital Strategies, Ltd.	31,732	1,406
Developers Diversified Realty Corp. REIT	22,141	1,393
The Macerich Co. REIT	14,600	1,348
Torchmark Corp.	19,940	1,308
Everest Re Group, Ltd.	13,216	1,271
Commerce Bancorp, Inc.	36,223	1,209
Duke Realty Corp. REIT	27,494	1,195
iStar Financial Inc. REIT	25,382	1,189
AMB Property Corp. REIT	20,109	1,182
Regency Centers Corp. REIT	14,011	1,171
Assurant, Inc.	21,326	1,144
Apartment Investment&Management Co. Class A REIT	19,619	1,132
A.G. Edwards&Sons, Inc.	15,457	1,069
SL Green Realty Corp. REIT	7,724	1,060
Federal Realty Investment Trust REIT	11,242	1,019
Fidelity National Financial, Inc. Class A	42,244	1,014
Huntington Bancshares Inc.	45,901	1,003
First Horizon National Corp.	24,042	998
MGIC Investment Corp.	16,880	995
Old Republic International Corp.	44,520	985
New York Community Bancorp, Inc.	55,656	979
Axis Capital Holdings Ltd.	27,851	943
Radian Group, Inc.	16,386	899
Liberty Property Trust REIT	18,386	896
Popular, Inc.	53,860	892
Hospitality Properties Trust REIT	18,928	886
^ Allied Capital Corp.	30,543	880
White Mountains Insurance Group Inc.	1,535	870
First American Corp.	16,704	847
Janus Capital Group Inc.	40,299	843
UDR, Inc. REIT	27,388	839
Associated Banc-Corp	24,786	833
Camden Property Trust REIT	11,474	807
Ventas, Inc. REIT	19,057	803
PartnerRe Ltd.	11,559	792
TD Banknorth, Inc.	23,225	747
Weingarten Realty Investors REIT	15,665	745
The PMI Group Inc.	16,152	730
RenaissanceRe Holdings Ltd.	13,936	699
Colonial BancGroup, Inc.	27,993	693
TCF Financial Corp.	23,964	632
* Arch Capital Group Ltd.	9,044	617
City National Corp.	8,227	606
Protective Life Corp.	13,511	595
Nationwide Financial Services, Inc.	11,039	595
CapitalSource Inc. REIT	23,620	594
Commerce Bancshares, Inc.	12,038	582
* AmeriCredit Corp.	23,492	537
Fulton Financial Corp.	35,186	511
Astoria Financial Corp.	18,142	482
* Realogy Corp.	15,261	452
Unitrin, Inc.	9,558	450
Erie Indemnity Co. Class A	6,878	363
Transatlantic Holdings, Inc.	5,368	350
People's Bank	7,437	330
Federated Investors, Inc.	8,547	314
Forest City Enterprise Class A	4,532	300
Mercury General Corp.	5,447	289
BOK Financial Corp.	4,635	230
Student Loan Corp.	782	145
PNC Financial Services Group	3	0

		88,481

Health Care (3.3%)
AmerisourceBergen Corp.	20,491	1,081
* King Pharmaceuticals, Inc.	49,432	972
* Triad Hospitals, Inc.	17,897	935
Beckman Coulter, Inc.	12,666	809
Hillenbrand Industries, Inc.	11,231	667
Omnicare, Inc.	16,051	638
* Charles River Laboratories, Inc.	13,605	629
* Invitrogen Corp.	9,783	623
Bausch&Lomb, Inc.	10,905	558
Health Management Associates Class A	48,923	532
* Watson Pharmaceuticals, Inc.	19,798	523
* Hospira, Inc.	10,538	431

		8,398

Industrials (7.1%)
Parker Hannifin Corp.	24,343	2,101
Dover Corp.	41,506	2,026
Cooper Industries, Inc. Class A	36,965	1,663
R.R. Donnelley&Sons Co.	44,077	1,613
* Terex Corp.	20,677	1,484
Manpower Inc.	17,271	1,274
Goodrich Corp.	24,098	1,241
Avery Dennison Corp.	18,971	1,219
W.W. Grainger, Inc.	14,869	1,148
SPX Corp.	11,669	819
* Allied Waste Industries, Inc.	59,863	754
Pentair, Inc.	19,275	601
Republic Services, Inc. Class A	19,903	554
Hubbell Inc. Class B	10,570	510
Pall Corp.	12,431	472
* US Airways Group Inc.	9,935	452
* Hertz Global Holdings Inc.	9,535	226

		18,157

Information Technology (6.9%)
Seagate Technology	105,041	2,447
* Computer Sciences Corp.	34,912	1,820
Microchip Technology, Inc.	43,873	1,559
* Cadence Design Systems, Inc.	56,409	1,188
Fidelity National Information Services, Inc.	25,148	1,143
* Arrow Electronics, Inc.	24,854	938
Sabre Holdings Corp.	26,916	881
* Flextronics International Ltd.	80,019	875
* Tellabs, Inc.	85,339	845
* Novellus Systems, Inc.	25,134	805
Intersil Corp.	28,076	744
* Compuware Corp.	71,627	680
Diebold, Inc.	13,318	635
* Solectron Corp.	183,638	578
* LSI Logic Corp.	54,611	570
* Ingram Micro, Inc. Class A	28,632	553
Molex, Inc. Class A	16,333	407
* Ceridian Corp.	9,906	345
* JDS Uniphase Corp.	20,433	311
* International Rectifier Corp.	5,044	193
AVX Corp.	11,987	182

		17,699

Materials (6.2%)
United States Steel Corp.	24,086	2,389
Vulcan Materials Co.	19,196	2,236
Lyondell Chemical Co.	45,467	1,363
Temple-Inland Inc.	21,752	1,299
MeadWestvaco Corp.	36,839	1,136
Eastman Chemical Co.	16,731	1,060
* Domtar Corp.	105,540	983
Ashland, Inc.	11,619	762
International Flavors&Fragrances, Inc.	15,502	732
Sonoco Products Co.	19,269	724
Bemis Co., Inc.	21,318	712
* Smurfit-Stone Container Corp.	51,797	583
Sigma-Aldrich Corp.	13,410	557
Chemtura Corp.	48,946	535
* Owens-Illinois, Inc.	15,630	403
* The Mosaic Co.	10,918	291
Huntsman Corp.	6,949	133

		15,898

Telecommunication Services (2.5%)
Embarq Corp.	30,392	1,713
Windstream Corp.	96,934	1,424
Citizens Communications Co.	68,629	1,026
CenturyTel, Inc.	22,173	1,002
Telephone&Data Systems, Inc.	10,459	624
Telephone&Data Systems, Inc. - Special Common Shares	10,576	591

		6,380

Utilities (10.4%)
* Mirant Corp.	52,041	2,106
Constellation Energy Group, Inc.	23,787	2,068
Xcel Energy, Inc.	82,719	2,042
* NRG Energy, Inc.	24,421	1,759
DTE Energy Co.	36,181	1,733
KeySpan Corp.	35,637	1,466
NiSource, Inc.	55,505	1,357
* Reliant Energy, Inc.	62,720	1,274
Wisconsin Energy Corp.	23,784	1,154
Pepco Holdings, Inc.	38,904	1,129
CenterPoint Energy Inc.	60,427	1,084
Alliant Energy Corp.	23,604	1,058
Pinnacle West Capital Corp.	20,302	980
SCANA Corp.	22,502	971
ONEOK, Inc.	21,290	958
MDU Resources Group, Inc.	33,101	951
Integrys Energy Group, Inc.	15,203	844
Energy East Corp.	31,929	778
NSTAR	21,719	763
TECO Energy, Inc.	42,540	732
DPL Inc.	22,979	714
Equitable Resources, Inc.	11,662	564

		26,485

Total Common Stocks
(Cost $247,448)		255,395

Temporary Cash Investment (0.6%)

Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund, 5.288%
(Cost $1,426)	1,425,616	1,426

Total Investments (100.4%)
(Cost $248,874)		256,821

Other Assets and Liabilities - Net (-0.4%)		(1,069)

Net Assets (100%)		255,752

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $248,874,000. Net unrealized appreciation of investment securities for tax purposes was $7,947,000, consisting of unrealized gains of $12,006,000 on securities that had risen in value since their purchase and $4,059,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (100.2%)

Consumer Discretionary (17.7%)
* Liberty Media Corp.-Capital Series A	15,035	1,663
Hilton Hotels Corp.	41,071	1,477
Nordstrom, Inc.	22,983	1,217
* Office Depot, Inc.	31,133	1,094
* AutoZone Inc.	5,981	766
Abercrombie & Fitch Co.	9,850	746
Cablevision Systems NY Group Class A	24,263	738
* Apollo Group, Inc. Class A	16,392	720
Garmin Ltd.	13,275	719
American Eagle Outfitters, Inc.	22,508	675
Harman International Industries, Inc.	6,934	666
Tim Hortons, Inc.	21,549	656
Darden Restaurants Inc.	15,598	642
Black&Decker Corp.	7,608	621
Polo Ralph Lauren Corp.	6,787	598
* CarMax, Inc.	23,892	586
Lamar Advertising Co. Class A	9,112	574
* R.H. Donnelley Corp.	7,867	558
* Discovery Holding Co. Class A	28,484	545
Ross Stores, Inc.	15,780	543
Wynn Resorts Ltd.	5,678	539
PetSmart, Inc.	15,633	515
* Chico's FAS, Inc.	19,654	480
Station Casinos, Inc.	5,438	471
Tiffany&Co.	10,042	457
Advance Auto Parts, Inc.	11,770	454
* ^Sirius Satellite Radio, Inc.	141,529	453
Brinker International, Inc.	13,664	447
* Interpublic Group of Cos., Inc.	32,068	395
RadioShack Corp.	14,429	390
* XM Satellite Radio Holdings, Inc.	30,030	388
Williams-Sonoma, Inc.	10,786	382
* Career Education Corp.	10,599	323
Boyd Gaming Corp.	6,286	299
* Urban Outfitters, Inc.	11,049	293
* Getty Images, Inc.	5,682	276
Virgin Media Inc.	10,853	274
Gentex Corp.	15,217	247
Family Dollar Stores, Inc.	8,055	239
E.W. Scripps Co. Class A	4,964	222
* NVR, Inc.	325	216
Weight Watchers International, Inc.	3,990	184
* DreamWorks Animation SKG, Inc.	4,696	144
Circuit City Stores, Inc.	6,857	127
Dow Jones&Co., Inc.	2,044	70
International Speedway Corp.	1,169	60

		24,149

Consumer Staples (1.8%)
Whole Foods Market, Inc.	15,612	700
The Estee Lauder Cos. Inc. Class A	13,169	643
* Energizer Holdings, Inc.	6,096	520
* Dean Foods Co.	5,236	245
Brown-Forman Corp. Class B	3,365	221
McCormick&Co., Inc.	4,617	178

		2,507

Energy (11.4%)
* National Oilwell Varco Inc.	19,625	1,527
Noble Corp.	15,161	1,193
Peabody Energy Corp.	29,501	1,187
Smith International, Inc.	22,296	1,071
* Nabors Industries, Inc.	33,455	993
BJ Services Co.	33,453	933
* Ultra Petroleum Corp.	16,992	903
GlobalSantaFe Corp.	13,056	805
CONSOL Energy, Inc.	20,421	799
* Cameron International Corp.	12,433	781
* Southwestern Energy Co.	18,817	771
* Grant Prideco, Inc.	14,318	714
ENSCO International, Inc.	11,038	600
Diamond Offshore Drilling, Inc.	7,223	585
* FMC Technologies Inc.	7,608	531
Arch Coal, Inc.	15,880	487
* Pride International, Inc.	11,926	359
Murphy Oil Corp.	6,590	352
Sunoco, Inc.	4,819	339
Rowan Cos., Inc.	8,028	261
Patterson-UTI Energy, Inc.	11,550	259
* CNX Gas Corp.	3,272	93

		15,543

Financials (9.2%)
General Growth Properties Inc. REIT	24,308	1,570
T. Rowe Price Group Inc.	28,007	1,322
* E*TRADE Financial Corp.	47,743	1,013
* CBOT Holdings, Inc. Class A	4,137	751
* CB Richard Ellis Group, Inc.	21,419	732
W.R. Berkley Corp.	18,214	603
Leucadia National Corp.	18,144	534
* IntercontinentalExchange Inc.	4,175	510
* TD Ameritrade Holding Corp.	34,148	508
* Markel Corp.	1,027	498
Eaton Vance Corp.	13,464	480
* Realogy Corp.	15,583	461
SEI Investments Co.	7,189	433
Investors Financial Services Corp.	7,387	430
Nuveen Investments, Inc. Class A	8,805	416
The St. Joe Co.	7,896	413
Brown&Brown, Inc.	13,305	360
SL Green Realty Corp. REIT	2,288	314
Forest City Enterprise Class A	4,721	312
* Nasdaq Stock Market Inc.	10,590	311
The First Marblehead Corp.	5,279	237
Federated Investors, Inc.	4,698	173
Erie Indemnity Co. Class A	2,036	107
People's Bank	2,135	95

		12,583

Health Care (15.4%)
* Humana Inc.	18,589	1,079
* Express Scripts Inc.	12,874	1,039
* Laboratory Corp. of America Holdings	14,023	1,018
* Coventry Health Care Inc.	17,820	999
* MedImmune Inc.	26,749	973
C.R. Bard, Inc.	11,516	916
* Health Net Inc.	13,035	701
* Varian Medical Systems, Inc.	14,530	693
* Waters Corp.	11,349	658
IMS Health, Inc.	22,191	658
* DaVita, Inc.	11,630	620
Applera Corp.-Applied Biosystems Group	20,487	606
AmerisourceBergen Corp.	11,270	595
Mylan Laboratories, Inc.	27,370	579
* Sepracor Inc.	12,251	571
* Henry Schein, Inc.	9,905	547
* Amylin Pharmaceuticals, Inc.	14,565	544
DENTSPLY International Inc.	16,132	528
* Barr Pharmaceuticals Inc.	11,302	524
* Cephalon, Inc.	6,818	486
* Intuitive Surgical, Inc.	3,926	477
Manor Care, Inc.	8,270	450
* Patterson Cos	12,431	441
* Hospira, Inc.	10,759	440
* Millipore Corp.	5,973	433
* Covance, Inc.	7,156	425
* Endo Pharmaceuticals Holdings, Inc.	14,184	417
* Millennium Pharmaceuticals, Inc.	35,340	401
Pharmaceutical Product Development, Inc.	11,798	397
* Vertex Pharmaceuticals, Inc.	14,045	394
* Lincare Holdings, Inc.	10,354	379
* Community Health Systems, Inc.	10,638	375
* Tenet Healthcare Corp.	52,706	339
Universal Health Services Class B	5,656	324
* ImClone Systems, Inc.	7,578	309
* Kinetic Concepts, Inc.	5,463	277
Omnicare, Inc.	4,753	189
Brookdale Senior Living Inc.	3,963	177
* Abraxis Bioscience, Inc.	2,781	74

		21,052

Industrials (15.2%)
Precision Castparts Corp.	15,176	1,579
Rockwell Collins, Inc.	18,698	1,251
ITT Industries, Inc.	19,621	1,184
L-3 Communications Holdings, Inc.	13,272	1,161
Rockwell Automation, Inc.	18,078	1,082
American Standard Cos., Inc.	20,067	1,064
Expeditors International of Washington, Inc.	23,838	985
C.H. Robinson Worldwide Inc.	18,502	883
Fluor Corp.	9,846	883
Cummins Inc.	5,867	849
* AMR Corp.	26,522	808
Robert Half International, Inc.	17,803	659
The Dun&Bradstreet Corp.	6,868	626
* Monster Worldwide Inc.	13,132	622
* Jacobs Engineering Group Inc.	13,161	614
Joy Global Inc.	13,271	569
Cintas Corp.	15,262	551
* McDermott International, Inc.	11,121	545
Roper Industries Inc.	9,751	535
Equifax, Inc.	13,993	510
Fastenal Co.	14,349	503
* UAL Corp.	12,383	473
Oshkosh Truck Corp.	8,250	437
* USG Corp.	8,228	384
* ChoicePoint Inc.	8,920	334
The Corporate Executive Board Co.	4,366	332
* Alliant Techsystems, Inc.	3,683	324
J.B. Hunt Transport Services, Inc.	12,102	318
Republic Services, Inc. Class A	10,944	304
Pall Corp.	6,835	260
* Hertz Global Holdings Inc.	5,379	127

		20,756

Information Technology (20.9%)
* Cognizant Technology Solutions Corp.	15,856	1,400
* MEMC Electronic Materials, Inc.	19,888	1,205
KLA-Tencor Corp.	22,263	1,187
* SanDisk Corp.	25,266	1,107
* NVIDIA Corp.	37,771	1,087
* Fiserv, Inc.	19,365	1,028
* Micron Technology, Inc.	84,360	1,019
* Autodesk, Inc.	25,720	967
* NCR Corp.	19,927	952
National Semiconductor Corp.	36,257	875
* Altera Corp.	40,464	809
MasterCard, Inc. Class A	7,569	804
Harris Corp.	14,998	764
* LAM Research Corp.	15,934	754
* Akamai Technologies, Inc.	14,869	742
* Affiliated Computer Services, Inc. Class A	12,522	737
* BMC Software, Inc.	22,934	706
* VeriSign, Inc.	27,161	682
* Citrix Systems, Inc.	20,194	647
* Lexmark International, Inc.	10,951	640
Amphenol Corp.	9,771	631
* Activision, Inc.	31,353	594
* Avaya Inc.	45,990	543
* McAfee Inc.	17,839	519
* BEA Systems, Inc.	41,644	483
* Alliance Data Systems Corp.	7,579	467
* Red Hat, Inc.	20,309	466
* Iron Mountain, Inc.	17,768	464
* DST Systems, Inc.	5,916	445
Jabil Circuit, Inc.	20,179	432
CDW Corp.	7,013	431
* LSI Logic Corp.	41,139	429
* Western Digital Corp.	24,792	417
* salesforce.com, Inc.	8,885	380
* NAVTEQ Corp.	10,946	378
* Ceridian Corp.	10,113	352
* Teradyne, Inc.	21,223	351
* Hewitt Associates, Inc.	11,783	344
Fidelity National Information Services, Inc.	7,448	339
* CheckFree Corp.	8,414	312
* QLogic Corp.	17,629	300
* Zebra Technologies Corp. Class A	7,484	289
* Flextronics International Ltd.	23,697	259
* International Rectifier Corp.	5,246	200
Molex, Inc.	6,677	188
* JDS Uniphase Corp.	11,444	174
Total System Services, Inc.	4,405	140
* Agere Systems Inc.	4,063	92

		28,531

Materials (3.4%)
Allegheny Technologies Inc.	9,574	1,021
Martin Marietta Materials, Inc.	5,049	683
Sealed Air Corp.	18,031	570
Ball Corp.	11,068	508
* Pactiv Corp.	14,881	502
* Titanium Metals Corp.	9,912	356
Sigma-Aldrich Corp.	7,374	306
* The Mosaic Co.	11,145	297
* Owens-Illinois, Inc.	8,594	221
Huntsman Corp.	7,248	138

		4,602

Telecommunication Services (2.1%)
* NII Holdings Inc.	15,570	1,155
* Crown Castle International Corp.	25,013	804
* Level 3 Communications, Inc.	123,079	751
* U.S. Cellular Corp.	1,819	134

		2,844

Utilities (3.1%)
* AES Corp.	74,271	1,598
* Allegheny Energy, Inc.	18,481	908
Questar Corp.	9,602	857
Constellation Energy Group, Inc.	7,046	613
Equitable Resources, Inc.	6,413	310

		4,286

Total Common Stocks
(Cost $133,148)		136,853

Temporary Cash Investment (1.4%)

1 Vanguard Market Liquidity Fund, 5.288%
(Cost $1,910)	1,910,133	1,910

Total Investments (101.6%)
(Cost $135,058)		138,763

Other Assets and Liabilities—Net (-1.6%)		(2,175)

Net Assets (100%)		136,588

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2007, the cost of investment securities for tax purposes was $135,058,000. Net unrealized appreciation of investment securities for tax purposes was $3,705,000, consisting of unrealized gains of $6,312,000 on securities that had risen in value since their purchase and $2,607,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large Cap Index Fund
Schedule of Investments
March 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (11.0%)
Time Warner, Inc.	365,020	7,198
Home Depot, Inc.	189,703	6,970
The Walt Disney Co.	180,545	6,216
McDonald's Corp.	113,672	5,121
* Comcast Corp. Class A	179,220	4,651
Target Corp.	74,917	4,440
Lowe's Cos., Inc.	133,368	4,200
News Corp., Class A	169,739	3,924
* Comcast Corp. Special Class A	96,863	2,467
* Viacom Inc. Class B	55,791	2,294
Federated Department Stores, Inc.	49,944	2,250
* Starbucks Corp.	69,429	2,177
* Kohl's Corp.	27,092	2,076
The McGraw-Hill Cos., Inc.	32,575	2,048
CBS Corp.	62,759	1,920
Carnival Corp.	40,051	1,877
Best Buy Co., Inc.	37,462	1,825
NIKE, Inc. Class B	16,346	1,737
Staples, Inc.	66,305	1,713
Johnson Controls, Inc.	18,036	1,707
* Coach, Inc.	33,715	1,687
Omnicom Group Inc.	15,771	1,615
J.C. Penney Co., Inc. (Holding Co.)	19,569	1,608
Marriott International, Inc. Class A	30,890	1,512
Clear Channel Communications, Inc.	43,135	1,511
* Liberty Media Corp.-Interactive Series A	61,612	1,468
* DIRECTV Group, Inc.	61,805	1,426
* Sears Holdings Corp.	7,836	1,412
Yum! Brands, Inc.	24,437	1,411
Harley-Davidson, Inc.	23,873	1,403
Harrah's Entertainment, Inc.	16,172	1,366
* Liberty Media Corp.-Capital Series A	12,344	1,365
Ford Motor Co.	166,801	1,316
General Motors Corp.	41,548	1,273
Starwood Hotels&Resorts Worldwide, Inc.	19,529	1,266
International Game Technology	31,169	1,259
News Corp., Class B	49,817	1,219
Hilton Hotels Corp.	33,715	1,212
Gannett Co., Inc.	21,479	1,209
* Amazon.com, Inc.	28,414	1,131
TJX Cos., Inc.	41,118	1,109
Fortune Brands, Inc.	13,864	1,093
* Bed Bath&Beyond, Inc.	25,874	1,039
Nordstrom, Inc.	18,914	1,001
Mattel, Inc.	35,063	967
The Gap, Inc.	52,566	905
* Office Depot, Inc.	25,424	893
Limited Brands, Inc.	32,453	846
* Las Vegas Sands Corp.	9,708	841
* EchoStar Communications Corp. Class A	18,929	822
* MGM Mirage, Inc.	11,598	806
Newell Rubbermaid, Inc.	25,335	788
Genuine Parts Co.	15,552	762
Sherwin-Williams Co.	10,544	696
* IAC/InterActiveCorp	18,412	694
VF Corp.	8,201	678
Virgin Media Inc.	25,270	638
* AutoZone Inc.	4,933	632
* Wyndham Worldwide Corp.	18,215	622
Abercrombie&Fitch Co.	8,117	614
Whirlpool Corp.	7,193	611
Cablevision Systems NY Group Class A	19,931	607
Eastman Kodak Co.	26,247	592
* Apollo Group, Inc. Class A	13,406	589
H&R Block, Inc.	27,935	588
^ Garmin Ltd.	10,813	586
Tiffany&Co.	12,749	580
* Liberty Global, Inc. Class A	17,483	576
Dollar General Corp.	26,995	571
D. R. Horton, Inc.	25,698	565
American Eagle Outfitters, Inc.	18,371	551
Harman International Industries, Inc.	5,664	544
Tim Hortons, Inc.	17,591	535
Darden Restaurants Inc.	12,749	525
Pulte Homes, Inc.	19,751	523
Black&Decker Corp.	6,268	512
* Liberty Global, Inc. Series C	16,579	508
* Interpublic Group of Cos., Inc.	40,240	495
Polo Ralph Lauren Corp.	5,587	492
Royal Caribbean Cruises, Ltd.	11,625	490
Lennar Corp. Class A	11,567	488
* CarMax, Inc.	19,490	478
Lamar Advertising Co. Class A	7,458	470
* Expedia, Inc.	20,110	466
Idearc Inc.	13,264	466
* R.H. Donnelley Corp.	6,473	459
Centex Corp.	10,912	456
Tribune Co.	14,175	455
* Discovery Holding Co. Class A	23,246	445
Ross Stores, Inc.	12,920	444
Wynn Resorts Ltd.	4,679	444
PetSmart, Inc.	12,807	422
* Mohawk Industries, Inc.	5,006	411
ServiceMaster Co.	26,069	401
Liz Claiborne, Inc.	9,327	400
* Chico's FAS, Inc.	16,215	396
Station Casinos, Inc.	4,565	395
BorgWarner, Inc.	5,235	395
Family Dollar Stores, Inc.	13,134	389
Washington Post Co. Class B	508	388
Hasbro, Inc.	13,136	376
Leggett&Platt, Inc.	16,391	372
The Stanley Works	6,700	371
* ^Sirius Satellite Radio, Inc.	115,572	370
Advance Auto Parts, Inc.	9,552	368
Brinker International, Inc.	11,184	366
E.W. Scripps Co. Class A	8,068	360
* Dollar Tree Stores, Inc.	8,895	340
Foot Locker, Inc.	14,217	335
RadioShack Corp.	11,699	316
* XM Satellite Radio Holdings, Inc.	24,453	316
Williams-Sonoma, Inc.	8,864	314
Jones Apparel Group, Inc.	10,086	310
KB Home	7,131	304
Circuit City Stores, Inc.	15,870	294
New York Times Co. Class A	12,387	291
* Toll Brothers, Inc.	10,452	286
* AutoNation, Inc.	13,189	280
* NVR, Inc.	412	274
Wendy's International, Inc.	8,752	274
Brunswick Corp.	8,393	267
* Career Education Corp.	8,680	265
Boyd Gaming Corp.	5,226	249
* Urban Outfitters, Inc.	9,094	241
OSI Restaurant Partners, Inc.	6,079	240
* Getty Images, Inc.	4,648	226
Gentex Corp.	12,272	199
Dow Jones&Co., Inc.	4,888	168
The McClatchy Co. Class A	5,091	161
International Speedway Corp.	2,844	147
Weight Watchers International, Inc.	3,175	146
Regal Entertainment Group Class A	5,826	116
* DreamWorks Animation SKG, Inc.	3,735	114

		139,690

Consumer Staples (9.1%)
The Procter&Gamble Co.	291,221	18,394
Altria Group, Inc.	192,657	16,917
Wal-Mart Stores, Inc.	229,801	10,789
PepsiCo, Inc.	150,895	9,591
The Coca-Cola Co.	193,894	9,307
CVS/Caremark Corp.	141,287	4,824
Walgreen Co.	92,211	4,232
Anheuser-Busch Cos., Inc.	70,548	3,560
Colgate-Palmolive Co.	47,267	3,157
Kimberly-Clark Corp.	42,061	2,881
Costco Wholesale Corp.	42,083	2,266
Archer-Daniels-Midland Co.	54,342	1,994
Sysco Corp.	56,727	1,919
The Kroger Co.	62,617	1,769
General Mills, Inc.	29,904	1,741
Avon Products, Inc.	40,813	1,521
Safeway, Inc.	40,728	1,492
H.J. Heinz Co.	30,159	1,421
Kellogg Co.	23,843	1,226
ConAgra Foods, Inc.	46,761	1,165
Sara Lee Corp.	68,630	1,161
Reynolds American Inc.	16,239	1,013
Bunge Ltd.	10,996	904
The Clorox Co.	13,862	883
UST, Inc.	14,719	853
Wm. Wrigley Jr. Co.	16,328	832
The Hershey Co.	14,845	811
Campbell Soup Co.	20,263	789
Carolina Group	9,922	750
SuperValu Inc.	18,787	734
Molson Coors Brewing Co. Class B	6,456	611
* Dean Foods Co.	12,240	572
Whole Foods Market, Inc.	12,714	570
^ Kraft Foods Inc.	17,629	558
The Estee Lauder Cos. Inc. Class A	10,750	525
Coca-Cola Enterprises, Inc.	23,942	485
Tyson Foods, Inc.	22,961	446
* Energizer Holdings, Inc.	4,975	425
McCormick&Co., Inc.	10,825	417
The Pepsi Bottling Group, Inc.	12,852	410
* Constellation Brands, Inc. Class A	19,126	405
* Smithfield Foods, Inc.	9,141	274
Brown-Forman Corp. Class B	4,168	273
J.M. Smucker Co.	5,046	269
Hormel Foods Corp.	6,883	256
PepsiAmericas, Inc.	5,861	131
Wm. Wrigley Jr. Co. Class B	1,719	87

		115,610

Energy (10.0%)
ExxonMobil Corp.	535,893	40,433
Chevron Corp.	200,368	14,819
ConocoPhillips Co.	143,745	9,825
Schlumberger Ltd.	108,255	7,480
Occidental Petroleum Corp.	77,233	3,808
Valero Energy Corp.	55,565	3,583
Marathon Oil Corp.	32,258	3,188
Halliburton Co.	92,317	2,930
Devon Energy Corp.	38,598	2,672
* Transocean Inc.	26,886	2,197
Apache Corp.	30,309	2,143
Baker Hughes, Inc.	29,454	1,948
XTO Energy, Inc.	31,975	1,753
Anadarko Petroleum Corp.	40,176	1,727
EOG Resources, Inc.	22,431	1,600
Williams Cos., Inc.	54,807	1,560
Spectra Energy Corp.	57,537	1,511
* Weatherford International Ltd.	31,202	1,407
GlobalSantaFe Corp.	21,424	1,321
Hess Corp.	23,256	1,290
Chesapeake Energy Corp.	40,805	1,260
* National Oilwell Varco Inc.	16,115	1,254
Kinder Morgan, Inc.	9,825	1,046
Noble Corp.	12,419	977
Peabody Energy Corp.	24,116	970
Noble Energy, Inc.	16,041	957
El Paso Corp.	64,445	933
Smith International, Inc.	18,217	875
Murphy Oil Corp.	15,564	831
* Nabors Industries, Inc.	27,391	813
Sunoco, Inc.	11,239	792
BJ Services Co.	27,385	764
ENSCO International, Inc.	13,928	758
* Ultra Petroleum Corp.	14,043	746
CONSOL Energy, Inc.	16,787	657
* Cameron International Corp.	10,215	641
* Southwestern Energy Co.	15,354	629
Tesoro Petroleum Corp.	6,210	624
* Grant Prideco, Inc.	11,779	587
* Newfield Exploration Co.	11,734	489
Pioneer Natural Resources Co.	11,263	486
Diamond Offshore Drilling, Inc.	5,879	476
* Pride International, Inc.	14,917	449
* FMC Technologies Inc.	6,236	435
Arch Coal, Inc.	12,923	397
Patterson-UTI Energy, Inc.	14,645	329
Rowan Cos., Inc.	10,082	327
Cimarex Energy Co.	7,537	279
Pogo Producing Co.	5,399	260
* CNX Gas Corp.	2,639	75

		127,311

Financials (21.7%)
Citigroup, Inc.	451,518	23,181
Bank of America Corp.	412,623	21,052
JPMorgan Chase&Co.	318,728	15,420
American International Group, Inc.	203,076	13,651
Wells Fargo&Co.	294,721	10,147
Wachovia Corp.	175,970	9,687
The Goldman Sachs Group, Inc.	35,217	7,277
Morgan Stanley	87,609	6,900
Merrill Lynch&Co., Inc.	76,863	6,277
U.S. Bancorp	163,545	5,719
American Express Co.	99,705	5,623
Fannie Mae	89,092	4,863
MetLife, Inc.	69,797	4,408
* Berkshire Hathaway Inc. Class B	1,158	4,215
Prudential Financial, Inc.	43,802	3,954
Freddie Mac	63,584	3,783
Washington Mutual, Inc.	86,240	3,482
The Travelers Cos., Inc.	63,381	3,281
The Allstate Corp.	54,532	3,275
Lehman Brothers Holdings, Inc.	41,394	2,900
Capital One Financial Corp.	37,594	2,837
The Bank of New York Co., Inc.	69,007	2,798
The Hartford Financial Services Group Inc.	29,102	2,782
SunTrust Banks, Inc.	30,935	2,569
Regions Financial Corp.	67,066	2,372
PNC Financial Services Group	31,795	2,288
Simon Property Group, Inc. REIT	20,314	2,260
AFLAC Inc.	45,445	2,139
BB&T Corp.	49,704	2,039
National City Corp.	53,649	1,998
State Street Corp.	30,478	1,973
Franklin Resources Corp.	16,246	1,963
The Chubb Corp.	37,857	1,956
Countrywide Financial Corp.	57,004	1,918
Charles Schwab Corp.	98,502	1,802
Fifth Third Bancorp	46,122	1,784
Lincoln National Corp.	25,484	1,728
ACE Ltd.	29,936	1,708
The Chicago Mercantile Exchange	3,200	1,704
Mellon Financial Corp.	37,810	1,631
Loews Corp.	35,432	1,610
Bear Stearns Co., Inc.	10,284	1,546
SLM Corp.	37,510	1,534
Vornado Realty Trust REIT	12,559	1,499
The Principal Financial Group, Inc.	24,866	1,489
ProLogis REIT	22,823	1,482
Genworth Financial Inc.	41,494	1,450
Progressive Corp. of Ohio	66,109	1,442
Marsh&McLennan Cos., Inc.	48,093	1,409
KeyCorp	36,941	1,384
Moody's Corp.	21,864	1,357
Equity Residential REIT	26,757	1,290
General Growth Properties Inc. REIT	19,959	1,289
Host Hotels&Resorts Inc. REIT	47,097	1,239
Boston Properties, Inc. REIT	10,220	1,200
XL Capital Ltd. Class A	16,646	1,165
Ameriprise Financial, Inc.	20,068	1,147
Public Storage, Inc. REIT	11,718	1,109
Archstone-Smith Trust REIT	20,109	1,092
T. Rowe Price Group Inc.	23,066	1,088
Legg Mason Inc.	11,510	1,084
* ^NYSE Group Inc.	11,513	1,079
Northern Trust Corp.	17,119	1,030
Kimco Realty Corp. REIT	20,607	1,004
Marshall&Ilsley Corp.	21,099	977
Aon Corp.	25,531	969
CIT Group Inc.	18,288	968
Avalonbay Communities, Inc. REIT	7,246	942
Sovereign Bancorp, Inc.	34,566	879
Comerica, Inc.	14,520	858
Ambac Financial Group, Inc.	9,743	842
* E*TRADE Financial Corp.	39,059	829
MBIA, Inc.	12,339	808
Zions Bancorp	9,351	790
Compass Bancshares Inc.	11,306	778
Synovus Financial Corp.	23,936	774
SL Green Realty Corp. REIT	5,419	743
Unum Group	31,446	724
M&T Bank Corp.	6,091	706
Safeco Corp.	10,578	703
Hudson City Bancorp, Inc.	48,941	670
Health Care Properties Investors REIT	18,369	662
Plum Creek Timber Co. Inc. REIT	16,291	642
Cincinnati Financial Corp.	15,031	637
American Capital Strategies, Ltd.	14,302	634
Developers Diversified Realty Corp. REIT	10,011	630
* CBOT Holdings, Inc. Class A	3,386	615
The Macerich Co. REIT	6,586	608
* CB Richard Ellis Group, Inc.	17,626	602
Torchmark Corp.	8,968	588
* Realogy Corp.	19,597	580
Everest Re Group, Ltd.	5,997	577
Commerce Bancorp, Inc.	16,342	545
Duke Realty Corp. REIT	12,400	539
iStar Financial Inc. REIT	11,405	534
AMB Property Corp. REIT	9,083	534
Regency Centers Corp. REIT	6,363	532
Assurant, Inc.	9,693	520
Apartment Investment&Management Co. Class A REIT	8,798	508
W.R. Berkley Corp.	14,801	490
A.G. Edwards&Sons, Inc.	6,994	484
Federal Realty Investment Trust REIT	5,112	463
Fidelity National Financial, Inc. Class A	18,883	453
Huntington Bancshares Inc.	20,655	451
First Horizon National Corp.	10,801	449
MGIC Investment Corp.	7,578	446
Old Republic International Corp.	20,078	444
New York Community Bancorp, Inc.	25,103	442
Leucadia National Corp.	14,769	435
Axis Capital Holdings Ltd.	12,510	424
* IntercontinentalExchange Inc.	3,410	417
* TD Ameritrade Holding Corp.	27,732	413
Radian Group, Inc.	7,385	405
Liberty Property Trust REIT	8,288	404
* Markel Corp.	832	403
Popular, Inc.	24,252	402
Hospitality Properties Trust REIT	8,492	397
Forest City Enterprise Class A	5,953	394
^ Allied Capital Corp.	13,652	393
White Mountains Insurance Group Inc.	690	391
Eaton Vance Corp.	10,929	390
Janus Capital Group Inc.	18,514	387
First American Corp.	7,471	379
Associated Banc-Corp	11,187	376
UDR, Inc. REIT	12,209	374
Camden Property Trust REIT	5,134	361
Ventas, Inc. REIT	8,555	360
PartnerRe Ltd.	5,224	358
SEI Investments Co.	5,910	356
Investors Financial Services Corp.	6,011	350
The St. Joe Co.	6,486	339
Weingarten Realty Investors REIT	7,123	339
Nuveen Investments, Inc. Class A	7,134	337
TD Banknorth, Inc.	10,420	335
The PMI Group Inc.	7,254	328
UnionBanCal Corp.	5,141	326
RenaissanceRe Holdings Ltd.	6,288	315
Colonial BancGroup, Inc.	12,591	312
Brown&Brown, Inc.	10,808	292
TCF Financial Corp.	10,734	283
Federated Investors, Inc.	7,650	281
* Arch Capital Group Ltd.	4,087	279
City National Corp.	3,692	272
Nationwide Financial Services, Inc.	5,014	270
CapitalSource Inc. REIT	10,630	267
Protective Life Corp.	6,041	266
Commerce Bancshares, Inc.	5,443	263
* Nasdaq Stock Market Inc.	8,532	251
Erie Indemnity Co. Class A	4,754	251
* AmeriCredit Corp.	10,552	241
People's Bank	5,186	230
Fulton Financial Corp.	15,672	228
Astoria Financial Corp.	8,167	217
Unitrin, Inc.	4,241	200
The First Marblehead Corp.	4,365	196
Transatlantic Holdings, Inc.	2,363	154
Mercury General Corp.	2,434	129
BOK Financial Corp.	2,066	102
Student Loan Corp.	441	82

		276,885

Health Care (11.9%)
Pfizer Inc.	662,572	16,737
Johnson&Johnson	266,451	16,056
Merck&Co., Inc.	199,500	8,812
Abbott Laboratories	141,114	7,874
UnitedHealth Group Inc.	123,780	6,557
Wyeth	123,773	6,192
* Amgen, Inc.	107,077	5,983
Medtronic, Inc.	105,716	5,186
Eli Lilly&Co.	93,492	5,021
Bristol-Myers Squibb Co.	180,762	5,018
* WellPoint Inc.	56,907	4,615
* Genentech, Inc.	43,610	3,581
Schering-Plough Corp.	136,014	3,470
* Gilead Sciences, Inc.	42,230	3,231
Baxter International, Inc.	60,061	3,163
Cardinal Health, Inc.	37,197	2,714
Aetna Inc.	47,940	2,099
* Medco Health Solutions, Inc.	27,013	1,959
* Zimmer Holdings, Inc.	21,977	1,877
* Celgene Corp.	34,260	1,797
* Thermo Fisher Scientific, Inc.	37,457	1,751
Stryker Corp.	26,237	1,740
Becton, Dickinson&Co.	22,459	1,727
* Boston Scientific Corp.	114,954	1,671
Allergan, Inc.	13,946	1,545
McKesson Corp.	25,879	1,515
* Forest Laboratories, Inc.	29,119	1,498
* Genzyme Corp.	24,128	1,448
* Biogen Idec Inc.	31,001	1,376
CIGNA Corp.	9,394	1,340
* St. Jude Medical, Inc.	32,436	1,220
AmerisourceBergen Corp.	18,595	981
Biomet, Inc.	21,437	911
* Humana Inc.	15,188	881
* Express Scripts Inc.	10,600	856
* Laboratory Corp. of America Holdings	11,602	843
* Coventry Health Care Inc.	14,707	824
* MedImmune Inc.	21,875	796
Quest Diagnostics, Inc.	15,146	755
C.R. Bard, Inc.	9,475	753
* Health Net Inc.	10,694	575
* Varian Medical Systems, Inc.	11,932	569
* Hospira, Inc.	13,480	551
IMS Health, Inc.	18,136	538
* Waters Corp.	9,251	537
* DaVita, Inc.	9,480	505
Applera Corp.-Applied Biosystems Group	16,728	495
* Sepracor Inc.	10,146	473
Mylan Laboratories, Inc.	22,262	471
* Henry Schein, Inc.	8,226	454
* Amylin Pharmaceuticals, Inc.	11,922	445
Omnicare, Inc.	11,190	445
* King Pharmaceuticals, Inc.	22,083	434
* Barr Pharmaceuticals Inc.	9,364	434
DENTSPLY International Inc.	13,131	430
* Triad Hospitals, Inc.	8,030	420
* Cephalon, Inc.	5,528	394
* Intuitive Surgical, Inc.	3,181	387
Manor Care, Inc.	6,735	366
Beckman Coulter, Inc.	5,660	362
* Patterson Cos	10,188	362
* Millipore Corp.	4,833	350
* Covance, Inc.	5,841	347
* Endo Pharmaceuticals Holdings, Inc.	11,496	338
* Millennium Pharmaceuticals, Inc.	29,023	330
Pharmaceutical Product Development, Inc.	9,587	323
* Vertex Pharmaceuticals, Inc.	11,447	321
* Lincare Holdings, Inc.	8,435	309
* Community Health Systems, Inc.	8,761	309
Hillenbrand Industries, Inc.	5,040	299
* Charles River Laboratories, Inc.	6,063	280
* Invitrogen Corp.	4,372	278
* Tenet Healthcare Corp.	43,056	277
Universal Health Services Class B	4,769	273
Bausch&Lomb, Inc.	4,904	251
* ImClone Systems, Inc.	6,118	249
Health Management Associates Class A	21,842	237
* Watson Pharmaceuticals, Inc.	8,919	236
* Kinetic Concepts, Inc.	4,411	223
Brookdale Senior Living Inc.	3,159	141
* Abraxis Bioscience, Inc.	2,304	61

		151,452

Industrials (10.4%)
General Electric Co.	947,166	33,492
The Boeing Co.	68,960	6,131
Tyco International Ltd.	185,195	5,843
United Technologies Corp.	87,544	5,690
3M Co.	64,269	4,912
United Parcel Service, Inc.	61,169	4,288
Caterpillar, Inc.	59,749	4,005
Honeywell International Inc.	71,165	3,278
Lockheed Martin Corp.	33,065	3,208
Emerson Electric Co.	73,640	3,173
FedEx Corp.	26,729	2,871
Burlington Northern Santa Fe Corp.	32,982	2,653
General Dynamics Corp.	31,586	2,413
Union Pacific Corp.	23,605	2,397
Deere&Co.	21,231	2,307
Illinois Tool Works, Inc.	44,246	2,283
Northrop Grumman Corp.	30,203	2,242
Raytheon Co.	40,907	2,146
Norfolk Southern Corp.	36,483	1,846
Waste Management, Inc.	49,173	1,692
Danaher Corp.	22,613	1,616
CSX Corp.	40,000	1,602
PACCAR, Inc.	21,695	1,592
Precision Castparts Corp.	12,442	1,295
Ingersoll-Rand Co.	28,066	1,217
Eaton Corp.	12,941	1,081
Southwest Airlines Co.	72,802	1,070
Rockwell Collins, Inc.	15,313	1,025
Masco Corp.	36,184	991
ITT Industries, Inc.	16,182	976
L-3 Communications Holdings, Inc.	10,845	949
Parker Hannifin Corp.	10,969	947
Textron, Inc.	10,400	934
Pitney Bowes, Inc.	20,395	926
Dover Corp.	18,666	911
Rockwell Automation, Inc.	14,924	894
American Standard Cos., Inc.	16,406	870
Expeditors International of Washington, Inc.	19,518	806
Cooper Industries, Inc. Class A	16,627	748
Fluor Corp.	8,124	729
R.R. Donnelley&Sons Co.	19,776	724
C.H. Robinson Worldwide Inc.	15,131	723
Cummins Inc.	4,875	706
* Terex Corp.	9,325	669
* AMR Corp.	21,810	664
Manpower Inc.	7,812	576
Goodrich Corp.	10,968	565
Avery Dennison Corp.	8,548	549
Robert Half International, Inc.	14,619	541
W.W. Grainger, Inc.	6,714	519
* Monster Worldwide Inc.	10,851	514
The Dun&Bradstreet Corp.	5,610	512
* Jacobs Engineering Group Inc.	10,870	507
Republic Services, Inc. Class A	17,883	498
Joy Global Inc.	10,847	465
Cintas Corp.	12,459	450
* McDermott International, Inc.	9,073	444
Roper Industries Inc.	8,001	439
Pall Corp.	11,144	423
Equifax, Inc.	11,375	415
Fastenal Co.	11,730	411
* UAL Corp.	10,205	390
SPX Corp.	5,245	368
Oshkosh Truck Corp.	6,702	355
* Allied Waste Industries, Inc.	26,910	339
* USG Corp.	6,740	315
* ChoicePoint Inc.	7,485	280
The Corporate Executive Board Co.	3,603	274
* Alliant Techsystems, Inc.	3,088	271
Pentair, Inc.	8,550	266
J.B. Hunt Transport Services, Inc.	9,910	260
Hubbell Inc. Class B	4,800	232
* Hertz Global Holdings Inc.	8,820	209
* US Airways Group Inc.	4,383	199

		133,121

Information Technology (14.9%)
Microsoft Corp.	812,922	22,656
* Cisco Systems, Inc.	558,035	14,247
International Business Machines Corp.	138,484	13,054
Intel Corp.	529,855	10,136
Hewlett-Packard Co.	251,670	10,102
* Google Inc.	20,524	9,403
* Apple Computer, Inc.	78,340	7,279
* Oracle Corp.	381,951	6,925
QUALCOMM Inc.	151,879	6,479
* Dell Inc.	187,899	4,361
Texas Instruments, Inc.	136,160	4,098
Motorola, Inc.	222,184	3,926
* Yahoo! Inc.	112,389	3,517
* eBay Inc.	102,336	3,392
* Corning, Inc.	143,552	3,264
* EMC Corp.	202,060	2,799
Automatic Data Processing, Inc.	50,515	2,445
Applied Materials, Inc.	126,665	2,321
* Adobe Systems, Inc.	53,530	2,232
Accenture Ltd.	53,660	2,068
* Sun Microsystems, Inc.	322,977	1,941
First Data Corp.	70,341	1,892
Western Union Co.	70,350	1,544
* Xerox Corp.	88,637	1,497
* Symantec Corp.	86,116	1,490
* Electronic Arts Inc.	28,354	1,428
* Broadcom Corp.	43,060	1,381
* Agilent Technologies, Inc.	39,083	1,317
Electronic Data Systems Corp.	47,509	1,315
* Network Appliance, Inc.	34,244	1,251
Paychex, Inc.	31,463	1,192
* Cognizant Technology Solutions Corp.	13,022	1,149
Seagate Technology	47,458	1,106
Analog Devices, Inc.	31,435	1,084
CA, Inc.	38,521	998
* MEMC Electronic Materials, Inc.	16,340	990
KLA-Tencor Corp.	18,202	971
* Juniper Networks, Inc.	46,529	916
* SanDisk Corp.	20,762	909
* NVIDIA Corp.	30,871	888
Linear Technology Corp.	27,486	868
Maxim Integrated Products, Inc.	29,282	861
* Fiserv, Inc.	15,878	842
* Intuit, Inc.	30,467	834
* Micron Technology, Inc.	68,995	833
* Computer Sciences Corp.	15,677	817
* Autodesk, Inc.	21,129	794
Fidelity National Information Services, Inc.	17,450	793
Xilinx, Inc.	30,754	791
* NCR Corp.	16,402	784
* Marvell Technology Group Ltd.	42,759	719
National Semiconductor Corp.	29,574	714
Microchip Technology, Inc.	19,855	705
MasterCard, Inc. Class A	6,240	663
* Altera Corp.	33,133	662
* Advanced Micro Devices, Inc.	50,170	655
* LSI Logic Corp.	61,182	639
Harris Corp.	12,247	624
* LAM Research Corp.	13,012	616
* Akamai Technologies, Inc.	12,158	607
* Flextronics International Ltd.	55,389	606
* Affiliated Computer Services, Inc. Class A	10,257	604
* BMC Software, Inc.	18,749	577
* VeriSign, Inc.	22,184	557
* Cadence Design Systems, Inc.	25,468	536
* Citrix Systems, Inc.	16,425	526
* Lexmark International, Inc.	8,930	522
Amphenol Corp.	8,039	519
* Activision, Inc.	25,565	484
* Ceridian Corp.	12,686	442
* Avaya Inc.	37,354	441
* McAfee Inc.	14,642	426
* Arrow Electronics, Inc.	11,113	420
* BEA Systems, Inc.	33,919	393
Sabre Holdings Corp.	11,999	393
* Alliance Data Systems Corp.	6,179	381
* Tellabs, Inc.	38,259	379
* Red Hat, Inc.	16,511	379
* Iron Mountain, Inc.	14,409	377
* DST Systems, Inc.	4,986	375
* Novellus Systems, Inc.	11,233	360
Jabil Circuit, Inc.	16,538	354
CDW Corp.	5,719	351
* Western Digital Corp.	20,100	338
Intersil Corp.	12,597	334
* Compuware Corp.	33,117	314
* salesforce.com, Inc.	7,194	308
* NAVTEQ Corp.	8,884	306
* Teradyne, Inc.	17,434	288
Diebold, Inc.	6,008	287
* JDS Uniphase Corp.	18,619	284
* Hewitt Associates, Inc.	9,586	280
* Solectron Corp.	82,550	260
* CheckFree Corp.	7,006	260
* International Rectifier Corp.	6,535	250
* Ingram Micro, Inc. Class A	12,843	248
* QLogic Corp.	14,197	241
* Zebra Technologies Corp. Class A	6,116	236
Molex, Inc. Class A	7,304	182
Molex, Inc.	5,467	154
Total System Services, Inc.	3,604	115
AVX Corp.	5,517	84
* Agere Systems Inc.	3,340	76

		190,031

Materials (3.1%)
E.I. du Pont de Nemours&Co.	84,413	4,173
Dow Chemical Co.	87,672	4,021
Monsanto Co.	49,885	2,742
Alcoa Inc.	79,637	2,700
Freeport-McMoRan Copper&Gold, Inc. Class B	33,327	2,206
Praxair, Inc.	29,681	1,869
Nucor Corp.	27,802	1,811
Newmont Mining Corp. (Holding Co.)	41,391	1,738
Air Products&Chemicals, Inc.	20,223	1,496
Weyerhaeuser Co.	19,442	1,453
International Paper Co.	39,720	1,446
United States Steel Corp.	10,912	1,082
PPG Industries, Inc.	15,136	1,064
Vulcan Materials Co.	8,700	1,013
Allegheny Technologies Inc.	7,875	840
Ecolab, Inc.	17,347	746
Rohm&Haas Co.	12,971	671
Lyondell Chemical Co.	20,562	616
Temple-Inland Inc.	9,771	584
Martin Marietta Materials, Inc.	4,173	564
MeadWestvaco Corp.	16,466	508
Sigma-Aldrich Corp.	12,121	503
Eastman Chemical Co.	7,521	476
Sealed Air Corp.	14,708	465
* Domtar Corp.	47,330	441
Ball Corp.	9,048	415
* Pactiv Corp.	12,219	412
* The Mosaic Co.	14,058	375
* Owens-Illinois, Inc.	14,074	363
Ashland, Inc.	5,219	342
International Flavors&Fragrances, Inc.	6,964	329
Sonoco Products Co.	8,637	325
Bemis Co., Inc.	9,525	318
* Titanium Metals Corp.	8,022	288
* Smurfit-Stone Container Corp.	23,194	261
Chemtura Corp.	21,700	237
Huntsman Corp.	9,124	174

		39,067

Telecommunication Services (3.8%)
AT&T Inc.	575,186	22,679
Verizon Communications Inc.	268,308	10,174
Sprint Nextel Corp.	254,906	4,833
Alltel Corp.	34,286	2,126
* American Tower Corp. Class A	39,068	1,522
* Qwest Communications International Inc.	149,376	1,343
* NII Holdings Inc.	12,803	950
Embarq Corp.	13,682	771
* Crown Castle International Corp.	20,545	660
Windstream Corp.	43,821	644
* Level 3 Communications, Inc.	100,583	614
Citizens Communications Co.	30,977	463
CenturyTel, Inc.	9,965	450
Telephone&Data Systems, Inc.	7,201	429
Telephone&Data Systems, Inc. - Special Common Shares	2,276	127
* U.S. Cellular Corp.	1,446	106

		47,891

Utilities (3.8%)
Exelon Corp.	61,630	4,235
Dominion Resources, Inc.	32,480	2,883
TXU Corp.	40,104	2,571
Southern Co.	68,161	2,498
Duke Energy Corp.	115,181	2,337
FPL Group, Inc.	35,283	2,158
Entergy Corp.	19,017	1,995
Public Service Enterprise Group, Inc.	23,151	1,922
FirstEnergy Corp.	27,965	1,852
American Electric Power Co., Inc.	36,380	1,774
PG&E Corp.	32,583	1,573
Constellation Energy Group, Inc.	16,535	1,438
PPL Corp.	35,010	1,432
Edison International	28,475	1,399
Sempra Energy	21,765	1,328
* AES Corp.	60,939	1,311
Consolidated Edison Inc.	23,550	1,202
Progress Energy, Inc.	22,205	1,120
Ameren Corp.	18,886	950
* Mirant Corp.	23,473	950
Xcel Energy, Inc.	37,424	924
* NRG Energy, Inc.	11,046	796
DTE Energy Co.	16,273	779
* Allegheny Energy, Inc.	15,072	741
Questar Corp.	7,864	702
KeySpan Corp.	16,098	662
NiSource, Inc.	25,100	613
* Reliant Energy, Inc.	28,122	571
Wisconsin Energy Corp.	10,821	525
Equitable Resources, Inc.	10,534	509
Pepco Holdings, Inc.	17,538	509
CenterPoint Energy Inc.	27,091	486
Alliant Energy Corp.	10,638	477
Pinnacle West Capital Corp.	9,187	443
SCANA Corp.	10,143	438
ONEOK, Inc.	9,544	429
MDU Resources Group, Inc.	14,815	426
Integrys Energy Group, Inc.	6,798	377
Energy East Corp.	14,393	351
NSTAR	9,674	340
TECO Energy, Inc.	18,934	326
DPL Inc.	10,205	317

		48,669

Total Common Stocks
(Cost $1,217,024)		1,269,727

Temporary Cash Investments (0.8%)

Money Market Fund (0.8%)
[1] Vanguard Market Liquidity Fund, 5.288%	10,236,878	10,237

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
[2] Federal National Mortgage Assn
[3] 5.201%, 4/25/07	300	299

Total Temporary Cash Investments
(Cost $10,536)		10,536

Total Investments (100.5%)
(Cost $1,227,560)		1,280,263

Other Assets and Liabilities—Net (-0.5%)		(6,946)

Net Assets (100%)		1,273,317

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2007, the cost of investment securities for tax purposes was $1,227,560,000. Net unrealized appreciation of investment securities for tax purposes was $52,703,000, consisting of unrealized gains of $80,951,000 on securities that had risen in value since their purchase and $28,248,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	6	2,147	21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.